Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 1.7%
Lockheed Martin Corp.	4,350	1,648,520
Northrop Grumman Corp.	400	130,004
Teledyne Technologies, Inc.*	100	30,670

		1,809,194

Air Freight & Logistics - 2.3%
CH Robinson Worldwide, Inc.	12,850	1,204,302
Expeditors International of Washington, Inc.	13,600	1,149,336

		2,353,638

Banks - 1.3%
Commerce Bancshares, Inc.	12,000	687,120
Investors Bancorp, Inc.	45,900	372,708
JPMorgan Chase & Co.	3,050	294,752

		1,354,580

Beverages - 4.3%
Coca-Cola Co. (The)	39,050	1,844,722
PepsiCo, Inc.	18,850	2,594,891

		4,439,613

Capital Markets - 2.2%
Intercontinental Exchange, Inc.	10,600	1,025,868
Nasdaq, Inc.	5,250	689,378
S&P Global, Inc.	1,600	560,400

		2,275,646

Chemicals - 0.6%
Ecolab, Inc.	3,550	664,134

Commercial Services & Supplies - 1.4%
Cintas Corp.	250	75,467
Clean Harbors, Inc.*	5,350	318,860
Republic Services, Inc.	6,400	558,400
Tetra Tech, Inc.	5,800	514,170

		1,466,897

Communications Equipment - 0.3%
EchoStar Corp., Class A*	12,150	331,695

Consumer Finance - 1.1%
Credit Acceptance Corp.*	1,950	912,483
FirstCash, Inc.	3,600	207,504

		1,119,987

Distributors - 0.8%
Pool Corp.	2,800	886,760

Diversified Telecommunication Services - 6.6%
AT&T, Inc.	61,650	1,823,607
Liberty Global plc, Class C*	9,950	226,462
Verizon Communications, Inc.	83,050	4,773,714

		6,823,783

Electric Utilities - 4.2%
American Electric Power Co., Inc.	7,000	608,160
Duke Energy Corp.	150	12,711

Investments	Shares	Value ($)
IDACORP, Inc.	7,250	676,062
NextEra Energy, Inc.	6,650	1,866,655
Pinnacle West Capital Corp.	7,900	656,332
Portland General Electric Co.	12,000	529,560

		4,349,480

Electronic Equipment, Instruments & Components - 0.5%
Dolby Laboratories, Inc., Class A	7,800	542,880

Equity Real Estate Investment Trusts (REITs) - 5.1%
AvalonBay Communities, Inc.	4,100	627,792
Camden Property Trust	4,950	449,509
Crown Castle International Corp.	3,200	533,440
Equinix, Inc.	250	196,370
Equity LifeStyle Properties, Inc.	11,600	792,512
Essex Property Trust, Inc.	2,800	618,072
Extra Space Storage, Inc.	650	67,171
Federal Realty Investment Trust	3,550	270,865
Life Storage, Inc.	3,800	372,894
National Retail Properties, Inc.	3,900	138,255
Public Storage	4,150	829,502
Realty Income Corp.	7,600	456,380

		5,352,762

Food & Staples Retailing - 2.3%
Casey’s General Stores, Inc.	3,700	589,003
Costco Wholesale Corp.	450	146,488
Sysco Corp.	11,150	589,278
Walmart, Inc.	8,000	1,035,200

		2,359,969

Food Products - 3.0%
Flowers Foods, Inc.	14,600	332,150
Hershey Co. (The)	5,750	836,107
Hormel Foods Corp.	15,850	806,131
J M Smucker Co. (The)	1,250	136,687
Kellogg Co.	1,950	134,531
McCormick & Co., Inc. (Non-Voting)	4,550	886,795

		3,132,401

Health Care Equipment & Supplies - 0.7%
Stryker Corp.	3,650	705,545

Health Care Providers & Services - 1.5%
Chemed Corp.	1,200	590,628
Encompass Health Corp.	6,850	466,348
Quest Diagnostics, Inc.	3,850	489,220
UnitedHealth Group, Inc.	200	60,556

		1,606,752

Hotels, Restaurants & Leisure - 0.6%
Domino’s Pizza, Inc.	1,750	676,567

Household Durables - 0.7%
Helen of Troy Ltd.*	3,650	687,113

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Household Products - 0.8%
Clorox Co. (The)	3,600	851,436

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	6,100	911,157

Insurance - 5.7%
Alleghany Corp.	700	365,624
Allstate Corp. (The)	7,750	731,523
American Financial Group, Inc.	5,100	309,927
Arthur J Gallagher & Co.	2,550	274,100
Chubb Ltd.	5,050	642,562
Fidelity National Financial, Inc.	2,750	88,990
First American Financial Corp.	5,650	288,206
Hanover Insurance Group, Inc. (The)	6,150	626,562
Progressive Corp. (The)	400	36,136
RenaissanceRe Holdings Ltd.	3,000	541,140
RLI Corp.	5,900	519,967
Travelers Cos., Inc. (The)	6,950	795,219
W R Berkley Corp.	11,150	688,512

		5,908,468

Interactive Media & Services - 2.0%
Alphabet, Inc., Class A*	400	595,180
Alphabet, Inc., Class C*	450	667,332
Facebook, Inc., Class A*	3,200	811,744

		2,074,256

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	926	2,930,494

IT Services - 10.1%
Accenture plc, Class A	7,200	1,618,416
Automatic Data Processing, Inc.	1,850	245,883
Genpact Ltd.	19,400	772,508
Jack Henry & Associates, Inc.	2,350	419,005
Mastercard, Inc., Class A	12,900	3,980,037
Visa, Inc., Class A	16,100	3,065,440
Wix.com Ltd.*	1,400	406,672

		10,507,961

Life Sciences Tools & Services - 1.9%
ICON plc*	6,050	1,122,033
QIAGEN NV*	17,700	875,265

		1,997,298

Media - 1.1%
Charter Communications, Inc., Class A*	1,919	1,113,020

Metals & Mining - 0.8%
Royal Gold, Inc.	5,600	783,608

Multiline Retail - 0.2%
Target Corp.	1,350	169,938

Multi-Utilities - 2.0%
Consolidated Edison, Inc.	6,750	518,602
DTE Energy Co.	4,350	502,991
NorthWestern Corp.	3,700	208,162
WEC Energy Group, Inc.	9,100	866,866

		2,096,621

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 0.8%
Chevron Corp.	9,450	793,233
Exxon Mobil Corp.	1,700	71,536

		864,769

Pharmaceuticals - 11.0%
Eli Lilly and Co.	20,300	3,050,887
Johnson & Johnson	33,800	4,926,688
Merck & Co., Inc.	39,500	3,169,480
Pfizer, Inc.	2,200	84,656
Zoetis, Inc.	1,300	197,184

		11,428,895

Professional Services - 0.7%
Verisk Analytics, Inc.	3,800	717,098

Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	1,900	223,307

Software - 7.7%
Adobe, Inc.*	200	88,864
Check Point Software Technologies Ltd.*	7,500	940,125
Globant SA*	4,450	769,583
Intuit, Inc.	1,050	321,689
J2 Global, Inc.*	8,700	493,464
Microsoft Corp.	19,100	3,915,691
Tyler Technologies, Inc.*	900	321,525
Zoom Video Communications, Inc., Class A*	4,450	1,129,899

		7,980,840

Specialty Retail - 2.8%
Home Depot, Inc. (The)	4,900	1,300,901
O’Reilly Automotive, Inc.*	1,650	787,677
Ross Stores, Inc.	3,600	322,812
TJX Cos., Inc. (The)	10,250	532,898

		2,944,288

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	12,121	5,151,910

Water Utilities - 0.9%
American States Water Co.	12,250	941,780

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.*	8,797	944,622

TOTAL COMMON STOCKS (Cost $99,669,102)		103,481,162

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(a)

U.S. TREASURY OBLIGATIONS - 0.0%(a)
U.S. Treasury Bills 0.12%, 1/28/2021(b)(c) (Cost $44,973)	45,000	44,979

Total Investments - 99.5% (Cost $99,714,075)		103,526,141
Other Assets Less Liabilities - 0.5%		468,717

Net Assets - 100.0%		103,994,858

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.
(c)	The rate shown was the current yield as of July 31, 2020.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	3	09/18/2020	USD	$489,525	$6,497

Abbreviations:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Aerospace & Defense - 0.2%
Thales SA	1,800	130,605

Air Freight & Logistics - 0.5%
SG Holdings Co. Ltd.	7,500	274,520

Airlines - 0.5%
Japan Airlines Co. Ltd.	17,500	283,281

Auto Components - 0.1%
Bridgestone Corp.	2,500	73,158

Automobiles - 0.2%
Toyota Motor Corp.	2,500	147,002

Banks - 8.0%
Bank Leumi Le-Israel BM	77,050	385,901
Bank of Nova Scotia (The)	14,900	611,907
BNP Paribas SA*	225	9,077
BOC Hong Kong Holdings Ltd.	200,000	557,405
Commonwealth Bank of Australia	21,625	1,104,196
Hang Seng Bank Ltd.	37,500	589,823
Royal Bank of Canada	12,400	855,364
Skandinaviska Enskilda Banken AB, Class A*	2,400	23,232
Sumitomo Mitsui Financial Group, Inc.	15,000	397,238
Swedbank AB, Class A*	2,350	38,158
Toronto-Dominion Bank (The)	5,650	250,000

		4,822,301

Beverages - 1.1%
Carlsberg A/S, Class B	600	88,400
Diageo plc	9,975	366,712
Suntory Beverage & Food Ltd.	5,000	187,979
Thai Beverage PCL	105,000	49,004

		692,095

Capital Markets - 1.1%
Deutsche Boerse AG	3,725	680,984

Chemicals - 3.4%
Air Liquide SA	5,800	957,447
Akzo Nobel NV	3,750	353,597
Givaudan SA (Registered)	125	516,791
Symrise AG	1,925	241,403

		2,069,238

Commercial Services & Supplies - 1.7%
Brambles Ltd.	47,175	364,704
Secom Co. Ltd.	5,700	489,565
Securitas AB, Class B*	12,125	181,030

		1,035,299

Investments	Shares	Value ($)
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson, Class B	12,025	138,624

Construction & Engineering - 0.1%
Eiffage SA*	425	37,190

Diversified Financial Services - 0.0%(a)
Sofina SA	75	21,108

Diversified Telecommunication Services - 5.4%
BCE, Inc.	3,925	164,560
Deutsche Telekom AG (Registered)	33,700	564,479
Elisa OYJ	8,625	514,645
HKT Trust & HKT Ltd.	375,000	552,566
Nippon Telegraph & Telephone Corp.	25,000	577,769
Orange SA	24,725	289,800
Proximus SADP	10,250	212,232
Singapore Telecommunications Ltd.	75,000	135,638
Spark New Zealand Ltd.	9,575	31,446
Swisscom AG (Registered)	375	200,258
Telia Co. AB	7,025	27,380

		3,270,773

Electric Utilities - 3.1%
Chubu Electric Power Co., Inc.	25,000	296,628
CK Infrastructure Holdings Ltd.	12,500	65,160
CLP Holdings Ltd.	37,500	355,152
Emera, Inc.	3,800	158,156
Fortis, Inc.	5,700	232,128
Hydro One Ltd.(b)	8,975	191,225
Power Assets Holdings Ltd.	100,000	556,760
Red Electrica Corp. SA	2,200	42,977

		1,898,186

Electrical Equipment - 0.5%
Vestas Wind Systems A/S	2,425	312,546

Equity Real Estate Investment Trusts (REITs) - 1.3%
Derwent London plc	3,250	122,679
Japan Real Estate Investment Corp.	25	127,684
Link REIT	48,516	376,537
Nippon Building Fund, Inc.	25	139,979

		766,879

Food & Staples Retailing - 7.1%
Colruyt SA	9,550	559,675
ICA Gruppen AB	13,350	657,580
Kesko OYJ, Class B	10,050	215,102
Koninklijke Ahold Delhaize NV	23,950	693,012
Loblaw Cos. Ltd.	3,800	197,135
Seven & i Holdings Co. Ltd.	15,000	454,838
Tesco plc	212,175	604,579
Wm Morrison Supermarkets plc	134,000	328,622
Woolworths Group Ltd.	22,250	617,201

		4,327,744

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Food Products - 6.1%
MEIJI Holdings Co. Ltd.	5,000	390,617
Nestle SA (Registered)	24,050	2,857,871
Saputo, Inc.	6,275	153,561
Tate & Lyle plc	10,150	86,752
Yamazaki Baking Co. Ltd.	12,500	209,023

		3,697,824

Gas Utilities - 1.8%
Enagas SA	4,900	123,823
Hong Kong & China Gas Co. Ltd.	209,200	300,160
Toho Gas Co. Ltd.	10,000	433,179
Tokyo Gas Co. Ltd.	10,000	210,962

		1,068,124

Health Care Equipment & Supplies - 2.2%
Carl Zeiss Meditec AG	125	13,104
Coloplast A/S, Class B	4,175	713,216
ConvaTec Group plc(b)	39,425	105,250
Fisher & Paykel Healthcare Corp. Ltd.	2,400	57,555
Siemens Healthineers AG(b)	3,950	205,308
Smith & Nephew plc	10,700	213,114

		1,307,547

Health Care Providers & Services - 0.6%
Medipal Holdings Corp.	7,500	137,898
Sonic Healthcare Ltd.	9,675	222,724

		360,622

Hotels, Restaurants & Leisure - 2.3%
Accor SA*	9,250	232,326
Compass Group plc	19,575	269,896
McDonald’s Holdings Co. Japan Ltd.	10,000	476,686
Oriental Land Co. Ltd.	2,500	299,584
Sodexo SA	1,950	134,386

		1,412,878

Household Durables - 0.7%
Bellway plc	3,475	116,122
Berkeley Group Holdings plc	1,925	112,533
Sekisui House Ltd.	10,000	181,405

		410,060

Household Products - 0.6%
Lion Corp.	15,000	387,165

Independent Power and Renewable Electricity Producers - 0.3%
Uniper SE	6,000	208,309

Industrial Conglomerates - 1.0%
Jardine Matheson Holdings Ltd.	15,000	613,800

Insurance - 7.1%
Admiral Group plc	11,025	347,288
Ageas SA	10,000	376,626
Assicurazioni Generali SpA	25,675	384,366
Direct Line Insurance Group plc	116,675	453,895
Gjensidige Forsikring ASA*	11,475	235,596
Great-West Lifeco, Inc.	7,675	135,680
Hannover Rueck SE	2,625	445,123
Helvetia Holding AG (Registered)	1,250	113,087

Investments	Shares	Value ($)
Japan Post Holdings Co. Ltd.	22,500	152,646
Mapfre SA	60,325	108,856
MS&AD Insurance Group Holdings, Inc.	15,000	373,971
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,200	584,817
RSA Insurance Group plc	26,350	148,402
Sampo OYJ, Class A	5,500	199,470
SCOR SE*	4,800	123,737
Swiss Re AG	350	27,609
Zurich Insurance Group AG	300	110,872

		4,322,041

IT Services - 2.1%
CGI, Inc.*	2,950	210,695
Edenred	8,625	429,687
Fujitsu Ltd.	800	106,838
Itochu Techno-Solutions Corp.	5,000	202,166
Nexi SpA*(b)	8,275	148,392
NTT Data Corp.	15,000	168,968

		1,266,746

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	7,500	412,915
Sega Sammy Holdings, Inc.	12,500	140,570

		553,485

Machinery - 1.5%
Alstom SA*	10,325	576,646
Mitsubishi Heavy Industries Ltd.	12,500	289,239
Schindler Holding AG (Registered)	50	12,477

		878,362

Marine - 0.3%
Kuehne + Nagel International AG (Registered)*	1,100	189,722

Metals & Mining - 4.7%
Barrick Gold Corp.	31,450	908,869
Franco-Nevada Corp.	2,304	368,262
Kinross Gold Corp.*	68,000	634,565
Newcrest Mining Ltd.	10,800	272,477
Polymetal International plc	11,100	276,078
Wheaton Precious Metals Corp.	7,125	386,542

		2,846,793

Multiline Retail - 0.8%
Wesfarmers Ltd.	14,250	475,712

Multi-Utilities - 1.0%
Algonquin Power & Utilities Corp.	12,350	170,383
Canadian Utilities Ltd., Class A	16,250	416,835

		587,218

Oil, Gas & Consumable Fuels - 1.6%
BP plc	55,625	200,881
Koninklijke Vopak NV	3,375	184,980
Neste OYJ	11,150	512,628
Royal Dutch Shell plc, Class A	4,100	60,356

		958,845

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Personal Products - 0.1%
Unilever plc	725	43,515

Pharmaceuticals - 11.7%
Chugai Pharmaceutical Co. Ltd.	8,100	362,826
GlaxoSmithKline plc	61,300	1,230,820
Novartis AG (Registered)	5,000	414,807
Novo Nordisk A/S, Class B	19,150	1,267,515
Ono Pharmaceutical Co. Ltd.	2,500	70,072
Roche Holding AG	8,575	2,979,617
Roche Holding AG - BR	125	43,146
UCB SA	5,775	743,330

		7,112,133

Professional Services - 1.9%
RELX plc	26,250	556,418
Wolters Kluwer NV	7,775	614,707

		1,171,125

Real Estate Management & Development - 0.8%
Deutsche Wohnen SE	2,525	123,016
ESR Cayman Ltd.*(b)	5,000	12,322
PSP Swiss Property AG (Registered)	3,350	375,250

		510,588

Road & Rail - 3.2%
Aurizon Holdings Ltd.	24,750	78,985
Central Japan Railway Co.	2,700	324,444
East Japan Railway Co.	7,500	430,649
Keio Corp.	2,500	123,900
Kintetsu Group Holdings Co. Ltd.	5,000	193,890
MTR Corp. Ltd.	50,000	248,381
Nagoya Railroad Co. Ltd.	7,500	189,114
Seibu Holdings, Inc.	2,500	22,274
West Japan Railway Co.	7,500	321,196

		1,932,833

Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV	150	53,159

Software - 1.4%
Nice Ltd.*	1,175	239,058
Open Text Corp.	4,550	204,792
Oracle Corp. Japan	2,500	299,820
SAP SE	450	71,188

		814,858

Specialty Retail - 0.9%
ABC-Mart, Inc.	7,500	395,819
Yamada Denki Co. Ltd.	32,500	140,476

		536,295

Technology Hardware, Storage & Peripherals - 0.9%
Canon, Inc.	12,500	198,146
FUJIFILM Holdings Corp.	7,500	334,603

		532,749

Textiles, Apparel & Luxury Goods - 1.1%
Hermes International	775	628,859
LVMH Moet Hennessy Louis Vuitton SE	50	21,684

		650,543

Investments	Shares	Value ($)
Tobacco - 0.7%
Japan Tobacco, Inc.	25,000	428,450

Trading Companies & Distributors - 1.0%
ITOCHU Corp.	27,500	598,222

Transportation Infrastructure - 0.5%
Aena SME SA*(b)	400	52,172
Aeroports de Paris	975	92,235
Auckland International Airport Ltd.	3,650	15,512
Flughafen Zurich AG (Registered)*	900	113,774

		273,693

Water Utilities - 0.8%
Severn Trent plc	5,725	184,095
United Utilities Group plc	27,225	321,595

		505,690

Wireless Telecommunication Services - 3.6%
KDDI Corp.	22,500	693,535
NTT DOCOMO, Inc.	27,500	756,231
Rogers Communications, Inc., Class B	325	13,272
Softbank Corp.	52,500	702,367

		2,165,405

TOTAL COMMON STOCKS (Cost $59,171,482)		59,856,044

Total Investments - 98.8% (Cost $59,171,482)		59,856,044
Other Assets Less Liabilities - 1.2%		723,317

Net Assets - 100.0%		60,579,361

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	7	09/18/2020	USD	$634,760	$17,619

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	11,000	Toronto-Dominion Bank (The)	USD	7,548	09/16/2020	$342
EUR	27,000	Toronto-Dominion Bank (The)	USD	30,254	09/16/2020	1,704
GBP	4,000	Toronto-Dominion Bank (The)	USD	4,948	09/16/2020	303
JPY	6,800,000	Toronto-Dominion Bank (The)	USD	63,646	09/16/2020	703

Total unrealized appreciation						$3,052

USD	8,265	Bank of New York	AUD	12,000	09/16/2020	$(342)
USD	5,296	Citibank NA	CHF	5,000	09/16/2020	(207)
USD	24,047	Toronto-Dominion Bank (The)	DKK	160,000	09/16/2020	(1,378)
USD	152,960	Morgan Stanley	EUR	135,000	09/16/2020	(6,830)
USD	49,118	Citibank NA	GBP	39,000	09/16/2020	(2,082)
USD	58,950	Citibank NA	JPY	6,313,000	09/16/2020	(790)
USD	17,585	Bank of New York	SEK	162,000	09/16/2020	(951)

Total unrealized depreciation						$(12,580)

Net unrealized depreciation						$(9,528)

Abbreviations:

AUD — Australian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
SEK — Swedish Krona
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Australia	5.2%
Belgium	3.2
Canada	10.3
Denmark	3.9
Finland	2.4
France	6.0
Germany	5.2
Hong Kong	6.0
Israel	1.0
Italy	0.9
Japan	24.1
Netherlands	3.1
New Zealand	0.2
Norway	0.4
Singapore	1.3
Spain	0.5
Sweden	1.8
Switzerland	13.1
United Kingdom	10.2
Other[1]	1.2

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.4%

Air Freight & Logistics - 0.9%
ZTO Express Cayman, Inc., ADR	1,806	66,912

		66,912

Banks - 12.7%
Attijariwafa Bank*	1,425	56,446
Banco BBVA Peru SA	5,142	3,600
Bank Central Asia Tbk. PT	8,400	17,951
Bank of China Ltd., Class H	168,000	56,360
Bank of Communications Co. Ltd., Class H	81,000	44,941
Banque Centrale Populaire*	2,415	59,574
BDO Unibank, Inc.	11,490	20,575
Chang Hwa Commercial Bank Ltd.	54,000	35,024
China Construction Bank Corp., Class H	96,000	70,357
China Merchants Bank Co. Ltd., Class H	1,000	4,664
Commercial International Bank Egypt SAE	8,220	32,417
E.Sun Financial Holding Co. Ltd.	36,709	33,959
First Financial Holding Co. Ltd.	57,000	45,920
Grupo Elektra SAB de CV	810	43,499
Hong Leong Bank Bhd.	8,100	28,656
Hua Nan Financial Holdings Co. Ltd.	60,000	41,168
Industrial & Commercial Bank of China Ltd., Class H	45,000	26,593
ING Bank Slaski SA*	1,011	35,762
Itau Unibanco Holding SA (Preference)	1,500	7,748
Krung Thai Bank PCL	39,900	12,603
Malayan Banking Bhd.	23,400	42,330
Mega Financial Holding Co. Ltd.	48,000	53,006
Postal Savings Bank of China Co. Ltd., Class H(a)	66,000	36,363
Public Bank Bhd.	11,100	44,505
SinoPac Financial Holdings Co. Ltd.	51,000	18,541
Taiwan Cooperative Financial Holding Co. Ltd.	63,000	46,022

		918,584

Beverages - 0.7%
Emperador, Inc.	266,400	49,329

Biotechnology - 1.1%
Celltrion, Inc.*	15	3,733
China Biologic Products Holdings, Inc.*	729	77,529

		81,262

Capital Markets - 0.6%
B3 SA - Brasil Bolsa Balcao	300	3,656
Macquarie Korea Infrastructure Fund	4,293	40,717

		44,373

Investments	Shares	Value ($)
Chemicals - 2.4%
Acron PJSC	726	56,896
Asian Paints Ltd.	1,368	31,369
Nan Ya Plastics Corp.	19,000	39,629
Pidilite Industries Ltd.	2,589	46,961

		174,855

Commercial Services & Supplies - 0.8%
S-1 Corp.	783	59,478

Construction Materials - 1.8%
LafargeHolcim Maroc SA*	618	90,820
Ssangyong Cement Industrial Co. Ltd.	8,931	37,931

		128,751

Diversified Consumer Services - 2.1%
China East Education Holdings Ltd.(a)	25,500	59,882
GSX Techedu, Inc., ADR*	1,002	89,298
New Oriental Education & Technology Group, Inc., ADR*	27	3,786

		152,966

Diversified Telecommunication Services - 5.2%
China Telecom Corp. Ltd., Class H	102,000	30,402
China Tower Corp. Ltd., Class H(a)	42,000	7,641
Chunghwa Telecom Co. Ltd.	35,000	130,826
KT Corp.	2,025	40,452
Maroc Telecom	5,976	88,849
O2 Czech Republic A/S*	5,622	54,157
Rostelecom PJSC	20,940	25,361

		377,688

Electric Utilities - 1.6%
CEZ A/S	1,854	37,263
Luz del Sur SAA	7,440	57,215
Transmissora Alianca de Energia Eletrica SA	3,600	20,027

		114,505

Electronic Equipment, Instruments & Components - 0.9%
Hon Hai Precision Industry Co. Ltd.	9,000	24,086
WPG Holdings Ltd.	28,000	38,137

		62,223

Entertainment - 0.3%
NetEase, Inc., ADR	42	19,254

Equity Real Estate Investment Trusts (REITs) - 0.3%
Hui Xian REIT	84,000	23,108

Food & Staples Retailing - 3.7%
BGF retail Co. Ltd.	339	35,425
BIM Birlesik Magazalar A/S	5,727	58,628
Clicks Group Ltd.	213	2,855

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Pick n Pay Stores Ltd.	2,469	6,530
President Chain Store Corp.*	5,000	47,791
Puregold Price Club, Inc.	41,400	40,436
Sun Art Retail Group Ltd.	33,000	45,816
Wal-Mart de Mexico SAB de CV	12,600	29,655

		267,136

Food Products - 3.9%
Alicorp SAA*	14,121	31,221
AVI Ltd.	2,640	10,950
Dali Foods Group Co. Ltd.(a)	51,000	31,126
Indofood CBP Sukses Makmur Tbk. PT	49,500	31,192
Nestle Malaysia Bhd.	2,500	83,726
PPB Group Bhd.	8,700	40,422
Uni-President China Holdings Ltd.	51,000	55,276

		283,913

Gas Utilities - 3.2%
China Gas Holdings Ltd.	11,400	34,273
China Resources Gas Group Ltd.	10,000	49,289
ENN Energy Holdings Ltd.	4,200	50,886
Petronas Gas Bhd.	23,700	93,906

		228,354

Health Care Equipment & Supplies - 0.8%
Hartalega Holdings Bhd.	8,100	38,742
Top Glove Corp. Bhd.	3,600	21,974

		60,716

Health Care Providers & Services - 2.2%
Bangkok Dusit Medical Services PCL, NVDR	63,300	44,863
Bangkok Dusit Medical Services PCL, Class F	17,400	12,332
Bumrungrad Hospital PCL, NVDR	13,500	49,571
IHH Healthcare Bhd.	7,800	9,934
Odontoprev SA	6,600	17,521
Sinopharm Group Co. Ltd., Class H	11,200	26,677

		160,898

Hotels, Restaurants & Leisure - 0.5%
Kangwon Land, Inc.	1,554	29,804
Yum China Holdings, Inc.	69	3,536

		33,340

Household Durables - 1.6%
Coway Co. Ltd.	942	60,644
PIK Group PJSC*	8,220	53,931

		114,575

Household Products - 0.1%
Hindustan Unilever Ltd.	243	7,178

Independent Power and Renewable Electricity Producers - 0.4%
Electricity Generating PCL	2,400	18,241
Electricity Generating PCL - Foreign	600	4,560
Unipro PJSC	177,000	6,752

		29,553

Insurance - 2.0%
Ping An Insurance Group Co. of China Ltd., Class H	5,500	58,263
Santam Ltd.	2,853	44,448
SBI Life Insurance Co. Ltd.*(a)	3,219	39,278

		141,989

Investments	Shares	Value ($)
Interactive Media & Services - 5.9%
Tencent Holdings Ltd.	6,200	427,189

Internet & Direct Marketing Retail - 7.7%
Alibaba Group Holding Ltd., ADR*	2,202	552,746

		552,746

IT Services - 5.0%
HCL Technologies Ltd.	7,845	73,949
Infosys Ltd.	2,403	31,028
Larsen & Toubro Infotech Ltd.(a)	2,016	65,127
Mphasis Ltd.	84	1,300
Samsung SDS Co. Ltd.	87	12,159
Tata Consultancy Services Ltd.	3,264	99,535
Tech Mahindra Ltd.	2,442	22,250
Wipro Ltd.	14,499	54,449

		359,797

Metals & Mining - 0.1%
MMC Norilsk Nickel PJSC	21	5,560

Multiline Retail - 0.6%
Grupo Sanborns SAB de CV	2,600	2,244
Lojas Renner SA*	3,900	30,813
Robinson PCL*(b)	600	375
Woolworths Holdings Ltd.	6,981	13,008

		46,440

Oil, Gas & Consumable Fuels - 2.9%
China Coal Energy Co. Ltd., Class H	99,000	24,526
China Shenhua Energy Co. Ltd., Class H	33,000	55,013
CNOOC Ltd.	7,000	7,406
Formosa Petrochemical Corp.	4,000	11,128
LUKOIL PJSC	288	19,726
Petronas Dagangan Bhd.	7,200	36,510
Petronet LNG Ltd.	16,176	53,590

		207,899

Personal Products - 0.0%(c)
Procter & Gamble Hygiene & Health Care Ltd.	6	830

Pharmaceuticals - 1.0%
Dr Reddy’s Laboratories Ltd.	57	3,444
Hypera SA*	3,510	24,354
Yuhan Corp.	957	46,027

		73,825

Road & Rail - 0.3%
GMexico Transportes SAB de CV(a)	16,800	19,675

Semiconductors & Semiconductor Equipment - 6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	435,747

Specialty Retail - 1.8%
Home Product Center PCL	2,800	1,401
Home Product Center PCL, NVDR	124,700	62,385
Zhongsheng Group Holdings Ltd.	10,500	64,827

		128,613

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 4.9%
Chicony Electronics Co. Ltd.	19,000	56,362
Samsung Electronics Co. Ltd.	5,571	270,741
Samsung Electronics Co. Ltd. (Preference)	552	22,935

		350,038

Textiles, Apparel & Luxury Goods - 0.7%
Alpargatas SA (Preference)	300	1,813
Formosa Taffeta Co. Ltd.	43,000	44,329
Grendene SA	4,500	6,587

		52,729

Tobacco - 0.6%
KT&G Corp.	624	42,372

Transportation Infrastructure - 3.0%
Airports of Thailand PCL, NVDR	24,000	39,638
Bangkok Expressway & Metro PCL, NVDR	163,200	46,318
Jiangsu Expressway Co. Ltd., Class H	40,000	42,889
Promotora y Operadora de Infraestructura SAB de CV*	1,725	12,700
Shenzhen Expressway Co. Ltd., Class H	42,000	40,048
Shenzhen International Holdings Ltd.	19,649	32,046

		213,639

Water Utilities - 0.6%
Guangdong Investment Ltd.	28,000	45,232

Wireless Telecommunication Services - 5.5%
Advanced Info Service PCL, NVDR	7,500	44,496
America Movil SAB de CV, Series L	18,300	11,536
China Mobile Ltd.	30,500	208,969
Far EasTone Telecommunications Co. Ltd.	26,000	56,004
Taiwan Mobile Co. Ltd.	21,000	75,270

		396,275

TOTAL COMMON STOCKS (Cost $6,688,392)		6,959,546

Investments		Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(c)

Food Products - 0.0%(c)
Britannia Industries Ltd. 8.00%, 8/28/2022 (Cost $1)	INR	78	1

Total Investments - 96.4% (Cost $6,688,393)			6,959,547
Other Assets Less Liabilities - 3.6%			256,565

Net Assets - 100.0%			7,216,112

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $375, which represents approximately 0.01% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
INR	Indian Rupee
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	4	09/18/2020	USD	$213,860	$18,092

Abbreviations:

USD — US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Brazil	1.6%
China	34.3
Czech Republic	1.3
Egypt	0.4
India	7.3
Indonesia	0.7
Malaysia	6.1
Mexico	1.6
Morocco	4.1
Peru	1.3
Philippines	1.5
Poland	0.5
Russia	2.3
South Africa	1.1
South Korea	9.7
Taiwan	17.1
Thailand	4.7
Turkey	0.8
Other[1]	3.6

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Aerospace & Defense - 1.5%
AAR Corp.(a)	3,075	52,951
Aerojet Rocketdyne Holdings, Inc.*(a)	2,460	101,475
AeroVironment, Inc.*(a)	820	62,771
Axon Enterprise, Inc.*(a)	2,050	170,417
Boeing Co. (The)	14,145	2,234,910
BWX Technologies, Inc.	2,665	145,296
Curtiss-Wright Corp.	1,435	127,887
Ducommun, Inc.*	205	7,370
General Dynamics Corp.	9,020	1,323,595
HEICO Corp.(a)	1,230	118,228
HEICO Corp., Class A	2,050	156,927
Hexcel Corp.(a)	2,460	91,758
Howmet Aerospace, Inc.	19,065	281,781
Huntington Ingalls Industries, Inc.	1,435	249,274
Kaman Corp.(a)	1,025	40,477
Kratos Defense & Security Solutions, Inc.*	3,075	55,381
L3Harris Technologies, Inc.	5,945	1,000,722
Lockheed Martin Corp.	9,840	3,729,065
Maxar Technologies, Inc.(a)	18,655	331,872
Mercury Systems, Inc.*(a)	1,845	142,858
Moog, Inc., Class A	8,200	440,504
National Presto Industries, Inc.(a)	205	17,505
Northrop Grumman Corp.	6,150	1,998,811
PAE, Inc.*(a)	8,815	69,462
Parsons Corp.*	615	21,420
Raytheon Technologies Corp.	57,810	3,276,671
Spirit AeroSystems Holdings, Inc., Class A	4,510	88,261
Teledyne Technologies, Inc.*	1,025	314,368
Textron, Inc.	7,585	265,020
TransDigm Group, Inc.	1,230	530,843
Triumph Group, Inc.(a)	18,655	126,481
Vectrus, Inc.*	1,230	54,108

		17,628,469

Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*(a)	2,050	49,958
Atlas Air Worldwide Holdings, Inc.*(a)	7,995	416,380
CH Robinson Worldwide, Inc.(a)	4,305	403,465
Echo Global Logistics, Inc.*(a)	3,280	82,213
Expeditors International of Washington, Inc.	4,715	398,465
FedEx Corp.	9,225	1,553,490
Forward Air Corp.	1,025	53,290
Hub Group, Inc., Class A*	10,455	553,069
United Parcel Service, Inc., Class B	27,675	3,950,883
XPO Logistics, Inc.*	3,895	292,203

		7,753,416

Investments	Shares	Value ($)
Airlines - 0.4%
Alaska Air Group, Inc.(a)	37,310	1,284,956
Allegiant Travel Co.(a)	3,690	413,391
American Airlines Group, Inc.(a)	16,400	182,368
Delta Air Lines, Inc.	23,985	598,906
Hawaiian Holdings, Inc.(a)	17,425	207,183
JetBlue Airways Corp.*(a)	86,920	898,753
SkyWest, Inc.	17,015	447,665
Southwest Airlines Co.	20,090	620,580
Spirit Airlines, Inc.*(a)	5,330	84,267
United Airlines Holdings, Inc.*(a)	11,480	360,242

		5,098,311

Auto Components - 0.4%
Adient plc*	25,625	426,400
American Axle & Manufacturing Holdings, Inc.*	30,135	212,753
Aptiv plc	7,175	557,856
Autoliv, Inc.(a)	2,255	146,643
BorgWarner, Inc.(a)	6,560	240,096
Cooper Tire & Rubber Co.(a)	13,325	413,875
Dana, Inc.	44,895	513,150
Delphi Technologies plc*(a)	26,855	402,556
Dorman Products, Inc.*(a)	1,025	83,794
Fox Factory Holding Corp.*(a)	1,230	109,470
Garrett Motion, Inc.*	34,645	203,713
Gentex Corp.	7,175	193,653
Gentherm, Inc.*	1,230	47,687
Goodyear Tire & Rubber Co. (The)	77,900	701,879
LCI Industries	1,025	128,945
Lear Corp.	1,640	181,023
Standard Motor Products, Inc.	615	27,970
Tenneco, Inc., Class A*(a)	11,685	86,586
Veoneer, Inc.*(a)	25,625	257,531
Visteon Corp.*(a)	1,025	74,425

		5,010,005

Automobiles - 0.9%
Ford Motor Co.	146,575	968,861
General Motors Co.	48,175	1,199,076
Harley-Davidson, Inc.(a)	44,690	1,163,281
Tesla, Inc.*(a)	3,895	5,572,810
Thor Industries, Inc.(a)	17,220	1,962,908
Winnebago Industries, Inc.(a)	1,640	99,072

		10,966,008

Banks - 6.3%
1st Source Corp.	820	27,158
Allegiance Bancshares, Inc.(a)	615	15,000
Amalgamated Bank, Class A	9,840	113,652
Ameris Bancorp(a)	17,630	406,812
Associated Banc-Corp.	49,200	631,728
Atlantic Union Bankshares Corp.(a)	21,730	490,446
Banc of California, Inc.(a)	4,100	43,952
BancFirst Corp.(a)	615	26,789
Bancorp, Inc. (The)*	14,555	137,254
BancorpSouth Bank(a)	27,265	570,656
Bank of America Corp.	313,445	7,798,512

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bank of Hawaii Corp.(a)	1,435	81,264
Bank OZK(a)	35,670	857,864
BankUnited, Inc.	30,955	623,434
Banner Corp.	9,430	334,105
Berkshire Hills Bancorp, Inc.	18,450	183,762
BOK Financial Corp.(a)	8,815	490,996
Boston Private Financial Holdings, Inc.	16,400	96,514
Bridge Bancorp, Inc.(a)	3,075	55,627
Brookline Bancorp, Inc.	3,075	29,505
Bryn Mawr Bank Corp.	615	16,015
Byline Bancorp, Inc.	5,330	69,077
Cadence Bancorp(a)	44,690	349,029
Cathay General Bancorp(a)	21,115	510,561
CBTX, Inc.	410	6,474
Central Pacific Financial Corp.	4,305	66,986
CIT Group, Inc.(a)	32,390	614,438
Citigroup, Inc.	82,000	4,100,820
Citizens Financial Group, Inc.	18,040	447,572
City Holding Co.(a)	615	38,413
Columbia Banking System, Inc.(a)	2,460	71,168
Comerica, Inc.	43,870	1,689,872
Commerce Bancshares, Inc.	2,870	164,336
Community Bank System, Inc.	1,640	92,217
Community Trust Bancorp, Inc.	2,255	69,026
ConnectOne Bancorp, Inc.	4,715	65,020
CrossFirst Bankshares, Inc.*(a)	2,870	26,318
Cullen/Frost Bankers, Inc.(a)	16,810	1,211,329
Customers Bancorp, Inc.*(a)	13,735	162,760
CVB Financial Corp.	6,560	118,539
Dime Community Bancshares, Inc.	1,230	14,446
Eagle Bancorp, Inc.(a)	10,455	314,486
East West Bancorp, Inc.	41,820	1,449,481
Enterprise Financial Services Corp.	615	17,872
Fifth Third Bancorp	29,930	594,410
Financial Institutions, Inc.	8,200	121,114
First Bancorp/NC	3,075	63,530
First Bancorp/PR	77,285	420,430
First Bancshares, Inc. (The)	3,690	73,468
First Citizens BancShares, Inc., Class A(a)	2,460	1,047,640
First Commonwealth Financial Corp.(a)	9,840	77,441
First Financial Bancorp(a)	34,235	476,380
First Financial Bankshares, Inc.(a)	4,510	134,939
First Financial Corp.	1,845	61,678
First Foundation, Inc.(a)	1,640	25,207
First Hawaiian, Inc.(a)	36,695	637,759
First Horizon National Corp.	168,931	1,565,990
First Interstate BancSystem, Inc., Class A	2,665	77,578
First Merchants Corp.	14,555	355,579
First Midwest Bancorp, Inc.(a)	30,750	373,151
First of Long Island Corp. (The)	1,230	18,339
First Republic Bank	4,715	530,343
Flushing Financial Corp.	13,940	154,455
FNB Corp.	91,430	677,496
Franklin Financial Network, Inc.	615	16,236
Fulton Financial Corp.	44,280	429,516

Investments	Shares	Value ($)
German American Bancorp, Inc.	820	23,321
Glacier Bancorp, Inc.	2,870	101,340
Great Southern Bancorp, Inc.	410	14,789
Great Western Bancorp, Inc.	20,705	269,165
Hancock Whitney Corp.	28,905	550,929
Hanmi Financial Corp.(a)	15,375	141,911
HarborOne Bancorp, Inc.	2,460	21,304
HBT Financial, Inc.	6,970	83,779
Heartland Financial USA, Inc.(a)	8,200	256,168
Heritage Commerce Corp.	25,830	175,127
Hilltop Holdings, Inc.(a)	18,245	355,230
Home BancShares, Inc.(a)	43,255	706,354
Hope Bancorp, Inc.(a)	44,075	371,552
Horizon Bancorp, Inc.	16,810	169,949
Huntington Bancshares, Inc.	43,255	400,974
Independent Bank Corp. - MA(a)	1,230	79,360
Independent Bank Corp. - MI	9,635	134,553
Independent Bank Group, Inc.	9,840	432,271
International Bancshares Corp.(a)	15,375	467,708
Investors Bancorp, Inc.	55,145	447,777
JPMorgan Chase & Co.	121,155	11,708,419
KeyCorp	41,615	499,796
Lakeland Bancorp, Inc.	13,735	139,822
Lakeland Financial Corp.(a)	820	36,293
Live Oak Bancshares, Inc.	1,025	17,435
M&T Bank Corp.	4,715	499,554
Mercantile Bank Corp.	820	17,458
Midland States Bancorp, Inc.	10,045	141,534
MidWestOne Financial Group, Inc.	6,150	111,192
National Bank Holdings Corp., Class A	1,230	34,169
NBT Bancorp, Inc.(a)	1,435	42,749
OceanFirst Financial Corp.	18,860	288,935
OFG Bancorp	20,295	265,459
Old National Bancorp(a)	46,330	648,157
Origin Bancorp, Inc.(a)	3,280	77,867
Pacific Premier Bancorp, Inc.(a)	22,140	465,161
PacWest Bancorp	38,540	704,319
Park National Corp.(a)	410	35,162
Peapack-Gladstone Financial Corp.	3,485	56,736
Peoples Bancorp, Inc.	8,200	164,574
People’s United Financial, Inc.(a)	12,300	132,717
Pinnacle Financial Partners, Inc.	20,500	812,210
PNC Financial Services Group, Inc. (The)	16,605	1,771,255
Popular, Inc.	28,290	1,049,842
Preferred Bank	410	15,273
Prosperity Bancshares, Inc.	3,075	170,847
QCR Holdings, Inc.	615	18,376
Regions Financial Corp.	33,620	365,113
Renasant Corp.(a)	14,965	347,637
S&T Bancorp, Inc.	2,460	52,890
Sandy Spring Bancorp, Inc.(a)	12,300	284,376
ServisFirst Bancshares, Inc.	1,640	60,008
Sierra Bancorp	3,690	64,870
Signature Bank	2,255	231,205
Simmons First National Corp., Class A(a)	29,930	496,539
South State Corp.(a)	1,025	48,851

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Southside Bancshares, Inc.(a)	1,025	28,393
Sterling Bancorp(a)	64,370	724,163
Stock Yards Bancorp, Inc.(a)	820	32,054
SVB Financial Group*(a)	1,845	413,778
Synovus Financial Corp.	47,560	958,334
TCF Financial Corp.(a)	44,895	1,234,164
Texas Capital Bancshares, Inc.*	17,220	572,048
Tompkins Financial Corp.(a)	410	26,457
TriCo Bancshares	820	22,960
TriState Capital Holdings, Inc.*(a)	410	5,433
Triumph Bancorp, Inc.*(a)	615	16,113
Truist Financial Corp.	52,275	1,958,222
Trustmark Corp.	2,050	46,166
UMB Financial Corp.	1,435	71,463
Umpqua Holdings Corp.(a)	62,525	678,396
United Bankshares, Inc.(a)	4,220	111,070
United Community Banks, Inc.	21,115	378,592
Univest Financial Corp.	12,505	191,201
US Bancorp	53,300	1,963,572
Valley National Bancorp(a)	112,750	842,242
Veritex Holdings, Inc.	12,915	215,939
Washington Trust Bancorp, Inc.	615	20,504
Webster Financial Corp.	29,520	805,010
Wells Fargo & Co.	150,675	3,655,376
WesBanco, Inc.	22,550	447,167
Westamerica Bancorp	820	49,495
Western Alliance Bancorp	27,060	972,807
Wintrust Financial Corp.	18,450	789,660
Zions Bancorp NA	4,920	159,752

		77,104,856

Beverages - 1.0%
Boston Beer Co., Inc. (The), Class A*	205	166,140
Brown-Forman Corp., Class A	1,640	103,714
Brown-Forman Corp., Class B(a)	5,125	355,367
Coca-Cola Co. (The)	101,885	4,813,047
Coca-Cola Consolidated, Inc.	205	47,060
Constellation Brands, Inc., Class A	4,305	767,151
Keurig Dr Pepper, Inc.	7,585	232,025
Molson Coors Beverage Co., Class B	6,765	253,823
Monster Beverage Corp.*	10,660	836,597
National Beverage Corp.*(a)	410	26,301
PepsiCo, Inc.	37,310	5,136,095

		12,737,320

Biotechnology - 2.5%
AbbVie, Inc.	70,725	6,712,510
ACADIA Pharmaceuticals, Inc.*(a)	3,280	136,350
Acceleron Pharma, Inc.*	1,435	142,309
Adverum Biotechnologies, Inc.*(a)	2,255	37,816
Agenus, Inc.*(a)	2,460	7,478
Agios Pharmaceuticals, Inc.*(a)	2,050	92,906
Akebia Therapeutics, Inc.*(a)	8,610	96,174
Alector, Inc.*(a)	1,230	19,274
Alexion Pharmaceuticals, Inc.*	8,405	861,428
Alkermes plc*	5,535	99,685
Alnylam Pharmaceuticals, Inc.*	3,075	448,212
Amgen, Inc.	15,785	3,862,116

Investments	Shares	Value ($)
Amicus Therapeutics, Inc.*(a)	8,610	124,415
Anika Therapeutics, Inc.*(a)	615	22,386
Arena Pharmaceuticals, Inc.*(a)	2,460	151,019
Arrowhead Pharmaceuticals, Inc.*(a)	3,280	141,270
Assembly Biosciences, Inc.*(a)	1,845	40,959
Biogen, Inc.*	6,355	1,745,655
BioMarin Pharmaceutical, Inc.*(a)	5,125	614,026
Bluebird Bio, Inc.*(a)	1,025	62,217
Blueprint Medicines Corp.*(a)	1,845	135,017
CareDx, Inc.*(a)	1,435	47,857
Catalyst Pharmaceuticals, Inc.*(a)	3,895	16,748
ChemoCentryx, Inc.*(a)	1,435	75,639
Coherus Biosciences, Inc.*(a)	18,860	331,747
CRISPR Therapeutics AG*(a)	1,230	105,116
Cytokinetics, Inc.*(a)	2,255	48,753
Deciphera Pharmaceuticals, Inc.*(a)	615	28,518
Dicerna Pharmaceuticals, Inc.*(a)	2,460	52,890
Dynavax Technologies Corp.*(a)	1,025	8,313
Eagle Pharmaceuticals, Inc.*(a)	410	19,020
Editas Medicine, Inc.*(a)	1,845	54,169
Emergent BioSolutions, Inc.*	1,435	159,629
Enanta Pharmaceuticals, Inc.*	615	28,198
Epizyme, Inc.*(a)	2,665	36,884
Esperion Therapeutics, Inc.*(a)	820	30,857
Exact Sciences Corp.*(a)	3,690	349,627
Exelixis, Inc.*	10,250	236,672
Fate Therapeutics, Inc.*(a)	2,050	64,103
FibroGen, Inc.*(a)	820	33,185
Flexion Therapeutics, Inc.*(a)	1,435	19,473
Gilead Sciences, Inc.	49,200	3,420,876
Global Blood Therapeutics, Inc.*(a)	2,050	138,334
Halozyme Therapeutics, Inc.*(a)	4,100	111,479
Heron Therapeutics, Inc.*(a)	2,870	46,752
ImmunoGen, Inc.*(a)	8,815	36,230
Immunomedics, Inc.*(a)	6,355	268,372
Incyte Corp.*	5,125	506,145
Insmed, Inc.*	3,075	80,319
Intellia Therapeutics, Inc.*(a)	1,435	25,557
Intercept Pharmaceuticals, Inc.*	410	18,712
Invitae Corp.*(a)	3,075	89,790
Ionis Pharmaceuticals, Inc.*	3,690	212,396
Iovance Biotherapeutics, Inc.*(a)	3,895	113,228
Ironwood Pharmaceuticals, Inc.*(a)	5,535	50,756
Kadmon Holdings, Inc.*	5,330	19,508
Karyopharm Therapeutics, Inc.*	1,845	29,612
Ligand Pharmaceuticals, Inc.*(a)	615	72,066
Madrigal Pharmaceuticals, Inc.*(a)	615	63,105
Mirati Therapeutics, Inc.*(a)	615	74,606
Moderna, Inc.*(a)	6,970	516,477
Momenta Pharmaceuticals, Inc.*(a)	3,895	114,864
Natera, Inc.*	1,845	88,597
Neurocrine Biosciences, Inc.*	2,665	320,759
Novavax, Inc.*	615	88,007
OPKO Health, Inc.*(a)	34,235	176,310
PDL BioPharma, Inc.*(a)	4,920	15,646
Precision BioSciences, Inc.*	1,025	6,519
Principia Biopharma, Inc.*(a)	615	51,414

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Prothena Corp. plc*(a)	1,640	20,074
PTC Therapeutics, Inc.*(a)	2,050	94,976
Regeneron Pharmaceuticals, Inc.*	2,665	1,684,467
Retrophin, Inc.*(a)	1,230	24,452
Rhythm Pharmaceuticals, Inc.*(a)	1,230	23,641
Rigel Pharmaceuticals, Inc.*(a)	6,970	16,031
Sage Therapeutics, Inc.*	1,640	74,735
Sangamo Therapeutics, Inc.*(a)	4,100	44,403
Sarepta Therapeutics, Inc.*(a)	2,050	314,716
Seattle Genetics, Inc.*(a)	3,280	545,366
TG Therapeutics, Inc.*(a)	2,870	56,195
Twist Bioscience Corp.*(a)	1,025	57,441
Ultragenyx Pharmaceutical, Inc.*(a)	2,050	160,228
United Therapeutics Corp.*	13,735	1,531,040
Vanda Pharmaceuticals, Inc.*(a)	1,640	16,531
Veracyte, Inc.*(a)	1,640	58,499
Vertex Pharmaceuticals, Inc.*	6,970	1,895,840
Viking Therapeutics, Inc.*(a)	12,095	84,907
Voyager Therapeutics, Inc.*(a)	1,025	11,347
XBiotech, Inc.*	1,443	20,981
Y-mAbs Therapeutics, Inc.*	205	7,202
ZIOPHARM Oncology, Inc.*(a)	5,125	15,221

		30,815,349

Building Products - 0.8%
A O Smith Corp.	3,895	187,505
AAON, Inc.(a)	1,435	85,024
Advanced Drainage Systems, Inc.(a)	1,845	90,405
Allegion plc(a)	2,050	203,893
American Woodmark Corp.*	4,100	330,542
Apogee Enterprises, Inc.	10,455	225,723
Armstrong World Industries, Inc.	1,435	102,229
Builders FirstSource, Inc.*	36,080	854,735
Carrier Global Corp.	29,725	809,709
Cornerstone Building Brands, Inc.*(a)	13,120	74,390
Fortune Brands Home & Security, Inc.	4,715	360,698
Gibraltar Industries, Inc.*	1,025	53,013
Griffon Corp.(a)	1,435	32,818
Insteel Industries, Inc.	410	7,642
JELD-WEN Holding, Inc.*	23,985	470,106
Johnson Controls International plc	28,085	1,080,711
Lennox International, Inc.(a)	1,025	274,844
Masco Corp.	7,995	456,994
Masonite International Corp.*	820	69,167
Owens Corning	32,185	1,946,227
Patrick Industries, Inc.	1,435	91,768
PGT Innovations, Inc.*(a)	14,350	244,955
Quanex Building Products Corp.	5,740	80,647
Resideo Technologies, Inc.*(a)	38,335	509,089
Simpson Manufacturing Co., Inc.	1,230	118,769
Trane Technologies plc	5,945	665,067
Trex Co., Inc.*(a)	2,050	285,627
UFP Industries, Inc.	2,050	119,351

		9,831,648

Investments	Shares	Value ($)
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	13,735	944,831
Ameriprise Financial, Inc.	5,125	787,354
Apollo Global Management, Inc.(a)	5,535	271,768
Ares Management Corp.(a)	2,460	98,252
Artisan Partners Asset Management, Inc., Class A	3,280	118,834
B. Riley Financial, Inc.	4,305	109,821
Bank of New York Mellon Corp. (The)	30,750	1,102,388
BGC Partners, Inc., Class A(a)	107,625	298,121
BlackRock, Inc.	4,100	2,357,541
Blackstone Group, Inc. (The), Class A	17,015	906,559
Blucora, Inc.*	12,300	145,017
Brightsphere Investment Group, Inc.(a)	20,910	281,030
Carlyle Group, Inc. (The)(a)	1,230	35,018
Charles Schwab Corp. (The)	29,110	964,996
CME Group, Inc.	9,430	1,567,077
Cohen & Steers, Inc.	820	49,348
Cowen, Inc., Class A(a)	9,020	148,559
E*TRADE Financial Corp.	9,430	478,761
Eaton Vance Corp.	3,690	133,357
Evercore, Inc., Class A	11,480	634,844
FactSet Research Systems, Inc.	1,025	354,957
Federated Hermes, Inc., Class B(a)	27,060	713,302
Focus Financial Partners, Inc., Class A*(a)	9,430	348,438
Franklin Resources, Inc.(a)	11,890	250,284
Goldman Sachs Group, Inc. (The)	12,505	2,475,490
Hamilton Lane, Inc., Class A	1,025	74,046
Houlihan Lokey, Inc.	1,435	78,638
Interactive Brokers Group, Inc., Class A	2,460	122,016
Intercontinental Exchange, Inc.	15,170	1,468,153
Invesco Ltd.(a)	113,775	1,142,301
Janus Henderson Group plc(a)	48,380	1,010,658
KKR & Co., Inc.	15,375	543,814
Legg Mason, Inc.	25,420	1,270,746
LPL Financial Holdings, Inc.	2,255	178,190
MarketAxess Holdings, Inc.	1,025	529,618
Moelis & Co., Class A(a)	1,640	48,856
Moody’s Corp.	4,305	1,210,996
Morgan Stanley	48,790	2,384,855
Morningstar, Inc.	615	103,345
MSCI, Inc.	2,255	847,835
Nasdaq, Inc.	3,280	430,697
Northern Trust Corp.(a)(b)	7,790	610,346
Piper Sandler Cos.	3,690	228,448
PJT Partners, Inc., Class A	820	43,895
Raymond James Financial, Inc.(a)	4,100	284,868
S&P Global, Inc.	6,560	2,297,640
Sculptor Capital Management, Inc.(a)	5,330	66,252
SEI Investments Co.	3,485	182,370
State Street Corp.	13,120	836,925
Stifel Financial Corp.(a)	19,885	964,026
StoneX Group, Inc.*(a)	5,125	268,960

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
T. Rowe Price Group, Inc.	6,355	877,626
TD Ameritrade Holding Corp.	9,225	331,085
Tradeweb Markets, Inc., Class A	2,050	110,843
Virtu Financial, Inc., Class A(a)	22,960	569,408
Virtus Investment Partners, Inc.(a)	2,255	306,500
Waddell & Reed Financial, Inc., Class A(a)	16,400	239,276

		35,239,179

Chemicals - 1.7%
AdvanSix, Inc.*	13,120	163,344
Air Products and Chemicals, Inc.	5,945	1,704,015
Albemarle Corp.(a)	4,305	354,990
American Vanguard Corp.	205	2,759
Ashland Global Holdings, Inc.	1,845	139,261
Avient Corp.(a)	3,075	73,493
Axalta Coating Systems Ltd.*	3,280	72,816
Balchem Corp.	1,025	102,767
Cabot Corp.	15,785	575,837
Celanese Corp.	4,100	398,520
CF Industries Holdings, Inc.	6,560	205,525
Chase Corp.	410	41,230
Chemours Co. (The)(a)	46,740	866,092
Corteva, Inc.	17,835	509,368
Dow, Inc.	28,290	1,161,587
DuPont de Nemours, Inc.	28,290	1,512,949
Eastman Chemical Co.	4,715	351,880
Ecolab, Inc.	6,765	1,265,596
Element Solutions, Inc.*	61,705	670,116
Ferro Corp.*(a)	6,970	81,479
FMC Corp.	3,690	391,325
FutureFuel Corp.	3,280	43,230
Hawkins, Inc.	410	21,127
HB Fuller Co.(a)	1,640	74,358
Huntsman Corp.	57,195	1,058,108
Ingevity Corp.*	205	11,988
Innospec, Inc.	820	61,639
International Flavors & Fragrances, Inc.	3,075	387,296
Koppers Holdings, Inc.*	7,380	185,755
Kraton Corp.*(a)	4,510	59,306
Kronos Worldwide, Inc.	4,920	55,301
Linde plc	14,145	3,467,081
Livent Corp.*(a)	4,100	25,707
LyondellBasell Industries NV, Class A	9,430	589,564
Minerals Technologies, Inc.	9,225	432,468
Mosaic Co. (The)	5,330	71,795
NewMarket Corp.	205	76,836
Olin Corp.	46,125	518,445
PPG Industries, Inc.	5,740	617,911
PQ Group Holdings, Inc.*	7,175	88,037
Quaker Chemical Corp.(a)	410	79,540
RPM International, Inc.	3,690	301,067
Scotts Miracle-Gro Co. (The)	1,230	195,041
Sensient Technologies Corp.	1,435	74,921
Sherwin-Williams Co. (The)	2,050	1,328,236
Stepan Co.(a)	615	67,158
Tredegar Corp.(a)	820	13,022

Investments	Shares	Value ($)
Trinseo SA	12,095	262,461
Tronox Holdings plc, Class A	21,730	165,583
Valvoline, Inc.	6,355	130,405
W R Grace & Co.	1,230	56,740
Westlake Chemical Corp.(a)	410	22,345

		21,187,420

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	3,485	125,112
ACCO Brands Corp.(a)	29,930	195,144
ADT, Inc.(a)	25,830	222,396
Advanced Disposal Services, Inc.*	205	6,183
Brady Corp., Class A	1,640	75,391
BrightView Holdings, Inc.*	9,020	109,322
Brink’s Co. (The)(a)	1,640	72,734
Casella Waste Systems, Inc., Class A*	1,435	79,513
Cimpress plc*(a)	6,765	676,500
Cintas Corp.	2,255	680,717
Clean Harbors, Inc.*	1,025	61,090
Copart, Inc.*	5,740	535,255
Deluxe Corp.	10,660	300,932
Ennis, Inc.	8,405	145,407
Harsco Corp.*(a)	1,025	16,359
Healthcare Services Group, Inc.(a)	2,255	59,058
Herman Miller, Inc.	15,785	369,843
HNI Corp.	11,070	328,779
IAA, Inc.*(a)	2,460	106,641
Interface, Inc.	25,010	199,580
KAR Auction Services, Inc.(a)	36,080	545,890
Kimball International, Inc., Class B	1,435	15,699
Knoll, Inc.(a)	18,655	218,450
Matthews International Corp., Class A	11,480	247,968
McGrath RentCorp(a)	615	35,682
MSA Safety, Inc.	1,230	145,792
Pitney Bowes, Inc.(a)	53,095	177,337
Republic Services, Inc.	5,945	518,701
Rollins, Inc.	3,690	193,356
SP Plus Corp.*	4,715	74,921
Steelcase, Inc., Class A	7,175	76,988
Stericycle, Inc.*(a)	3,075	185,838
Tetra Tech, Inc.	1,845	163,559
UniFirst Corp.	615	114,685
US Ecology, Inc.(a)	1,025	35,547
Viad Corp.(a)	3,280	47,429
Waste Management, Inc.	10,865	1,190,804

		8,354,602

Communications Equipment - 1.0%
Acacia Communications, Inc.*	615	41,808
Arista Networks, Inc.*	1,435	372,770
Calix, Inc.*	205	4,205
Casa Systems, Inc.*	1,435	8,050
Ciena Corp.*(a)	4,305	256,191
Cisco Systems, Inc.	167,895	7,907,855
CommScope Holding Co., Inc.*	54,325	504,136
Comtech Telecommunications Corp.	615	10,098
EchoStar Corp., Class A*	12,300	335,790

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Extreme Networks, Inc.*	38,130	173,491
F5 Networks, Inc.*	1,640	222,876
Harmonic, Inc.*	3,280	18,302
Infinera Corp.*(a)	7,995	63,081
InterDigital, Inc.(a)	1,025	61,520
Juniper Networks, Inc.	14,145	359,000
Lumentum Holdings, Inc.*	2,665	247,392
Motorola Solutions, Inc.	4,305	601,839
NETGEAR, Inc.*(a)	9,430	289,972
NetScout Systems, Inc.*(a)	2,255	57,412
Plantronics, Inc.(a)	10,250	204,897
Ribbon Communications, Inc.*(a)	17,835	78,474
Ubiquiti, Inc.(a)	410	75,973
ViaSat, Inc.*(a)	410	15,564
Viavi Solutions, Inc.*	7,790	107,736

		12,018,432

Construction & Engineering - 0.4%
AECOM*	6,560	237,406
Aegion Corp.*(a)	5,535	85,350
Arcosa, Inc.(a)	1,640	69,241
Argan, Inc.(a)	410	17,589
Comfort Systems USA, Inc.	1,230	61,143
Construction Partners, Inc., Class A*(a)	1,230	20,356
Dycom Industries, Inc.*(a)	1,640	70,241
EMCOR Group, Inc.	1,845	126,383
Fluor Corp.	45,920	467,925
Granite Construction, Inc.(a)	4,100	69,536
Great Lakes Dredge & Dock Corp.*	13,530	113,111
Jacobs Engineering Group, Inc.	5,740	489,909
MasTec, Inc.*(a)	16,605	660,547
MYR Group, Inc.*(a)	3,280	120,278
Primoris Services Corp.	9,430	151,163
Quanta Services, Inc.	40,795	1,630,576
Tutor Perini Corp.*(a)	9,225	108,578
Valmont Industries, Inc.	615	74,538
WillScot Mobile Mini Holdings Corp.*	5,995	90,285

		4,664,155

Construction Materials - 0.1%
Eagle Materials, Inc.	1,435	115,130
Forterra, Inc.*(a)	5,945	77,226
Martin Marietta Materials, Inc.	1,845	382,247
Summit Materials, Inc., Class A*(a)	3,895	57,334
US Concrete, Inc.*(a)	5,945	147,555
Vulcan Materials Co.	3,690	433,280

		1,212,772

Consumer Finance - 0.7%
Ally Financial, Inc.	15,990	321,399
American Express Co.	25,830	2,410,456
Capital One Financial Corp.	17,425	1,111,715
Credit Acceptance Corp.*(a)	410	191,855
Curo Group Holdings Corp.	4,305	30,092
Discover Financial Services	11,685	577,590
Encore Capital Group, Inc.*(a)	8,610	314,523
Enova International, Inc.*	8,405	135,237
FirstCash, Inc.(a)	1,435	82,713
Green Dot Corp., Class A*(a)	2,870	145,480

Investments	Shares	Value ($)
LendingClub Corp.*(a)	13,120	68,486
LendingTree, Inc.*(a)	205	70,990
Navient Corp.	59,450	473,222
Nelnet, Inc., Class A	6,355	368,590
OneMain Holdings, Inc.	20,910	600,117
PRA Group, Inc.*(a)	12,505	494,698
Santander Consumer USA Holdings, Inc.(a)	26,650	489,294
SLM Corp.(a)	107,625	728,621
Synchrony Financial	19,065	421,908
World Acceptance Corp.*(a)	205	15,232

		9,052,218

Containers & Packaging - 0.5%
Amcor plc	57,195	589,109
AptarGroup, Inc.	1,640	188,928
Avery Dennison Corp.	2,050	232,347
Ball Corp.	9,225	679,237
Berry Global Group, Inc.*	5,945	297,191
Crown Holdings, Inc.*	5,740	410,869
Graphic Packaging Holding Co.	9,430	131,454
Greif, Inc., Class A(a)	6,560	228,222
International Paper Co.	14,145	492,105
Myers Industries, Inc.(a)	410	6,175
O-I Glass, Inc.(a)	45,510	475,124
Packaging Corp. of America	3,895	374,387
Sealed Air Corp.	45,920	1,638,426
Silgan Holdings, Inc.	2,460	94,095
Sonoco Products Co.	3,280	169,707
Westrock Co.	8,405	225,758

		6,233,134

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,640	43,493
Genuine Parts Co.	5,125	462,019
LKQ Corp.*	12,915	364,074
Pool Corp.	1,025	324,617

		1,194,203

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.*	3,075	105,595
American Public Education, Inc.*	410	11,935
Bright Horizons Family Solutions, Inc.*	1,640	175,874
Chegg, Inc.*(a)	3,895	315,378
frontdoor, Inc.*(a)	2,870	120,526
Graham Holdings Co., Class B	1,230	489,995
Grand Canyon Education, Inc.*(a)	1,640	145,534
H&R Block, Inc.(a)	55,555	805,547
K12, Inc.*	1,435	65,709
Laureate Education, Inc., Class A*(a)	28,085	356,118
OneSpaWorld Holdings Ltd.	10,455	58,130
Perdoceo Education Corp.*	2,460	35,424
Service Corp. International	5,125	222,220
ServiceMaster Global Holdings, Inc.*	3,895	159,266
Strategic Education, Inc.	820	103,492
WW International, Inc.*	1,640	42,279

		3,213,022

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	77,285	15,130,857
Cannae Holdings, Inc.*(a)	2,460	92,693
Equitable Holdings, Inc.	18,655	381,681
Jefferies Financial Group, Inc.(a)	65,395	1,059,399
Voya Financial, Inc.(a)	5,535	273,429

		16,938,059

Diversified Telecommunication Services - 1.6%
Anterix, Inc.*	410	17,868
AT&T, Inc.	282,080	8,343,927
ATN International, Inc.	410	23,628
Bandwidth, Inc., Class A*(a)	410	59,360
CenturyLink, Inc.	33,825	326,411
Cincinnati Bell, Inc.*(a)	11,685	175,392
Cogent Communications Holdings, Inc.	1,435	129,308
GCI Liberty, Inc., Class A*	3,280	257,119
Iridium Communications, Inc.*(a)	3,280	89,839
Liberty Latin America Ltd., Class A*	8,405	86,404
Liberty Latin America Ltd., Class C*	35,875	367,001
Verizon Communications, Inc.	164,000	9,426,720
Vonage Holdings Corp.*(a)	7,995	95,540

		19,398,517

Electric Utilities - 1.5%
ALLETE, Inc.	1,640	97,252
Alliant Energy Corp.	5,535	298,060
American Electric Power Co., Inc.	19,065	1,656,367
Avangrid, Inc.(a)	205	10,207
Duke Energy Corp.	28,700	2,432,038
Edison International	14,145	787,452
Entergy Corp.	5,535	581,895
Evergy, Inc.	6,355	411,995
Eversource Energy	9,020	812,431
Exelon Corp.	37,515	1,448,454
FirstEnergy Corp.	15,170	439,930
Hawaiian Electric Industries, Inc.(a)	3,690	133,799
IDACORP, Inc.	1,640	152,930
MGE Energy, Inc.(a)	1,230	81,586
NextEra Energy, Inc.	13,120	3,682,784
NRG Energy, Inc.	10,455	353,484
OGE Energy Corp.	6,150	202,335
Otter Tail Corp.	820	31,365
PG&E Corp.*	37,515	350,765
Pinnacle West Capital Corp.	2,665	221,408
PNM Resources, Inc.(a)	2,665	112,543
Portland General Electric Co.(a)	2,870	126,653
PPL Corp.	28,495	758,537
Southern Co. (The)	41,205	2,250,205
Xcel Energy, Inc.	14,760	1,019,031

		18,453,506

Electrical Equipment - 0.7%
Acuity Brands, Inc.	11,685	1,157,983
AMETEK, Inc.	5,535	516,139
Atkore International Group, Inc.*	12,505	333,508
AZZ, Inc.	205	6,474

Investments	Shares	Value ($)
Eaton Corp. plc	16,400	1,527,332
Emerson Electric Co.	22,960	1,423,750
Encore Wire Corp.	820	41,156
EnerSys(a)	1,435	96,518
Generac Holdings, Inc.*	1,845	290,735
GrafTech International Ltd.(a)	9,635	58,484
Hubbell, Inc.	1,435	193,682
nVent Electric plc(a)	44,895	815,293
Plug Power, Inc.*(a)	11,070	85,350
Regal Beloit Corp.	12,710	1,168,939
Rockwell Automation, Inc.	3,280	715,499
Sensata Technologies Holding plc*	4,920	186,862
Sunrun, Inc.*(a)	2,665	97,779
Thermon Group Holdings, Inc.*	1,025	13,889
Vicor Corp.*	820	66,805
Vivint Solar, Inc.*(a)	820	16,679

		8,812,856

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	7,380	780,509
Arrow Electronics, Inc.*	23,370	1,673,759
Avnet, Inc.	28,290	755,909
Badger Meter, Inc.(a)	1,025	64,165
Belden, Inc.(a)	10,045	317,422
Benchmark Electronics, Inc.	1,230	25,043
CDW Corp.	3,690	428,963
Cognex Corp.	4,715	315,292
Coherent, Inc.*(a)	820	113,841
Corning, Inc.	31,980	991,380
CTS Corp.(a)	1,230	24,428
Dolby Laboratories, Inc., Class A	1,435	99,876
ePlus, Inc.*(a)	410	30,561
Fabrinet*(a)	1,230	89,335
FARO Technologies, Inc.*(a)	615	36,795
Fitbit, Inc., Class A*(a)	7,790	50,947
Flex Ltd.*(a)	149,035	1,712,412
FLIR Systems, Inc.	3,690	153,725
II-VI, Inc.*(a)	3,485	176,759
Insight Enterprises, Inc.*(a)	11,070	551,729
IPG Photonics Corp.*	1,025	183,485
Itron, Inc.*	1,230	85,559
Jabil, Inc.	43,050	1,500,723
Keysight Technologies, Inc.*	5,125	511,936
Kimball Electronics, Inc.*	7,585	100,729
Knowles Corp.*	3,075	46,924
Littelfuse, Inc.(a)	820	145,673
Methode Electronics, Inc.	11,685	329,517
MTS Systems Corp.	8,610	159,716
National Instruments Corp.	3,280	116,440
nLight, Inc.*	410	9,500
Novanta, Inc.*	1,230	127,526
OSI Systems, Inc.*	615	43,640
PC Connection, Inc.(a)	410	17,917
Plexus Corp.*(a)	1,025	76,147
Rogers Corp.*(a)	615	73,302
Sanmina Corp.*	18,860	559,765
ScanSource, Inc.*	5,330	122,324
SYNNEX Corp.	1,640	204,574
TE Connectivity Ltd.	9,430	839,930

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares		Value ($)
Trimble, Inc.*	7,175		319,359
TTM Technologies, Inc.*(a)	25,420		312,920
Vishay Intertechnology, Inc.	7,380		115,792
Zebra Technologies Corp., Class A*	1,435		402,876

			14,799,124

Energy Equipment & Services - 0.5%
Archrock, Inc.(a)	48,585		323,576
Baker Hughes Co.(a)	22,550		349,300
Cactus, Inc., Class A(a)	2,050		46,371
ChampionX Corp.*(a)	56,945		541,547
Core Laboratories NV	2,665		56,845
Frank’s International NV*	57,605		131,339
Halliburton Co.	37,720		540,528
Helix Energy Solutions Group, Inc.*(a)	18,860		79,023
Helmerich & Payne, Inc.	35,465		632,341
Liberty Oilfield Services, Inc., Class A(a)	25,420		143,623
Nabors Industries Ltd.	—	(c)	11
National Oilwell Varco, Inc.	15,375		176,966
NexTier Oilfield Solutions, Inc.*(a)	69,495		175,127
Oceaneering International, Inc.*	37,720		211,986
Patterson-UTI Energy, Inc.(a)	70,315		272,471
ProPetro Holding Corp.*	35,875		192,649
RPC, Inc.*(a)	33,415		99,243
Schlumberger Ltd.	52,480		951,987
SEACOR Holdings, Inc.*	615		17,884
Select Energy Services, Inc., Class A*	30,340		134,710
Transocean Ltd.*(a)	203,360		414,854

			5,492,381

Entertainment - 1.4%
Activision Blizzard, Inc.	21,320		1,761,672
Cinemark Holdings, Inc.(a)	6,765		80,030
Electronic Arts, Inc.*	7,995		1,132,252
Glu Mobile, Inc.*	4,100		38,704
IMAX Corp.*	2,460		27,773
Liberty Media Corp-Liberty Formula One, Class A*	1,640		54,267
Liberty Media Corp-Liberty Formula One, Class C*	3,895		138,039
Lions Gate Entertainment Corp., Class A*(a)	18,860		144,467
Lions Gate Entertainment Corp., Class B*	38,745		275,477
Live Nation Entertainment, Inc.*	3,895		182,325
Madison Square Garden Sports Corp., Class A*	205		31,506
Marcus Corp. (The)	11,070		152,877
Netflix, Inc.*	11,685		5,712,563
Roku, Inc.*	2,665		412,782
Take-Two Interactive Software, Inc.*	3,280		537,986
Walt Disney Co. (The)	48,585		5,681,530
World Wrestling Entertainment, Inc., Class A(a)	1,640		76,440
Zynga, Inc., Class A*	26,855		263,985

			16,704,675

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 2.9%
Acadia Realty Trust(a)	5,740	69,110
Agree Realty Corp.	1,435	96,102
Alexander & Baldwin, Inc.	2,665	31,500
Alexander’s, Inc.	205	51,617
Alexandria Real Estate Equities, Inc.(a)	3,485	618,762
American Assets Trust, Inc.	615	16,605
American Campus Communities, Inc.(a)	2,255	80,368
American Homes 4 Rent, Class A	7,175	208,075
American Tower Corp.	11,890	3,107,927
Americold Realty Trust(a)	5,330	215,066
Apartment Investment and Management Co., Class A	2,665	103,455
Apple Hospitality REIT, Inc.	4,305	37,970
Armada Hoffler Properties, Inc.	2,050	19,762
AvalonBay Communities, Inc.	3,485	533,623
Boston Properties, Inc.	3,280	292,215
Brixmor Property Group, Inc.	3,895	44,831
Brookfield Property REIT, Inc., Class A(a)	20,500	238,005
Camden Property Trust	2,665	242,009
CareTrust REIT, Inc.	3,280	59,106
CatchMark Timber Trust, Inc., Class A	2,255	22,009
Chatham Lodging Trust	9,430	49,130
City Office REIT, Inc.	6,765	58,517
Colony Capital, Inc.(a)	160,720	308,582
Community Healthcare Trust, Inc.(a)	820	37,499
CoreCivic, Inc.	42,025	374,443
CoreSite Realty Corp.	1,230	158,732
Corporate Office Properties Trust	3,690	97,711
Cousins Properties, Inc.(a)	3,075	94,464
Crown Castle International Corp.	11,275	1,879,543
CubeSmart	5,535	164,223
CyrusOne, Inc.	3,075	256,517
DiamondRock Hospitality Co.	70,520	325,802
Digital Realty Trust, Inc.(a)	7,380	1,184,785
Diversified Healthcare Trust(a)	20,090	78,251
Douglas Emmett, Inc.	2,665	77,658
Duke Realty Corp.	10,250	411,947
EastGroup Properties, Inc.	1,025	135,977
Empire State Realty Trust, Inc., Class A(a)	12,300	81,180
EPR Properties(a)	24,600	704,298
Equinix, Inc.	2,255	1,771,257
Equity Commonwealth	35,465	1,119,630
Equity LifeStyle Properties, Inc.	5,125	350,140
Equity Residential	8,405	450,760
Essential Properties Realty Trust, Inc.	3,075	49,508
Essex Property Trust, Inc.	1,640	362,014
Extra Space Storage, Inc.(a)	3,690	381,325
Federal Realty Investment Trust(a)	1,230	93,849

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
First Industrial Realty Trust, Inc.	4,305	189,076
Four Corners Property Trust, Inc.	2,460	61,992
Front Yard Residential Corp.	1,845	15,996
Gaming and Leisure Properties, Inc.	6,866	248,618
GEO Group, Inc. (The)(a)	37,720	400,964
Getty Realty Corp.	820	24,297
Healthcare Realty Trust, Inc.	4,305	126,136
Healthcare Trust of America, Inc., Class A(a)	5,740	158,481
Healthpeak Properties, Inc.	13,940	380,423
Highwoods Properties, Inc.	2,050	78,597
Host Hotels & Resorts, Inc.	23,370	251,929
Hudson Pacific Properties, Inc.	4,305	101,469
Independence Realty Trust, Inc.	3,280	37,720
Industrial Logistics Properties Trust	2,255	47,603
Innovative Industrial Properties, Inc.	615	64,101
Investors Real Estate Trust	410	29,643
Invitation Homes, Inc.	15,170	452,369
Iron Mountain, Inc.(a)	7,995	225,379
iStar, Inc.(a)	6,560	76,162
JBG SMITH Properties	1,435	41,629
Kilroy Realty Corp.	2,665	155,290
Kimco Realty Corp.	7,790	86,858
Lamar Advertising Co., Class A	2,460	161,696
Lexington Realty Trust	8,200	95,120
Life Storage, Inc.	1,640	160,933
LTC Properties, Inc.(a)	1,435	53,310
Macerich Co. (The)(a)	9,430	71,951
Mack-Cali Realty Corp.	5,945	85,727
Medical Properties Trust, Inc.	14,555	292,992
Mid-America Apartment Communities, Inc.	3,280	390,943
Monmouth Real Estate Investment Corp.(a)	3,690	53,247
National Health Investors, Inc.	1,435	88,970
National Retail Properties, Inc.(a)	4,100	145,345
National Storage Affiliates Trust	2,050	63,181
NexPoint Residential Trust, Inc.	820	31,360
Office Properties Income Trust(a)	12,710	319,657
Omega Healthcare Investors, Inc.(a)	6,150	199,137
Outfront Media, Inc.	2,870	41,357
Paramount Group, Inc.	10,250	73,082
Park Hotels & Resorts, Inc.(a)	77,285	639,147
Pebblebrook Hotel Trust(a)	44,075	467,195
Physicians Realty Trust(a)	6,355	114,644
Piedmont Office Realty Trust, Inc., Class A	3,895	63,138
PotlatchDeltic Corp.	2,255	96,537
Preferred Apartment Communities, Inc., Class A(a)	14,350	103,751
Prologis, Inc.	20,295	2,139,499
PS Business Parks, Inc.	615	84,839
Public Storage	3,895	778,533
QTS Realty Trust, Inc., Class A(a)	1,845	132,748
Rayonier, Inc.	1,435	39,864
Realty Income Corp.	9,225	553,961
Regency Centers Corp.	3,280	134,578

Investments	Shares	Value ($)
Retail Properties of America, Inc., Class A(a)	14,350	91,266
Rexford Industrial Realty, Inc.	2,050	96,206
RLJ Lodging Trust(a)	10,045	80,460
RPT Realty	10,250	63,755
Ryman Hospitality Properties, Inc.	18,040	577,641
Sabra Health Care REIT, Inc.	1,845	27,195
Safehold, Inc.	410	20,676
Saul Centers, Inc.	410	12,591
SBA Communications Corp.	3,075	957,986
Seritage Growth Properties, Class A*(a)	2,050	19,085
Service Properties Trust(a)	56,580	379,086
Simon Property Group, Inc.	12,710	792,469
SITE Centers Corp.(a)	11,480	84,148
SL Green Realty Corp.(a)	1,640	76,260
Spirit Realty Capital, Inc.(a)	3,280	113,029
STAG Industrial, Inc.(a)	4,920	160,392
STORE Capital Corp.	5,945	140,837
Summit Hotel Properties, Inc.(a)	11,480	59,466
Sun Communities, Inc.	2,665	399,563
Tanger Factory Outlet Centers, Inc.(a)	10,045	64,589
Taubman Centers, Inc.	205	7,938
Terreno Realty Corp.(a)	2,255	137,014
UDR, Inc.	6,560	237,472
Uniti Group, Inc.(a)	6,560	64,944
Universal Health Realty Income Trust	410	28,528
Urstadt Biddle Properties, Inc., Class A	1,640	16,088
Ventas, Inc.	8,610	330,280
VEREIT, Inc.	20,500	133,455
VICI Properties, Inc.(a)	17,835	387,198
Vornado Realty Trust(a)	2,870	99,072
Weingarten Realty Investors	410	6,995
Welltower, Inc.	10,250	548,990
Weyerhaeuser Co.	17,425	484,589
WP Carey, Inc.(a)	4,920	351,140
Xenia Hotels & Resorts, Inc.	39,975	318,201

		35,445,637

Food & Staples Retailing - 1.3%
Andersons, Inc. (The)	6,150	87,453
BJ’s Wholesale Club Holdings, Inc.*(a)	37,925	1,518,896
Casey’s General Stores, Inc.	1,025	163,170
Costco Wholesale Corp.	11,890	3,870,552
Grocery Outlet Holding Corp.*	1,640	72,144
HF Foods Group, Inc.*(a)	2,665	23,612
Ingles Markets, Inc., Class A	4,510	181,527
Kroger Co. (The)	33,005	1,148,244
Performance Food Group Co.*	1,640	45,953
PriceSmart, Inc.	615	40,203
Rite Aid Corp.*(a)	1,845	27,970
SpartanNash Co.(a)	11,275	237,057
Sprouts Farmers Market, Inc.*(a)	3,895	102,750
Sysco Corp.	19,270	1,018,420
United Natural Foods, Inc.*(a)	16,605	329,609

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
US Foods Holding Corp.*	64,575	1,310,872
Walgreens Boots Alliance, Inc.	28,085	1,143,340
Walmart, Inc.	38,130	4,934,022
Weis Markets, Inc.(a)	615	30,639

		16,286,433

Food Products - 1.1%
Archer-Daniels-Midland Co.	20,705	886,795
B&G Foods, Inc.(a)	19,885	574,875
Beyond Meat, Inc.*(a)	410	51,619
Bunge Ltd.	4,305	187,009
Calavo Growers, Inc.(a)	615	35,529
Cal-Maine Foods, Inc.*(a)	1,025	45,044
Campbell Soup Co.(a)	4,715	233,723
Conagra Brands, Inc.	20,500	767,725
Darling Ingredients, Inc.*	5,535	154,593
Flowers Foods, Inc.	6,355	144,576
Freshpet, Inc.*	1,230	118,141
General Mills, Inc.	25,010	1,582,383
Hain Celestial Group, Inc. (The)*	2,665	90,557
Hershey Co. (The)	4,100	596,181
Hormel Foods Corp.(a)	7,790	396,199
Hostess Brands, Inc.*(a)	4,305	54,587
Ingredion, Inc.	19,885	1,720,052
J & J Snack Foods Corp.(a)	410	50,483
J M Smucker Co. (The)(a)	4,100	448,335
John B Sanfilippo & Son, Inc.(a)	410	36,150
Kellogg Co.	7,380	509,146
Kraft Heinz Co. (The)	23,165	796,413
Lamb Weston Holdings, Inc.	3,075	184,746
Lancaster Colony Corp.(a)	615	97,533
McCormick & Co., Inc. (Non-Voting)	3,485	679,227
Mondelez International, Inc., Class A	38,950	2,161,336
Pilgrim’s Pride Corp.*	2,255	34,614
Post Holdings, Inc.*	1,845	163,725
Sanderson Farms, Inc.(a)	615	68,569
Seneca Foods Corp., Class A*	615	24,096
Simply Good Foods Co. (The)*(a)	2,870	68,995
Tootsie Roll Industries, Inc.(a)	624	19,791
TreeHouse Foods, Inc.*(a)	1,845	80,848
Tyson Foods, Inc., Class A	10,865	667,654

		13,731,249

Gas Utilities - 0.2%
Atmos Energy Corp.	2,870	304,191
Chesapeake Utilities Corp.	615	51,961
National Fuel Gas Co.(a)	26,445	1,072,874
New Jersey Resources Corp.(a)	3,280	101,877
ONE Gas, Inc.(a)	1,845	139,667
South Jersey Industries, Inc.(a)	410	9,565
Southwest Gas Holdings, Inc.	1,845	128,486
Spire, Inc.	1,640	101,122
UGI Corp.	6,560	218,710

		2,128,453

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	47,765	4,807,070
ABIOMED, Inc.*	1,230	368,926
Accelerate Diagnostics, Inc.*(a)	1,435	20,851

Investments	Shares	Value ($)
Align Technology, Inc.*	2,050	602,331
AngioDynamics, Inc.*	820	6,773
Antares Pharma, Inc.*	1,025	2,675
AtriCure, Inc.*	1,435	58,562
Avanos Medical, Inc.*(a)	1,640	50,299
Baxter International, Inc.	14,145	1,221,845
Becton Dickinson and Co.	7,790	2,191,639
Boston Scientific Corp.*	36,695	1,415,326
Cantel Medical Corp.(a)	1,230	58,118
Cardiovascular Systems, Inc.*	1,025	31,242
Cerus Corp.*(a)	1,640	11,693
CONMED Corp.(a)	1,025	84,604
Cooper Cos., Inc. (The)	1,435	406,005
CryoLife, Inc.*(a)	1,435	27,853
CryoPort, Inc.*(a)	1,230	40,762
Danaher Corp.	17,015	3,467,657
Dentsply Sirona, Inc.	6,355	283,433
DexCom, Inc.*	2,460	1,071,428
Edwards Lifesciences Corp.*	17,220	1,350,220
Envista Holdings Corp.*(a)	5,330	116,567
Establishment Labs Holdings, Inc.*(a)	410	7,380
Glaukos Corp.*(a)	820	35,834
Globus Medical, Inc., Class A*(a)	2,665	128,400
Haemonetics Corp.*	820	71,881
Heska Corp.*(a)	205	19,725
Hill-Rom Holdings, Inc.	1,845	179,371
Hologic, Inc.*	7,585	529,281
ICU Medical, Inc.*	615	112,994
IDEXX Laboratories, Inc.*	2,255	896,926
Insulet Corp.*(a)	1,845	375,199
Integer Holdings Corp.*	1,025	67,414
Integra LifeSciences Holdings Corp.*(a)	2,460	117,465
Intuitive Surgical, Inc.*	3,075	2,107,728
iRhythm Technologies, Inc.*(a)	1,025	127,592
Lantheus Holdings, Inc.*	1,640	22,107
LeMaitre Vascular, Inc.(a)	410	12,025
LivaNova plc*	205	9,541
Masimo Corp.*	1,435	315,872
Medtronic plc	35,260	3,401,885
Merit Medical Systems, Inc.*	1,845	82,508
Natus Medical, Inc.*(a)	1,435	26,662
Neogen Corp.*(a)	1,845	141,641
Nevro Corp.*(a)	1,025	136,284
Novocure Ltd.*(a)	2,255	170,907
NuVasive, Inc.*(a)	1,845	105,423
OraSure Technologies, Inc.*	615	11,162
Orthofix Medical, Inc.*	820	25,182
Penumbra, Inc.*(a)	1,025	227,458
Quidel Corp.*	1,230	347,438
ResMed, Inc.	4,100	830,291
STAAR Surgical Co.*(a)	1,025	59,645
STERIS plc	2,460	392,690
Stryker Corp.	8,815	1,703,940
Surmodics, Inc.*	410	19,389
Tactile Systems Technology, Inc.*(a)	410	16,802
Tandem Diabetes Care, Inc.*	2,050	214,143

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Teleflex, Inc.	1,230	458,913
Varian Medical Systems, Inc.*(a)	2,050	292,576
West Pharmaceutical Services, Inc.	2,050	551,184
Wright Medical Group NV*	4,305	129,236
Zimmer Biomet Holdings, Inc.	5,740	774,096

		32,952,069

Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc.*(a)	25,215	751,659
Addus HomeCare Corp.*(a)	410	39,528
Amedisys, Inc.*(a)	1,025	240,014
AmerisourceBergen Corp.	6,355	636,707
AMN Healthcare Services, Inc.*(a)	1,640	90,102
Anthem, Inc.	9,840	2,694,192
BioTelemetry, Inc.*(a)	1,230	52,349
Brookdale Senior Living, Inc.*(a)	74,825	207,265
Cardinal Health, Inc.	12,505	683,023
Centene Corp.*	23,985	1,565,021
Chemed Corp.	410	201,798
Cigna Corp.	14,555	2,513,503
Community Health Systems, Inc.*(a)	18,655	92,902
CorVel Corp.*(a)	205	16,295
Covetrus, Inc.*(a)	3,485	77,228
CVS Health Corp.	51,250	3,225,675
DaVita, Inc.*	3,690	322,469
Encompass Health Corp.	2,870	195,390
Ensign Group, Inc. (The)	1,640	75,424
Guardant Health, Inc.*(a)	1,230	104,771
HCA Healthcare, Inc.	10,660	1,349,982
HealthEquity, Inc.*(a)	1,230	63,419
Henry Schein, Inc.*	4,920	338,152
Humana, Inc.	5,125	2,011,306
Laboratory Corp. of America Holdings*	4,100	790,972
LHC Group, Inc.*(a)	1,025	199,988
Magellan Health, Inc.*	1,435	106,434
McKesson Corp.	6,765	1,015,832
MEDNAX, Inc.*(a)	22,960	458,741
Molina Healthcare, Inc.*	2,665	492,225
National Research Corp.	410	23,448
Option Care Health, Inc.*(a)	4,920	57,958
Owens & Minor, Inc.(a)	19,680	316,454
Patterson Cos., Inc.(a)	23,575	626,152
Premier, Inc., Class A*	3,485	121,870
Providence Service Corp. (The)*	410	33,214
Quest Diagnostics, Inc.	3,895	494,938
R1 RCM, Inc.*	3,895	53,245
RadNet, Inc.*(a)	1,435	22,802
Select Medical Holdings Corp.*(a)	3,690	70,258
Surgery Partners, Inc.*(a)	6,355	97,041
Tenet Healthcare Corp.*(a)	29,315	775,089
Tivity Health, Inc.*	11,890	155,997
Triple-S Management Corp., Class B*	4,100	79,786
UnitedHealth Group, Inc.	37,720	11,420,862
Universal Health Services, Inc., Class B	2,665	292,883
US Physical Therapy, Inc.	410	34,054

		35,288,417

Investments	Shares	Value ($)
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*(a)	41,410	372,690
Cerner Corp.	8,815	612,202
Change Healthcare, Inc.*	68,497	798,675
Computer Programs and Systems, Inc.	4,100	101,188
Evolent Health, Inc., Class A*(a)	14,350	167,177
HealthStream, Inc.*	410	9,002
HMS Holdings Corp.*(a)	3,075	99,937
Inovalon Holdings, Inc., Class A*(a)	2,870	67,531
Inspire Medical Systems, Inc.*(a)	410	40,738
Omnicell, Inc.*(a)	1,435	100,866
Tabula Rasa HealthCare, Inc.*(a)	615	34,563
Teladoc Health, Inc.*(a)	2,255	535,856
Veeva Systems, Inc., Class A*	3,690	976,263
Vocera Communications, Inc.*	1,025	31,539

		3,948,227

Hotels, Restaurants & Leisure - 1.8%
Aramark	4,510	95,251
BJ’s Restaurants, Inc.(a)	3,075	61,684
Bloomin’ Brands, Inc.(a)	30,340	349,517
Boyd Gaming Corp.(a)	21,935	519,201
Brinker International, Inc.(a)	12,300	330,747
Caesars Entertainment, Inc.*	46,578	1,446,234
Carnival Corp.(a)	21,730	301,612
Cheesecake Factory, Inc. (The)(a)	10,455	250,920
Chipotle Mexican Grill, Inc.*	615	710,423
Choice Hotels International, Inc.(a)	1,025	86,141
Churchill Downs, Inc.(a)	1,230	170,380
Cracker Barrel Old Country Store, Inc.(a)	6,765	747,330
Darden Restaurants, Inc.	2,870	217,833
Dave & Buster’s Entertainment, Inc.(a)	18,040	222,614
Denny’s Corp.*	2,050	18,214
Dine Brands Global, Inc.(a)	4,510	204,889
Domino’s Pizza, Inc.	1,025	396,275
Dunkin’ Brands Group, Inc.	1,845	126,807
Everi Holdings, Inc.*(a)	11,685	66,371
Extended Stay America, Inc.	9,840	112,274
Hilton Grand Vacations, Inc.*	23,370	474,411
Hilton Worldwide Holdings, Inc.	7,995	600,025
Hyatt Hotels Corp., Class A(a)	1,230	59,040
Jack in the Box, Inc.	615	50,498
Las Vegas Sands Corp.	7,790	339,956
Marriott International, Inc., Class A	6,560	549,892
Marriott Vacations Worldwide Corp.	10,660	902,476
McDonald’s Corp.	20,090	3,903,085
MGM Resorts International(a)	16,195	260,578
Norwegian Cruise Line Holdings Ltd.*(a)	81,385	1,110,091
Papa John’s International, Inc.(a)	820	77,629
Penn National Gaming, Inc.*(a)	37,925	1,283,761

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Planet Fitness, Inc., Class A*(a)	2,255	117,711
Red Rock Resorts, Inc., Class A	2,460	26,962
Royal Caribbean Cruises Ltd.(a)	7,790	379,451
Ruth’s Hospitality Group, Inc.(a)	15,990	107,053
Scientific Games Corp.*(a)	16,810	295,352
SeaWorld Entertainment, Inc.*(a)	4,100	59,327
Shake Shack, Inc., Class A*(a)	1,025	49,764
Six Flags Entertainment Corp.(a)	26,445	459,879
Starbucks Corp.	31,775	2,431,741
Texas Roadhouse, Inc.(a)	2,255	126,708
Vail Resorts, Inc.(a)	1,230	236,197
Wendy’s Co. (The)(a)	6,150	142,557
Wingstop, Inc.(a)	1,025	160,156
Wyndham Destinations, Inc.	24,805	659,813
Wyndham Hotels & Resorts, Inc.	2,050	90,528
Wynn Resorts Ltd.(a)	2,050	148,482
Yum! Brands, Inc.	7,585	690,614

		22,228,454

Household Durables - 1.0%
Cavco Industries, Inc.*	205	41,068
Century Communities, Inc.*(a)	8,815	313,990
DR Horton, Inc.	14,145	935,833
Ethan Allen Interiors, Inc.	11,685	138,350
Garmin Ltd.	4,100	404,219
GoPro, Inc., Class A*	3,280	17,351
Green Brick Partners, Inc.*	8,610	118,818
Helen of Troy Ltd.*(a)	820	154,365
Installed Building Products, Inc.*(a)	820	64,870
iRobot Corp.*(a)	820	59,606
KB Home	26,855	903,402
La-Z-Boy, Inc.	1,640	46,674
Leggett & Platt, Inc.(a)	2,050	82,184
Lennar Corp., Class A	11,685	845,410
Lennar Corp., Class B	615	33,130
LGI Homes, Inc.*(a)	6,970	795,347
M/I Homes, Inc.*	8,815	366,968
MDC Holdings, Inc.	15,580	698,451
Meritage Homes Corp.*(a)	11,275	1,118,255
Mohawk Industries, Inc.*	2,870	229,170
Newell Brands, Inc.	11,685	191,634
NVR, Inc.*	97	381,225
PulteGroup, Inc.	10,865	473,714
Skyline Champion Corp.*	2,050	57,872
Sonos, Inc.*	2,460	39,360
Taylor Morrison Home Corp., Class A*(a)	36,900	865,305
Tempur Sealy International, Inc.*	1,435	116,163
Toll Brothers, Inc.(a)	33,825	1,292,115
TopBuild Corp.*(a)	1,230	162,262
TRI Pointe Group, Inc.*(a)	43,460	726,651
Universal Electronics, Inc.*	3,075	141,665
Whirlpool Corp.(a)	2,665	434,715

		12,250,142

Household Products - 1.2%
Central Garden & Pet Co.*	1,845	69,852
Central Garden & Pet Co., Class A*	2,870	99,446
Church & Dwight Co., Inc.	6,970	671,420

Investments	Shares	Value ($)
Clorox Co. (The)	3,485	824,237
Colgate-Palmolive Co.	23,575	1,819,990
Energizer Holdings, Inc.(a)	2,870	143,873
Kimberly-Clark Corp.	9,430	1,433,737
Procter & Gamble Co. (The)	66,420	8,708,990
Spectrum Brands Holdings, Inc.	11,480	621,757
WD-40 Co.(a)	410	80,586

		14,473,888

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	22,345	340,315
Clearway Energy, Inc., Class A	1,230	28,179
Clearway Energy, Inc., Class C	2,665	65,399
Ormat Technologies, Inc.(a)	1,640	97,580
Vistra Corp.	19,270	359,578

		891,051

Industrial Conglomerates - 0.7%
3M Co.	14,965	2,251,784
Carlisle Cos., Inc.	1,640	195,291
General Electric Co.	340,710	2,068,110
Honeywell International, Inc.	18,450	2,755,876
Roper Technologies, Inc.	2,870	1,241,131

		8,512,192

Insurance - 2.9%
Aflac, Inc.	27,470	977,108
Alleghany Corp.	615	321,227
Allstate Corp. (The)	12,915	1,219,047
American Equity Investment Life Holding Co.(a)	25,625	652,156
American Financial Group, Inc.	2,255	137,036
American International Group, Inc.	32,595	1,047,603
American National Group, Inc.	2,665	196,277
AMERISAFE, Inc.	615	39,028
Aon plc, Class A	6,150	1,262,103
Arch Capital Group Ltd.*	16,400	504,300
Argo Group International Holdings Ltd.	1,230	41,217
Arthur J Gallagher & Co.	5,330	572,922
Assurant, Inc.	2,460	264,376
Assured Guaranty Ltd.	24,600	537,018
Athene Holding Ltd., Class A*	36,490	1,176,802
Axis Capital Holdings Ltd.	24,600	986,952
Benefytt Technologies, Inc.*(a)	3,280	101,418
Brighthouse Financial, Inc.*	27,060	766,880
Brown & Brown, Inc.	6,560	298,283
Chubb Ltd.	17,630	2,243,241
Cincinnati Financial Corp.	3,280	255,610
CNO Financial Group, Inc.(a)	40,180	606,718
eHealth, Inc.*	615	42,521
Employers Holdings, Inc.(a)	1,025	33,333
Enstar Group Ltd.*	410	68,859
Erie Indemnity Co., Class A(a)	205	43,075
Everest Re Group Ltd.	1,435	313,964
FBL Financial Group, Inc., Class A	4,510	156,858
Fidelity National Financial, Inc.(a)	11,843	383,239
First American Financial Corp.	33,005	1,683,585
Genworth Financial, Inc., Class A*(a)	166,050	338,742
Globe Life, Inc.	3,075	244,770

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Goosehead Insurance, Inc., Class A*	410	42,365
Hanover Insurance Group, Inc. (The)	11,070	1,127,812
Hartford Financial Services Group, Inc. (The)	12,915	546,563
HCI Group, Inc.(a)	1,435	64,030
Heritage Insurance Holdings, Inc.	7,995	94,901
Horace Mann Educators Corp.	1,435	53,927
James River Group Holdings Ltd.(a)	1,025	47,478
Kemper Corp.(a)	18,040	1,416,501
Kinsale Capital Group, Inc.(a)	615	119,864
Lincoln National Corp.	6,355	236,851
Loews Corp.	7,995	291,098
Markel Corp.*	411	429,306
Marsh & McLennan Cos., Inc.	13,940	1,625,404
MBIA, Inc.*(a)	11,070	88,671
Mercury General Corp.(a)	7,585	325,472
MetLife, Inc.	29,315	1,109,573
National General Holdings Corp.	20,500	696,795
National Western Life Group, Inc., Class A	615	119,796
Old Republic International Corp.	84,050	1,350,684
Palomar Holdings, Inc.*(a)	615	56,174
Primerica, Inc.(a)	1,230	147,182
Principal Financial Group, Inc.	8,815	374,020
ProAssurance Corp.	4,100	60,270
Progressive Corp. (The)	23,985	2,166,805
Prudential Financial, Inc.	14,965	948,332
Reinsurance Group of America, Inc.	3,280	279,620
RenaissanceRe Holdings Ltd.	1,845	332,801
RLI Corp.(a)	1,435	126,467
Safety Insurance Group, Inc.	410	31,025
Selective Insurance Group, Inc.(a)	2,050	111,397
State Auto Financial Corp.	820	12,718
Stewart Information Services Corp.	7,380	309,591
Third Point Reinsurance Ltd.*	17,015	132,547
Travelers Cos., Inc. (The)	9,635	1,102,437
Trupanion, Inc.*(a)	1,025	51,834
United Fire Group, Inc.	820	20,803
United Insurance Holdings Corp.	6,560	48,544
Universal Insurance Holdings, Inc.(a)	5,945	104,097
Unum Group(a)	65,600	1,130,288
W R Berkley Corp.	4,100	253,175
Willis Towers Watson plc	3,690	774,937

		35,878,423

Interactive Media & Services - 3.5%
Alphabet, Inc., Class A*	7,995	11,896,160
Alphabet, Inc., Class C*	7,790	11,552,258
ANGI Homeservices, Inc., Class A*	1,845	29,132
Cars.com, Inc.*(a)	11,070	89,888
Facebook, Inc., Class A*	64,165	16,276,736
IAC/InterActiveCorp*	2,050	271,461
Match Group, Inc.*	6,337	650,810

Investments	Shares	Value ($)
Pinterest, Inc., Class A*	3,485	119,501
Snap, Inc., Class A*(a)	22,140	496,379
TripAdvisor, Inc.	3,690	74,649
Twitter, Inc.*	21,730	790,972
Yelp, Inc.*(a)	2,255	56,330
Zillow Group, Inc., Class A*	820	55,834
Zillow Group, Inc., Class C*(a)	3,690	252,359

		42,612,469

Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc.*	11,162	35,324,158
Booking Holdings, Inc.*	1,025	1,703,683
Chewy, Inc., Class A*(a)	2,665	139,886
eBay, Inc.	18,655	1,031,248
Etsy, Inc.*	3,280	388,287
Expedia Group, Inc.	3,075	249,106
Groupon, Inc.*(a)	3,075	47,201
GrubHub, Inc.*	3,075	222,138
MercadoLibre, Inc.*	1,230	1,383,283
PetMed Express, Inc.(a)	820	25,584
Quotient Technology, Inc.*	2,255	18,063
Qurate Retail, Inc., Series A*	120,130	1,310,618
Stamps.com, Inc.*(a)	615	160,072
Stitch Fix, Inc., Class A*(a)	1,230	27,245
Wayfair, Inc., Class A*(a)	2,870	763,678

		42,794,250

IT Services - 4.4%
Accenture plc, Class A	17,220	3,870,712
Akamai Technologies, Inc.*	4,510	507,104
Alliance Data Systems Corp.	13,940	618,378
Automatic Data Processing, Inc.	11,070	1,471,314
Black Knight, Inc.*	4,100	307,172
Booz Allen Hamilton Holding Corp.	3,895	318,455
Broadridge Financial Solutions, Inc.	3,075	413,095
CACI International, Inc., Class A*	820	170,412
Cardtronics plc, Class A*(a)	8,815	196,839
Cass Information Systems, Inc.(a)	205	7,345
Cognizant Technology Solutions Corp., Class A	20,500	1,400,560
Conduent, Inc.*	73,185	139,783
CSG Systems International, Inc.	1,025	43,183
DXC Technology Co.	80,565	1,442,919
Endurance International Group Holdings, Inc.*	25,830	146,456
EPAM Systems, Inc.*	1,435	416,265
Euronet Worldwide, Inc.*	1,435	137,961
EVERTEC, Inc.	2,050	63,652
Evo Payments, Inc., Class A*(a)	1,640	37,212
ExlService Holdings, Inc.*	1,230	78,794
Fidelity National Information Services, Inc.	16,195	2,369,490
Fiserv, Inc.*	15,375	1,534,271
FleetCor Technologies, Inc.*	2,050	530,069
Gartner, Inc.*	2,050	255,512
Genpact Ltd.	4,305	171,425
Global Payments, Inc.	8,200	1,459,764
GoDaddy, Inc., Class A*	4,920	345,778

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
GTT Communications, Inc.*	3,895	24,538
International Business Machines Corp.	35,055	4,309,662
International Money Express, Inc.*	3,075	41,451
Jack Henry & Associates, Inc.	2,255	402,067
KBR, Inc.	41,410	920,958
Leidos Holdings, Inc.	3,690	351,140
Limelight Networks, Inc.*(a)	4,305	26,992
LiveRamp Holdings, Inc.*(a)	2,255	102,760
ManTech International Corp., Class A	820	57,056
Mastercard, Inc., Class A	23,575	7,273,595
MAXIMUS, Inc.	2,050	152,131
MongoDB, Inc.*(a)	1,025	234,807
NIC, Inc.	2,255	49,430
Okta, Inc.*	3,075	679,514
Paychex, Inc.(a)	9,020	648,718
PayPal Holdings, Inc.*	31,570	6,189,930
Perficient, Inc.*(a)	1,230	48,228
Perspecta, Inc.(a)	41,205	881,787
Sabre Corp.	77,695	587,374
Science Applications International Corp.	2,050	163,959
Square, Inc., Class A*	9,635	1,251,105
Switch, Inc., Class A(a)	1,845	33,192
Sykes Enterprises, Inc.*	3,075	84,440
TTEC Holdings, Inc.	615	29,188
Tucows, Inc., Class A*(a)	410	24,809
Twilio, Inc., Class A*	3,485	966,809
Unisys Corp.*(a)	11,070	131,622
VeriSign, Inc.*	2,870	607,522
Virtusa Corp.*(a)	1,025	41,615
Visa, Inc., Class A(a)	45,100	8,587,040
Western Union Co. (The)	17,835	433,034
WEX, Inc.*(a)	1,230	194,795

		53,985,188

Leisure Products - 0.3%
Acushnet Holdings Corp.(a)	1,230	46,801
Brunswick Corp.	2,665	178,502
Callaway Golf Co.	4,715	89,821
Hasbro, Inc.(a)	3,485	253,569
Johnson Outdoors, Inc., Class A	410	35,900
Malibu Boats, Inc., Class A*	6,355	373,547
Mattel, Inc.*	3,895	43,273
Peloton Interactive, Inc., Class A*	1,435	97,896
Polaris, Inc.(a)	17,220	1,784,509
Smith & Wesson Brands, Inc.*(a)	4,715	112,641
Sturm Ruger & Co., Inc.	615	50,042
Vista Outdoor, Inc.*(a)	2,050	35,157
YETI Holdings, Inc.*(a)	1,435	70,157

		3,171,815

Life Sciences Tools & Services - 0.9%
10X Genomics, Inc., Class A*(a)	410	40,332
Agilent Technologies, Inc.	8,610	829,401
Avantor, Inc.*	6,355	140,319
Bio-Rad Laboratories, Inc., Class A*	615	322,807
Bio-Techne Corp.	1,025	282,039

Investments	Shares	Value ($)
Bruker Corp.	2,870	128,059
Charles River Laboratories International, Inc.*	1,435	285,551
Codexis, Inc.*	1,845	21,826
Illumina, Inc.*	3,895	1,488,513
IQVIA Holdings, Inc.*	5,125	811,749
Luminex Corp.(a)	1,230	44,772
Medpace Holdings, Inc.*	1,025	122,334
Mettler-Toledo International, Inc.*	615	575,025
NanoString Technologies, Inc.*(a)	1,230	44,415
NeoGenomics, Inc.*(a)	3,485	133,232
PerkinElmer, Inc.	3,075	365,648
PRA Health Sciences, Inc.*	1,845	196,603
Repligen Corp.*	1,640	247,493
Syneos Health, Inc.*(a)	2,665	166,269
Thermo Fisher Scientific, Inc.	10,660	4,412,707
Waters Corp.*	1,845	393,262

		11,052,356

Machinery - 2.4%
AGCO Corp.	18,040	1,183,965
Alamo Group, Inc.(a)	410	42,275
Albany International Corp., Class A(a)	1,025	49,282
Allison Transmission Holdings, Inc.	33,210	1,240,726
Altra Industrial Motion Corp.(a)	18,040	617,509
Astec Industries, Inc.(a)	615	27,361
Barnes Group, Inc.(a)	1,640	60,467
Blue Bird Corp.*	1,845	23,118
Caterpillar, Inc.	21,730	2,887,482
Chart Industries, Inc.*(a)	9,430	646,238
CIRCOR International, Inc.*(a)	7,175	188,129
Colfax Corp.*(a)	26,650	774,982
Columbus McKinnon Corp.	820	27,167
Crane Co.	14,145	800,183
Cummins, Inc.	6,150	1,188,549
Deere & Co.	12,095	2,132,469
Donaldson Co., Inc.	2,255	109,007
Douglas Dynamics, Inc.	820	28,987
Dover Corp.	4,100	422,013
EnPro Industries, Inc.	410	19,569
ESCO Technologies, Inc.(a)	1,025	88,089
Evoqua Water Technologies Corp.*(a)	2,050	39,421
Federal Signal Corp.	2,050	63,365
Flowserve Corp.	3,690	102,840
Fortive Corp.	7,175	503,613
Franklin Electric Co., Inc.	1,230	66,482
Gates Industrial Corp. plc*	14,555	153,410
Gorman-Rupp Co. (The)	820	24,813
Graco, Inc.	4,715	251,027
Greenbrier Cos., Inc. (The)(a)	10,250	263,732
Helios Technologies, Inc.	410	15,510
Hillenbrand, Inc.(a)	20,705	605,207
Hyster-Yale Materials Handling, Inc.(a)	410	15,297
IDEX Corp.	1,640	270,305
Illinois Tool Works, Inc.	7,995	1,478,995

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ingersoll Rand, Inc.*(a)	9,698	306,360
ITT, Inc.	2,870	165,685
John Bean Technologies Corp.(a)	1,025	96,104
Kadant, Inc.(a)	410	44,489
Kennametal, Inc.(a)	4,305	116,063
Lincoln Electric Holdings, Inc.(a)	1,640	148,240
Lindsay Corp.(a)	410	39,758
Luxfer Holdings plc(a)	1,230	15,621
Manitowoc Co., Inc. (The)*	15,580	166,083
Meritor, Inc.*(a)	22,960	522,340
Middleby Corp. (The)*	16,400	1,362,184
Miller Industries, Inc.	1,640	46,494
Mueller Industries, Inc.(a)	615	17,195
Mueller Water Products, Inc., Class A(a)	5,740	58,089
Navistar International Corp.*	19,270	617,218
Nordson Corp.	1,435	277,859
Oshkosh Corp.(a)	20,090	1,581,485
Otis Worldwide Corp.	9,840	617,362
PACCAR, Inc.	14,555	1,238,339
Parker-Hannifin Corp.	3,690	660,215
Pentair plc	4,510	193,253
Proto Labs, Inc.*(a)	820	98,498
RBC Bearings, Inc.*	820	100,384
REV Group, Inc.	8,405	54,633
Rexnord Corp.	5,125	148,471
Snap-on, Inc.(a)	1,845	269,130
SPX Corp.*	1,640	68,880
SPX FLOW, Inc.*(a)	1,640	65,731
Standex International Corp.	410	21,955
Stanley Black & Decker, Inc.	5,740	880,057
Tennant Co.(a)	410	27,314
Terex Corp.(a)	20,500	386,425
Timken Co. (The)(a)	19,475	889,229
Toro Co. (The)	2,870	204,775
TriMas Corp.*	1,640	38,376
Trinity Industries, Inc.(a)	3,280	64,058
Wabash National Corp.(a)	21,935	249,840
Watts Water Technologies, Inc., Class A	820	68,790
Welbilt, Inc.*(a)	12,710	77,277
Westinghouse Air Brake Technologies Corp.	6,355	395,217
Woodward, Inc.(a)	1,640	122,902
Xylem, Inc.	4,510	329,140

		29,263,102

Marine - 0.0%(d)
Kirby Corp.*	615	28,438

Media - 1.5%
Altice USA, Inc., Class A*	8,405	226,851
AMC Networks, Inc., Class A*(a)	14,555	336,220
Cable One, Inc.	205	373,625
Cardlytics, Inc.*(a)	410	27,232
Central European Media Enterprises Ltd., Class A*	13,735	54,665
Charter Communications, Inc., Class A*	4,100	2,378,000

Investments	Shares	Value ($)
Clear Channel Outdoor Holdings, Inc.*(a)	93,070	85,299
Comcast Corp., Class A	180,195	7,712,346
Discovery, Inc., Class A*(a)	4,510	95,161
Discovery, Inc., Class C*	9,635	182,583
DISH Network Corp., Class A*	10,250	329,128
EW Scripps Co. (The), Class A(a)	11,070	125,977
Fox Corp., Class A	11,685	301,122
Fox Corp., Class B	4,305	110,940
Gray Television, Inc.*(a)	21,730	311,608
iHeartMedia, Inc., Class A*(a)	24,190	202,228
Interpublic Group of Cos., Inc. (The)	12,300	222,015
John Wiley & Sons, Inc., Class A	1,435	48,546
Liberty Broadband Corp., Class A*	615	83,031
Liberty Broadband Corp., Class C*	4,510	619,088
Liberty Media Corp-Liberty SiriusXM, Class A*	2,255	78,451
Liberty Media Corp-Liberty SiriusXM, Class C*	5,125	179,324
Meredith Corp.(a)	14,965	214,897
MSG Networks, Inc., Class A*(a)	9,430	89,868
New York Times Co. (The), Class A(a)	4,920	227,009
News Corp., Class A	10,865	138,203
News Corp., Class B	3,485	44,469
Nexstar Media Group, Inc., Class A(a)	13,325	1,167,936
Omnicom Group, Inc.(a)	7,585	407,542
Scholastic Corp.	1,025	24,528
Sinclair Broadcast Group, Inc., Class A(a)	19,885	409,631
Sirius XM Holdings, Inc.(a)	38,745	227,821
TechTarget, Inc.*(a)	205	7,439
TEGNA, Inc.	61,910	729,300
Tribune Publishing Co.(a)	5,945	57,964
ViacomCBS, Inc.(a)	22,755	593,223
ViacomCBS, Inc., Class A(a)	1,435	39,807

		18,463,077

Metals & Mining - 0.8%
Alcoa Corp.*	52,070	676,910
Allegheny Technologies, Inc.*(a)	44,075	383,012
Carpenter Technology Corp.	16,810	375,871
Century Aluminum Co.*	11,070	96,420
Cleveland-Cliffs, Inc.(a)	113,160	586,169
Coeur Mining, Inc.*	8,200	65,026
Commercial Metals Co.(a)	36,695	758,853
Compass Minerals International, Inc.(a)	1,230	62,656
Freeport-McMoRan, Inc.	33,415	431,722
Hecla Mining Co.(a)	18,040	99,581
Kaiser Aluminum Corp.	4,100	253,995
Materion Corp.	615	35,313
McEwen Mining, Inc.*(a)	9,840	13,579
Newmont Corp.	22,345	1,546,274
Nucor Corp.	10,865	455,787
Reliance Steel & Aluminum Co.	2,870	282,006
Royal Gold, Inc.	1,845	258,171

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	4,100	75,440
Southern Copper Corp.(a)	2,460	107,526
Steel Dynamics, Inc.	62,320	1,708,191
United States Steel Corp.(a)	67,445	449,184
Warrior Met Coal, Inc.(a)	12,095	192,552
Worthington Industries, Inc.(a)	11,480	429,582

		9,343,820

Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.(a)	18,040	245,344
Annaly Capital Management, Inc.	48,790	361,534
Apollo Commercial Real Estate Finance, Inc.(a)	44,485	413,710
Arbor Realty Trust, Inc.(a)	23,575	240,229
ARMOUR Residential REIT, Inc.	13,530	126,370
Blackstone Mortgage Trust, Inc., Class A	44,485	1,070,754
Capstead Mortgage Corp.	24,805	152,551
Chimera Investment Corp.(a)	58,015	521,555
Colony Credit Real Estate, Inc.(a)	32,800	206,640
Dynex Capital, Inc.(a)	3,075	47,509
Ellington Financial, Inc.(a)	14,555	171,167
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	2,460	86,174
Invesco Mortgage Capital, Inc.(a)	68,708	210,933
KKR Real Estate Finance Trust, Inc.(a)	4,715	78,505
Ladder Capital Corp.	37,515	291,491
MFA Financial, Inc.(a)	161,335	424,311
New Residential Investment Corp.(a)	127,100	1,007,903
New York Mortgage Trust, Inc.(a)	136,530	357,709
PennyMac Mortgage Investment Trust(a)	28,495	537,131
Ready Capital Corp.(a)	7,380	59,188
Redwood Trust, Inc.(a)	35,260	251,404
Starwood Property Trust, Inc.	82,820	1,238,159
TPG RE Finance Trust, Inc.(a)	24,395	211,749
Two Harbors Investment Corp.(a)	95,120	516,501

		8,828,521

Multiline Retail - 0.6%
Big Lots, Inc.(a)	12,095	475,817
Dillard’s, Inc., Class A(a)	4,715	111,038
Dollar General Corp.	6,970	1,327,088
Dollar Tree, Inc.*	6,560	612,376
Kohl’s Corp.	50,635	964,090
Macy’s, Inc.(a)	102,910	623,635
Nordstrom, Inc.(a)	36,285	496,742
Ollie’s Bargain Outlet Holdings, Inc.*(a)	1,845	193,909
Target Corp.	20,295	2,554,735

		7,359,430

Multi-Utilities - 0.9%
Ameren Corp.	6,970	559,273
Avista Corp.	2,255	83,728
Black Hills Corp.	1,640	94,890
CenterPoint Energy, Inc.	18,655	354,632
CMS Energy Corp.	7,175	460,492

Investments	Shares		Value ($)
Consolidated Edison, Inc.	12,710		976,509
Dominion Energy, Inc.	34,030		2,757,451
DTE Energy Co.	7,175		829,645
MDU Resources Group, Inc.	58,835		1,234,358
NiSource, Inc.	9,225		225,551
NorthWestern Corp.	1,640		92,266
Public Service Enterprise Group, Inc.	19,885		1,112,367
Sempra Energy	11,275		1,403,287
Unitil Corp.	615		26,537
WEC Energy Group, Inc.	8,815		839,717

			11,050,703

Oil, Gas & Consumable Fuels - 2.7%
Antero Midstream Corp.(a)	80,770		457,966
Antero Resources Corp.*(a)	62,935		186,288
Apache Corp.(a)	10,660		163,631
Arch Resources, Inc.	6,355		197,132
Bonanza Creek Energy, Inc.*	2,665		48,476
Cabot Oil & Gas Corp.	13,530		253,011
Callon Petroleum Co.*(a)	147,395		168,030
Centennial Resource Development, Inc., Class A*(a)	108,650		85,540
Cheniere Energy, Inc.*	5,945		294,159
Chevron Corp.	49,200		4,129,848
Cimarex Energy Co.(a)	29,315		717,045
Clean Energy Fuels Corp.*(a)	4,920		11,710
CNX Resources Corp.*	10,660		102,869
Concho Resources, Inc.	4,305		226,185
ConocoPhillips	41,615		1,555,985
Continental Resources, Inc.(a)	5,330		92,156
CVR Energy, Inc.	6,355		122,016
Delek US Holdings, Inc.(a)	23,165		404,924
Devon Energy Corp.	121,770		1,277,367
Diamond S Shipping, Inc.*	6,355		55,797
Diamondback Energy, Inc.	5,945		236,968
Dorian LPG Ltd.*	8,815		75,280
EOG Resources, Inc.	14,555		681,902
EQT Corp.	79,335		1,151,944
Equitrans Midstream Corp.	118,080		1,139,472
Exxon Mobil Corp.	111,520		4,692,762
Gulfport Energy Corp.*(a)	61,090		61,701
Hess Corp.(a)	5,945		292,553
HollyFrontier Corp.	4,100		112,750
International Seaways, Inc.	4,510		77,888
Kinder Morgan, Inc.	73,800		1,040,580
Kosmos Energy Ltd.(a)	112,955		181,858
Laredo Petroleum, Inc.*	—	(c)	6
Magnolia Oil & Gas Corp., Class A*(a)	21,525		128,719
Marathon Oil Corp.	251,125		1,378,676
Marathon Petroleum Corp.	24,395		931,889
Matador Resources Co.*(a)	27,880		241,998
Murphy Oil Corp.(a)	40,795		538,902
Noble Energy, Inc.	144,115		1,439,709
Northern Oil and Gas, Inc.*(a)	64,165		51,428
Occidental Petroleum Corp.(a)	33,005		519,499
ONEOK, Inc.	14,965		417,673
Ovintiv, Inc.(a)	80,360		778,688

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Par Pacific Holdings, Inc.*(a)	17,015	126,081
Parsley Energy, Inc., Class A(a)	5,125	56,272
PBF Energy, Inc., Class A(a)	36,080	313,174
Peabody Energy Corp.(a)	40,180	125,362
Phillips 66	16,605	1,029,842
Pioneer Natural Resources Co.	3,895	377,503
Range Resources Corp.(a)	64,985	419,803
Renewable Energy Group, Inc.*(a)	12,095	333,580
REX American Resources Corp.*	205	13,971
SM Energy Co.(a)	45,100	133,045
Southwestern Energy Co.*(a)	157,235	382,081
Talos Energy, Inc.*	8,200	55,842
Targa Resources Corp.	70,520	1,289,106
Tellurian, Inc.*(a)	7,790	6,947
Valero Energy Corp.	15,375	864,536
W&T Offshore, Inc.*(a)	9,020	20,385
Williams Cos., Inc. (The)	29,315	560,796
World Fuel Services Corp.	17,220	405,187
WPX Energy, Inc.*(a)	14,145	84,446

		33,320,939

Paper & Forest Products - 0.1%
Boise Cascade Co.	1,230	57,306
Clearwater Paper Corp.*(a)	2,050	75,686
Louisiana-Pacific Corp.	3,895	123,355
Mercer International, Inc.	12,710	94,689
Neenah, Inc.	615	27,435
P H Glatfelter Co.(a)	1,640	26,125
Schweitzer-Mauduit International, Inc.	7,790	253,409
Verso Corp., Class A(a)	15,375	187,729

		845,734

Personal Products - 0.3%
BellRing Brands, Inc., Class A*	3,895	77,394
Coty, Inc., Class A(a)	79,335	294,333
Edgewell Personal Care Co.*(a)	14,760	441,176
elf Beauty, Inc.*	1,025	18,306
Estee Lauder Cos., Inc. (The), Class A	6,150	1,214,871
Herbalife Nutrition Ltd.*	2,665	136,555
Inter Parfums, Inc.	615	25,147
Medifast, Inc.(a)	410	68,523
Nu Skin Enterprises, Inc., Class A	14,555	652,792
Revlon, Inc., Class A*(a)	1,025	6,478
USANA Health Sciences, Inc.*	410	33,284

		2,968,859

Pharmaceuticals - 3.2%
Aerie Pharmaceuticals, Inc.*(a)	1,435	16,589
Amneal Pharmaceuticals, Inc.*(a)	21,935	94,979
Amphastar Pharmaceuticals, Inc.*(a)	1,435	28,729
ANI Pharmaceuticals, Inc.*	410	12,140
Arvinas, Inc.*(a)	615	19,372
Axsome Therapeutics, Inc.*(a)	7,585	541,038
Bristol-Myers Squibb Co.	89,175	5,231,005
Cara Therapeutics, Inc.*(a)	1,845	30,332
Catalent, Inc.*	4,305	375,999
Collegium Pharmaceutical, Inc.*(a)	1,025	16,174
Corcept Therapeutics, Inc.*(a)	3,485	52,101

Investments	Shares	Value ($)
Elanco Animal Health, Inc.*	7,995	188,922
Eli Lilly and Co.	22,755	3,419,849
Endo International plc*(a)	46,330	161,228
Horizon Therapeutics plc*	5,974	365,549
Innoviva, Inc.*(a)	21,320	288,779
Intra-Cellular Therapies, Inc.*(a)	1,845	36,577
Jazz Pharmaceuticals plc*	2,255	244,104
Johnson & Johnson	70,110	10,219,234
Lannett Co., Inc.*(a)	9,840	58,548
Mallinckrodt plc*(a)	39,975	89,144
Merck & Co., Inc.	67,855	5,444,685
Mylan NV*	21,935	353,373
MyoKardia, Inc.*(a)	1,640	147,813
Nektar Therapeutics*(a)	5,330	118,113
Odonate Therapeutics, Inc.*(a)	1,640	59,647
Omeros Corp.*(a)	1,845	23,671
Pacira BioSciences, Inc.*(a)	1,435	75,495
Perrigo Co. plc	5,740	304,335
Pfizer, Inc.	219,760	8,456,365
Phibro Animal Health Corp., Class A	1,025	23,775
Prestige Consumer Healthcare, Inc.*(a)	15,580	579,420
Reata Pharmaceuticals, Inc., Class A*(a)	820	121,114
Revance Therapeutics, Inc.*(a)	2,050	48,134
Supernus Pharmaceuticals, Inc.*	1,845	41,079
Zoetis, Inc.	12,915	1,958,947

		39,246,358

Professional Services - 0.7%
ASGN, Inc.*(a)	15,375	1,052,573
CBIZ, Inc.*	2,050	49,569
Clarivate plc*	4,305	119,033
CoreLogic, Inc.	2,665	181,646
CoStar Group, Inc.*	1,025	871,004
CRA International, Inc.	205	8,563
Equifax, Inc.	3,485	566,522
Exponent, Inc.(a)	1,845	155,091
Forrester Research, Inc.*(a)	410	14,395
FTI Consulting, Inc.*(a)	1,230	146,911
Heidrick & Struggles International, Inc.	3,280	66,354
Huron Consulting Group, Inc.*	820	39,130
ICF International, Inc.	615	41,580
IHS Markit Ltd.	11,275	910,231
Insperity, Inc.	1,230	82,238
Kelly Services, Inc., Class A	10,250	151,802
Kforce, Inc.	615	17,737
Korn Ferry(a)	14,965	420,517
ManpowerGroup, Inc.	17,015	1,170,462
Nielsen Holdings plc(a)	14,965	215,945
Resources Connection, Inc.	6,970	78,761
Robert Half International, Inc.(a)	3,690	187,710
TransUnion	5,330	477,408
TriNet Group, Inc.*(a)	1,435	94,710
TrueBlue, Inc.*	7,380	113,873
Verisk Analytics, Inc.	4,510	851,082

		8,084,847

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	14,145	619,692
Cushman & Wakefield plc*(a)	46,125	493,538
eXp World Holdings, Inc.*	820	16,293
Forestar Group, Inc.*	1,435	24,840
Howard Hughes Corp. (The)*(a)	615	32,712
Jones Lang LaSalle, Inc.	2,255	223,042
Newmark Group, Inc., Class A	59,860	243,630
Realogy Holdings Corp.(a)	33,005	299,025
Redfin Corp.*	2,870	119,335
St Joe Co. (The)*(a)	820	16,900

		2,089,007

Road & Rail - 0.8%
AMERCO	205	65,135
ArcBest Corp.	5,535	168,209
Avis Budget Group, Inc.*(a)	3,690	95,571
CSX Corp.	21,115	1,506,344
Heartland Express, Inc.	1,845	37,426
JB Hunt Transport Services, Inc.	2,460	318,324
Kansas City Southern	2,870	493,210
Knight-Swift Transportation Holdings, Inc.(a)	5,125	222,886
Landstar System, Inc.	1,230	149,789
Lyft, Inc., Class A*(a)	4,100	119,843
Marten Transport Ltd.	1,435	38,200
Norfolk Southern Corp.	10,045	1,930,750
Old Dominion Freight Line, Inc.	2,870	524,693
Saia, Inc.*(a)	820	97,949
Schneider National, Inc., Class B	3,280	82,426
Uber Technologies, Inc.*	5,740	173,692
Union Pacific Corp.	18,245	3,162,771
Universal Logistics Holdings, Inc.	2,460	45,190
Werner Enterprises, Inc.	2,870	126,237

		9,358,645

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc.*(a)	1,435	105,573
Advanced Micro Devices, Inc.*	32,185	2,492,085
Alpha & Omega Semiconductor Ltd.*(a)	6,150	66,973
Ambarella, Inc.*	1,025	46,412
Amkor Technology, Inc.*	27,880	379,029
Analog Devices, Inc.	10,250	1,177,213
Applied Materials, Inc.	35,670	2,294,651
Axcelis Technologies, Inc.*	1,230	36,187
Broadcom, Inc.	15,990	5,064,833
Brooks Automation, Inc.(a)	2,460	133,947
Cabot Microelectronics Corp.	1,025	154,488
CEVA, Inc.*(a)	205	8,241
Cirrus Logic, Inc.*	2,050	140,486
Cohu, Inc.	1,640	30,881
Cree, Inc.*(a)	3,690	254,315
Diodes, Inc.*	1,435	73,831
Enphase Energy, Inc.*(a)	2,460	148,486
Entegris, Inc.	3,895	280,089
First Solar, Inc.*(a)	2,255	134,285
FormFactor, Inc.*(a)	2,665	76,859
Ichor Holdings Ltd.*	820	26,912

Investments	Shares	Value ($)
Inphi Corp.*	1,640	214,282
Intel Corp.	169,535	8,091,906
KLA Corp.	4,305	860,268
Kulicke & Soffa Industries, Inc.	2,255	53,443
Lam Research Corp.	3,895	1,469,038
Lattice Semiconductor Corp.*(a)	4,510	140,216
MACOM Technology Solutions Holdings, Inc.*	1,640	69,306
MagnaChip Semiconductor Corp.*	5,740	65,321
Marvell Technology Group Ltd.	18,860	687,824
Maxim Integrated Products, Inc.	6,970	474,587
MaxLinear, Inc.*(a)	1,640	41,574
Microchip Technology, Inc.(a)	6,560	667,349
Micron Technology, Inc.*	45,305	2,267,742
MKS Instruments, Inc.(a)	1,640	209,002
Monolithic Power Systems, Inc.	1,230	325,962
NeoPhotonics Corp.*(a)	7,380	67,232
NVIDIA Corp.	16,400	6,963,276
ON Semiconductor Corp.*(a)	16,400	337,840
Onto Innovation, Inc.*(a)	1,640	62,025
PDF Solutions, Inc.*(a)	615	15,117
Photronics, Inc.*	2,460	29,225
Power Integrations, Inc.(a)	1,025	125,081
Qorvo, Inc.*	3,485	446,603
QUALCOMM, Inc.	30,545	3,225,857
Rambus, Inc.*	4,100	60,516
Semtech Corp.*(a)	2,255	125,671
Silicon Laboratories, Inc.*	1,435	144,232
Skyworks Solutions, Inc.	4,715	686,410
SMART Global Holdings, Inc.*(a)	2,050	57,174
SolarEdge Technologies, Inc.*(a)	1,640	287,164
SunPower Corp.*(a)	10,660	99,458
Synaptics, Inc.*(a)	1,845	147,637
Teradyne, Inc.	4,715	419,446
Texas Instruments, Inc.	24,805	3,163,878
Ultra Clean Holdings, Inc.*(a)	9,840	296,086
Universal Display Corp.	1,230	214,573
Veeco Instruments, Inc.*	1,845	24,944
Xilinx, Inc.	6,970	748,229

		46,511,270

Software - 6.7%
2U, Inc.*(a)	3,280	154,472
8x8, Inc.*(a)	3,485	55,412
ACI Worldwide, Inc.*(a)	3,895	104,347
Adobe, Inc.*	12,915	5,738,393
Alarm.com Holdings, Inc.*(a)	1,230	86,149
Altair Engineering, Inc., Class A*(a)	1,230	49,569
Alteryx, Inc., Class A*(a)	1,435	251,828
Anaplan, Inc.*	2,050	93,090
ANSYS, Inc.*	2,460	764,076
Appfolio, Inc., Class A*(a)	410	57,080
Appian Corp.*(a)	1,025	52,142
Aspen Technology, Inc.*	1,845	179,445
Autodesk, Inc.*	5,945	1,405,576
Avalara, Inc.*	2,050	275,623
Avaya Holdings Corp.*(a)	29,315	371,128
Blackbaud, Inc.(a)	1,640	102,566

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Blackline, Inc.*(a)	1,230	109,359
Bottomline Technologies DE, Inc.*	1,435	69,253
Box, Inc., Class A*	5,740	103,033
Cadence Design Systems, Inc.*	7,790	851,057
CDK Global, Inc.	35,875	1,630,878
Cerence, Inc.*(a)	1,230	48,782
Ceridian HCM Holding, Inc.*(a)	2,870	224,692
Citrix Systems, Inc.	3,280	468,253
Cloudera, Inc.*(a)	11,685	131,690
Cloudflare, Inc., Class A*	1,230	51,193
CommVault Systems, Inc.*	1,435	63,255
Cornerstone OnDemand, Inc.*(a)	1,025	36,398
Coupa Software, Inc.*	1,845	565,400
Crowdstrike Holdings, Inc., Class A*	615	69,618
Datadog, Inc., Class A*(a)	1,025	96,206
DocuSign, Inc.*	3,485	755,653
Dropbox, Inc., Class A*	7,380	167,895
Dynatrace, Inc.*	3,075	128,627
Ebix, Inc.(a)	4,510	99,468
Elastic NV*	1,025	98,595
Envestnet, Inc.*(a)	1,845	149,814
Everbridge, Inc.*(a)	1,230	175,644
Fair Isaac Corp.*	820	360,136
FireEye, Inc.*(a)	1,845	27,860
Five9, Inc.*	2,050	247,681
Fortinet, Inc.*	3,895	538,679
Guidewire Software, Inc.*(a)	2,050	241,203
HubSpot, Inc.*(a)	1,230	288,570
Intuit, Inc.	6,970	2,135,399
J2 Global, Inc.*(a)	1,640	93,021
LivePerson, Inc.*(a)	2,665	114,542
LogMeIn, Inc.	1,845	158,319
Manhattan Associates, Inc.*(a)	2,050	196,369
Microsoft Corp.	202,335	41,480,698
MicroStrategy, Inc., Class A*	205	25,404
Mimecast Ltd.*(a)	1,845	86,586
Model N, Inc.*(a)	1,025	39,421
New Relic, Inc.*	1,640	116,292
NortonLifeLock, Inc.	12,710	272,630
Nuance Communications, Inc.*	9,430	257,911
Nutanix, Inc., Class A*(a)	3,280	72,783
OneSpan, Inc.*(a)	2,050	63,837
Oracle Corp.	56,580	3,137,361
Palo Alto Networks, Inc.*	2,665	682,027
Paycom Software, Inc.*	1,435	408,071
Paylocity Holding Corp.*	1,230	163,836
Pegasystems, Inc.(a)	1,025	119,812
Pluralsight, Inc., Class A*(a)	3,075	65,098
Progress Software Corp.	1,640	57,170
Proofpoint, Inc.*(a)	1,640	189,699
PROS Holdings, Inc.*(a)	1,435	46,824
PTC, Inc.*(a)	2,870	245,557
Q2 Holdings, Inc.*(a)	820	77,121
QAD, Inc., Class A	205	8,100
Qualys, Inc.*(a)	1,025	126,567
Rapid7, Inc.*(a)	1,435	85,483
RealPage, Inc.*(a)	2,255	142,088
RingCentral, Inc., Class A*(a)	2,050	595,053

Investments	Shares	Value ($)
SailPoint Technologies Holding, Inc.*(a)	3,075	96,862
salesforce.com, Inc.*	24,190	4,713,422
ServiceNow, Inc.*	5,125	2,250,900
Slack Technologies, Inc., Class A*(a)	1,230	36,346
Smartsheet, Inc., Class A*(a)	3,075	146,800
SolarWinds Corp.*	1,845	33,874
Splunk, Inc.*(a)	4,305	903,275
SPS Commerce, Inc.*	1,025	77,049
SS&C Technologies Holdings, Inc.	6,150	353,625
SVMK, Inc.*(a)	3,280	78,654
Synopsys, Inc.*	4,305	857,642
Tenable Holdings, Inc.*	1,640	55,645
Teradata Corp.*(a)	3,895	81,795
Trade Desk, Inc. (The), Class A*(a)	1,230	555,124
Tyler Technologies, Inc.*(a)	1,025	366,181
Upland Software, Inc.*(a)	820	28,224
Varonis Systems, Inc.*(a)	1,025	111,059
Verint Systems, Inc.*	2,255	101,227
VMware, Inc., Class A*	2,050	287,431
Workday, Inc., Class A*	4,510	815,949
Workiva, Inc.*(a)	1,435	80,216
Xperi Holding Corp.	30,955	570,810
Yext, Inc.*(a)	3,485	58,618
Zendesk, Inc.*	3,280	298,972
Zoom Video Communications, Inc., Class A*	820	208,206
Zscaler, Inc.*	1,845	239,573
Zuora, Inc., Class A*	2,665	31,021

		82,241,367

Specialty Retail - 2.7%
Aaron’s, Inc.(a)	19,475	1,016,206
Abercrombie & Fitch Co., Class A(a)	1,640	15,793
Advance Auto Parts, Inc.	2,050	307,787
American Eagle Outfitters, Inc.(a)	42,845	428,450
America’s Car-Mart, Inc.*	205	19,508
Asbury Automotive Group, Inc.*	5,945	595,392
AutoNation, Inc.*	16,195	831,451
AutoZone, Inc.*	615	742,563
Bed Bath & Beyond, Inc.(a)	32,800	354,896
Best Buy Co., Inc.	9,430	939,134
Boot Barn Holdings, Inc.*(a)	615	11,906
Buckle, Inc. (The)(a)	5,330	85,440
Burlington Stores, Inc.*	1,845	346,860
Caleres, Inc.(a)	19,065	120,300
Camping World Holdings, Inc., Class A	7,995	292,777
CarMax, Inc.*(a)	5,945	576,487
Carvana Co.*(a)	1,640	254,118
Children’s Place, Inc. (The)(a)	5,740	140,113
Designer Brands, Inc., Class A(a)	24,395	144,174
Dick’s Sporting Goods, Inc.	19,680	897,802
Five Below, Inc.*(a)	1,230	133,959
Floor & Decor Holdings, Inc., Class A*	2,255	148,605
Foot Locker, Inc.	29,930	879,643

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Gap, Inc. (The)(a)	63,960	855,145
Group 1 Automotive, Inc.(a)	4,510	378,930
Guess?, Inc.(a)	5,740	59,352
Home Depot, Inc. (The)	28,700	7,619,563
L Brands, Inc.(a)	68,470	1,671,353
Lithia Motors, Inc., Class A(a)	6,970	1,597,176
Lowe’s Cos., Inc.	20,500	3,052,655
MarineMax, Inc.*	6,560	181,974
Michaels Cos., Inc. (The)*(a)	29,930	214,897
Monro, Inc.(a)	1,025	57,708
Murphy USA, Inc.*(a)	1,025	135,720
National Vision Holdings, Inc.*(a)	2,665	85,253
ODP Corp. (The)(a)	13,738	303,198
O’Reilly Automotive, Inc.*	2,050	978,629
Penske Automotive Group, Inc.(a)	8,815	395,088
Rent-A-Center, Inc.	14,555	420,931
RH*(a)	615	176,769
Ross Stores, Inc.	9,020	808,823
Sally Beauty Holdings, Inc.*(a)	30,340	352,247
Shoe Carnival, Inc.	1,640	40,262
Signet Jewelers Ltd.(a)	20,910	224,573
Sleep Number Corp.*(a)	7,995	371,768
Sonic Automotive, Inc., Class A(a)	7,585	289,140
Sportsman’s Warehouse Holdings, Inc.*(a)	12,505	201,205
Tiffany & Co.	3,075	385,482
TJX Cos., Inc. (The)	32,800	1,705,272
Tractor Supply Co.	3,280	468,187
Ulta Beauty, Inc.*	1,435	276,941
Urban Outfitters, Inc.*(a)	18,655	308,554
Williams-Sonoma, Inc.	2,665	232,175
Zumiez, Inc.*(a)	6,355	146,801

		33,279,135
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	108,650	46,180,596
Dell Technologies, Inc., Class C*	5,125	306,629
Diebold Nixdorf, Inc.*(a)	24,190	168,604
Hewlett Packard Enterprise Co.	51,455	507,861
HP, Inc.	59,450	1,045,131
NCR Corp.*	39,565	729,183
NetApp, Inc.	7,585	336,016
Pure Storage, Inc., Class A*	7,790	139,129
Seagate Technology plc	9,840	444,965
Super Micro Computer, Inc.*(a)	11,685	354,114
Western Digital Corp.	10,660	459,446
Xerox Holdings Corp.	59,450	989,842

		51,661,516
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd.*	49,200	737,016
Carter’s, Inc.(a)	820	64,550
Columbia Sportswear Co.(a)	820	62,189
Crocs, Inc.*(a)	2,255	81,045
Deckers Outdoor Corp.*(a)	1,025	214,481
G-III Apparel Group Ltd.*(a)	17,220	170,306
Hanesbrands, Inc.(a)	101,885	1,439,635
Kontoor Brands, Inc.(a)	17,425	333,863
Lululemon Athletica, Inc.*	3,075	1,001,189
NIKE, Inc., Class B	33,620	3,281,648

Investments	Shares	Value ($)
PVH Corp.(a)	22,755	1,107,258
Ralph Lauren Corp.(a)	13,940	993,922
Skechers USA, Inc., Class A*	5,330	156,062
Steven Madden Ltd.(a)	2,665	56,445
Tapestry, Inc.	88,560	1,183,162
Under Armour, Inc., Class C*(a)	9,020	85,600
VF Corp.	9,225	556,821
Wolverine World Wide, Inc.(a)	22,550	542,102

		12,067,294
Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc.*(a)	13,325	298,613
Capitol Federal Financial, Inc.	4,715	45,500
Essent Group Ltd.	32,390	1,160,534
Federal Agricultural Mortgage Corp., Class C	3,075	182,993
Flagstar Bancorp, Inc.	8,815	276,615
HomeStreet, Inc.	820	21,681
Meridian Bancorp, Inc.	5,330	60,789
Meta Financial Group, Inc.(a)	12,915	240,994
MGIC Investment Corp.	108,240	895,145
Mr Cooper Group, Inc.*(a)	22,755	371,589
New York Community Bancorp, Inc.	136,530	1,437,661
NMI Holdings, Inc., Class A*	22,550	349,976
Northfield Bancorp, Inc.	1,435	13,790
PennyMac Financial Services, Inc.(a)	12,915	623,278
Premier Financial Corp.	12,095	213,839
Provident Financial Services, Inc.(a)	22,755	310,606
Radian Group, Inc.	59,450	886,994
TFS Financial Corp.	2,050	29,684
TrustCo Bank Corp.(a)	4,305	24,926
Walker & Dunlop, Inc.(a)	9,020	454,698
Washington Federal, Inc.	2,665	62,201
WSFS Financial Corp.	13,530	386,011

		8,348,117

Tobacco - 0.7%
Altria Group, Inc.	72,775	2,994,691
Philip Morris International, Inc.	61,295	4,708,069
Turning Point Brands, Inc.(a)	205	6,740
Universal Corp.	6,150	259,284
Vector Group Ltd.(a)	33,825	298,337

		8,267,121
Trading Companies & Distributors - 0.9%
Air Lease Corp.(a)	33,825	886,891
Applied Industrial Technologies, Inc.	11,070	698,738
Beacon Roofing Supply, Inc.*(a)	19,065	594,065
BMC Stock Holdings, Inc.*(a)	18,245	467,072
Fastenal Co.	16,195	761,813
Foundation Building Materials, Inc.*(a)	5,535	75,996
GATX Corp.(a)	11,070	675,159
GMS, Inc.*	10,660	249,764
H&E Equipment Services, Inc.	12,710	223,569
HD Supply Holdings, Inc.*	48,175	1,690,943
Herc Holdings, Inc.*(a)	9,430	316,282

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
MRC Global, Inc.*	34,645	206,138
MSC Industrial Direct Co., Inc., Class A	13,120	866,051
NOW, Inc.*	26,855	211,617
Rush Enterprises, Inc., Class A	2,050	97,539
SiteOne Landscape Supply, Inc.*(a)	1,435	183,723
Systemax, Inc.	410	9,188
Triton International Ltd.	13,940	438,692
United Rentals, Inc.*(a)	3,075	477,763
Univar Solutions, Inc.*(a)	39,155	691,869
Watsco, Inc.(a)	820	193,577
WESCO International, Inc.*	14,311	556,269
WW Grainger, Inc.	1,230	420,082

		10,992,800

Transportation Infrastructure - 0.0%(d)
Macquarie Infrastructure Corp.	410	12,284

Water Utilities - 0.1%
American States Water Co.(a)	1,230	94,562
American Water Works Co., Inc.	4,920	724,568
California Water Service Group	1,640	76,867
Essential Utilities, Inc.	5,330	241,716
Middlesex Water Co.	615	39,397
SJW Group	1,025	64,021
York Water Co. (The)	615	28,481

		1,269,612

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*(a)	1,640	23,698
Shenandoah Telecommunications Co.	1,640	82,443
T-Mobile US, Inc.*	23,522	2,525,792
United States Cellular Corp.*	2,870	85,153

		2,717,086

TOTAL COMMON STOCKS (Cost $855,257,155)		1,205,163,432

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)
Biotechnology - 0.0%(d)
Achillion Pharmaceuticals, Inc., CVR*‡(e)	44,344	25,720

Media - 0.0%(d)
Media General, Inc., CVR*‡(e)	22,261	2,226

TOTAL RIGHTS (Cost $–)		27,946

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $–)	4,266	23,890

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 11.0%

CERTIFICATES OF DEPOSIT - 3.2%
Agricultural Bank of China Ltd., New York Branch 0.61%, 10/19/2020	4,000,000	4,001,556
Bank of Montreal, Chicago (US Federal Funds Effective Rate (continuous series) + 0.35%), 0.45%, 8/6/2020(g)	4,000,000	4,000,000
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.08%), 0.35%, 7/21/2021(g)	4,000,000	4,000,316
China Construction Bank Corp., New York 0.65%, 10/14/2020	4,000,000	4,000,040
Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.08%), 0.35%, 7/30/2021(g)	5,000,000	5,000,000
Industrial & Commercial Bank of China Ltd., New York Branch 0.55%, 9/15/2020	5,000,000	5,000,000
MUFG Bank Ltd., New York Branch 1.85%, 10/15/2020	4,000,000	4,014,400
Sumitomo Mitsui Trust Bank Ltd., New York (ICE LIBOR USD 3 Month + 0.09%), 0.40%, 12/11/2020(g)	5,000,000	5,000,650
Svenska Handelsbanken, New York (ICE LIBOR USD 1 Month + 0.08%), 0.62%, 11/30/2020(g)	4,000,000	3,999,160

TOTAL CERTIFICATES OF DEPOSIT (Cost $38,995,881)		39,016,122

COMMERCIAL PAPER - 0.4%
Bank of China, Hong Kong Branch 0.55%, 8/19/2020 (Cost $4,998,778)	5,000,000	4,998,778

REPURCHASE AGREEMENTS - 7.4%
BofA Securities, Inc., 0.54%, dated 7/31/2020, due 11/2/2020, repurchase price $6,008,460, collateralized by various Common Stocks; total market value $6,563,250	6,000,000	6,000,000
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $37,113,495, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $37,756,366	37,113,278	37,113,278

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
NBC Global Finance Ltd., 0.24%, dated 7/31/2020, due 8/3/2020, repurchase price $12,600,252, collateralized by various Common Stocks; total market value $14,098,401	12,600,000	12,600,000
Societe Generale, 0.22%, dated 7/31/2020, due 8/3/2020, repurchase price $35,000,642, collateralized by various Common Stocks; total market value $38,760,085	35,000,000	35,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $90,713,278)		90,713,278

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $134,707,937)		134,728,178

Total Investments - 109.7% (Cost $989,965,092)		1,339,943,446
Liabilities in excess of other assets - (9.7%)		(118,692,764)

Net Assets - 100.0%		1,221,250,682

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $159,461,490, collateralized in the form of cash with a value of $134,733,467 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $28,686,537 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 15, 2020 – November 15, 2049 and $2,597,688 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 15, 2020 – May 25, 2048; a total value of $166,017,692.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Amount represents less than one share.
(d)	Represents less than 0.05% of net assets.
(e)

Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $27,946, which represents approximately 0.00% of net assets of the Fund.

(f)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $134,728,178.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2020.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended July 31, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares July 31, 2020	Value July 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$796,044	$173,813	$173,530	7,790	$610,346	$(205,089)	$15,569	$19,108

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	45	09/18/2020	USD	$3,325,050	$179,773
S&P 500 E-Mini Index	66	09/18/2020	USD	10,769,550	683,030
S&P Midcap 400 E-Mini Index	14	09/18/2020	USD	2,604,700	146,839

					$1,009,642

Abbreviations:

USD	— US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.6%

Aerospace & Defense - 0.7%
Airbus SE*	18,250	1,338,215
BAE Systems plc	49,900	321,050
Bombardier, Inc., Class B*(a)	1,032,550	358,444
CAE, Inc.	4,836	72,170
Dassault Aviation SA*(a)	55	45,851
Elbit Systems Ltd.	412	57,884
Leonardo SpA	12,428	79,506
LISI*	9,800	220,877
Meggitt plc	22,412	79,070
MTU Aero Engines AG	900	156,285
QinetiQ Group plc	2,288	9,183
Rolls-Royce Holdings plc*(a)	30,836	93,734
Saab AB, Class B*	2,493	80,145
Safran SA*	5,800	613,424
Singapore Technologies Engineering Ltd.	17,900	42,684
Thales SA	2,300	166,884
Ultra Electronics Holdings plc	1,661	51,929

		3,787,335

Air Freight & Logistics - 0.7%
bpost SA	40,850	265,678
Cia de Distribucion Integral Logista Holdings SA	2,159	40,185
Deutsche Post AG (Registered)	29,450	1,193,092
DSV Panalpina A/S	3,637	500,628
Freightways Ltd.	12,987	60,646
ID Logistics Group*	81	17,720
Kerry Logistics Network Ltd.	40,500	66,366
Kintetsu World Express, Inc.	16,900	287,394
Konoike Transport Co. Ltd.	10,800	103,577
Mainfreight Ltd.	3,192	99,726
PostNL NV	236,611	576,652
Royal Mail plc(a)	37,485	79,161
SG Holdings Co. Ltd.	2,400	87,846
Yamato Holdings Co. Ltd.	6,600	168,230

		3,546,901

Airlines - 0.3%
Air Canada*(a)	7,592	85,640
Air France-KLM*(a)	9,516	39,260
Air New Zealand Ltd.(a)	248,900	222,178
ANA Holdings, Inc.*(a)	4,500	92,486
Dart Group plc	62,750	532,453
Deutsche Lufthansa AG (Registered)*	10,660	94,264
easyJet plc	10,440	67,581
Exchange Income Corp.(a)	17,205	341,788
Finnair OYJ*	34,268	19,361
Japan Airlines Co. Ltd.	500	8,094
Qantas Airways Ltd.	35,730	82,765
Singapore Airlines Ltd.	29,999	74,817
Wizz Air Holdings plc*(b)	728	30,729

		1,691,416

Investments	Shares	Value ($)
Auto Components - 1.7%
Aisin Seiki Co. Ltd.	6,300	179,949
ARB Corp. Ltd.(a)	997	13,728
Bridgestone Corp.	17,500	512,106
CIE Automotive SA	3,217	51,317
Cie Generale des Etablissements Michelin SCA	5,200	543,203
Cie Plastic Omnium SA	720	14,533
Continental AG	3,100	302,644
Denso Corp.	13,700	501,197
Dometic Group AB*(c)	5,962	58,066
Exedy Corp.	15,000	183,723
Faurecia SE*	3,500	136,124
FCC Co. Ltd.	20,000	307,576
Freni Brembo SpA*(a)	3,647	32,948
Futaba Industrial Co. Ltd.	25,600	99,030
Gestamp Automocion SA(b)	74,450	179,596
G-Tekt Corp.	16,900	139,541
GUD Holdings Ltd.	4,852	39,111
Hella GmbH & Co. KGaA	2,652	115,969
HI-LEX Corp.	15,000	155,632
Ichikoh Industries Ltd.	17,400	73,398
Johnson Electric Holdings Ltd.(a)	200,000	367,991
JTEKT Corp.	2,300	15,227
Keihin Corp.	4,000	95,413
Koito Manufacturing Co. Ltd.	3,200	124,846
KYB Corp.*(a)	3,300	53,497
Linamar Corp.	23,994	716,506
Magna International, Inc.	8,600	397,481
Musashi Seimitsu Industry Co. Ltd.	15,000	110,801
NGK Spark Plug Co. Ltd.(a)	7,400	98,615
NHK Spring Co. Ltd.(a)	17,000	94,382
Nifco, Inc.	2,400	53,525
Nippon Seiki Co. Ltd.	20,100	225,467
NOK Corp.	200	2,160
Nokian Renkaat OYJ	4,930	118,693
Pacific Industrial Co. Ltd.(a)	22,300	162,826
Piolax, Inc.	15,000	206,280
Pirelli & C SpA*(b)	1,748	6,951
Schaeffler AG (Preference)	76,550	567,563
Showa Corp.	400	8,421
Stanley Electric Co. Ltd.	3,800	90,427
Sumitomo Electric Industries Ltd.	20,000	220,562
Sumitomo Riko Co. Ltd.	8,000	37,378
Sumitomo Rubber Industries Ltd.	9,300	77,053
TI Fluid Systems plc(b)	111,350	254,296
Tokai Rika Co. Ltd.	2,400	29,759
Topre Corp.	20,000	192,188
Toyo Tire Corp.(a)	4,600	61,084
Toyoda Gosei Co. Ltd.	2,000	38,665
Toyota Boshoku Corp.	2,700	31,359
Toyota Industries Corp.	6,400	323,238
TPR Co. Ltd.	11,100	133,960
TS Tech Co. Ltd.	2,400	60,539

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Unipres Corp.	20,000	148,302
Valeo SA	6,350	163,243
Yokohama Rubber Co. Ltd. (The)	8,000	101,542

		9,029,631

Automobiles - 2.2%
Bayerische Motoren Werke AG	9,375	606,401
Bayerische Motoren Werke AG (Preference)	2,092	107,758
Daimler AG (Registered)	24,600	1,087,947
Ferrari NV	2,100	375,840
Fiat Chrysler Automobiles NV*	32,000	326,181
Honda Motor Co. Ltd.	54,400	1,298,644
Isuzu Motors Ltd.	23,400	190,223
Mazda Motor Corp.	19,100	106,763
Mitsubishi Motors Corp.(a)	9,700	18,899
Nissan Motor Co. Ltd.(a)	65,400	223,299
Peugeot SA*	15,627	252,053
Porsche Automobil Holding SE (Preference)*	5,750	326,982
Renault SA*(a)	6,550	155,334
Subaru Corp.	20,400	384,827
Suzuki Motor Corp.	15,000	492,575
Toyota Motor Corp.	76,900	4,521,775
Trigano SA(a)	3,850	440,694
Volkswagen AG	1,259	197,560
Volkswagen AG (Preference)	5,500	812,969
Yamaha Motor Co. Ltd.	12,300	178,573

		12,105,297

Banks - 10.2%
77 Bank Ltd. (The)	40,000	535,704
ABN AMRO Bank NV, CVA(b)	13,104	108,840
AIB Group plc*	45,372	56,711
Aktia Bank OYJ	22,650	232,482
Aozora Bank Ltd.	5,300	84,565
Australia & New Zealand Banking Group Ltd.	88,898	1,145,007
Awa Bank Ltd. (The)(a)	20,000	425,991
Banca Monte dei Paschi di Siena SpA*(a)	15,756	28,525
Banca Popolare di Sondrio SCPA*(a)	241,827	536,462
Banco Bilbao Vizcaya Argentaria SA	201,900	629,575
Banco BPM SpA	717,650	1,078,597
Banco Comercial Portugues SA, Class R*	3,797,100	440,925
Banco de Sabadell SA	116,077	39,668
Banco Espirito Santo SA (Registered)*‡(d)	48,647	—
Banco Santander SA	516,600	1,104,837
Bank Hapoalim BM	43,850	260,993
Bank Leumi Le-Israel BM	37,850	189,570
Bank of East Asia Ltd. (The)	36,467	83,001
Bank of Georgia Group plc*	19,924	203,187
Bank of Ireland Group plc*	435,150	900,489
Bank of Kyoto Ltd. (The)(a)	2,600	95,044
Bank of Montreal(a)	19,650	1,074,992
Bank of Nagoya Ltd. (The)(a)	10,000	207,793

Investments	Shares	Value ($)
Bank of Nova Scotia (The)	34,450	1,414,778
Bank of Okinawa Ltd. (The)(a)	2,340	64,005
Bank of Queensland Ltd.(a)	27,437	117,075
Bank of the Ryukyus Ltd.	25,000	205,949
Bankia SA	53,716	68,029
Bankinter SA	21,280	110,267
Banque Cantonale de Geneve	480	93,657
Banque Cantonale Vaudoise (Registered)(a)	701	73,745
Barclays plc	489,448	645,998
BAWAG Group AG(b)	3,120	114,224
Bendigo & Adelaide Bank Ltd.	9,158	45,185
BNP Paribas SA*	33,900	1,367,559
BPER Banca*(a)	181,600	457,830
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	3,300	257,939
CaixaBank SA	132,200	284,514
Canadian Imperial Bank of Commerce	13,950	965,721
Canadian Western Bank(a)	43,600	742,128
Chiba Bank Ltd. (The)	17,400	79,323
Close Brothers Group plc(a)	8,112	116,691
comdirect bank AG*	4,033	65,717
Commerzbank AG*	31,640	162,715
Commonwealth Bank of Australia	31,500	1,608,424
Concordia Financial Group Ltd.	41,521	122,132
Credit Agricole SA*	44,700	429,522
Credito Emiliano SpA*	26,400	135,174
Dah Sing Banking Group Ltd.	141,840	128,110
Dah Sing Financial Holdings Ltd.	100,000	276,122
Daishi Hokuetsu Financial Group, Inc.(a)	25,000	456,588
Danske Bank A/S*	17,700	285,509
DBS Group Holdings Ltd.	55,029	793,352
DNB ASA	26,850	409,751
Ehime Bank Ltd. (The)	15,000	159,463
Erste Group Bank AG	7,850	175,442
FIBI Holdings Ltd.	3,458	86,068
FinecoBank Banca Fineco SpA*	6,110	88,688
Fukuoka Financial Group, Inc.	7,800	112,946
Graubuendner Kantonalbank	7	11,196
Gunma Bank Ltd. (The)(a)	21,800	68,247
Hachijuni Bank Ltd. (The)	20,800	76,724
Hang Seng Bank Ltd.(a)	15,000	235,929
Hiroshima Bank Ltd. (The)(a)	14,900	67,926
Hokkoku Bank Ltd. (The)	13,500	351,641
Hokuhoku Financial Group, Inc.	59,000	491,062
HSBC Holdings plc	611,500	2,746,476
Hyakugo Bank Ltd. (The)	140,000	411,804
Hyakujushi Bank Ltd. (The)(a)	15,000	240,045
ING Groep NV	123,950	864,182
Intesa Sanpaolo SpA*	484,100	977,284
Israel Discount Bank Ltd., Class A	45,068	136,837
Juroku Bank Ltd. (The)(a)	16,800	285,694
Jyske Bank A/S (Registered)*	28,600	916,304
KBC Group NV	10,100	577,098
Keiyo Bank Ltd. (The)	47,300	212,499
Kiyo Bank Ltd. (The)	32,200	453,169

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kyushu Financial Group, Inc.	7,600	30,837
Laurentian Bank of Canada(a)	18,950	375,605
Liberbank SA*	1,037,650	199,268
Lloyds Banking Group plc	2,040,500	703,953
Luzerner Kantonalbank AG (Registered)*(a)	204	84,766
Mebuki Financial Group, Inc.	42,210	93,419
Mediobanca Banca di Credito Finanziario SpA(a)	16,800	134,652
Mitsubishi UFJ Financial Group, Inc.	367,900	1,368,186
Mizrahi Tefahot Bank Ltd.	1,889	38,988
Mizuho Financial Group, Inc.	780,100	941,462
Musashino Bank Ltd. (The)(a)	18,100	242,577
Nanto Bank Ltd. (The)(a)	15,046	269,670
National Australia Bank Ltd.	91,950	1,164,535
National Bank of Canada	9,400	443,789
Natwest Group plc	134,100	186,567
NIBC Holding NV(b)	13,604	117,594
Nishi-Nippon Financial Holdings, Inc.(a)	60,000	372,836
Nordea Bank Abp	94,300	730,225
North Pacific Bank Ltd.	175,000	332,687
Ogaki Kyoritsu Bank Ltd. (The)(a)	1,200	23,369
Oversea-Chinese Banking Corp. Ltd.	60,072	374,985
Raiffeisen Bank International AG*	6,850	117,857
Resona Holdings, Inc.	70,000	227,618
Ringkjoebing Landbobank A/S	1,100	81,994
Royal Bank of Canada	23,350	1,610,705
San-In Godo Bank Ltd. (The)	60,000	278,634
Sbanken ASA*(b)	35,900	258,608
Senshu Ikeda Holdings, Inc.	90,000	131,089
Seven Bank Ltd.	3,800	9,237
Shiga Bank Ltd. (The)(a)	1,000	21,668
Shinsei Bank Ltd.	5,200	58,428
Shizuoka Bank Ltd. (The)	8,400	54,342
Skandinaviska Enskilda Banken AB, Class A*	39,100	378,482
Skandinaviska Enskilda Banken AB, Class C*(a)	684	6,915
Societe Generale SA*	23,600	362,344
Spar Nord Bank A/S*	39,050	323,007
SpareBank 1 Nord Norge	56,200	387,507
Sparebank 1 Oestlandet	16,800	162,655
SpareBank 1 SMN	52,900	453,902
SpareBank 1 SR-Bank ASA	8,041	63,636
Sparebanken Vest	42,700	294,423
St Galler Kantonalbank AG (Registered)(a)	110	49,819
Standard Chartered plc	89,500	453,194
Sumitomo Mitsui Financial Group, Inc.	40,000	1,059,302
Sumitomo Mitsui Trust Holdings, Inc.	10,000	256,313
Suruga Bank Ltd.	92,600	309,163
Svenska Handelsbanken AB, Class A*	41,600	393,832

Investments	Shares	Value ($)
Svenska Handelsbanken AB, Class B*	908	9,585
Swedbank AB, Class A*	25,050	406,750
Sydbank A/S*	28,900	549,677
TBC Bank Group plc*	21,000	218,295
Toho Bank Ltd. (The)	13,600	28,427
TOMONY Holdings, Inc.	90,000	274,094
Toronto-Dominion Bank (The)	52,900	2,340,711
Unicaja Banco SA*(b)	443,900	246,918
UniCredit SpA*	60,550	552,826
Unione di Banche Italiane SpA*	37,600	158,907
United Overseas Bank Ltd.	37,226	526,371
Valiant Holding AG (Registered)	1,000	93,767
Van Lanschot Kempen NV, CVA	16,850	292,899
Virgin Money UK plc*(a)	599,150	687,772
Walliser Kantonalbank (Registered)(a)	485	56,513
Westpac Banking Corp.	101,650	1,245,832
Yamagata Bank Ltd. (The)	2,200	26,051
Yamaguchi Financial Group, Inc.	13,300	78,117

		55,135,571

Beverages - 1.1%
AG Barr plc	4,785	27,005
Anheuser-Busch InBev SA/NV	15,750	858,956
Asahi Group Holdings Ltd.	8,900	289,905
Britvic plc	7,320	76,716
C&C Group plc	148,200	450,296
Carlsberg A/S, Class B	1,950	287,300
Coca-Cola Amatil Ltd.	11,076	64,975
Coca-Cola Bottlers Japan Holdings, Inc.(a)	3,354	49,963
Coca-Cola European Partners plc	3,961	163,074
Coca-Cola HBC AG, DI	4,000	105,158
Diageo plc	38,000	1,396,999
Fevertree Drinks plc(a)	2,199	63,208
Goldin Financial Holdings Ltd.*	1,060,000	138,138
Heineken Holding NV	1,700	147,452
Heineken NV	3,650	354,958
Ito En Ltd.(a)	800	47,063
Kirin Holdings Co. Ltd.	14,738	283,525
Molson Coors Canada, Inc., Class B	156	5,846
Pernod Ricard SA	3,250	561,096
Primo Water Corp.	5,512	78,226
Remy Cointreau SA(a)	580	93,207
Royal Unibrew A/S*	1,210	122,601
Sapporo Holdings Ltd.(a)	1,800	30,831
Suntory Beverage & Food Ltd.	3,000	112,787
Takara Holdings, Inc.	8,600	73,531
Treasury Wine Estates Ltd.	14,352	111,159

		5,993,975

Biotechnology - 0.6%
Abcam plc	4,545	76,654
Argenx SE*	800	184,848
Aurinia Pharmaceuticals, Inc.*	4,368	61,599
Avita Therapeutics, Inc., CHDI*(a)	2,922	12,720
Bavarian Nordic A/S*	2,132	66,106
BioGaia AB, Class B	1,134	72,756

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Clinuvel Pharmaceuticals Ltd.(a)	1,368	21,623
CSL Ltd.	7,700	1,491,507
Galapagos NV*	1,050	195,680
Genmab A/S*	950	325,633
Genus plc	520	23,205
Grifols SA	4,050	118,291
Grifols SA (Preference), Class B	5,680	108,540
Hansa Biopharma AB*(a)	2,660	76,053
HEALIOS KK*(a)	1,100	15,127
Mesoblast Ltd.*(a)	16,640	45,108
MorphoSys AG*	1,000	127,710
PeptiDream, Inc.*	2,500	100,374
Pharma Mar SA	468	49,281
SanBio Co. Ltd.*(a)	2,200	27,841
Swedish Orphan Biovitrum AB*	6,101	127,896
Vitrolife AB*	1,652	40,053

		3,368,605

Building Products - 0.9%
AGC, Inc.	5,000	139,885
Aica Kogyo Co. Ltd.	1,500	48,307
Assa Abloy AB, Class B	18,100	396,716
Bunka Shutter Co. Ltd.	31,700	208,375
Central Glass Co. Ltd.(a)	20,200	362,618
Cie de Saint-Gobain*	15,900	586,051
Daikin Industries Ltd.	4,800	837,605
dormakaba Holding AG*	20	11,224
Geberit AG (Registered)	550	304,232
GWA Group Ltd.(a)	17,760	36,299
James Halstead plc	4,686	30,260
Kingspan Group plc	3,001	215,582
Lindab International AB	3,680	57,237
LIXIL Group Corp.	4,400	58,511
Munters Group AB*(b)	48	334
Nibe Industrier AB, Class B*	9,610	230,800
Nichias Corp.	800	17,229
Nichiha Corp.	15,000	304,029
Reliance Worldwide Corp. Ltd.	23,739	45,626
ROCKWOOL International A/S, Class A	220	64,617
ROCKWOOL International A/S, Class B	174	56,686
Sanwa Holdings Corp.	9,800	83,605
Schweiter Technologies AG	56	69,069
Sekisui Jushi Corp.	3,600	67,383
Takara Standard Co. Ltd.	2,176	29,122
Takasago Thermal Engineering Co. Ltd.	3,400	44,988
Tarkett SA*	15,588	194,835
TOTO Ltd.	3,900	145,701
Uponor OYJ	7,733	130,032

		4,776,958

Capital Markets - 3.2%
3i Group plc	35,550	415,082
Amundi SA*(b)	1,440	109,490
Anima Holding SpA(b)	132,950	598,669
Ashmore Group plc	9,588	49,129
ASX Ltd.	2,386	141,424
Avanza Bank Holding AB	2,704	52,571

Investments	Shares	Value ($)
Azimut Holding SpA	5,680	107,801
Banca Generali SpA	1,397	41,629
Brederode SA*	80	7,038
Brewin Dolphin Holdings plc	17,746	61,141
Brookfield Asset Management, Inc., Class A	24,100	778,309
Bure Equity AB(a)	22,098	605,020
Burford Capital Ltd.	95,650	674,153
CI Financial Corp.	5,304	72,898
Credit Suisse Group AG (Registered)	69,400	741,070
Daiwa Securities Group, Inc.	50,000	219,427
Deutsche Bank AG (Registered)*	35,800	321,354
Deutsche Boerse AG	3,050	557,584
EFG International AG*	6,000	39,508
EQT AB	6,188	145,076
Euronext NV(b)	1,588	181,960
Fairfax India Holdings Corp.*(b)	48,550	384,516
Flow Traders(b)	2,452	90,464
GAM Holding AG*	11,400	27,895
GMO Financial Holdings, Inc.	15,200	94,021
Haitong International Securities Group Ltd.(a)	900,000	242,703
Hargreaves Lansdown plc(a)	5,061	116,178
Hong Kong Exchanges & Clearing Ltd.	19,658	938,994
IG Group Holdings plc	673	6,501
IGM Financial, Inc.	4,992	122,722
Intermediate Capital Group plc(a)	6,864	121,351
Investec plc(a)	332,700	657,186
IOOF Holdings Ltd.(a)	159,100	520,289
IP Group plc*	486,150	424,318
Jafco Co. Ltd.	15,300	539,038
Japan Exchange Group, Inc.	8,000	189,161
Julius Baer Group Ltd.	6,500	285,809
Jupiter Fund Management plc	10,640	31,673
Leonteq AG	208	8,368
London Stock Exchange Group plc	5,750	640,277
Macquarie Group Ltd.	5,050	447,232
Magellan Financial Group Ltd.	2,640	115,793
Man Group plc	61,623	100,332
Monex Group, Inc.	105,000	226,426
Natixis SA*	22,024	53,519
Ninety One plc*	164,900	471,820
Nomura Holdings, Inc.	93,800	434,445
Okasan Securities Group, Inc.(a)	12,500	35,231
Partners Group Holding AG	350	339,035
Pendal Group Ltd.	6,964	29,066
Perpetual Ltd.(a)	3,971	86,374
Platinum Asset Management Ltd.	16	43
Quilter plc(b)	91,000	174,737
Rathbone Brothers plc	2,584	54,942
Ratos AB, Class B*	91,900	327,496
Rothschild & Co.*	17,850	454,869
Sanne Group plc	9,329	77,139
SBI Holdings, Inc.	10,400	217,089
Schroders plc	960	37,359
Schroders plc (Non-Voting)	2,211	59,635
Singapore Exchange Ltd.	7,600	45,280

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
St James’s Place plc	8,712	107,736
Standard Life Aberdeen plc	36,296	119,287
TMX Group Ltd.	1,487	151,997
Tokai Tokyo Financial Holdings, Inc.	135,000	288,565
TP ICAP plc	18,772	81,700
UBS Group AG (Registered)	110,250	1,296,168
Value Partners Group Ltd.(a)	8,000	4,026
VNV Global AB*(a)	27,800	214,288
Vontobel Holding AG (Registered)	339	24,688
VZ Holding AG	285	22,588

		17,460,702

Chemicals - 3.1%
ADEKA Corp.	4,200	55,613
Air Liquide SA	8,300	1,370,139
Air Water, Inc.	6,000	77,461
Akzo Nobel NV	3,795	357,840
Arkema SA	1,950	202,041
Asahi Kasei Corp.	40,000	284,460
BASF SE	26,100	1,444,709
Borregaard ASA	6,375	84,262
C Uyemura & Co. Ltd.	2,200	129,632
Chr Hansen Holding A/S	1,800	204,901
Chugoku Marine Paints Ltd.	9,500	89,582
CI Takiron Corp.	30,000	189,539
Clariant AG (Registered)(a)	2,836	53,621
Corbion NV	1,352	52,119
Covestro AG(b)	832	32,329
Croda International plc	2,899	218,023
Daicel Corp.	100	664
DIC Corp.	2,899	69,397
Elkem ASA(b)	28,160	53,380
EMS-Chemie Holding AG (Registered)(a)	156	134,873
Evonik Industries AG	4,724	127,755
FUCHS PETROLUB SE	1,606	55,074
FUCHS PETROLUB SE (Preference)	1,182	51,855
Fuso Chemical Co. Ltd.	1,100	42,084
Givaudan SA (Registered)	150	620,149
Hexpol AB*	5,784	38,498
ICL Group Ltd.	29,862	93,828
Incitec Pivot Ltd.	54,091	71,570
Israel Corp. Ltd. (The)*	243	20,856
JCU Corp.	500	14,755
Johnson Matthey plc	3,360	98,740
JSP Corp.	2,300	29,759
JSR Corp.	3,100	66,586
K+S AG (Registered)	9,758	64,779
Kaneka Corp.	4,400	102,790
Kansai Paint Co. Ltd.	5,900	113,279
Kanto Denka Kogyo Co. Ltd.(a)	22,400	173,302
Koninklijke DSM NV(a)	3,284	503,280
Konishi Co. Ltd.	13,700	188,014
Kumiai Chemical Industry Co. Ltd.(a)	8,000	76,951
Kuraray Co. Ltd.	6,700	65,397
Kureha Corp.	10,000	409,534

Investments	Shares	Value ($)
LANXESS AG	2,450	127,473
Lenzing AG*	485	22,625
Lintec Corp.	1,800	41,659
Methanex Corp.(a)	36,050	667,981
Mitsubishi Chemical Holdings Corp.	30,700	164,287
Mitsubishi Gas Chemical Co., Inc.	6,200	97,753
Mitsui Chemicals, Inc.	5,600	106,248
Nihon Parkerizing Co. Ltd.	1,900	18,366
Nippon Kayaku Co. Ltd.	8,100	78,832
Nippon Paint Holdings Co. Ltd.(a)	3,200	217,308
Nippon Shokubai Co. Ltd.(a)	400	19,824
Nippon Soda Co. Ltd.	13,239	337,956
Nissan Chemical Corp.	3,800	198,752
Nitto Denko Corp.	3,300	185,709
NOF Corp.(a)	2,000	74,340
Novozymes A/S, Class B	4,350	260,642
Nufarm Ltd.*(a)	23,520	67,807
Nutrien Ltd.	11,650	379,375
OCI NV*	1,318	15,601
Okamoto Industries, Inc.	600	22,586
Orica Ltd.	4,722	58,551
Osaka Soda Co. Ltd.(a)	10,800	231,363
Sakata INX Corp.	20,400	187,735
Sanyo Chemical Industries Ltd.	8,400	357,912
Shikoku Chemicals Corp.(a)	7,600	77,560
Shin-Etsu Chemical Co. Ltd.	6,000	696,586
Shin-Etsu Polymer Co. Ltd.	15,400	123,660
Showa Denko KK(a)	1,700	34,987
Sika AG (Registered)	2,100	462,845
SOL SpA	3,009	38,250
Solvay SA	1,800	140,609
Sumitomo Bakelite Co. Ltd.	3,000	72,099
Sumitomo Chemical Co. Ltd.	43,000	123,229
Symrise AG	2,250	282,159
Synthomer plc(a)	166,803	634,894
T Hasegawa Co. Ltd.	900	17,952
Taiyo Holdings Co. Ltd.	900	42,391
Taiyo Nippon Sanso Corp.(a)	7,200	112,975
Teijin Ltd.	3,000	43,100
Tenma Corp.(a)	1,100	15,928
Tessenderlo Group SA*	779	23,213
Toagosei Co. Ltd.	5,300	49,877
Tokai Carbon Co. Ltd.	11,000	94,987
Tokuyama Corp.	3,200	74,151
Tokyo Ohka Kogyo Co. Ltd.	700	36,546
Toray Industries, Inc.	45,000	193,271
Tosoh Corp.	13,400	178,954
Toyo Ink SC Holdings Co. Ltd.	1,600	28,752
Toyobo Co. Ltd.	45,000	620,543
Ube Industries Ltd.	3,900	63,186
Umicore SA	3,700	174,747
Victrex plc	2,830	69,607
Wacker Chemie AG	786	71,140
Yara International ASA	3,900	163,365
Zeon Corp.	8,000	76,421

		16,912,089

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Commercial Services & Supplies - 1.1%
Aggreko plc(a)	119,800	605,050
Babcock International Group plc(a)	14,064	53,236
Bell System24 Holdings, Inc.	5,600	90,517
Biffa plc(b)	5,928	15,872
Bilfinger SE	13,750	239,501
Boyd Group Services, Inc.	208	30,371
Brambles Ltd.	29,150	225,355
Bravida Holding AB*(b)	988	10,836
Cleanaway Waste Management Ltd.	56,747	85,055
Coor Service Management Holding AB*(b)	6,692	53,114
Dai Nippon Printing Co. Ltd.	3,900	84,617
Daiseki Co. Ltd.	2,500	53,249
Downer EDI Ltd.(a)	34,706	102,295
Duskin Co. Ltd.(a)	3,700	91,756
Elis SA*	2,812	34,316
Elis SA - XLON*	4,520	55,133
G4S plc	74,776	139,413
HomeServe plc	8,827	153,855
Intrum AB	4,732	111,807
ISS A/S*	3,956	61,036
Kokuyo Co. Ltd.	5,600	58,791
Lassila & Tikanoja OYJ	960	14,735
Loomis AB*	2,271	54,490
Mitsubishi Pencil Co. Ltd.	1,800	19,408
Nippon Kanzai Co. Ltd.(a)	1,300	23,853
Okamura Corp.	46,800	302,764
Park24 Co. Ltd.(a)	2,200	29,547
PayPoint plc	3,648	28,776
Pilot Corp.	500	13,785
Prestige International, Inc.(a)	4,000	31,060
Prosegur Cash SA(b)	178,000	146,708
Prosegur Cia de Seguridad SA	115,150	303,648
Relia, Inc.	2,100	22,126
Rentokil Initial plc	36,600	256,616
Ritchie Bros Auctioneers, Inc.	2,886	133,430
Sato Holdings Corp.	1,100	22,743
Secom Co. Ltd.	4,400	377,910
Securitas AB, Class B*	7,047	105,214
Serco Group plc	57,046	119,347
SmartGroup Corp. Ltd.(a)	62,300	269,858
Societe BIC SA(a)	770	45,663
Sohgo Security Services Co. Ltd.	2,900	136,182
SPIE SA	1,216	19,771
TOMRA Systems ASA	2,590	106,494
Toppan Printing Co. Ltd.	14,600	218,593
Transcontinental, Inc., Class A(a)	38,550	444,354
Waste Connections, Inc.	3,950	403,699

		6,005,949

Communications Equipment - 0.3%
Evertz Technologies Ltd.	1,712	15,938
Gilat Satellite Networks Ltd.*	24,750	137,417
Nokia OYJ	101,050	485,136
Spirent Communications plc	5,928	21,785
Telefonaktiebolaget LM Ericsson, Class A	3,789	47,580
Telefonaktiebolaget LM Ericsson, Class B	45,611	525,802
VTech Holdings Ltd.	75,000	406,925

		1,640,583

Investments	Shares	Value ($)
Construction & Engineering - 2.3%
ACS Actividades de Construccion y Servicios SA	8,777	202,906
Aecon Group, Inc.	294	3,086
AF Gruppen ASA	2,860	55,128
Arcadis NV*(a)	37,335	765,979
Ashtrom Group Ltd.	832	9,831
Badger Daylighting Ltd.(a)	2,812	60,816
Balfour Beatty plc	6,760	21,347
Boskalis Westminster*	218	4,117
Bouygues SA	6,450	228,814
Chiyoda Corp.*(a)	79,000	187,544
Cie d’Entreprises CFE*	282	17,874
CIMIC Group Ltd.	5,661	87,204
COMSYS Holdings Corp.	4,300	126,076
Dai-Dan Co. Ltd.(a)	10,100	248,846
Eiffage SA*	2,000	175,010
Elco Ltd.	4,650	162,232
Elecnor SA	23,750	251,636
Electra Ltd.	103	46,580
Ferrovial SA	5,500	134,888
Fomento de Construcciones y Contratas SA	3,696	31,948
Gold-Finance Holdings Ltd.*‡(b)(d)	89,827	417
Hazama Ando Corp.	15,600	82,921
Hibiya Engineering Ltd.(a)	10,000	167,313
HOCHTIEF AG	442	36,064
JDC Corp.(a)	25,000	125,556
JGC Holdings Corp.	5,400	54,342
John Laing Group plc(b)	312	1,209
Kajima Corp.	13,500	147,602
Kandenko Co. Ltd.	3,000	23,437
Kinden Corp.	2,300	35,611
Kumagai Gumi Co. Ltd.	15,800	359,695
Kyowa Exeo Corp.	3,900	91,626
Kyudenko Corp.	2,100	59,089
Maeda Corp.	8,100	54,853
Maeda Road Construction Co. Ltd.	1,200	21,825
Meisei Industrial Co. Ltd.(a)	15,600	117,594
Mirait Holdings Corp.	6,700	92,012
Monadelphous Group Ltd.(a)	9,080	58,019
Morgan Sindall Group plc	19,950	273,365
NCC AB, Class B	246	4,279
Nichireki Co. Ltd.	10,000	150,288
Nippo Corp.(a)	2,000	52,984
Nippon Densetsu Kogyo Co. Ltd.	1,700	34,392
Nippon Koei Co. Ltd.	5,000	128,015
Nippon Road Co. Ltd. (The)	4,200	294,751
Nishimatsu Construction Co. Ltd.	27,600	508,771
NRW Holdings Ltd.	207,300	272,801
Obayashi Corp.	20,100	178,320
Okumura Corp.	18,000	425,612
Peab AB, Class B*	3,999	37,365

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Penta-Ocean Construction Co. Ltd.(a)	1,500	7,831
Raito Kogyo Co. Ltd.(a)	7,600	105,162
Raiznext Corp.(a)	15,000	168,401
Sacyr SA(a)	171,088	386,415
Sanki Engineering Co. Ltd.	21,600	236,368
Shapir Engineering and Industry Ltd.*	7,497	55,750
Shikun & Binui Ltd.*	10,078	45,588
Shimizu Corp.	20,200	144,436
Shinnihon Corp.(a)	16,000	118,037
SHO-BOND Holdings Co. Ltd.	1,200	51,414
Skanska AB, Class B*	5,096	102,865
SNC-Lavalin Group, Inc.(a)	6,208	98,484
Sumitomo Densetsu Co. Ltd.	10,000	203,159
Sumitomo Mitsui Construction Co. Ltd.	86,640	334,334
Sweco AB, Class B(a)	2,583	148,293
Taihei Dengyo Kaisha Ltd.(a)	10,200	206,354
Taikisha Ltd.	17,000	474,321
Taisei Corp.	8,500	291,024
Takamatsu Construction Group Co. Ltd.	10,100	204,331
Toda Corp.	14,000	89,114
Toenec Corp.	5,000	175,447
Tokyu Construction Co. Ltd.(a)	40,800	189,085
Totetsu Kogyo Co. Ltd.(a)	1,800	42,800
Veidekke ASA*	3,088	41,904
Vinci SA(a)	8,995	774,344
Webuild SpA(a)	129,550	166,827
WSP Global, Inc.	1,210	75,978
YIT OYJ	93,000	543,264
Yokogawa Bridge Holdings Corp.(a)	20,400	356,175
Yurtec Corp.	20,200	115,396

		12,664,891

Construction Materials - 0.6%
Adbri Ltd.(a)	8,796	13,941
Boral Ltd.	35,620	91,706
Breedon Group plc*	45,296	45,183
Brickworks Ltd.(a)	3,147	36,855
Buzzi Unicem SpA	3,145	71,460
Buzzi Unicem SpA (Retirement Savings Plan)	5	64
Cementir Holding NV(a)	32,750	226,552
CRH plc	14,751	535,517
CSR Ltd.	42,536	106,461
Fletcher Building Ltd.(a)	17,649	39,738
HeidelbergCement AG	3,750	209,302
Ibstock plc(b)	9,600	20,021
Imerys SA	1,103	40,590
James Hardie Industries plc, CHDI	7,540	156,650
LafargeHolcim Ltd. (Registered)*	9,188	434,402
Marshalls plc	3,724	29,058
Mitani Sekisan Co. Ltd.	100	5,164
Rhi Magnesita NV(a)	14,600	464,499
Sumitomo Osaka Cement Co. Ltd.	1,700	56,999
Taiheiyo Cement Corp.	5,100	110,219
Vicat SA	7,750	256,603
Wienerberger AG*	3,846	88,548

		3,039,532

Investments	Shares	Value ($)
Consumer Finance - 0.4%
Acom Co. Ltd.	24,400	85,618
AEON Financial Service Co. Ltd.(a)	4,800	36,001
Aiful Corp.*(a)	165,000	333,964
Allied Properties HK Ltd.	778,000	191,734
Cembra Money Bank AG	726	79,567
Credit Corp. Group Ltd.(a)	3,350	45,599
Credit Saison Co. Ltd.	6,200	57,408
Hitachi Capital Corp.	2,300	54,971
Hong Leong Finance Ltd.	125,000	208,744
Isracard Ltd.	88,001	203,251
Jaccs Co. Ltd.	15,000	227,135
Provident Financial plc(a)	122,700	264,112
Resurs Holding AB(a)(b)	64,776	324,030
Sun Hung Kai & Co. Ltd.	105,996	40,893
Zip Co. Ltd.*(a)	14,040	59,909

		2,212,936

Containers & Packaging - 0.3%
BillerudKorsnas AB	2,965	47,490
Cascades, Inc.(a)	31,550	359,663
CCL Industries, Inc., Class B	2,960	98,468
DS Smith plc	31,400	107,647
FP Corp.(a)	600	48,406
Fuji Seal International, Inc.(a)	2,000	35,638
Huhtamaki OYJ*	2,051	91,677
Mayr Melnhof Karton AG	275	42,730
Orora Ltd.	35,495	58,547
Pack Corp. (The)	1,200	29,895
Pact Group Holdings Ltd.*(a)	88,300	132,981
Rengo Co. Ltd.	700	5,263
Smurfit Kappa Group plc	5,850	196,875
Toyo Seikan Group Holdings Ltd.	5,600	61,016
Vidrala SA	1,239	136,695
Winpak Ltd.	74	2,594

		1,455,585

Distributors - 0.1%
Arata Corp.	8,500	403,575
Bapcor Ltd.(a)	25,156	112,934
Doshisha Co. Ltd.	7,000	110,366
Inchcape plc	8,938	50,350
Jardine Cycle & Carriage Ltd.	4,422	64,494
PALTAC Corp.	800	43,280

		784,999

Diversified Consumer Services - 0.1%
AcadeMedia AB(b)	32,550	236,011
Benesse Holdings, Inc.	2,000	51,981
IDP Education Ltd.	2,501	23,855
InvoCare Ltd.(a)	4,344	29,751

		341,598

Diversified Financial Services - 1.0%
Ackermans & van Haaren NV*	454	58,517
Aker ASA, Class A	760	32,028
AMP Ltd.*(a)	89,503	94,034
Banca Farmafactoring SpA(b)	49,450	281,555

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Banca Mediolanum SpA	9,158	68,171
Banque Nationale de Belgique	90	204,868
Cerved Group SpA*	10,505	86,955
Challenger Ltd.(a)	11,680	36,353
ECN Capital Corp.	126,633	446,217
Element Fleet Management Corp.	13,936	116,940
Eurazeo SE*	1,664	87,129
EXOR NV	3,200	180,308
FFP	2,250	175,335
Financial Products Group Co. Ltd.(a)	25,000	111,841
First Pacific Co. Ltd.	800,000	167,222
Fuyo General Lease Co. Ltd.	700	39,327
GRENKE AG	495	37,462
Groupe Bruxelles Lambert SA	1,694	147,673
Groupe Bruxelles Lambert SA - SW(d)	1,176	102,940
HAL Trust(a)	1,142	151,246
Industrivarden AB, Class A*	5,518	136,436
Industrivarden AB, Class C*	250	6,144
Investor AB, Class A	2,092	122,616
Investor AB, Class B	8,381	495,157
Israel Land Development - Urban Renewal Ltd.	7,852	50,427
Japan Securities Finance Co. Ltd.	50,000	220,846
KBC Ancora*	1,377	46,342
Kinnevik AB, Class B	5,450	191,162
L E Lundbergforetagen AB, Class B*	1,348	63,176
M&G plc	63,600	134,061
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,500	90,490
Mizuho Leasing Co. Ltd.	20,138	442,453
Onex Corp.	1,520	67,563
ORIX Corp.	41,500	445,891
Plus500 Ltd.	4,264	66,962
Ricoh Leasing Co. Ltd.	5,000	125,698
Sofina SA	330	92,874
SRH NV*‡(d)	2,857	—
Tokyo Century Corp.	600	33,311
Wendel SE	497	46,575
Zenkoku Hosho Co. Ltd.	1,600	55,386

		5,559,691

Diversified Telecommunication Services - 1.3%
Altice Europe NV*	4,851	23,003
ARTERIA Networks Corp.	1,900	34,521
BCE, Inc.	4,150	173,993
Bezeq The Israeli Telecommunication Corp. Ltd.*	52,780	52,838
BT Group plc	257,100	332,652
Cellnex Telecom SA(b)	4,650	292,637
Chorus Ltd.	13,004	64,623
Deutsche Telekom AG (Registered)	92,050	1,541,848
Elisa OYJ	1,820	108,597
Euskaltel SA(b)	8,683	81,730
Gamma Communications plc	1,701	35,274
HKBN Ltd.	51,500	95,156
HKT Trust & HKT Ltd.	53,400	78,685

Investments	Shares	Value ($)
Iliad SA	646	127,112
Infrastrutture Wireless Italiane SpA(b)	5,179	52,453
Internet Initiative Japan, Inc.	2,300	81,467
Koninklijke KPN NV	70,600	183,165
Masmovil Ibercom SA*	1,672	44,842
Nippon Telegraph & Telephone Corp.	36,000	831,987
NOS SGPS SA	1,360	6,028
Orange SA	56,000	656,373
PCCW Ltd.	127,035	71,629
Proximus SADP	4,056	83,982
Singapore Telecommunications Ltd.	125,000	226,063
Spark New Zealand Ltd.	3,068	10,076
Swisscom AG (Registered)	396	211,473
TalkTalk Telecom Group plc	45,639	41,631
Telecom Italia SpA	290,700	117,151
Telecom Italia SpA (Retirement Savings Plan)	245,340	98,291
Telefonica Deutschland Holding AG	14,053	38,636
Telefonica SA(a)	143,858	603,558
Telekom Austria AG*	1,426	10,758
Telenor ASA	14,250	221,076
Telia Co. AB	56,550	220,407
Telstra Corp. Ltd.	52,988	127,301
TELUS Corp.	11,293	195,846
United Internet AG (Registered)	1,560	70,966
Vocus Group Ltd.*	38,775	80,364

		7,328,192

Electric Utilities - 1.5%
Acciona SA	857	95,057
AusNet Services(a)	46,020	58,746
BKW AG	773	74,861
Chubu Electric Power Co., Inc.	20,000	237,303
Chugoku Electric Power Co., Inc. (The)(a)	4,206	51,237
CK Infrastructure Holdings Ltd.	24,000	125,106
CLP Holdings Ltd.	25,500	241,503
Contact Energy Ltd.	20,140	78,351
EDP - Energias de Portugal SA	34,050	172,532
Electricite de France SA(a)	13,535	136,844
Elia Group SA/NV	794	86,567
Emera, Inc.(a)	3,352	139,510
Endesa SA	5,082	144,467
Enel SpA	238,882	2,183,272
EVN AG	2,240	37,242
Fortis, Inc.	6,900	280,997
Fortum OYJ	11,250	229,080
Genesis Energy Ltd.	13,838	26,825
HK Electric Investments & HK Electric Investments Ltd.(b)	500	517
Hokkaido Electric Power Co., Inc.(a)	97,500	375,319
Hokuriku Electric Power Co.	9,300	59,461
Hydro One Ltd.(a)(b)	1,092	23,267
Iberdrola SA	106,847	1,379,705

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Iberdrola SA, Placement Shares*(d)	2,525	32,605
Kansai Electric Power Co., Inc. (The)	24,100	228,281
Kyushu Electric Power Co., Inc.	15,000	125,414
Mercury NZ Ltd.	17,270	53,726
Okinawa Electric Power Co., Inc. (The)(a)	5,170	80,486
Orsted A/S(b)	3,500	500,663
Power Assets Holdings Ltd.	17,000	94,649
Red Electrica Corp. SA	3,432	67,044
Romande Energie Holding SA (Registered)	21	24,239
Shikoku Electric Power Co., Inc.(a)	8,600	57,751
Spark Infrastructure Group	1,230	1,993
SSE plc	22,748	388,436
Terna Rete Elettrica Nazionale SpA	26,114	194,728
Tohoku Electric Power Co., Inc.	16,200	152,761
Tokyo Electric Power Co. Holdings, Inc.*	31,200	82,626
Trustpower Ltd.	5,123	22,592
Verbund AG(a)	1,385	72,946

		8,418,709

Electrical Equipment - 1.2%
ABB Ltd. (Registered)(a)	32,691	818,263
Ballard Power Systems, Inc.*	1,824	25,913
Fagerhult AB*	31,408	123,743
Fuji Electric Co. Ltd.	4,800	130,294
Fujikura Ltd.	124,700	333,776
Futaba Corp.	3,400	26,723
Huber + Suhner AG (Registered)	867	67,477
ITM Power plc*	10,192	32,239
Legrand SA	5,650	437,480
Mabuchi Motor Co. Ltd.	2,000	59,491
Melrose Industries plc	146,650	164,107
Mitsubishi Electric Corp.	31,900	413,496
NEL ASA*	12,688	26,085
Nexans SA*(a)	13,700	716,051
Nidec Corp.	10,110	800,825
Nissin Electric Co. Ltd.	1,200	11,225
Nitto Kogyo Corp.	1,800	29,078
Nordex SE*	3,040	31,545
OSRAM Licht AG*	2,342	122,934
Prysmian SpA	6,204	158,683
Schneider Electric SE	8,750	1,016,477
Siemens Gamesa Renewable Energy SA	6,044	142,047
Signify NV*(b)	3,848	115,349
Somfy SA	275	33,169
TKH Group NV, CVA	2,194	86,186
Ushio, Inc.(a)	5,900	68,860
Vestas Wind Systems A/S	3,350	431,764

		6,423,280

Electronic Equipment, Instruments & Components - 1.9%
Alps Alpine Co. Ltd.	5,348	66,920
ALSO Holding AG (Registered)*	52	13,604
Amano Corp.	2,600	48,813
Anritsu Corp.(a)	500	11,879
Azbil Corp.	3,000	99,593

Investments	Shares	Value ($)
Barco NV	2,962	58,465
Canon Electronics, Inc.	12,800	175,905
Canon Marketing Japan, Inc.	3,700	69,710
Carel Industries SpA(a)(b)	4,028	76,210
Celestica, Inc.*	56,750	468,574
Citizen Watch Co. Ltd.	9,200	24,886
Comet Holding AG (Registered)	352	54,404
CONEXIO Corp.	12,200	146,543
Daiwabo Holdings Co. Ltd.	10,000	722,595
Datalogic SpA(a)	535	7,547
FIH Mobile Ltd.*(a)	1,370,000	152,022
Fingerprint Cards AB, Class B*	10,108	18,681
FIT Hon Teng Ltd.*(a)(b)	700,000	337,798
Halma plc	9,250	264,423
Hamamatsu Photonics KK	3,400	146,638
Hexagon AB, Class B*	4,350	282,971
Hirose Electric Co. Ltd.	782	81,876
Hitachi Ltd.	30,000	887,544
Horiba Ltd.	800	40,859
Hosiden Corp.	20,000	170,434
Inficon Holding AG (Registered)	110	89,843
Ingenico Group SA*	827	133,145
Iriso Electronics Co. Ltd.	1,200	35,978
Japan Aviation Electronics Industry Ltd.	2,044	25,770
Jenoptik AG	2,585	66,393
Kaga Electronics Co. Ltd.	10,100	191,148
Keyence Corp.	3,200	1,338,352
Kyocera Corp.	5,900	326,110
Lagercrantz Group AB, Class B	1,944	39,529
Landis+Gyr Group AG*	1,102	67,838
LEM Holding SA (Registered)	27	42,324
Macnica Fuji Electronics Holdings, Inc.	25,100	375,325
Murata Manufacturing Co. Ltd.	9,900	618,832
Mycronic AB	3,001	57,110
Nichicon Corp.(a)	7,600	47,513
Nippon Ceramic Co. Ltd.	900	17,288
Nippon Signal Co. Ltd.	26,500	250,638
Nissha Co. Ltd.	20,000	206,186
Nohmi Bosai Ltd.	2,500	48,141
Oki Electric Industry Co. Ltd.	45,000	397,522
Omron Corp.	4,500	320,486
Optex Group Co. Ltd.(a)	1,000	10,224
Renishaw plc	1,617	102,635
Restar Holdings Corp.	15,000	262,887
Shimadzu Corp.	1,800	45,302
Siix Corp.	12,428	96,387
Smart Metering Systems plc	5,165	42,030
Spectris plc	3,026	102,031
Taiyo Yuden Co. Ltd.(a)	2,500	78,502
TDK Corp.	2,900	320,363
Topcon Corp.	2,200	14,253
Venture Corp. Ltd.	4,500	58,740
VSTECS Holdings Ltd.(a)	404,000	238,224
Yokogawa Electric Corp.	1,600	24,258

		10,520,201

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares		Value ($)
Energy Equipment & Services - 0.4%
BW Offshore Ltd.	48,050		165,550
CGG SA*	52,560		44,613
John Wood Group plc	328,150		822,846
Modec, Inc.(a)	10,400		137,808
Ocean Yield ASA	30,348		73,874
Petrofac Ltd.(a)	149,300		274,339
Saipem SpA(a)	8,562		18,148
SBM Offshore NV	5,113		79,416
Subsea 7 SA*	26		195
TechnipFMC plc	13,723		109,488
Tecnicas Reunidas SA*	15,800		197,485
Tenaris SA	6,336		36,952
TGS NOPEC Geophysical Co. ASA(a)	1,140		16,776
Vallourec SA*	—	(e)	4
Worley Ltd.	10,916		64,193

			2,041,687

Entertainment - 0.6%
Akatsuki, Inc.(a)	5,000		174,028
Bollore SA	12,858		43,029
Capcom Co. Ltd.	2,600		101,561
Cineplex, Inc.	6,480		38,701
Cineworld Group plc	470,800		236,047
CTS Eventim AG & Co. KGaA*	1,375		54,501
Daiichikosho Co. Ltd.	1,100		29,599
DeNA Co. Ltd.	4,000		45,058
EVENT Hospitality and Entertainment Ltd.	2,282		12,159
IGG, Inc.(a)	350,000		342,765
Kinepolis Group NV*	1,030		36,783
Koei Tecmo Holdings Co. Ltd.(a)	1,728		66,436
Konami Holdings Corp.	2,200		66,897
Modern Times Group MTG AB, Class B*	416		5,676
Nexon Co. Ltd.	9,600		247,877
Nintendo Co. Ltd.	2,100		922,387
Paradox Interactive AB	952		23,866
Shochiku Co. Ltd.	300		33,709
Square Enix Holdings Co. Ltd.	1,800		96,018
Toei Animation Co. Ltd.	900		45,881
Toho Co. Ltd.	4,100		121,569
Ubisoft Entertainment SA*	1,617		135,339
Vivendi SA	10,700		283,422

			3,163,308

Equity Real Estate Investment Trusts (REITs) - 2.5%
Activia Properties, Inc.	15		49,442
Advance Residence Investment Corp.(a)	18		58,054
Aedifica SA	866		100,356
AEON REIT Investment Corp.(a)	29		28,526
ALE Property Group	9,405		31,970
Allied Properties REIT(a)	1,540		46,114
alstria office REIT-AG	6,756		101,380
Altarea SCA	129		17,756
Argosy Property Ltd.	64,665		54,707
Artis REIT(a)	25,950		152,465
Ascendas REIT	74,680		192,786

Investments	Shares	Value ($)
Ascott Residence Trust	39,264	25,626
Assura plc	57,957	60,094
Aventus Group(a)	162,750	245,104
Befimmo SA	657	29,911
Big Yellow Group plc	7,176	95,975
Boardwalk REIT(a)	9,950	227,524
British Land Co. plc (The)	16,528	79,418
BWP Trust	12,444	34,358
CapitaLand Commercial Trust	15,200	17,846
CapitaLand Mall Trust	26,100	35,972
CapitaLand Retail China Trust	73,733	66,135
Carmila SA	19,900	235,318
CDL Hospitality Trusts	36,800	26,031
Champion REIT(a)	68,000	36,061
Charter Hall Group	5,096	38,446
Charter Hall Long Wale REIT	3,602	11,960
Charter Hall Retail REIT	25,935	59,146
Charter Hall Social Infrastructure REIT	31	54
Choice Properties REIT(a)	3,957	37,458
Cofinimmo SA	507	72,543
Comforia Residential REIT, Inc.(a)	34	106,441
Cominar REIT(a)	41,100	244,851
Covivio	1,449	105,034
Cromwell European REIT(b)	460,000	233,899
Cromwell Property Group(a)	48,403	30,720
Daiwa House REIT Investment Corp.	42	109,121
Daiwa Securities Living Investments Corp.	26	26,312
Derwent London plc	1,508	56,923
Dexus	25,600	156,235
Dream Office REIT(a)	3,966	58,298
ESR-REIT	72,000	20,477
Eurocommercial Properties NV, CVA	21,100	259,987
Far East Hospitality Trust	53,976	19,287
First Capital REIT(a)	4,784	48,501
Fortune REIT	48,000	41,805
Frasers Centrepoint Trust	25,775	44,735
Frasers Hospitality Trust	39,200	12,292
Frasers Logistics & Commercial Trust(b)	4,239	4,173
Frontier Real Estate Investment Corp.(a)	12	33,504
Fukuoka REIT Corp.	26	30,124
Gecina SA	1,150	148,906
Global One Real Estate Investment Corp.	48	43,401
GLP J-REIT	74	122,972
Goodman Group	34,150	414,627
Goodman Property Trust	19,085	28,224
GPT Group (The)(a)	47,050	130,919
Granite REIT(a)	1,072	62,343
Growthpoint Properties Australia Ltd.	19,121	44,018
H&R REIT	65,350	490,308
Hamborner REIT AG	6,058	62,631
Hammerson plc(a)	368,450	310,368

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hankyu Hanshin REIT, Inc.	26	27,935
Heiwa Real Estate REIT, Inc.	87	90,102
Hibernia REIT plc	40,755	54,747
Hoshino Resorts REIT, Inc.	24	92,954
Hulic Reit, Inc.	23	27,170
ICADE	1,235	81,782
Ichigo Office REIT Investment Corp.	40	26,142
Inmobiliaria Colonial Socimi SA	7,185	61,386
InterRent REIT	1,952	19,906
Invincible Investment Corp.	121	27,695
Japan Hotel REIT Investment Corp.	77	27,784
Japan Logistics Fund, Inc.(a)	19	56,966
Japan Prime Realty Investment Corp.	25	65,804
Japan Real Estate Investment Corp.	24	122,576
Japan Retail Fund Investment Corp.	52	62,412
Kenedix Office Investment Corp.	9	49,201
Kenedix Residential Next Investment Corp.(a)	34	62,160
Kenedix Retail REIT Corp.	31	53,802
Keppel DC REIT	47,500	103,223
Keppel Pacific Oak US REIT(b)	295,000	215,350
Keppel REIT	80,733	64,761
Kiwi Property Group Ltd.	3,973	2,832
Klepierre SA	5,108	88,127
Land Securities Group plc	13,636	103,196
LaSalle Logiport REIT	44	80,193
Link REIT	40,775	316,458
LondonMetric Property plc(a)	55,800	169,179
LXI REIT plc(a)(b)	238,500	329,935
Mapletree Commercial Trust	34,368	46,115
Mapletree Industrial Trust	33,416	79,440
Mapletree Logistics Trust	73,207	113,710
Mapletree North Asia Commercial Trust(b)	49,500	30,863
MCUBS MidCity Investment Corp.	43	27,940
Mercialys SA	13,624	102,945
Merlin Properties Socimi SA	10,940	90,426
Mirvac Group	89,850	134,671
Mori Hills REIT Investment Corp.(a)	16	20,747
Mori Trust Hotel Reit, Inc.(a)	150	122,860
National Storage REIT	70,798	91,391
Nippon Accommodations Fund, Inc.(a)	8	51,527
Nippon Building Fund, Inc.	17	95,186
Nippon Prologis REIT, Inc.	41	141,346
NIPPON REIT Investment Corp.	23	69,503
Nomura Real Estate Master Fund, Inc.	107	132,371
Northview Apartment REIT(a)	15,180	397,094
One REIT, Inc.(a)	14	31,832
Orix JREIT, Inc.	49	62,982
OUE Commercial REIT	82,177	22,772
Parkway Life REIT	12,500	32,451
Precinct Properties New Zealand Ltd.	22,735	25,974
Premier Investment Corp.	67	75,219

Investments	Shares	Value ($)
Primary Health Properties plc	6,188	12,491
Property for Industry Ltd.	26,128	42,817
Reit 1 Ltd.	79,250	310,268
Retail Estates NV	4,300	275,085
Safestore Holdings plc	12,195	122,365
Scentre Group	138,650	202,843
Secure Income REIT plc	14,030	48,522
Segro plc	21,700	276,040
Sekisui House Reit, Inc.	55	35,945
Shaftesbury plc	4,480	30,194
Shopping Centres Australasia Property Group	54,215	83,981
Societe Fonciere Lyonnaise SA	516	41,858
SPH REIT	44,800	26,953
Star Asia Investment Corp.(a)	156	62,559
Starhill Global REIT	72,900	24,720
Stockland	65,800	150,531
Summit Industrial Income REIT(a)	28,450	255,933
Sunlight REIT	55,000	25,690
Suntec REIT	112,000	109,444
Tokyu REIT, Inc.(a)	21	26,257
Tritax Big Box REIT plc	47,975	95,332
Unibail-Rodamco-Westfield(a)	3,950	207,947
Unibail-Rodamco-Westfield, CHDI	5	13
UNITE Group plc (The)	9,194	113,310
United Urban Investment Corp.	84	81,752
Vicinity Centres	98,852	92,514
Vital Healthcare Property Trust	44,776	78,148
Warehouses De Pauw CVA, CVA	4,239	136,093
Workspace Group plc	8,954	72,276
WPT Industrial REIT	16,550	223,425

		13,518,421

Food & Staples Retailing - 1.6%
Aeon Co. Ltd.	16,513	388,890
Ain Holdings, Inc.	800	50,998
Alimentation Couche-Tard, Inc.	608	21,143
Alimentation Couche-Tard, Inc., Class B	14,100	490,000
Arcs Co. Ltd.	2,818	65,246
Axfood AB	3,184	71,954
Belc Co. Ltd.	800	57,429
Carrefour SA(a)	12,437	198,541
Casino Guichard Perrachon SA*(a)	2,142	59,777
Cawachi Ltd.	1,000	30,124
Coles Group Ltd.	16,450	214,354
Colruyt SA	1,044	61,183
Cosmos Pharmaceutical Corp.	200	36,565
Create SD Holdings Co. Ltd.	2,000	71,787
Daikokutenbussan Co. Ltd.	400	22,548
Dairy Farm International Holdings Ltd.	7,600	32,528
Distribuidora Internacional de Alimentacion SA*(a)	37,128	4,908
Empire Co. Ltd., Class A	1,666	42,797
FamilyMart Co. Ltd.	3,748	83,588
George Weston Ltd.	1,848	139,576
Heiwado Co. Ltd.	21,200	399,217
ICA Gruppen AB	1,916	94,376

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Inageya Co. Ltd.	2,398	41,256
Itochu-Shokuhin Co. Ltd.	400	18,103
J Sainsbury plc(a)	66,150	162,487
Jeronimo Martins SGPS SA	988	16,701
Kato Sangyo Co. Ltd.	1,400	43,696
Kesko OYJ, Class A	2,248	46,147
Kesko OYJ, Class B	8,916	190,831
Kobe Bussan Co. Ltd.	1,600	98,515
Koninklijke Ahold Delhaize NV	34,100	986,710
Kusuri no Aoki Holdings Co. Ltd.	600	55,897
Loblaw Cos. Ltd.	3,000	155,633
MARR SpA*(a)	1,155	17,236
Matsumotokiyoshi Holdings Co. Ltd.	3,600	119,682
Maxvalu Tokai Co. Ltd.	2,400	54,251
Metcash Ltd.(a)	43,474	84,491
METRO AG	8,528	78,174
Metro, Inc.	5,150	225,916
Nihon Chouzai Co. Ltd.	1,600	23,789
North West Co., Inc. (The)	95	2,113
Olam International Ltd.	35,100	34,043
Qol Holdings Co. Ltd.	1,500	14,641
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	243	14,792
Seven & i Holdings Co. Ltd.	15,300	463,935
Sheng Siong Group Ltd.	51,500	63,845
Shufersal Ltd.	3,578	25,250
Sligro Food Group NV(a)	11,400	179,021
Sonae SGPS SA	342,350	240,468
Sugi Holdings Co. Ltd.	800	57,959
Sundrug Co. Ltd.	1,600	54,630
Tesco plc	158,350	451,208
Tsuruha Holdings, Inc.	900	124,194
United Super Markets Holdings, Inc.	2,000	24,118
Valor Holdings Co. Ltd.	22,800	494,039
Welcia Holdings Co. Ltd.	1,800	165,138
Wm Morrison Supermarkets plc	63,550	155,850
Woolworths Group Ltd.	21,900	607,492
Yokohama Reito Co. Ltd.	25,100	199,414
Zur Rose Group AG*	260	72,167

		8,501,361

Food Products - 2.9%
a2 Milk Co. Ltd.*	8,840	122,722
AAK AB*	5,004	88,589
Agrana Beteiligungs AG	4,821	99,537
Ajinomoto Co., Inc.	8,500	153,069
Ariake Japan Co. Ltd.	800	49,787
Associated British Foods plc	4,888	113,234
Austevoll Seafood ASA	8,913	75,201
Bakkafrost P/F	1,281	77,815
Barry Callebaut AG (Registered)	38	79,325
Bega Cheese Ltd.(a)	7,095	22,642
Bell Food Group AG (Registered)	320	82,313
Bonduelle SCA(a)	9,195	221,811
Calbee, Inc.	3,200	101,542
Chocoladefabriken Lindt & Spruengli AG	43	333,714

Investments	Shares	Value ($)
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	343,410
Costa Group Holdings Ltd.(a)	13,860	29,720
Danone SA	11,014	736,380
DyDo Group Holdings, Inc.(a)	500	20,926
Ebro Foods SA	1,618	36,352
Elders Ltd.	1,508	11,074
Emmi AG (Registered)	41	37,070
First Resources Ltd.	5,100	5,095
Freedom Foods Group Ltd.(a)(d)	4,368	9,429
Fuji Oil Holdings, Inc.	3,400	90,298
Fujicco Co. Ltd.	2,000	38,267
Fujiya Co. Ltd.	400	7,778
Glanbia plc	7,586	92,126
Golden Agri-Resources Ltd.	2,782,000	318,511
GrainCorp Ltd., Class A*(a)	10,837	28,989
Greencore Group plc	27,840	46,735
Grieg Seafood ASA	5,037	51,042
House Foods Group, Inc.	2,400	72,978
Inghams Group Ltd.	24,494	58,319
Itoham Yonekyu Holdings, Inc.	6,500	39,038
Japfa Ltd.	228,820	110,130
J-Oil Mills, Inc.	5,000	187,742
Kagome Co. Ltd.	900	27,282
Kameda Seika Co. Ltd.	900	44,860
Kerry Group plc, Class A	2,550	337,722
Kikkoman Corp.	4,000	185,945
Kotobuki Spirits Co. Ltd.	1,000	29,746
LDC SA(a)	1,968	239,697
Leroy Seafood Group ASA	11,649	67,696
Lotus Bakeries NV	13	43,197
Maple Leaf Foods, Inc.	1,946	42,799
Maruha Nichiro Corp.	19,400	370,826
Mehadrin Ltd.*	1	48
MEIJI Holdings Co. Ltd.	1,600	124,998
Mitsui Sugar Co. Ltd.	8,400	152,539
Morinaga & Co. Ltd.	1,100	39,899
Morinaga Milk Industry Co. Ltd.(a)	1,200	55,840
Mowi ASA	3,640	65,673
Nestle SA (Registered)	50,400	5,989,051
Nichirei Corp.	3,500	99,045
Nippon Flour Mills Co. Ltd.	1,500	23,565
Nippon Suisan Kaisha Ltd.	16,000	66,433
Nisshin Oillio Group Ltd. (The)	16,100	484,995
Nisshin Seifun Group, Inc.	7,090	108,298
Nissin Foods Holdings Co. Ltd.	1,500	134,494
Norway Royal Salmon ASA	2,651	65,991
Orkla ASA	15,676	154,535
Premium Brands Holdings Corp.	1,100	77,702
Riken Vitamin Co. Ltd.	400	8,350
S Foods, Inc.	9,500	226,785
S&B Foods, Inc.	5,000	206,895
Sakata Seed Corp.	2,800	85,406
Salmar ASA*	52	2,472
Saputo, Inc.	4,455	109,022
Savencia SA*	1,950	112,527
Schouw & Co. A/S	1,160	95,398
Showa Sangyo Co. Ltd.(a)	15,000	485,198
Starzen Co. Ltd.	5,000	178,994

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Strauss Group Ltd.	952	27,005
Suedzucker AG	1,979	33,277
Synlait Milk Ltd.*	1,760	8,090
Tate & Lyle plc	3,262	27,880
Toyo Suisan Kaisha Ltd.	2,800	169,488
Vilmorin & Cie SA	1,612	95,309
Viscofan SA	825	60,729
Vitasoy International Holdings Ltd.(a)	16,000	60,798
WH Group Ltd.(b)	175,000	155,577
Wilmar International Ltd.	85,000	286,371
Yakult Honsha Co. Ltd.	1,700	96,633
Yamazaki Baking Co. Ltd.	2,900	48,493

		15,606,283

Gas Utilities - 0.5%
AltaGas Ltd.	11,273	141,218
APA Group	18,550	146,334
Enagas SA	1,976	49,934
Hong Kong & China Gas Co. Ltd.	169,340	242,969
Naturgy Energy Group SA(a)	7,750	144,247
Nippon Gas Co. Ltd.	2,000	93,729
Osaka Gas Co. Ltd.	6,300	115,835
Rubis SCA(a)	2,653	125,361
Saibu Gas Co. Ltd.(a)	3,600	76,474
Shizuoka Gas Co. Ltd.(a)	30,000	239,762
Snam SpA	26,901	143,147
Superior Plus Corp.(a)	85,411	744,118
Toho Gas Co. Ltd.	2,000	86,636
Tokyo Gas Co. Ltd.	7,400	156,112

		2,505,876

Health Care Equipment & Supplies - 1.2%
Alcon, Inc.*	8,900	538,089
Ambu A/S, Class B	3,172	110,742
Ansell Ltd.	52	1,434
Arjo AB, Class B	4,131	25,606
Asahi Intecc Co. Ltd.	3,200	89,223
BioMerieux	825	134,140
Carl Zeiss Meditec AG	715	74,952
Cochlear Ltd.	848	115,681
Coloplast A/S, Class B	1,700	290,411
ConvaTec Group plc(b)	5,396	14,405
CYBERDYNE, Inc.*(a)	4,500	16,684
Demant A/S*	2,796	86,739
DiaSorin SpA	293	57,514
Draegerwerk AG & Co. KGaA (Preference)	585	54,926
Eiken Chemical Co. Ltd.	1,600	28,374
Elekta AB, Class B(a)	6,069	62,217
Fisher & Paykel Healthcare Corp. Ltd.	12,323	295,523
Getinge AB, Class B	3,120	74,860
GN Store Nord A/S	1,976	120,938
Hogy Medical Co. Ltd.	1,200	36,092
Hoya Corp.	5,700	561,752
Koninklijke Philips NV*	16,490	855,830
Mani, Inc.	3,900	99,741
Menicon Co. Ltd.	1,600	78,086
Nagaileben Co. Ltd.	1,500	37,582

Investments	Shares	Value ($)
Nakanishi, Inc.	5,100	80,120
Nanosonics Ltd.*	16,777	74,476
Nihon Kohden Corp.	2,300	79,074
Nipro Corp.	5,200	55,379
Olympus Corp.	24,400	434,668
Paramount Bed Holdings Co. Ltd.	800	34,087
PolyNovo Ltd.*	32,604	51,207
Sartorius AG (Preference)	690	265,502
Sectra AB, Class B*	1,654	113,685
Siemens Healthineers AG(b)	3,505	182,179
Smith & Nephew plc	17,550	349,547
Sonova Holding AG (Registered)*	956	216,064
Straumann Holding AG (Registered)	211	207,776
Sysmex Corp.	2,400	184,568
Terumo Corp.	13,000	488,745
Ypsomed Holding AG (Registered)	81	11,967

		6,690,585

Health Care Providers & Services - 0.6%
AEVIS VICTORIA SA*	2,808	34,726
Alfresa Holdings Corp.	5,500	112,466
Ambea AB*(b)	14,972	92,463
Amplifon SpA*	3,067	104,994
As One Corp.	700	74,416
BML, Inc.	3,300	82,274
Chartwell Retirement Residences(a)	5,472	40,320
EBOS Group Ltd.	1,980	28,754
Evergrande Health Industry Group Ltd.*	40,000	184,511
Fagron	2,504	56,140
Fresenius Medical Care AG & Co. KGaA	3,100	273,538
Fresenius SE & Co. KGaA	10,800	539,830
Galenica AG(b)	132	9,860
Healius Ltd.	27,458	64,194
Japan Lifeline Co. Ltd.	3,000	36,801
Korian SA*	2,092	85,989
Mediclinic International plc	22,600	79,673
Medipal Holdings Corp.	700	12,871
Metlifecare Ltd.	73,800	290,547
NichiiGakkan Co. Ltd.	2,400	34,957
NMC Health plc*(d)	2,074	136
Orpea*	1,076	137,670
Raffles Medical Group Ltd.	4,124	2,631
Ramsay Health Care Ltd.	2,540	112,900
Ryman Healthcare Ltd.	2,860	25,339
Ship Healthcare Holdings, Inc.	900	38,646
Sienna Senior Living, Inc.	2,835	21,757
Sonic Healthcare Ltd.	10,757	247,632
Summerset Group Holdings Ltd.	11,425	59,745
Suzuken Co. Ltd.	3,380	119,721
Toho Holdings Co. Ltd.	4,200	71,423
Town Health International Medical Group Ltd.*‡(a)(d)	398,000	—
UDG Healthcare plc	11,405	106,580
Vital KSK Holdings, Inc.	20,400	196,031

		3,379,535

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Technology - 0.1%
AGFA-Gevaert NV*	58,500	237,275
CompuGroup Medical SE & Co. KGaA	624	54,677
Craneware plc	608	13,087
M3, Inc.	7,400	376,544

		681,583

Hotels, Restaurants & Leisure - 2.0%
Accor SA*(a)	4,750	119,302
Arcland Service Holdings Co. Ltd.(a)	1,400	23,543
Aristocrat Leisure Ltd.	10,150	190,566
Atom Corp.(a)	5,800	40,704
Autogrill SpA*(a)	56,650	269,964
Basic-Fit NV*(b)	1,196	30,902
Betsson AB*	67,496	507,921
Carnival plc	5,876	63,749
Colowide Co. Ltd.(a)	3,500	39,029
Compass Group plc	27,750	382,612
Corporate Travel Management Ltd.	3,366	21,074
Create Restaurants Holdings, Inc.(a)	4,400	21,307
Crown Resorts Ltd.	11,014	70,693
Dalata Hotel Group plc	85,050	261,989
Domino’s Pizza Enterprises Ltd.	1,460	77,397
Domino’s Pizza Group plc	15,345	64,167
Doutor Nichires Holdings Co. Ltd.	2,700	35,905
Evolution Gaming Group AB(b)	2,200	150,559
Flight Centre Travel Group Ltd.	4,910	37,290
Flutter Entertainment plc	1,493	224,762
Flutter Entertainment plc - XDUB(a)	1,009	153,140
Fuji Kyuko Co. Ltd.(a)	1,000	26,492
Galaxy Entertainment Group Ltd.	36,000	245,258
Gamesys Group plc*	2,860	34,947
Genting Hong Kong Ltd.*(a)	1,601,000	102,255
Genting Singapore Ltd.	144,000	77,182
GL Ltd.	188,600	79,770
Great Canadian Gaming Corp.*	2,860	56,752
Greggs plc	1,040	16,312
GVC Holdings plc	14,100	122,993
Hiday Hidaka Corp.	2,191	30,441
HIS Co. Ltd.(a)	15,800	185,302
Hongkong & Shanghai Hotels Ltd. (The)(a)	24,307	19,916
Ichibanya Co. Ltd.	1,000	44,075
InterContinental Hotels Group plc	3,800	175,360
J D Wetherspoon plc	3,795	42,089
Kindred Group plc, SDR	107,800	754,506
Kisoji Co. Ltd.(a)	1,700	33,958
KOMEDA Holdings Co. Ltd.(a)	1,200	18,909
Kyoritsu Maintenance Co. Ltd.(a)	16,600	456,881
Mandarin Oriental International Ltd.	8,000	11,840
McDonald’s Holdings Co. Japan Ltd.	1,100	52,435
Melco International Development Ltd.	21,000	39,614

Investments	Shares	Value ($)
Melia Hotels International SA*	50,900	189,235
MGM China Holdings Ltd.(a)	32,400	40,342
Miramar Hotel & Investment	150,000	240,768
Mitchells & Butlers plc*	98,400	197,599
MOS Food Services, Inc.	2,100	53,806
NagaCorp Ltd.(a)	102,000	108,841
Ohsho Food Service Corp.	1,504	71,409
Oriental Land Co. Ltd.	4,500	539,251
Pandox AB*	5,720	71,958
Playtech plc	158,600	620,741
Plenus Co. Ltd.	1,000	15,294
Rank Group plc	85,332	152,990
Restaurant Brands International, Inc.	4,600	259,791
Restaurant Brands New Zealand Ltd.*	1,154	9,186
Ringer Hut Co. Ltd.(a)	1,700	33,958
Round One Corp.	5,100	30,244
Royal Holdings Co. Ltd.(a)	1,600	22,487
Saizeriya Co. Ltd.	1,800	27,937
Sands China Ltd.	45,200	174,963
Scandic Hotels Group AB(a)(b)	91,898	315,297
Shangri-La Asia Ltd.	32,000	23,122
SJM Holdings Ltd.	76,000	85,608
SkiStar AB	2,828	32,860
Skylark Holdings Co. Ltd.(a)	3,700	51,267
Sodexo SA	988	68,089
SSP Group plc(a)	255,350	689,062
St Marc Holdings Co. Ltd.	6,600	91,013
Star Entertainment Grp Ltd. (The)	38,963	71,253
Tabcorp Holdings Ltd.	39,123	99,883
Tokyo Dome Corp.	7,000	41,710
Toridoll Holdings Corp.(a)	3,200	33,353
TUI AG, DI	13,832	52,303
Whitbread plc	1,820	52,075
William Hill plc	514,300	704,382
Wynn Macau Ltd.(a)	50,400	88,312
Yoshinoya Holdings Co. Ltd.(a)	4,900	83,420
Zensho Holdings Co. Ltd.(a)	3,600	64,761

		10,922,432

Household Durables - 1.4%
Barratt Developments plc	32,950	220,818
Bellway plc	3,680	122,972
Berkeley Group Holdings plc	1,456	85,116
Bonava AB, Class B	39,058	262,651
Breville Group Ltd.	4,514	83,941
Cairn Homes plc	314,200	322,869
Casio Computer Co. Ltd.	3,600	56,930
Countryside Properties plc(b)	13,624	50,676
Crest Nicholson Holdings plc	134,550	330,413
De’ Longhi SpA*	2,352	73,870
Electra Consumer Products 1970 Ltd.	4,888	127,593
Electrolux AB, Series B(a)	7,237	135,777
ES-Con Japan Ltd.	20,400	132,939
Fiskars OYJ Abp	574	8,036
Forbo Holding AG (Registered)	24	37,463
Fujitsu General Ltd.	2,100	51,025

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Haseko Corp.	3,500	41,147
Hunter Douglas NV*	1,352	73,542
Husqvarna AB, Class B	10,433	99,629
Iida Group Holdings Co. Ltd.	5,400	83,148
JM AB	1,842	54,456
Kaufman & Broad SA	416	17,906
Man Wah Holdings Ltd.	54,400	61,769
Nagawa Co. Ltd.	500	35,562
Neinor Homes SA*(a)(b)	18,500	222,263
Nikon Corp.	10,800	74,976
Nobia AB*	60,650	358,950
Panasonic Corp.	75,000	638,419
Persimmon plc	8,450	266,397
Pressance Corp.	19,600	215,965
Redrow plc	8,322	46,705
Rinnai Corp.	100	8,172
Sangetsu Corp.	2,256	30,832
SEB SA(a)	560	92,774
Sekisui Chemical Co. Ltd.	9,100	123,250
Sekisui House Ltd.(a)	18,400	333,786
Sharp Corp.(a)	6,200	60,399
Sony Corp.	21,000	1,604,048
Sumitomo Forestry Co. Ltd.(a)	7,700	86,227
Tamron Co. Ltd.	5,200	82,380
Taylor Wimpey plc	80,750	125,432
Token Corp.(a)	4,700	298,723
TomTom NV*	5,853	46,822
Vistry Group plc	9,579	77,258
Zojirushi Corp.(a)	1,300	17,423

		7,381,449

Household Products - 0.5%
Earth Corp.	600	40,972
Essity AB, Class A*	2,977	98,054
Essity AB, Class B*	8,315	274,347
Henkel AG & Co. KGaA	1,922	167,389
Henkel AG & Co. KGaA (Preference)	2,600	256,413
Lion Corp.	2,400	61,947
Pigeon Corp.	2,400	92,954
PZ Cussons plc(a)	28,228	70,542
Reckitt Benckiser Group plc	13,050	1,319,893
Unicharm Corp.	5,800	261,008

		2,643,519

Independent Power and Renewable Electricity Producers - 0.3%
Boralex, Inc., Class A	2,081	54,282
Capital Power Corp.	1,924	40,692
ContourGlobal plc(b)	81,700	221,969
Drax Group plc	190,950	701,741
EDP Renovaveis SA	26	427
Electric Power Development Co. Ltd.	8,100	109,936
Encavis AG	3,696	58,390
Enlight Renewable Energy Ltd.*	32,188	54,948
ERG SpA	2,090	50,862
Innergex Renewable Energy, Inc.	559	9,594
Meridian Energy Ltd.	28,875	93,482
Northland Power, Inc.	2,116	57,975

Investments	Shares	Value ($)
Renewables Infrastructure Group Ltd. (The)	57,144	99,752
Scatec Solar ASA(b)	988	17,064
TransAlta Corp.	3,496	22,863
Uniper SE	2,028	70,408

		1,664,385

Industrial Conglomerates - 0.9%
Bonheur ASA	9,600	226,284
CK Hutchison Holdings Ltd.	70,356	458,891
DCC plc	988	88,594
Guoco Group Ltd.	4,000	54,450
Indus Holding AG*	8,275	283,281
Investment AB Latour, Class B	6,498	133,245
Italmobiliare SpA	245	8,489
Jardine Matheson Holdings Ltd.	10,000	409,200
Jardine Strategic Holdings Ltd.	5,900	119,180
Keppel Corp. Ltd.	29,500	116,167
Lifco AB, Class B	1,924	147,425
Mie Kotsu Group Holdings, Inc.	35,700	144,853
Nisshinbo Holdings, Inc.	7,800	46,256
Nolato AB, Class B*	710	59,153
Noritsu Koki Co. Ltd.(a)	5,200	73,871
NWS Holdings Ltd.	53,401	41,342
Rheinmetall AG	1,144	108,547
Sembcorp Industries Ltd.	17,200	21,699
Shun Tak Holdings Ltd.	1,000,000	359,991
Siemens AG (Registered)	13,200	1,690,767
Smiths Group plc	8,650	153,835
TOKAI Holdings Corp.	2,795	25,986
Toshiba Corp.	5,000	151,329

		4,922,835

Insurance - 4.3%
Admiral Group plc	5,350	168,525
Aegon NV(a)	37,703	111,727
Ageas SA	6,300	237,275
AIA Group Ltd.	202,400	1,829,388
Allianz SE (Registered)	12,100	2,521,400
Alm Brand A/S	8,488	87,054
ASR Nederland NV	5,407	174,742
Assicurazioni Generali SpA	36,300	543,427
AUB Group Ltd.	2,255	21,088
Aviva plc	134,700	466,205
AXA SA	59,850	1,193,510
Baloise Holding AG (Registered)	1,900	289,898
Beazley plc	12,948	70,934
CBL Corp. Ltd.*‡(d)	102,937	—
Clal Insurance Enterprises Holdings Ltd.*	27,350	234,733
CNP Assurances*	5,980	72,057
Coface SA*	40,500	320,871
Dai-ichi Life Holdings, Inc.	37,400	435,089
Direct Line Insurance Group plc	52,400	203,849
E-L Financial Corp. Ltd.(a)	400	207,837
Fairfax Financial Holdings Ltd.	750	234,983
Gjensidige Forsikring ASA*	945	19,402
Great Eastern Holdings Ltd.	6,800	95,705
Great-West Lifeco, Inc.	6,344	112,151
Grupo Catalana Occidente SA	2,102	49,712

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hannover Rueck SE	782	132,604
Harel Insurance Investments & Financial Services Ltd.*	8,005	52,422
Hastings Group Holdings plc(b)	9,672	26,455
Helvetia Holding AG (Registered)	1,265	114,444
Hiscox Ltd.	9,568	98,153
iA Financial Corp., Inc.(a)	4,650	163,262
IDI Insurance Co. Ltd.	4,420	100,151
Insurance Australia Group Ltd.	36,100	131,776
Intact Financial Corp.	1,800	196,515
Japan Post Holdings Co. Ltd.	42,900	291,045
Just Group plc*(a)	560,256	329,431
Lancashire Holdings Ltd.	2,288	23,258
Legal & General Group plc	173,452	487,183
Manulife Financial Corp.	59,050	791,301
Mapfre SA	37,752	68,123
Medibank Pvt Ltd.	59,627	120,587
Menora Mivtachim Holdings Ltd.	14,951	177,008
Migdal Insurance & Financial Holdings Ltd.	90,400	55,267
MS&AD Insurance Group Holdings, Inc.	15,000	373,971
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,000	1,063,304
nib holdings Ltd.	11,260	35,773
NN Group NV	6,650	243,772
Phoenix Group Holdings plc	15,386	132,999
Phoenix Holdings Ltd. (The)*	13,484	60,559
Poste Italiane SpA(b)	12,259	112,375
Power Corp. of Canada	14,709	261,017
Prudential plc	75,700	1,098,383
QBE Insurance Group Ltd.(a)	37,800	268,643
RSA Insurance Group plc	24,450	137,701
Sabre Insurance Group plc(b)	21,200	84,449
Sampo OYJ, Class A	7,503	272,113
SCOR SE*	6,450	166,271
Societa Cattolica di Assicurazioni SC*	80,050	486,075
Sompo Holdings, Inc.	9,100	297,366
Steadfast Group Ltd.	30,028	72,141
Storebrand ASA*	17,930	97,601
Sun Life Financial, Inc.	17,750	691,846
Suncorp Group Ltd.	26,350	161,569
Swiss Life Holding AG (Registered)*	1,050	384,242
Swiss Re AG	9,150	721,781
T&D Holdings, Inc.	15,000	122,435
Talanx AG	3,550	129,882
Tokio Marine Holdings, Inc.	19,400	813,945
Topdanmark A/S	1,650	70,625
Tryg A/S	2,365	69,876
Unipol Gruppo SpA*	6,080	25,408
UnipolSai Assicurazioni SpA(a)	27,841	71,638
UNIQA Insurance Group AG	4,884	30,783
Wuestenrot & Wuerttembergische AG	8,800	148,181
Yunfeng Financial Group Ltd.*	136,000	59,487
Zurich Insurance Group AG	4,651	1,718,881

		23,545,639

Investments	Shares	Value ($)
Interactive Media & Services - 0.2%
Auto Trader Group plc(b)	18,100	127,476
carsales.com Ltd.	634	8,366
Dip Corp.	1,400	26,337
Kakaku.com, Inc.	1,600	38,483
LIFULL Co. Ltd.	7,600	29,040
LINE Corp.*	900	47,583
New Work SE	159	52,081
REA Group Ltd.(a)	1,812	140,967
Rightmove plc	20,100	145,941
Scout24 AG(b)	2,486	215,921
SEEK Ltd.(a)	5,653	87,851
Z Holdings Corp.	42,000	221,262

		1,141,308

Internet & Direct Marketing Retail - 0.4%
ASKUL Corp.	500	14,967
ASOS plc*	1,370	60,381
Belluna Co. Ltd.(a)	15,600	110,512
boohoo Group plc*	15,511	53,135
Delivery Hero SE*(b)	2,400	277,443
Dustin Group AB(b)	3,680	22,348
HelloFresh SE*	1,596	87,230
Just Eat Takeaway.com NV*(b)	1,848	200,156
Moneysupermarket.com Group plc	22,168	85,541
Ocado Group plc*	11,750	316,611
Prosus NV*	6,800	660,166
Rakuten, Inc.	7,000	63,889
Rocket Internet SE*(b)	1,646	35,463
Trainline plc*(b)	5,876	31,543
Webjet Ltd.	5,413	10,986
Zalando SE*(b)	1,849	133,898
ZOZO, Inc.	2,800	75,740

		2,240,009

IT Services - 1.7%
Adyen NV*(b)	450	754,021
Afterpay Ltd.*	2,660	130,748
Alten SA*	1,130	88,458
Amadeus IT Group SA	8,450	423,266
Atea ASA*	8,826	101,881
Atos SE*	3,400	291,084
Bechtle AG	763	148,781
CANCOM SE	2,248	135,438
Capgemini SE	2,900	375,503
Capita plc*(a)	804,050	361,235
CGI, Inc.*	5,150	367,824
Computacenter plc	1,092	28,421
Computershare Ltd.	11,484	110,606
Digital Garage, Inc.	1,300	43,342
DTS Corp.	4,000	76,421
Edenred	3,634	181,041
Equiniti Group plc(b)	165,150	277,018
FDM Group Holdings plc	3,850	46,994
Formula Systems 1985 Ltd.	829	72,490
Fujitsu Ltd.	4,100	547,546
GMO internet, Inc.	1,200	34,617
Indra Sistemas SA*	5,627	42,386

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Infocom Corp.	1,600	50,695
Infomart Corp.	5,300	32,834
Itochu Techno-Solutions Corp.	2,400	97,040
Keywords Studios plc	1,140	28,459
Link Administration Holdings Ltd.(a)	6,763	19,303
Matrix IT Ltd.	2,464	63,594
Megaport Ltd.*	7,072	66,693
NEC Corp.	2,900	161,553
NEC Networks & System Integration Corp.	2,400	50,620
NET One Systems Co. Ltd.	3,800	147,177
NEXTDC Ltd.*	16,647	135,978
Nihon Unisys Ltd.	2,600	78,568
Nomura Research Institute Ltd.	6,345	166,592
NS Solutions Corp.	800	20,853
NSD Co. Ltd.(a)	5,160	94,093
NTT Data Corp.	10,400	117,151
Obic Co. Ltd.	1,500	268,278
Otsuka Corp.	3,400	175,579
Reply SpA	880	80,647
S&T AG*	228	6,233
SCSK Corp.	900	45,455
Shopify, Inc., Class A*	1,850	1,891,820
Softcat plc	364	6,024
Sopra Steria Group*	884	132,130
SUNeVision Holdings Ltd.	134,000	100,108
TietoEVRY OYJ	1,598	47,052
TIS, Inc.	6,700	143,974
Transcosmos, Inc.	2,100	50,688
Worldline SA*(b)	2,101	180,668

		9,098,980

Leisure Products - 0.3%
Bandai Namco Holdings, Inc.	5,100	280,782
BRP, Inc.(a)	1,664	74,535
Games Workshop Group plc	684	78,823
Heiwa Corp.	2,450	40,899
Mizuno Corp.	10,000	165,989
Sega Sammy Holdings, Inc.	5,300	59,602
Shimano, Inc.	1,700	369,810
Technogym SpA*(a)(b)	4,905	41,645
Thule Group AB(b)	2,805	83,342
Tomy Co. Ltd.	35,500	264,916
Universal Entertainment Corp.	300	5,249
Yamaha Corp.	4,600	211,009
Yonex Co. Ltd.(a)	10,000	53,154

		1,729,755

Life Sciences Tools & Services - 0.3%
Clinigen Group plc	5,270	48,798
EPS Holdings, Inc.	1,900	16,281
Eurofins Scientific SE*	250	163,126
Evotec SE*	3,180	84,307
Gerresheimer AG	755	86,868
Lonza Group AG (Registered)	1,350	843,806
PureTech Health plc*	5,168	18,450
QIAGEN NV*	4,369	216,047
Sartorius Stedim Biotech	260	81,167
Siegfried Holding AG (Registered)*	165	86,626
Tecan Group AG (Registered)	303	127,835

		1,773,311

Investments	Shares	Value ($)
Machinery - 4.0%
Aalberts NV	1,404	50,122
Alfa Laval AB*	6,000	142,110
Alstom SA*	3,810	212,787
Amada Co. Ltd.	7,200	48,282
ANDRITZ AG	2,081	70,083
Atlas Copco AB, Class A	9,600	424,778
Atlas Copco AB, Class B	7,900	305,377
ATS Automation Tooling Systems, Inc.*	1,400	18,123
Beijer Alma AB	2,304	27,614
Bobst Group SA (Registered)	52	3,115
Bodycote plc	11,283	83,374
Bucher Industries AG (Registered)	275	90,750
Cargotec OYJ, Class B	684	20,431
CKD Corp.	2,500	47,456
CNH Industrial NV*	25,250	172,699
Concentric AB*	914	15,638
Construcciones y Auxiliar de Ferrocarriles SA*	720	24,818
Conzzeta AG (Registered)	55	51,572
Daetwyler Holding AG(a)	474	96,290
Daifuku Co. Ltd.	2,800	251,584
Daiwa Industries Ltd.(a)	1,600	12,485
Danieli & C Officine Meccaniche SpA	9,196	120,052
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	21,377	170,376
DMG Mori AG	1,007	48,167
DMG Mori Co. Ltd.	2,100	22,305
Duerr AG	25,716	706,101
Epiroc AB, Class A	11,510	160,988
FANUC Corp.	3,900	653,074
Fincantieri SpA*(a)	213,096	145,018
FLSmidth & Co. A/S*	20,700	616,368
Fluidra SA*	912	15,141
Fuji Corp.	5,400	94,639
Fujitec Co. Ltd.	2,400	40,995
Furukawa Co. Ltd.	20,000	192,566
GEA Group AG	4,770	172,769
Georg Fischer AG (Registered)	148	136,172
Glory Ltd.	100	2,169
Harmonic Drive Systems, Inc.(a)	1,500	83,136
Hino Motors Ltd.	10,300	59,133
Hirata Corp.	5,000	272,392
Hitachi Construction Machinery Co. Ltd.	5,000	142,817
Hitachi Zosen Corp.	80,000	280,715
Hoshizaki Corp.	1,200	91,251
IHI Corp.	2,500	30,928
IMA Industria Macchine Automatiche SpA*	857	68,405
IMI plc	1,824	24,993
Interpump Group SpA	2,231	73,024

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Interroll Holding AG (Registered)	34	80,356
Japan Steel Works Ltd. (The)	32,200	453,169
Jungheinrich AG (Preference)	21,100	641,234
Kawasaki Heavy Industries Ltd.	2,800	37,976
KION Group AG	2,100	161,908
Kitz Corp.	34,300	215,409
Komatsu Ltd.	28,700	560,808
Komori Corp.	4,400	28,964
Kone OYJ, Class B	7,200	572,481
Konecranes OYJ	2,273	57,949
Krones AG	926	56,392
Kubota Corp.	20,000	284,404
Kurita Water Industries Ltd.	3,400	90,973
Kyokuto Kaihatsu Kogyo Co. Ltd.	20,100	252,842
Makita Corp.	6,400	244,245
Manitou BF SA*(a)	7,824	144,699
Max Co. Ltd.	2,800	41,816
Meidensha Corp.(a)	18,500	273,484
Metso Outotec OYJ	12,166	79,125
MINEBEA MITSUMI, Inc.	10,011	163,047
MISUMI Group, Inc.	2,900	68,406
Mitsubishi Heavy Industries Ltd.	10,000	231,391
Mitsuboshi Belting Ltd.	15,000	247,565
Mitsui E&S Holdings Co. Ltd.*(a)	45,000	172,799
Miura Co. Ltd.	3,300	123,754
Morgan Advanced Materials plc	122,350	348,468
Morita Holdings Corp.	2,600	44,952
Nachi-Fujikoshi Corp.	9,300	256,403
Neles OYJ	1,073	15,530
NFI Group, Inc.(a)	28,850	322,853
NGK Insulators Ltd.	8,500	105,074
Nikkiso Co. Ltd.(a)	35,400	292,294
Nitta Corp.(a)	13,400	281,612
Noritake Co. Ltd.	5,000	149,674
Norma Group SE	14,650	405,719
NSK Ltd.	20,000	132,413
NTN Corp.(a)	7,600	13,082
Obara Group, Inc.	5,000	159,605
OC Oerlikon Corp. AG (Registered)	6,297	52,677
Oiles Corp.	2,920	37,228
OKUMA Corp.	1,000	38,447
Organo Corp.	4,700	235,600
OSG Corp.	1,500	20,259
Palfinger AG	5,409	149,350
Pfeiffer Vacuum Technology AG	398	79,537
Rational AG	55	32,909
Rotork plc	23,256	85,344
Ryobi Ltd.(a)	16,700	158,739
Sandvik AB*	18,500	344,021
Schindler Holding AG	802	203,211
Sembcorp Marine Ltd.*	22,800	6,318
SFS Group AG	593	56,060
Shibaura Machine Co. Ltd.	10,049	187,332
Shima Seiki Manufacturing Ltd.(a)	11,300	132,847
Shinmaywa Industries Ltd.	23,800	206,418
Sintokogio Ltd.	25,000	164,334
SKF AB, Class A	2,427	44,965
SKF AB, Class B	3,728	68,835

Investments	Shares	Value ($)
SMC Corp.	1,100	572,941
Spirax-Sarco Engineering plc	1,629	220,434
Stabilus SA	1,381	69,371
Sumitomo Heavy Industries Ltd.	5,200	100,774
Tadano Ltd.(a)	8,900	71,214
Takeuchi Manufacturing Co. Ltd.	20,000	331,221
Takuma Co. Ltd.(a)	40,200	557,013
Techtronic Industries Co. Ltd.	25,000	261,122
Tocalo Co. Ltd.(a)	8,200	91,284
Trelleborg AB, Class B*	6,432	99,563
Tsubakimoto Chain Co.	17,200	399,864
Tsugami Corp.	3,400	31,096
Union Tool Co.	500	12,163
Valmet OYJ	4,813	134,942
VAT Group AG*(b)	76	14,487
Vesuvius plc(a)	115,250	617,164
Volvo AB, Class A*	10,050	173,095
Volvo AB, Class B*	52,549	906,872
Wacker Neuson SE*	13,550	239,702
Wartsila OYJ Abp	8,141	68,157
Weir Group plc (The)	3,920	61,560
Yaskawa Electric Corp.	5,000	164,807

		21,909,334

Marine - 0.3%
AP Moller - Maersk A/S, Class A	52	61,794
AP Moller - Maersk A/S, Class B	104	133,347
Dfds A/S*(a)	16,301	505,957
Golden Ocean Group Ltd.	46,700	179,519
Irish Continental Group plc	11,810	46,086
Kawasaki Kisen Kaisha Ltd.*(a)	1,300	11,791
Kuehne + Nagel International AG (Registered)*	850	146,603
SITC International Holdings Co. Ltd.	49,000	49,125
Stolt-Nielsen Ltd.	13,694	123,232
Wallenius Wilhelmsen ASA	71,008	105,587
Wilh Wilhelmsen Holding ASA, Class A	2,468	30,310

		1,393,351

Media - 0.8%
Ascential plc(b)	19,337	68,525
Cogeco, Inc.	3,500	212,979
CyberAgent, Inc.	2,200	123,806
Daily Mail & General Trust plc, Class A	6,037	49,998
Dentsu Group, Inc.(a)	2,100	46,636
Euromoney Institutional Investor plc	4,083	42,550
Eutelsat Communications SA	9,280	94,044
Future plc	3,420	61,945
Hakuhodo DY Holdings, Inc.	7,400	80,908
Informa plc	39,300	190,799
IPSOS	18,650	492,898
ITV plc	91,152	67,810
JCDecaux SA*	4,626	78,060
Lagardere SCA*(a)	4,213	64,017
Mediaset Espana Comunicacion SA*	76,400	251,153

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mediaset SpA*(a)	7,888	14,038
Metropole Television SA*	23,150	280,319
Nine Entertainment Co. Holdings Ltd.	10,556	10,258
Nippon Television Holdings, Inc.	2,400	25,877
Pearson plc(a)	17,850	124,403
ProSiebenSat.1 Media SE*	9,500	98,026
Publicis Groupe SA	5,756	185,476
Quebecor, Inc., Class B	4,781	109,076
RAI Way SpA(b)	8,120	53,483
Schibsted ASA, Class A*	2,349	85,615
Schibsted ASA, Class B*	2,493	82,159
SES SA, FDR	8,112	57,516
Shaw Communications, Inc., Class B	7,663	140,159
Singapore Press Holdings Ltd.	50,900	39,716
SKY Perfect JSAT Holdings, Inc.	65,000	238,532
Stroeer SE & Co. KGaA*	620	42,559
Telenet Group Holding NV	1,273	49,676
Television Francaise 1*(a)	55,750	320,920
TX Group AG	316	23,274
Wowow, Inc.	3,630	84,321
WPP plc	35,800	266,889
Zenrin Co. Ltd.	2,400	23,494

		4,281,914

Metals & Mining - 4.9%
Acerinox SA*	69,600	595,373
Agnico Eagle Mines Ltd.	3,396	269,677
Aichi Steel Corp.(a)	6,700	160,197
Alacer Gold Corp.*	19,757	152,658
Alamos Gold, Inc., Class A	3,943	41,711
Alumina Ltd.	7,644	8,332
Anglo American plc	39,400	967,127
Antofagasta plc	7,124	96,074
Aperam SA(a)	24,904	707,953
ArcelorMittal SA*	19,950	220,339
Asahi Holdings, Inc.	20,800	719,039
Aurubis AG	15,650	1,045,966
B2Gold Corp.	13,052	90,424
Barrick Gold Corp.	7,670	221,654
Barrick Gold Corp. - XLON	22,380	645,929
Bekaert SA	19,950	389,485
BHP Group Ltd.	47,750	1,258,464
BHP Group plc	64,850	1,408,664
BlueScope Steel Ltd.	16,750	134,417
Boliden AB	6,300	171,406
Centamin plc	2,912	7,778
Centerra Gold, Inc.	11,827	148,334
Daido Steel Co. Ltd.(a)	2,000	56,011
Dowa Holdings Co. Ltd.	2,200	64,088
Eldorado Gold Corp.*	7,220	90,715
Endeavour Mining Corp.*	2,501	67,384
Eramet*(a)	5,300	144,836
Evolution Mining Ltd.	40,664	172,057
Evraz plc	23,537	89,124
Ferrexpo plc	133,600	311,422
First Majestic Silver Corp.*	7,676	102,461
First Quantum Minerals Ltd.	13,936	117,772

Investments	Shares	Value ($)
Fortescue Metals Group Ltd.	46,100	575,585
Franco-Nevada Corp.	2,913	465,601
Glencore plc*	329,050	754,232
Granges AB*	39,800	320,668
Highland Gold Mining Ltd.	119,400	463,869
Hill & Smith Holdings plc	4,063	64,525
Hitachi Metals Ltd.	4,740	61,508
Hochschild Mining plc	14,099	49,704
Hudbay Minerals, Inc.	108,900	342,269
IAMGOLD Corp.*	27,352	136,607
IGO Ltd.(a)	17,166	56,629
Iluka Resources Ltd.(a)	6,916	44,886
Ivanhoe Mines Ltd., Class A*	21,170	74,597
JFE Holdings, Inc.	20,000	129,386
KAZ Minerals plc(a)	17,892	126,950
Kinross Gold Corp.*	26,171	244,224
Kirkland Lake Gold Ltd.	3,900	212,979
Kobe Steel Ltd.*	15,800	50,510
Kyoei Steel Ltd.(a)	13,900	163,545
Labrador Iron Ore Royalty Corp.	31,801	609,193
Lundin Gold, Inc.*(a)	6,342	56,484
Lundin Mining Corp.	8,112	45,420
Lynas Corp. Ltd.*(a)	50,800	81,242
MAG Silver Corp.*	4,656	78,660
Mineral Resources Ltd.(a)	1,300	23,997
Mitsubishi Materials Corp.	5,300	107,624
Mitsui Mining & Smelting Co. Ltd.	25,000	522,321
Mount Gibson Iron Ltd.	267,852	136,384
Newcrest Mining Ltd.	12,150	306,536
Nippon Light Metal Holdings Co. Ltd.	300,000	490,873
Nippon Steel Corp.	27,115	219,910
Norsk Hydro ASA*	42,080	117,728
Northern Star Resources Ltd.	13,342	147,925
Novagold Resources, Inc.*	7,962	72,814
OceanaGold Corp.*(a)	35,910	94,098
Osaka Steel Co. Ltd.	1,000	9,382
Osisko Gold Royalties Ltd.	5,548	65,027
Outokumpu OYJ*(a)	170,050	458,472
OZ Minerals Ltd.(a)	13,621	133,142
Pan American Silver Corp.	4,082	152,523
Perseus Mining Ltd.*(a)	23,104	25,433
Petropavlovsk plc*	1,218,900	579,130
Polymetal International plc	5,376	133,711
Pretium Resources, Inc.*	5,096	48,316
Regis Resources Ltd.(a)	7,828	31,606
Resolute Mining Ltd.*(a)	515,950	481,018
Rio Tinto Ltd.	10,850	793,670
Rio Tinto plc	28,900	1,750,527
Salzgitter AG*	988	13,599
Sandfire Resources Ltd.(a)	87,600	297,150
Sandstorm Gold Ltd.*	15,644	150,659
Sanyo Special Steel Co. Ltd.	4,800	34,140
Saracen Mineral Holdings Ltd.*(a)	36,229	155,890
Sims Ltd.	5,980	34,094
South32 Ltd.	171,800	253,805
SSAB AB, Class A*	13,394	39,490
SSR Mining, Inc.*	6,759	161,974
St Barbara Ltd.(a)	348,090	836,270

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sumitomo Metal Mining Co. Ltd.	5,700	168,957
Teck Resources Ltd., Class B	14,000	141,829
thyssenkrupp AG*	13,756	106,871
Toho Titanium Co. Ltd.	200	1,059
Tokyo Steel Manufacturing Co. Ltd.(a)	40,000	224,345
Torex Gold Resources, Inc.*(a)	5,650	99,081
Turquoise Hill Resources Ltd.*	34,372	28,739
UACJ Corp.	800	13,279
voestalpine AG	1,880	41,672
Westgold Resources Ltd.*(a)	180,200	304,984
Wheaton Precious Metals Corp.	7,186	389,852
Yamana Gold, Inc.	27,760	180,300
Yodogawa Steel Works Ltd.	17,900	294,242

		26,760,592

Multiline Retail - 0.5%
B&M European Value Retail SA	27,250	165,595
Canadian Tire Corp. Ltd., Class A(a)	1,248	115,055
Dollarama, Inc.	5,050	184,658
Europris ASA(b)	5,876	28,788
Fuji Co. Ltd.	15,000	255,793
H2O Retailing Corp.	5,615	32,130
Harvey Norman Holdings Ltd.	5,610	14,966
Isetan Mitsukoshi Holdings Ltd.	14,400	65,374
Izumi Co. Ltd.(a)	1,300	49,858
J Front Retailing Co. Ltd.(a)	300	1,728
Lifestyle International Holdings Ltd.(a)	150,000	121,545
Marks & Spencer Group plc	57,720	71,954
Marui Group Co. Ltd.	5,500	79,225
Next plc	2,750	196,711
Pan Pacific International Holdings Corp.	13,100	297,733
Ryohin Keikaku Co. Ltd.	6,000	71,900
Seria Co. Ltd.	1,000	40,008
Takashimaya Co. Ltd.	9,100	60,248
Warehouse Group Ltd. (The)(a)	11,552	15,929
Wesfarmers Ltd.	18,550	619,261

		2,488,459

Multi-Utilities - 0.7%
A2A SpA	85,250	122,331
ACEA SpA	1,552	31,915
AGL Energy Ltd.	14,000	166,867
Algonquin Power & Utilities Corp.	10,052	138,679
Atco Ltd., Class I	1,064	33,108
Centrica plc(a)	137,332	87,907
E.ON SE	34,070	400,299
Engie SA*	55,300	738,279
Hera SpA(a)	30,628	118,576
Iren SpA	34,534	87,145
Keppel Infrastructure Trust	170,047	67,582
National Grid plc	67,265	794,921
REN - Redes Energeticas Nacionais SGPS SA	13,606	39,418
RWE AG	11,000	415,980
Suez SA	9,640	127,501
Telecom Plus plc	4,843	85,176
Veolia Environnement SA	10,600	242,041

		3,697,725

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 4.1%
Aker BP ASA(a)	4,404	82,440
Ampol Ltd.	6,084	114,663
ARC Resources Ltd.(a)	168,900	717,463
Beach Energy Ltd.	90,532	91,869
BP plc	598,900	2,162,834
Brightoil Petroleum Holdings Ltd.*‡(d)	50,147	—
BW LPG Ltd.(b)	43,150	177,090
Cairn Energy plc*(a)	50,800	79,743
Cameco Corp.(a)	9,372	95,294
Canadian Natural Resources Ltd.	37,700	665,062
Cenovus Energy, Inc.	21,476	95,556
China Aviation Oil Singapore Corp. Ltd.	96,000	67,206
Cosmo Energy Holdings Co. Ltd.	600	8,626
Crescent Point Energy Corp.	258,000	398,701
Delek Group Ltd.*	2,444	54,228
Diversified Gas & Oil plc(b)	325,400	411,712
DNO ASA	22,960	14,466
Enbridge, Inc.	34,000	1,088,152
ENEOS Holdings, Inc.	85,050	295,378
Energean plc*(a)	3,432	25,676
Enerplus Corp.(a)	17,160	42,404
Eni SpA	79,050	704,907
Equinor ASA	17,900	264,788
Equital Ltd.*	9,250	159,348
Euronav NV	6,241	60,516
Galp Energia SGPS SA	7,324	77,080
Gaztransport Et Technigaz SA	660	61,070
Gibson Energy, Inc.	7,625	125,575
Husky Energy, Inc.(a)	11,656	37,505
Idemitsu Kosan Co. Ltd.	9,282	191,381
Imperial Oil Ltd.	7,476	116,926
Inpex Corp.	27,000	152,991
Inter Pipeline Ltd.(a)	11,856	111,081
Itochu Enex Co. Ltd.	20,100	156,648
Iwatani Corp.(a)	2,197	77,299
Japan Petroleum Exploration Co. Ltd.	16,700	268,514
Keyera Corp.(a)	1,840	27,968
Koninklijke Vopak NV	1,558	85,392
Lundin Energy AB	4,170	96,477
MEG Energy Corp.*	129,550	342,372
Mitsuuroko Group Holdings Co. Ltd.(a)	1,200	12,008
Naphtha Israel Petroleum Corp. Ltd.*	20,959	76,265
Neste OYJ	8,700	399,988
New Hope Corp. Ltd.(a)	241,958	227,311
Oil Refineries Ltd.	746,100	138,814
OMV AG*	5,850	184,839
Origin Energy Ltd.	36,950	142,298
Parex Resources, Inc.*	71,772	868,015
Parkland Corp.	2,207	58,112
Paz Oil Co. Ltd.	4,450	352,364

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pembina Pipeline Corp.	8,350	202,906
PrairieSky Royalty Ltd.	486	3,051
Repsol SA(a)	44,344	345,034
Royal Dutch Shell plc, Class A	122,450	1,802,587
Royal Dutch Shell plc, Class B(a)	109,350	1,551,184
San-Ai Oil Co. Ltd.	34,100	274,464
Santos Ltd.	43,600	164,781
Saras SpA*(a)	258,050	190,563
Seven Generations Energy Ltd., Class A*(a)	14,612	40,034
Suncor Energy, Inc.	28,350	445,938
TC Energy Corp.	15,050	685,929
TOTAL SE	75,202	2,783,395
Tourmaline Oil Corp.	3,328	33,839
United Energy Group Ltd.(a)	198,000	34,745
Vermilion Energy, Inc.(a)	75,350	307,138
Washington H Soul Pattinson & Co. Ltd.(a)	3,009	42,187
Whitehaven Coal Ltd.(a)	412,300	409,518
Woodside Petroleum Ltd.	16,051	230,335
Z Energy Ltd.	221,600	416,285

		22,230,328

Paper & Forest Products - 0.4%
Ahlstrom-Munksjo OYJ	4,545	70,943
Canfor Corp.*	4,489	53,553
Daiken Corp.	12,100	193,179
Daio Paper Corp.(a)	3,745	50,722
Hokuetsu Corp.	75,100	250,025
Holmen AB, Class B*	3,914	134,198
Metsa Board OYJ	6,595	51,588
Mondi plc	12,700	227,195
Navigator Co. SA (The)*	6,520	16,299
Nippon Paper Industries Co. Ltd.(a)	8,100	101,585
Norbord, Inc.	3,136	101,981
Oji Holdings Corp.	29,000	120,685
Semapa-Sociedade de Investimento e Gestao	12,896	116,659
Stella-Jones, Inc.	1,045	31,736
Stora Enso OYJ, Class R	5,044	63,582
Svenska Cellulosa AB SCA, Class A*	3,160	38,452
Svenska Cellulosa AB SCA, Class B*	4,108	49,706
Tokushu Tokai Paper Co. Ltd.	5,000	204,530
UPM-Kymmene OYJ	11,600	310,416
West Fraser Timber Co. Ltd.(a)	2,213	109,568

		2,296,602

Personal Products - 1.1%
Beiersdorf AG	1,500	179,415
Blackmores Ltd.	798	40,346
Fancl Corp.	400	11,463
Interparfums SA*	595	27,897
Kao Corp.	8,400	606,662
Kobayashi Pharmaceutical Co. Ltd.	1,400	123,938
Kose Corp.	700	70,179
L’Occitane International SA	15,500	26,039
L’Oreal SA	4,259	1,425,264
Mandom Corp.	2,600	37,550

Investments	Shares	Value ($)
Milbon Co. Ltd.	1,000	45,399
Noevir Holdings Co. Ltd.	1,900	78,440
Pola Orbis Holdings, Inc.	2,000	32,971
Rohto Pharmaceutical Co. Ltd.	2,000	61,572
Shiseido Co. Ltd.	7,300	403,906
Unilever NV	25,476	1,508,679
Unilever plc	18,650	1,119,385

		5,799,105

Pharmaceuticals - 4.8%
ALK-Abello A/S*	208	58,781
Almirall SA*	4,710	52,438
Aphria, Inc.*(a)	15,976	76,212
Astellas Pharma, Inc.	34,200	533,718
AstraZeneca plc	22,050	2,468,635
Aurora Cannabis, Inc.*(a)	4,316	43,982
Bausch Health Cos., Inc.*	7,900	144,435
Bayer AG (Registered)	28,600	1,902,009
Canopy Growth Corp.*(a)	6,156	112,412
Chugai Pharmaceutical Co. Ltd.	10,400	465,851
COSMO Pharmaceuticals NV*(a)	413	39,634
Daiichi Sankyo Co. Ltd.	11,300	989,458
Dechra Pharmaceuticals plc	3,500	131,197
Eisai Co. Ltd.	6,100	489,650
Faes Farma SA	15,630	65,982
Financiere de Tubize SA	751	74,153
GlaxoSmithKline plc	88,832	1,783,624
GW Pharmaceuticals plc*(d)	1	11
H Lundbeck A/S	1,852	67,598
Haw Par Corp. Ltd.	3,200	21,655
Hikma Pharmaceuticals plc	2,900	81,834
Hisamitsu Pharmaceutical Co., Inc.	1,900	82,753
Hutchison China MediTech Ltd.*	7,150	37,537
Ipsen SA	770	74,390
JCR Pharmaceuticals Co. Ltd.	600	58,621
Kaken Pharmaceutical Co. Ltd.	1,500	67,743
Kissei Pharmaceutical Co. Ltd.	1,400	29,210
Knight Therapeutics, Inc.*	11,684	60,361
Kyowa Kirin Co. Ltd.	5,000	122,955
Merck KGaA	1,750	223,596
Mochida Pharmaceutical Co. Ltd.	900	32,942
Nichi-iko Pharmaceutical Co. Ltd.	30,000	341,625
Nippon Shinyaku Co. Ltd.	2,000	153,788
Novartis AG (Registered)	41,450	3,438,751
Novo Nordisk A/S, Class B	26,500	1,754,003
Ono Pharmaceutical Co. Ltd.	10,600	297,107
Orion OYJ, Class A	1,474	64,491
Orion OYJ, Class B	1,404	61,462
Otsuka Holdings Co. Ltd.	11,300	467,048
Recipharm AB, Class B*	5,237	83,491
Recordati SpA	2,359	126,198
Roche Holding AG	11,850	4,117,605
Roche Holding AG - BR	562	193,985
Sanofi	18,900	1,979,026
Santen Pharmaceutical Co. Ltd.	10,100	170,037
Seikagaku Corp.	1,800	16,973
Shionogi & Co. Ltd.	4,100	242,712
Sosei Group Corp.*	1,200	15,560

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sumitomo Dainippon Pharma Co. Ltd.	3,600	44,808
Taisho Pharmaceutical Holdings Co. Ltd.	600	33,879
Takeda Pharmaceutical Co. Ltd.	25,017	888,715
Teva Pharmaceutical Industries Ltd.*	32,550	369,007
Torii Pharmaceutical Co. Ltd.	800	25,575
Towa Pharmaceutical Co. Ltd.	1,200	21,439
Tsumura & Co.	900	22,396
UCB SA	2,500	321,788
Vifor Pharma AG	951	134,491
Virbac SA*	212	46,277
ZERIA Pharmaceutical Co. Ltd.(a)	1,800	31,785

		25,857,399

Professional Services - 1.1%
Adecco Group AG (Registered)	6,250	296,595
AF Poyry AB, Class B*	4,429	113,461
Akka Technologies*	5,900	122,930
ALS Ltd.(a)	13,503	82,214
Applus Services SA*	67,050	520,120
Benefit One, Inc.	2,000	43,564
Bureau Veritas SA*	4,296	94,107
DKSH Holding AG	660	42,479
en-japan, Inc.	1,700	40,695
Experian plc	14,350	504,196
Funai Soken Holdings, Inc.	2,700	56,692
Hays plc	34,264	49,019
Intertek Group plc	2,700	190,583
Intertrust NV(b)	5,909	109,562
IPH Ltd.	21,158	112,891
JAC Recruitment Co. Ltd.	1,300	11,902
Meitec Corp.	1,500	69,375
Morneau Shepell, Inc.	2,428	56,336
Nihon M&A Center, Inc.	2,400	116,221
Nomura Co. Ltd.	6,000	38,248
Outsourcing, Inc.	50,400	277,431
Pagegroup plc	20,728	95,219
Persol Holdings Co. Ltd.(a)	5,700	72,133
Randstad NV*	2,950	141,837
Recruit Holdings Co. Ltd.	26,700	825,268
RELX plc	31,650	670,881
RWS Holdings plc(a)	3,113	24,638
SGS SA (Registered)	100	262,834
SMS Co. Ltd.	3,200	79,085
Stantec, Inc.	1,027	33,053
TechnoPro Holdings, Inc.	1,900	96,680
Teleperformance	1,050	307,054
Thomson Reuters Corp.	2,354	164,244
Wolters Kluwer NV	3,650	288,576

		6,010,123

Real Estate Management & Development - 2.7%
ADO Properties SA*(a)(b)	2,368	66,980
Aedas Homes SA*(b)	10,400	221,118
Aeon Mall Co. Ltd.	1,990	23,659
AFI Properties Ltd.*	260	5,862
Airport City Ltd.*	1,928	22,050
Allreal Holding AG (Registered)	366	73,144

Investments	Shares	Value ($)
Alrov Properties and Lodgings Ltd.	2,548	59,164
Altus Group Ltd.	1,792	57,071
Amot Investments Ltd.	11,168	53,834
Aroundtown SA*	26,165	158,042
Ashtrom Properties Ltd.	22,807	86,006
Atrium Ljungberg AB, Class B	2,912	44,893
Azrieli Group Ltd.	1,016	48,676
Bayside Land Corp.	98	59,450
Big Shopping Centers Ltd.	16	1,111
Blue Square Real Estate Ltd.	710	26,294
Bukit Sembawang Estates Ltd.	80,000	219,937
CA Immobilien Anlagen AG*	1,760	55,360
CapitaLand Ltd.	65,000	130,825
Castellum AB	7,650	164,217
Catena AB	1,676	69,195
Cibus Nordic Real Estate AB	12,550	201,513
City Developments Ltd.	20,600	122,882
CK Asset Holdings Ltd.	75,000	416,602
CLS Holdings plc	14,403	36,901
Colliers International Group, Inc.	1,142	61,768
Corem Property Group AB, Class B	61,048	116,944
Daibiru Corp.	3,300	30,119
Daito Trust Construction Co. Ltd.	1,900	148,650
Daiwa House Industry Co. Ltd.	18,000	397,011
Deutsche EuroShop AG*	22,550	335,184
Deutsche Wohnen SE	6,500	316,674
Dios Fastigheter AB	46,300	314,264
Emperor International Holdings Ltd.(a)	574,000	90,356
Fabege AB	8,276	105,770
Far East Consortium International Ltd.(a)	562,969	167,070
Fastighets AB Balder, Class B*	3,200	132,151
FastPartner AB, Class A(a)	6,642	53,249
FirstService Corp.	676	80,848
Gazit-Globe Ltd.	3,498	14,528
Goldcrest Co. Ltd.	1,000	12,352
Grand City Properties SA	2,508	59,848
Great Eagle Holdings Ltd.	8,776	19,862
GuocoLand Ltd.	36,400	36,896
Henderson Land Development Co. Ltd.	33,239	124,589
Hiag Immobilien Holding AG*	355	34,575
Ho Bee Land Ltd.	78,800	117,226
Hufvudstaden AB, Class A	2,610	33,968
Hulic Co. Ltd.	4,900	41,988
Hysan Development Co. Ltd.	19,000	52,463
Ichigo, Inc.	14,300	33,542
IMMOFINANZ AG*(a)	2,253	37,378
Intershop Holding AG	76	46,701
Israel Canada T.R Ltd.	55,380	66,184
Isras Investment Co. Ltd.	312	42,624
IWG plc(a)	18,668	56,550
Jeudan A/S*	560	20,804
K Wah International Holdings Ltd.	691,089	291,587
Kenedix, Inc.	73,100	332,556
Kerry Properties Ltd.	38,500	91,603
Klovern AB, Class B	22,886	36,512
Kowloon Development Co. Ltd.	204,000	217,156

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kungsleden AB	208	1,675
Lai Sun Development Co. Ltd.(a)	78,826	84,215
LEG Immobilien AG	1,300	181,795
Lendlease Corp. Ltd.	16,971	138,138
Leopalace21 Corp.*(a)	85,000	123,806
Mega Or Holdings Ltd.	10,550	238,768
Melisron Ltd.	944	35,099
Mitsubishi Estate Co. Ltd.	22,800	327,563
Mitsui Fudosan Co. Ltd.	29,300	456,695
Mivne Real Estate KD Ltd.*	14,248	27,690
Mobimo Holding AG (Registered)*(a)	232	65,415
Morguard Corp.	2,000	183,785
New World Development Co. Ltd.	33,590	163,828
Nexity SA	20,950	714,960
Nomura Real Estate Holdings, Inc.	5,800	96,109
Norstar Holdings, Inc.	9,152	30,504
Norwegian Property ASA	16,948	21,281
NP3 Fastigheter AB	12,428	129,767
Open House Co. Ltd.(a)	4,000	113,270
OUE Ltd.	41,600	34,583
Oxley Holdings Ltd.	467,080	73,231
PATRIZIA AG	3,248	88,914
Property & Building Corp. Ltd.	480	36,893
PSP Swiss Property AG (Registered)	531	59,480
Relo Group, Inc.	2,270	39,247
S IMMO AG*	2,564	44,933
Sagax AB, Class B(a)	8,693	132,026
Samhallsbyggnadsbolaget i Norden AB	36,868	99,844
SAMTY Co. Ltd.	15,300	165,691
Savills plc	10,452	102,613
Sella Capital Real Estate Ltd., REIT	65,936	105,641
Selvaag Bolig ASA	21,356	119,025
Sino Land Co. Ltd.	29,823	36,133
Sirius Real Estate Ltd.	94,543	91,204
St Modwen Properties plc	2,689	10,870
Starts Corp., Inc.	15,000	273,101
Sumitomo Realty & Development Co. Ltd.	8,000	203,500
Summit Real Estate Holdings Ltd.	16,592	142,743
Sun Frontier Fudousan Co. Ltd.	15,600	120,102
Sun Hung Kai Properties Ltd.	50,000	612,242
Swire Pacific Ltd., Class A	3,500	17,319
Swire Properties Ltd.	24,800	57,279
Swiss Prime Site AG (Registered)	1,488	136,009
TAG Immobilien AG*	4,270	112,195
Takara Leben Co. Ltd.	31,200	98,265
Tokyo Tatemono Co. Ltd.	10,800	115,426
Tokyu Fudosan Holdings Corp.	20,000	76,232
Tosei Corp.	10,400	80,363
Tricon Residential, Inc.	75,402	540,395
United Industrial Corp. Ltd.	5,656	8,620
UOL Group Ltd.	15,599	75,305
Vonovia SE	10,045	655,440
Wallenstam AB, Class B	7,068	88,431
Wang On Properties Ltd.	312,000	4,871

Investments	Shares	Value ($)
Wharf Holdings Ltd. (The)	29,000	49,243
Wharf Real Estate Investment Co. Ltd.(a)	25,000	88,385
Wihlborgs Fastigheter AB	5,830	97,878
Wing Tai Holdings Ltd.	59,200	73,822
Wing Tai Properties Ltd.	294,000	146,048
YH Dimri Construction & Development Ltd.	1,596	44,738

		14,888,979

Road & Rail - 1.5%
Aurizon Holdings Ltd.	31,840	101,612
Canadian National Railway Co.	13,100	1,279,585
Canadian Pacific Railway Ltd.	2,050	563,762
Central Japan Railway Co.	5,700	684,938
ComfortDelGro Corp. Ltd.	106,400	105,523
East Japan Railway Co.	10,200	585,682
Firstgroup plc*	577,950	267,771
Fukuyama Transporting Co. Ltd.	1,000	34,617
Go-Ahead Group plc (The)(a)	23,700	192,859
Hamakyorex Co. Ltd.	7,400	219,417
Hankyu Hanshin Holdings, Inc.	5,200	148,283
Hitachi Transport System Ltd.	2,700	79,802
Keikyu Corp.	6,000	78,029
Keio Corp.	2,800	138,769
Keisei Electric Railway Co. Ltd.	5,100	123,822
Kintetsu Group Holdings Co. Ltd.	3,900	151,234
Kyushu Railway Co.	2,100	41,273
Maruzen Showa Unyu Co. Ltd.(a)	8,500	251,632
MTR Corp. Ltd.	28,764	142,888
Nagoya Railroad Co. Ltd.	5,000	126,076
Nankai Electric Railway Co. Ltd.	3,000	58,678
National Express Group plc	257,600	512,222
Nikkon Holdings Co. Ltd.	2,600	46,944
Nippon Express Co. Ltd.	3,700	175,324
Nishi-Nippon Railroad Co. Ltd.	1,000	24,903
Nobina AB*(b)	33,300	210,411
Odakyu Electric Railway Co. Ltd.	5,200	108,003
Sankyu, Inc.	2,333	80,429
SBS Transit Ltd.	30,400	62,959
Seibu Holdings, Inc.	2,600	23,165
Seino Holdings Co. Ltd.	7,500	92,287
Senko Group Holdings Co. Ltd.	73,600	545,056
Sixt SE*	550	41,299
Sixt SE (Preference)	298	15,100
Stef SA*	1,500	115,649
TFI International, Inc.	4,200	182,235
Tobu Railway Co. Ltd.	4,000	111,454
Tokyu Corp.	10,100	111,957
Tonami Holdings Co. Ltd.	5,000	266,717
Trancom Co. Ltd.	600	43,242
West Japan Railway Co.	4,500	192,717

		8,338,325

Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp.	3,100	167,124
ams AG*	9,611	160,166
ASM International NV	1,150	173,996
ASM Pacific Technology Ltd.	5,000	56,192
ASML Holding NV	7,200	2,551,646

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
BE Semiconductor Industries NV	2,972	131,509
Dialog Semiconductor plc*	720	33,034
Disco Corp.	700	166,641
Infineon Technologies AG	20,200	504,722
Japan Material Co. Ltd.	3,900	58,686
Lasertec Corp.	1,000	87,014
Melexis NV	495	42,349
Mimasu Semiconductor Industry Co. Ltd.	10,200	217,062
Nordic Semiconductor ASA*	13,828	135,861
Renesas Electronics Corp.*	15,600	85,281
Rohm Co. Ltd.	2,000	126,170
SCREEN Holdings Co. Ltd.	1,800	88,698
Shinko Electric Industries Co. Ltd.	5,800	86,345
Siltronic AG	1,016	91,308
SOITEC*	816	96,106
STMicroelectronics NV	13,450	378,689
SUMCO Corp.	7,600	116,088
Tokyo Electron Ltd.	2,500	680,980
Tower Semiconductor Ltd.*	3,423	71,403
Ulvac, Inc.	1,700	49,844

		6,356,914

Software - 1.2%
Altium Ltd.(a)	1,716	40,426
AVEVA Group plc	2,482	135,061
BlackBerry Ltd.*(a)	8,682	41,158
Blue Prism Group plc*(a)	4,832	73,757
Bravura Solutions Ltd.	5,168	15,492
Constellation Software, Inc.	404	477,854
Dassault Systemes SE	2,570	468,314
Descartes Systems Group, Inc. (The)*	832	46,839
Enghouse Systems Ltd.	1,300	73,671
Fuji Soft, Inc.	1,600	71,654
GB Group plc*	1,064	9,329
Hilan Ltd.*	1,569	69,913
IRESS Ltd.	8,665	63,819
Kinaxis, Inc.*	520	78,961
Lightspeed POS, Inc.*	2,184	61,697
Micro Focus International plc	11,284	41,039
Miroku Jyoho Service Co. Ltd.	1,000	20,070
Nemetschek SE	884	65,229
Nice Ltd.*	1,351	274,866
Open Text Corp.	4,200	189,039
Oracle Corp. Japan	800	95,942
Sage Group plc (The)	18,750	179,501
SAP SE	18,000	2,847,507
SimCorp A/S	1,250	146,063
Sinch AB*(b)	780	61,016
Software AG	1,320	61,812
Systena Corp.	5,200	78,002
TeamViewer AG*(b)	2,080	112,527
Technology One Ltd.	7,884	47,550
Temenos AG (Registered)(a)	867	128,663
Trend Micro, Inc.	2,500	145,418
WiseTech Global Ltd.(a)	4,953	73,350

		6,295,539

Investments	Shares	Value ($)
Specialty Retail - 2.1%
ABC-Mart, Inc.	700	36,943
Alpen Co. Ltd.(a)	10,200	142,779
AOKI Holdings, Inc.	3,800	19,552
Aoyama Trading Co. Ltd.	15,600	83,216
AP Eagers Ltd.(a)	83,250	484,189
Arcland Sakamoto Co. Ltd.	18,500	341,724
AT-Group Co. Ltd.	10,400	127,283
Autobacs Seven Co. Ltd.	2,100	24,390
Bic Camera, Inc.(a)	4,100	41,182
Bilia AB, Class A	41,550	406,284
CECONOMY AG*	89,100	321,350
Chiyoda Co. Ltd.	2,800	26,694
Clas Ohlson AB, Class B	5,460	61,756
DCM Holdings Co. Ltd.	2,400	30,167
Delek Automotive Systems Ltd.*	17,264	80,681
Dixons Carphone plc	466,950	451,074
Dufry AG (Registered)*(a)	17,700	450,234
Dunelm Group plc	2,604	42,038
EDION Corp.	50,000	480,942
Fast Retailing Co. Ltd.	1,100	583,136
Fenix Outdoor International AG*	369	41,146
Fielmann AG*	607	44,682
Fnac Darty SA*	10,150	401,840
Fox Wizel Ltd.	3,116	114,941
Geo Holdings Corp.	19,400	264,037
GrandVision NV(b)	1,506	43,186
Hennes & Mauritz AB, Class B(a)	17,100	265,673
Hikari Tsushin, Inc.	600	129,386
Hornbach Holding AG & Co. KGaA	4,300	415,424
IDOM, Inc.	20,800	95,806
Industria de Diseno Textil SA	17,550	467,355
JB Hi-Fi Ltd.(a)	2,881	94,359
JD Sports Fashion plc	8,827	70,161
JINS Holdings, Inc.(a)	900	60,948
Joshin Denki Co. Ltd.(a)	10,000	192,850
Joyful Honda Co. Ltd.	2,000	28,715
Kingfisher plc	51,151	162,401
Kohnan Shoji Co. Ltd.	15,000	557,552
Komeri Co. Ltd.	15,000	471,011
K’s Holdings Corp.	6,100	78,464
Leon’s Furniture Ltd.	12,116	121,115
Luk Fook Holdings International Ltd.(a)	166,672	357,422
Nishimatsuya Chain Co. Ltd.	1,300	13,033
Nitori Holdings Co. Ltd.	1,600	350,629
Nojima Corp.	20,000	499,007
PAL GROUP Holdings Co. Ltd.	8,800	90,638
Pets at Home Group plc(a)	26,936	110,091
Premier Investments Ltd.(a)	6,508	78,222
Shimachu Co. Ltd.	1,300	35,386
Super Retail Group Ltd.(a)	74,100	471,890
T-Gaia Corp.	1,000	17,885
United Arrows Ltd.	9,400	123,935
USS Co. Ltd.	1,000	14,859
Valora Holding AG (Registered)*(a)	1,350	222,601
Vivo Energy plc(a)(b)	175,250	169,292

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Watches of Switzerland Group plc*(a)(c)	48,000	163,485
WH Smith plc	3,339	41,195
World Co. Ltd.	10,200	119,433
Xebio Holdings Co. Ltd.	7,600	48,879
Yamada Denki Co. Ltd.	7,800	33,714
Yellow Hat Ltd.	20,200	264,035

		11,582,297

Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd.	8,000	123,636
Canon, Inc.(a)	18,600	294,842
Eizo Corp.	1,400	51,906
Elecom Co. Ltd.	800	39,497
FUJIFILM Holdings Corp.	7,300	325,679
Konica Minolta, Inc.	18,900	49,694
Logitech International SA (Registered)	3,529	257,120
MCJ Co. Ltd.	35,000	298,591
Ricoh Co. Ltd.	18,400	117,469
Riso Kagaku Corp.(a)	1,700	19,761
Seiko Epson Corp.	8,300	87,215
Toshiba TEC Corp.	1,100	42,084

		1,707,494

Textiles, Apparel & Luxury Goods - 1.9%
adidas AG*	3,450	954,224
Aritzia, Inc.*	2,860	37,856
Asics Corp.	5,200	57,543
Brunello Cucinelli SpA*	1,556	45,337
Burberry Group plc	8,750	143,842
Canada Goose Holdings, Inc.*	912	20,296
Chow Sang Sang Holdings International Ltd.(a)	220,000	234,471
Cie Financiere Richemont SA (Registered)	8,750	543,448
Coats Group plc	98,856	73,568
Crystal International Group Ltd.(b)	397,500	86,166
Delta Galil Industries Ltd.	960	9,848
Descente Ltd.*(a)	2,400	38,702
EssilorLuxottica SA - IM*	2,578	344,479
EssilorLuxottica SA - MO*	2,522	334,610
Gildan Activewear, Inc.(a)	4,160	73,821
Goldwin, Inc.	1,900	112,674
Gunze Ltd.	700	25,357
Hermes International	601	487,670
HUGO BOSS AG	29,450	805,145
Japan Wool Textile Co. Ltd. (The)	27,400	234,531
Kering SA	1,250	712,087
Kurabo Industries Ltd.(a)	7,400	136,130
LVMH Moet Hennessy Louis Vuitton SE	4,450	1,929,884
Moncler SpA*	3,061	118,000
Onward Holdings Co. Ltd.	70,000	170,813
Pacific Textiles Holdings Ltd.	350,000	163,480
Pandora A/S	3,850	244,558
Puma SE*	2,000	155,712
Samsonite International SA*(a)(b)	672,600	629,190
Seiko Holdings Corp.	15,300	208,091
Seiren Co. Ltd.	28,600	327,305

Investments	Shares	Value ($)
Stella International Holdings Ltd.	300,500	292,350
Swatch Group AG (The)	364	76,425
Swatch Group AG (The) (Registered)	1,465	58,362
Tod’s SpA*(a)	245	7,057
TSI Holdings Co. Ltd.(a)	44,800	125,421
Wacoal Holdings Corp.	1,500	25,196
Yondoshi Holdings, Inc.	1,400	23,331
Yue Yuen Industrial Holdings Ltd.	22,000	34,915

		10,101,895

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG*	25,850	476,549
Deutsche Pfandbriefbank AG*(b)	67,050	426,958
Equitable Group, Inc.	5,150	298,081
Genworth Mortgage Insurance Australia Ltd.	94,900	115,357
Home Capital Group, Inc.*	25,700	432,267
OneSavings Bank plc	193,341	598,874
Paragon Banking Group plc	122,000	503,113

		2,851,199

Tobacco - 0.7%
British American Tobacco plc	66,850	2,215,012
Imperial Brands plc	27,700	463,906
Japan Tobacco, Inc.	35,000	599,830
Scandinavian Tobacco Group A/S(b)	29,651	437,328
Swedish Match AB	2,000	153,935

		3,870,011

Trading Companies & Distributors - 1.6%
AddTech AB, Class B	572	26,729
Advan Co. Ltd.(a)	1,200	14,335
Ashtead Group plc	7,300	233,303
Beijer Ref AB	780	30,544
Brenntag AG	2,505	154,388
Bunzl plc	6,800	196,172
Electrocomponents plc(a)	2,548	21,938
Ferguson plc	4,050	361,037
Finning International, Inc.(a)	4,111	58,619
Grafton Group plc	11,760	99,324
Hanwa Co. Ltd.	24,200	426,870
Howden Joinery Group plc	18,150	116,799
IMCD NV	1,540	159,451
Inaba Denki Sangyo Co. Ltd.	1,600	36,697
Inabata & Co. Ltd.	24,200	266,651
Indutrade AB*	2,198	111,308
ITOCHU Corp.(a)	46,100	1,002,837
Japan Pulp & Paper Co. Ltd.	6,500	221,933
Kanamoto Co. Ltd.	16,123	324,351
Kanematsu Corp.	35,000	380,025
Marubeni Corp.	53,000	243,119
Mitsubishi Corp.	45,000	902,086
Mitsui & Co. Ltd.	50,800	756,258
MonotaRO Co. Ltd.	2,800	119,304
Nagase & Co. Ltd.	4,900	56,170
Nippon Steel Trading Corp.	5,600	166,840
Nishio Rent All Co. Ltd.	11,100	210,599
Reece Ltd.(a)	5,999	42,979
Rexel SA*	4,641	54,803

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Richelieu Hardware Ltd.	1,340	33,212
Russel Metals, Inc.(a)	24,650	330,139
Seven Group Holdings Ltd.	104	1,270
Sojitz Corp.	43,300	90,507
Sumitomo Corp.	37,200	411,652
Toromont Industries Ltd.	2,678	145,985
Toyota Tsusho Corp.	5,900	148,323
Travis Perkins plc	8,632	125,588
Wakita & Co. Ltd.(a)	20,000	171,002
Yamazen Corp.	47,200	425,885
Yuasa Trading Co. Ltd.	10,000	265,866

		8,944,898

Transportation Infrastructure - 0.4%
Aena SME SA*(b)	1,250	163,037
Aeroports de Paris	555	52,503
ASTM SpA*(a)	3,971	84,429
Atlantia SpA*	12,300	195,627
Atlas Arteria Ltd.	29,113	137,797
Auckland International Airport Ltd.	22,876	97,224
Enav SpA(b)	12,657	51,875
Flughafen Zurich AG (Registered)*(a)	320	40,453
Fraport AG Frankfurt Airport Services Worldwide*	890	34,751
Getlink SE*	10,082	151,767
Hamburger Hafen und Logistik AG	1,220	21,178
James Fisher & Sons plc(a)	1,322	19,850
Kamigumi Co. Ltd.	800	14,513
Port of Tauranga Ltd.(a)	5,225	26,801
Qube Holdings Ltd.	63,361	124,049
SATS Ltd.	19,000	37,964
Signature Aviation plc	24,573	75,792
Sumitomo Warehouse Co. Ltd. (The)	7,600	85,323
Sydney Airport	2,756	10,337
Transurban Group	41,835	414,327
Westshore Terminals Investment Corp.(a)	18,700	239,980

		2,079,577

Water Utilities - 0.1%
Pennon Group plc	4,356	60,917
Severn Trent plc	6,000	192,938
United Utilities Group plc	12,750	150,609

		404,464

Wireless Telecommunication Services - 1.2%
1&1 Drillisch AG	987	26,237
Airtel Africa plc(a)(b)	442,750	312,637
Freenet AG	2,198	38,064
KDDI Corp.	46,800	1,442,554
Millicom International Cellular SA, SDR	1,924	57,870
NTT DOCOMO, Inc.	18,600	511,487
Rogers Communications, Inc., Class B	7,750	316,480
SmarTone Telecommunications Holdings Ltd.	4,740	2,477
Softbank Corp.	30,100	402,690
SoftBank Group Corp.	28,282	1,764,114

Investments	Shares	Value ($)
StarHub Ltd.	17,700	15,747
Tele2 AB, Class B	12,774	181,224
VEON Ltd.	19,670	33,913
Vodafone Group plc	825,150	1,251,526

		6,357,020

TOTAL COMMON STOCKS (Cost $549,647,756)		529,860,431

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(f)

Diversified Telecommunication Services - 0.0%(f)
Cellnex Telecom SA, expiring 8/7/2020, price 39.45 EUR*	4,650	19,520

Electric Utilities - 0.0%(f)
EDP - Energias de Portugal SA, expiring 8/6/2020, price 3.30 EUR*	34,050	3,471

Metals & Mining - 0.0%(f)
Pan American Silver Corp., CVR*	41,840	34,936

TOTAL RIGHTS (Cost $–)		57,927

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.0%(f)

Equity Real Estate Investment Trusts (REITs) - 0.0%(f)
UK Commercial Property REIT Ltd. (Cost $21,348)	18,880	17,024

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 0.8%

REPURCHASE AGREEMENTS - 0.8%
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $1,505,342, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $1,531,417	1,505,333	1,505,333
NBC Global Finance Ltd., 0.24%, dated 7/31/2020, due 8/3/2020, repurchase price $700,014, collateralized by various Common Stocks; total market value $783,245	700,000	700,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Societe Generale, 0.22%, dated 7/31/2020, due 8/3/2020, repurchase price $2,000,037, collateralized by various Common Stocks; total market value $2,214,862	2,000,000	2,000,000

		4,205,333

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $4,205,333)		4,205,333

Total Investments - 98.4% (Cost $553,874,437)		534,140,715
Other Assets Less Liabilities - 1.6%		8,879,560

Net Assets - 100.0%		543,020,275

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $40,644,002, collateralized in the form of cash with a value of $4,205,333 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $15,512,391 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 31, 2020 – November 15, 2049 and $23,894,486 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 15, 2020 – March 22, 2062; a total value of $43,612,210.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $145,538, which represents approximately 0.03% of net assets of the Fund.

(e)	Amount represents less than one share.
(f)	Represents less than 0.05% of net assets.
(g)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $4,205,333.

Percentages shown are based on Net Assets.

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
CVR	Contingent Value Rights
DI	Depositary Interest
EUR	Euro
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	120	09/18/2020	EUR	$4,516,677	$95,166
FTSE 100 Index	32	09/18/2020	GBP	2,472,330	(70,321)
Hang Seng Index	2	08/28/2020	HKD	316,856	(3,240)
S&P/TSX 60 Index	11	09/17/2020	CAD	1,585,577	58,577
SGX Nikkei 225 Index	30	09/10/2020	JPY	3,094,912	(114,189)
SPI 200 Index	8	09/17/2020	AUD	843,081	7,321

					$(26,686)

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	629,089	Bank of New York	USD	433,013	09/16/2020	$18,211
AUD	309,804	Toronto-Dominion Bank (The)	USD	212,595	09/16/2020	9,617
CAD	1,104,150	Toronto-Dominion Bank (The)	USD	814,419	09/16/2020	9,979
CHF	340,038	Toronto-Dominion Bank (The)	USD	358,173	09/16/2020	16,096
DKK	1,360,413	Toronto-Dominion Bank (The)	USD	204,465	09/16/2020	11,717
EUR	341,802	JPMorgan Chase Bank	USD	387,398	09/16/2020	17,167
EUR	999,145	Toronto-Dominion Bank (The)	USD	1,121,914	09/16/2020	60,696
GBP	784,825	Goldman Sachs & Co.	USD	988,371	09/16/2020	41,959
GBP	385,612	JPMorgan Chase Bank	USD	486,702	09/16/2020	19,536
GBP	538,889	Toronto-Dominion Bank (The)	USD	670,803	09/16/2020	36,658
HKD	1,942,847	Bank of New York	USD	250,452	09/16/2020	234
HKD	2,671,631	Goldman Sachs & Co.	USD	344,623	09/16/2020	98
ILS	1,506,173	Morgan Stanley	USD	437,368	09/16/2020	5,668
JPY	23,647,717	JPMorgan Chase Bank	USD	220,683	09/16/2020	3,097
JPY	337,728,976	Toronto-Dominion Bank (The)	USD	3,161,035	09/16/2020	34,912
NOK	1,450,557	Bank of New York	USD	152,920	09/16/2020	6,883
NZD	317,104	UBS AG	USD	208,467	09/16/2020	2,781
SEK	3,654,576	JPMorgan Chase Bank	USD	396,963	09/16/2020	21,186
SGD	474,355	Morgan Stanley	USD	339,869	09/16/2020	6,079

Total unrealized appreciation						$322,574

USD	424,609	Citibank NA	CHF	400,826	09/16/2020	$(16,568)
USD	209,394	Bank of New York	DKK	1,368,665	09/16/2020	(8,099)
USD	191,394	Toronto-Dominion Bank (The)	GBP	151,664	09/16/2020	(7,713)
USD	425,531	Citibank NA	HKD	3,299,860	09/16/2020	(251)
USD	205,677	Bank of New York	ILS	709,202	09/16/2020	(2,933)
USD	1,692,920	Toronto-Dominion Bank (The)	JPY	181,385,766	09/16/2020	(23,543)
USD	244,632	BNP Paribas SA	NZD	378,159	09/16/2020	(7,289)
USD	374,185	Bank of New York	SGD	519,111	09/16/2020	(4,404)

Total unrealized depreciation						$(70,800)

Net unrealized appreciation						$251,774

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Australia	5.2%
Austria	0.3
Belgium	1.0
Canada	8.8
Denmark	1.8
Finland	0.9
France	7.2
Germany	7.0
Hong Kong	2.9
Ireland	0.6
Israel	1.1
Italy	2.7
Japan	27.5
Netherlands	3.0
New Zealand	0.4
Norway	1.0
Portugal	0.2
Singapore	1.3
Spain	2.2
Sweden	3.6
Switzerland	5.7
United Kingdom	13.2
Other[1]	2.4

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.2%

Aerospace & Defense - 0.2%
AECC Aviation Power Co. Ltd., Class A	4,700	24,828
Aselsan Elektronik Sanayi ve Ticaret A/S	10,701	54,061
AVIC Aircraft Co. Ltd., Class A	4,700	15,960
AviChina Industry & Technology Co. Ltd., Class H(a)	70,000	41,638
Bharat Electronics Ltd.	17,280	22,139
China Aerospace Times Electronics Co. Ltd., Class A*	14,100	14,990
China Spacesat Co. Ltd., Class A	4,700	23,791
Embraer SA*	15,600	22,805
Hanwha Aerospace Co. Ltd.*	899	18,336
Korea Aerospace Industries Ltd.	1,458	29,309
LIG Nex1 Co. Ltd.	430	12,145
United Aircraft Corp. PJSC*^	25,155,036	165,751

		445,753

Air Freight & Logistics - 0.2%
Gulf Warehousing Co.	2,888	3,992
Hyundai Glovis Co. Ltd.	799	74,776
Kerry TJ Logistics Co. Ltd.	4,000	5,359
SF Holding Co. Ltd., Class A	4,700	47,758
Sinotrans Ltd., Class A	23,500	11,414
STO Express Co. Ltd., Class A	4,700	11,084
YTO Express Group Co. Ltd., Class A	4,700	10,310
ZTO Express Cayman, Inc., ADR	6,439	238,565

		403,258

Airlines - 0.6%
Aegean Airlines SA*	16,027	67,279
Aeroflot PJSC*	229,379	255,118
Air Arabia PJSC	963,782	301,744
Air China Ltd., Class H	94,000	58,339
AirAsia Group Bhd.*	641,600	96,845
Asiana Airlines, Inc.*	44,018	150,742
Azul SA (Preference)*	5,400	21,068
China Airlines Ltd.*	87,000	23,729
China Eastern Airlines Corp. Ltd., Class A*	47,000	29,697
China Southern Airlines Co. Ltd., Class A*	37,600	28,714
Eva Airways Corp.	74,798	27,703
Hainan Airlines Holding Co. Ltd., Class A*	47,000	10,640
Hanjin Kal Corp.	643	45,335
InterGlobe Aviation Ltd.(b)	1,564	20,484
Jeju Air Co. Ltd.*	755	9,886
Korean Air Lines Co. Ltd.*	3,419	49,933
Pegasus Hava Tasimaciligi A/S*	15,845	108,562
Spring Airlines Co. Ltd., Class A	4,700	26,687
Turk Hava Yollari AO*	29,986	45,927

		1,378,432

Investments	Shares	Value ($)
Auto Components - 1.2%
Balkrishna Industries Ltd.	938	16,576
Bharat Forge Ltd.	5,654	28,866
Bosch Ltd.	208	36,362
Cheng Shin Rubber Industry Co. Ltd.	47,000	54,469
Cub Elecparts, Inc.	3,009	12,377
Endurance Technologies Ltd.(b)	1,456	17,624
Exide Industries Ltd.	5,676	11,809
Fuyao Glass Industry Group Co. Ltd., Class H(b)	14,400	40,226
Hankook Technology Group Co. Ltd.	8,899	106,812
Hankook Tire & Technology Co. Ltd.	3,102	67,825
Hota Industrial Manufacturing Co. Ltd.	1,826	5,947
Huayu Automotive Systems Co. Ltd., Class A	9,400	28,283
Hyundai Mobis Co. Ltd.	2,209	381,022
Hyundai Wia Corp.	6,775	216,090
Kenda Rubber Industrial Co. Ltd.	12,307	11,721
Kumho Tire Co., Inc.*	3,552	8,616
Mando Corp.	1,363	31,518
Minth Group Ltd.	12,000	35,767
Motherson Sumi Systems Ltd.	24,184	30,678
MRF Ltd.	19	15,504
Nan Kang Rubber Tire Co. Ltd.	20,000	30,927
Nexen Tire Corp.	11,321	49,602
Nexteer Automotive Group Ltd.	376,000	238,208
Ningbo Joyson Electronic Corp., Class A	4,700	15,192
S&T Motiv Co. Ltd.	3,807	143,474
Sebang Global Battery Co. Ltd.	2,961	73,814
SL Corp.	1,545	14,783
Sundram Fasteners Ltd.	3,224	17,925
Tianneng Power International Ltd.(a)	330,000	766,432
WABCO India Ltd.	172	16,001
Weifu High-Technology Group Co. Ltd., Class A	4,700	14,842
Xinyi Glass Holdings Ltd.	94,000	137,782

		2,677,074

Automobiles - 1.9%
Astra International Tbk. PT	639,200	225,471
BAIC Motor Corp. Ltd., Class H(b)	752,000	366,773
Bajaj Auto Ltd.	1,739	69,849
Brilliance China Automotive Holdings Ltd.	94,000	96,181
BYD Co. Ltd., Class A*	4,100	50,161
BYD Co. Ltd., Class H(a)	7,000	66,882
China Motor Corp.*	5,400	7,161

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Chongqing Changan Automobile Co. Ltd., Class A*	9,400	14,909
Dongfeng Motor Group Co. Ltd., Class H	100,000	71,611
DRB-Hicom Bhd.	275,200	123,321
Eicher Motors Ltd.	237	65,382
Ford Otomotiv Sanayi A/S	3,529	41,967
Geely Automobile Holdings Ltd.	188,000	395,396
Great Wall Motor Co. Ltd., Class A	9,400	17,980
Great Wall Motor Co. Ltd., Class H(a)	117,500	114,768
Guangzhou Automobile Group Co. Ltd., Class A	9,400	14,546
Guangzhou Automobile Group Co. Ltd., Class H(a)	94,000	89,874
Hero MotoCorp Ltd.	1,927	68,941
Hyundai Motor Co.	4,653	494,044
Hyundai Motor Co. (2nd Preference)	1,316	76,437
Hyundai Motor Co. (3rd Preference)	54	2,901
Hyundai Motor Co. (Preference)	752	43,552
Kia Motors Corp.	8,413	285,282
Mahindra & Mahindra Ltd.	14,852	120,394
Maruti Suzuki India Ltd.	2,115	177,052
NIO, Inc., ADR*(a)	13,740	164,056
Oriental Holdings Bhd.	130,900	165,169
SAIC Motor Corp. Ltd., Class A	23,500	61,212
Sanyang Motor Co. Ltd.	282,000	201,191
Tata Motors Ltd.*	68,055	95,197
Tata Motors Ltd., Class A*	13,101	6,567
Tofas Turk Otomobil Fabrikasi A/S	6,639	24,180
TVS Motor Co. Ltd.	3,564	18,460
UMW Holdings Bhd.	20,800	12,019
Yadea Group Holdings Ltd.*(b)	470,000	394,790
Yulon Motor Co. Ltd.*	47,000	38,024

		4,281,700

Banks - 13.4%
Absa Group Ltd.	26,790	124,725
Abu Dhabi Commercial Bank PJSC(c)	106,643	145,746
Abu Dhabi Islamic Bank PJSC	19,571	19,714
AFFIN Bank Bhd.*	128,116	48,950
Agricultural Bank of China Ltd., Class A	343,100	158,781
Agricultural Bank of China Ltd., Class H	940,000	333,540
Akbank T.A.S.*	72,533	54,456
Akbank T.A.S., ADR*	20,016	30,424
Al Khalij Commercial Bank PQSC	851,029	362,289
Al Rajhi Bank	18,330	287,872
Alinma Bank*	17,860	69,813
Alior Bank SA*	35,464	138,610
Alliance Bank Malaysia Bhd.	456,900	230,605
Alpha Bank AE*	41,378	25,541
AMMB Holdings Bhd.	70,500	48,219
AU Small Finance Bank Ltd.*(b)	2,288	22,645
Axis Bank Ltd.*	34,780	200,672

Investments	Shares	Value ($)
Banco Bradesco SA	42,551	169,442
Banco Bradesco SA (Preference)	148,600	640,552
Banco Davivienda SA (Preference)	433	3,205
Banco de Bogota SA	4,042	67,303
Banco de Chile	699,266	67,147
Banco de Credito e Inversiones SA	987	35,209
Banco del Bajio SA*(a)(b)	303,100	233,963
Banco do Brasil SA*	42,300	272,856
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	85,600	234,480
Banco Santander Chile	1,190,886	51,843
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	228,000	146,610
Bancolombia SA	6,862	49,325
Bancolombia SA (Preference)	12,596	89,529
Bandhan Bank Ltd.*(b)	7,423	34,241
Bangkok Bank PCL, NVDR	18,800	59,989
Bank Al Habib Ltd.	446,500	170,307
Bank AlBilad	7,473	46,866
Bank Alfalah Ltd.	587,500	131,193
Bank Al-Jazira	12,573	40,162
Bank BTPN Syariah Tbk. PT	91,200	21,551
Bank Central Asia Tbk. PT	183,300	391,710
Bank Handlowy w Warszawie SA*	1,034	10,128
Bank Mandiri Persero Tbk. PT	611,000	242,726
Bank Millennium SA*	248,161	188,865
Bank Negara Indonesia Persero Tbk. PT	267,900	84,407
Bank of Ayudhya PCL, NVDR	56,400	37,983
Bank of Baroda*	41,116	25,721
Bank of Beijing Co. Ltd., Class A	65,800	45,535
Bank of Changsha Co. Ltd., Class A	9,400	11,502
Bank of Chengdu Co. Ltd., Class A	18,800	22,384
Bank of China Ltd., Class A	239,700	114,364
Bank of China Ltd., Class H	2,585,000	867,203
Bank of Chongqing Co. Ltd., Class H	235,000	122,803
Bank of Communications Co. Ltd., Class A	112,800	76,929
Bank of Communications Co. Ltd., Class H	729,000	404,467
Bank of Hangzhou Co. Ltd., Class A	18,800	25,428
Bank of Jiangsu Co. Ltd., Class A	37,600	32,593
Bank of Nanjing Co. Ltd., Class A	37,600	41,805
Bank of Ningbo Co. Ltd., Class A	18,800	78,034
Bank of Shanghai Co. Ltd., Class A	42,300	50,182
Bank of the Philippine Islands	52,640	73,052
Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,682,600	63,386
Bank Polska Kasa Opieki SA*	5,076	68,802
Bank Rakyat Indonesia Persero Tbk. PT	930,600	201,418
Bank Tabungan Negara Persero Tbk. PT	1,790,100	155,101
Banque Saudi Fransi	8,319	66,878
BDO Unibank, Inc.	33,840	60,596

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
BIMB Holdings Bhd.	15,380	12,369
BNK Financial Group, Inc.	11,562	49,881
BOC Hong Kong Holdings Ltd.	117,500	327,475
Canara Bank*	128,025	174,294
Capitec Bank Holdings Ltd.	1,222	63,445
Chang Hwa Commercial Bank Ltd.	104,344	67,676
China Banking Corp.	534,174	217,174
China CITIC Bank Corp. Ltd., Class H	423,000	184,478
China Construction Bank Corp., Class A	28,200	24,727
China Construction Bank Corp., Class H	3,384,000	2,480,080
China Everbright Bank Co. Ltd., Class A	112,800	61,091
China Everbright Bank Co. Ltd., Class H	141,000	52,942
China Merchants Bank Co. Ltd., Class A	56,400	281,212
China Merchants Bank Co. Ltd., Class H	124,500	580,717
China Minsheng Banking Corp. Ltd., Class A	108,100	85,805
China Minsheng Banking Corp. Ltd., Class H(a)	188,000	118,376
Chong Hing Bank Ltd.	94,000	108,916
Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	13,872
Chongqing Rural Commercial Bank Co. Ltd., Class H	94,000	38,084
CIMB Group Holdings Bhd.	206,800	175,097
City Union Bank Ltd.	9,675	15,674
Commercial Bank PSQC (The)	48,645	55,178
Commercial International Bank Egypt SAE	54,708	215,749
Credicorp Ltd.	2,397	304,826
Credit Agricole Egypt SAE	44,424	75,106
Credit Bank of Moscow PJSC*	394,190	31,572
CTBC Financial Holding Co. Ltd.	658,000	435,754
DGB Financial Group, Inc.	66,133	285,870
Doha Bank QPSC*	649,905	423,036
Dubai Islamic Bank PJSC	70,500	72,359
E.Sun Financial Holding Co. Ltd.	188,645	174,513
Emirates NBD Bank PJSC	49,726	119,673
Eurobank Ergasias Services and Holdings SA*	94,564	39,786
Federal Bank Ltd.*	637,217	459,094
First Abu Dhabi Bank PJSC	72,286	214,901
First Financial Holding Co. Ltd.	145,120	116,910
Grupo Aval Acciones y Valores SA (Preference)	143,679	33,527
Grupo Bolivar SA, REIT	16,356	287,257
Grupo Elektra SAB de CV(a)	1,175	63,101
Grupo Financiero Banorte SAB de CV, Class O*	89,300	321,515
Grupo Financiero Inbursa SAB de CV, Class O*	61,100	44,024
Grupo Security SA	518,964	104,219
Habib Bank Ltd.	32,200	23,640

Investments	Shares	Value ($)
Hana Financial Group, Inc.	9,588	237,406
Hong Leong Bank Bhd.	14,100	49,882
Hong Leong Financial Group Bhd.	5,000	15,849
Hua Nan Financial Holdings Co. Ltd.	157,350	107,963
Huaxia Bank Co. Ltd., Class A	47,000	42,828
Huishang Bank Corp. Ltd., Class H(a)	893,000	293,818
ICICI Bank Ltd.*	75,247	348,814
IDFC First Bank Ltd.*	42,452	15,094
Industrial & Commercial Bank of China Ltd., Class H	2,679,000	1,583,162
Industrial Bank Co. Ltd., Class A	61,100	137,091
Industrial Bank of Korea	9,353	63,667
ING Bank Slaski SA*	237	8,383
Intercorp Financial Services, Inc.(b)	1,040	26,260
Itau CorpBanca Chile SA	1,015,777	3,595
Itau Unibanco Holding SA (Preference)	164,500	849,707
Itausa SA	19,909	46,466
Itausa SA (Preference)	79,900	163,766
JB Financial Group Co. Ltd.	58,797	227,015
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	23,500	25,084
Kasikornbank PCL, NVDR	40,000	103,904
KB Financial Group, Inc.	12,689	375,434
Kiatnakin Bank PCL, NVDR	20,800	25,848
King’s Town Bank Co. Ltd.	24,000	29,412
Komercni banka A/S*(a)	2,394	55,498
Kotak Mahindra Bank Ltd.*	17,343	316,608
Krung Thai Bank PCL, NVDR	136,300	43,055
LH Financial Group PCL, NVDR	2,213,700	70,282
Malayan Banking Bhd.	112,800	204,051
Malaysia Building Society Bhd.	100,217	12,645
Masraf Al Rayan QSC	71,628	77,471
mBank SA*	532	26,717
MCB Bank Ltd.	16,300	17,325
Mega Financial Holding Co. Ltd.	188,000	207,609
Metropolitan Bank & Trust Co.	38,560	26,874
Moneta Money Bank A/S(a)(b)	175,830	402,074
National Bank of Greece SA*	13,649	17,940
National Bank of Pakistan*	118,000	21,854
National Commercial Bank	22,936	221,997
Nedbank Group Ltd.	13,677	84,317
OTP Bank Nyrt.*	7,050	251,470
Philippine National Bank*	305,500	123,085
Ping An Bank Co. Ltd., Class A	56,400	107,798
Piraeus Bank SA*	132,994	181,956
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	329,000	181,264
Powszechna Kasa Oszczednosci Bank Polski SA*	26,273	153,133
Public Bank Bhd.	52,200	209,292
Punjab National Bank*	51,127	21,835
Qatar International Islamic Bank QSC	18,460	41,625
Qatar Islamic Bank SAQ	17,797	78,696
Qatar National Bank QPSC	66,740	329,942
RBL Bank Ltd.(b)	185,576	420,577

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Regional SAB de CV*	42,300	109,791
RHB Bank Bhd.	108,100	127,986
Riyad Bank	41,830	188,940
Samba Financial Group	13,813	95,023
Santander Bank Polska SA*	1,005	40,505
Sberbank of Russia PJSC	362,370	1,079,749
Sberbank of Russia PJSC (Preference)	26,798	73,888
Security Bank Corp.	5,130	9,604
Shanghai Commercial & Savings Bank Ltd. (The)	58,568	84,670
Shanghai Pudong Development Bank Co. Ltd., Class A	89,300	132,552
Shinhan Financial Group Co. Ltd.	15,257	385,459
Siam Commercial Bank PCL (The), NVDR	61,100	131,282
SinoPac Financial Holdings Co. Ltd.	188,000	68,347
Standard Bank Group Ltd.	47,329	301,866
State Bank of India*	61,053	156,239
Taichung Commercial Bank Co. Ltd.	76,000	30,354
Taishin Financial Holding Co. Ltd.	395,278	180,135
Taiwan Business Bank	117,035	40,351
Taiwan Cooperative Financial Holding Co. Ltd.	134,000	97,889
Thanachart Capital PCL, NVDR	20,200	22,511
Tisco Financial Group PCL, NVDR	9,900	20,637
TMB Bank PCL, NVDR	852,800	25,981
Turkiye Garanti Bankasi A/S*	76,563	77,007
Turkiye Halk Bankasi A/S*	28,578	22,602
Turkiye Is Bankasi A/S, Class C*	60,301	41,471
Turkiye Vakiflar Bankasi TAO, Class D*	51,728	33,351
Union Bank of India*	303,479	117,639
Union Bank of Taiwan	116,946	41,518
United Bank Ltd.	186,000	126,823
VTB Bank PJSC*	206,441,531	107,153
Woori Financial Group, Inc.	18,612	132,787
Yapi ve Kredi Bankasi A/S*	80,342	24,634
Yes Bank Ltd.*	47,953	7,660

		30,291,214

Beverages - 0.7%
Ambev SA*	65,800	175,693
Anadolu Efes Biracilik ve Malt Sanayii A/S	9,872	27,383
Arca Continental SAB de CV	9,700	47,975
Becle SAB de CV	10,700	21,499
Carabao Group PCL, NVDR	2,800	10,910
Carlsberg Brewery Malaysia Bhd.	1,100	6,538
China Resources Beer Holdings Co. Ltd.	25,107	174,611
Cia Cervecerias Unidas SA	1,212	9,417
Coca-Cola Femsa SAB de CV(a)	9,400	38,935
Coca-Cola Icecek A/S	2,875	18,380
Distell Group Holdings Ltd.	3,420	13,581
Embotelladora Andina SA (Preference), Class B	9,513	23,880

Investments	Shares	Value ($)
Emperador, Inc.	55,200	10,221
Fomento Economico Mexicano SAB de CV	28,200	173,531
Fraser & Neave Holdings Bhd.	3,700	28,361
Heineken Malaysia Bhd.	1,900	10,092
Hey Song Corp.	2,000	2,164
Hite Jinro Co. Ltd.	348	12,136
Jiangsu King’s Luck Brewery JSC Ltd., Class A	4,700	29,273
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	40,634
Kweichow Moutai Co. Ltd., Class A	1,600	384,711
Lotte Chilsung Beverage Co. Ltd.	150	12,716
Luzhou Laojiao Co. Ltd., Class A	2,400	40,569
Osotspa PCL, NVDR	20,400	27,804
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,700	43,925
Tsingtao Brewery Co. Ltd., Class H	8,000	71,224
United Breweries Ltd.	1,379	17,542
United Spirits Ltd.*	5,911	45,921
Varun Beverages Ltd.	1,161	10,989
Vina Concha y Toro SA	1,616	2,690
Wuliangye Yibin Co. Ltd., Class A	4,700	146,465

		1,679,770

Biotechnology - 0.6%
3SBio, Inc.*(a)(b)	18,480	22,462
ABLBio, Inc.*	1,133	30,431
Alteogen, Inc.*	302	48,213
Amicogen, Inc.*	514	16,157
BeiGene Ltd.*	6,700	110,223
Biocon Ltd.*	6,644	36,376
Celltrion, Inc.*	1,692	421,083
China Biologic Products Holdings, Inc.*	416	44,242
Green Cross Cell Corp.	258	9,138
Green Cross Corp.	145	27,627
Green Cross Holdings Corp.	631	14,009
G-treeBNT Co. Ltd.*	525	12,867
Helixmith Co. Ltd.*	432	19,617
Hualan Biological Engineering, Inc., Class A	4,700	43,724
Hugel, Inc.*	126	16,593
Innovent Biologics, Inc.*(b)	17,500	107,255
Jinyu Bio-Technology Co. Ltd., Class A	4,700	19,657
MedPacto, Inc.*	235	18,817
Medytox, Inc.	110	15,945
OBI Pharma, Inc.*	2,584	10,320
PharmaEssentia Corp.*	5,000	19,799
Seegene, Inc.	421	92,016
Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	13,912
SillaJen, Inc.*(c)	2,522	25,614
TaiMed Biologics, Inc.*	1,000	2,973
Tanvex BioPharma, Inc.*	9,000	13,211
Zai Lab Ltd., ADR*(a)	635	48,330

		1,260,611

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Building Products - 0.2%
Astral Poly Technik Ltd.	237	3,055
China Lesso Group Holdings Ltd.	47,000	90,723
Kajaria Ceramics Ltd.	2,608	14,132
Kyung Dong Navien Co. Ltd.	208	8,817
LG Hausys Ltd.	2,538	133,355
Taiwan Glass Industry Corp.*	56,000	19,307
Trakya Cam Sanayii A/S	197,469	106,947

		376,336

Capital Markets - 2.0%
Administradora de Fondos de Pensiones Habitat SA	57,246	38,082
B3 SA - Brasil Bolsa Balcao	32,900	400,933
Banco BTG Pactual SA*	4,700	78,023
Bolsa Mexicana de Valores SAB de CV	6,900	13,967
Bursa Malaysia Bhd.	17,700	38,781
Caitong Securities Co. Ltd., Class A	9,400	22,545
Capital Securities Corp.	944,000	383,471
Changjiang Securities Co. Ltd., Class A	14,100	17,455
China Cinda Asset Management Co. Ltd., Class H	282,000	53,124
China Everbright Ltd.	28,000	44,799
China Galaxy Securities Co. Ltd., Class A	18,800	35,205
China Galaxy Securities Co. Ltd., Class H	23,500	14,039
China Huarong Asset Management Co. Ltd., Class H(b)	208,000	23,618
China International Capital Corp. Ltd., Class H*(b)	28,400	67,059
China Merchants Securities Co. Ltd., Class A	12,220	37,696
CITIC Securities Co. Ltd., Class A	14,100	60,525
CITIC Securities Co. Ltd., Class H(a)	47,000	109,401
Coronation Fund Managers Ltd.	7,009	16,176
CSC Financial Co. Ltd., Class H(b)	376,000	563,743
Daishin Securities Co. Ltd.	14,523	126,165
Daishin Securities Co. Ltd. (Preference)	7,008	54,645
Daou Technology, Inc.	11,844	206,281
Dubai Financial Market PJSC	67,052	14,786
Egyptian Financial Group-Hermes Holding Co.*	232,989	201,185
Everbright Securities Co. Ltd., Class A	9,400	32,337
Founder Securities Co. Ltd., Class A	14,100	17,333
GF Securities Co. Ltd., Class A	14,100	31,515
GF Securities Co. Ltd., Class H(a)	9,400	11,268
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	9,400	30,559
Guosen Securities Co. Ltd., Class A	14,100	26,667
Guotai Junan International Holdings Ltd.(a)	1,316,000	186,782

Investments	Shares	Value ($)
Guotai Junan Securities Co. Ltd., Class A	14,100	37,333
Guotai Junan Securities Co. Ltd., Class H(b)	3,600	5,955
Haitong Securities Co. Ltd., Class A*	18,800	37,980
Haitong Securities Co. Ltd., Class H*	37,600	34,931
HDFC Asset Management Co. Ltd.(b)	782	25,292
Huatai Securities Co. Ltd., Class A	9,400	28,000
Huatai Securities Co. Ltd., Class H(b)	28,200	50,941
IBF Financial Holdings Co. Ltd.	47,398	18,364
ICICI Securities Ltd.(b)	1,880	11,434
Investec Ltd.	133,523	260,636
Jih Sun Financial Holdings Co. Ltd.	38,410	13,898
JSE Ltd.	2,795	19,040
KIWOOM Securities Co. Ltd.	579	46,654
Korea Investment Holdings Co. Ltd.	1,739	71,084
Macquarie Korea Infrastructure Fund	5,397	51,189
Meritz Securities Co. Ltd.	6,708	17,342
Mirae Asset Daewoo Co. Ltd.	12,408	82,172
Mirae Asset Daewoo Co. Ltd. (2nd Preference)	6,840	24,572
Moscow Exchange MICEX-RTS PJSC	25,591	45,870
Nanjing Securities Co. Ltd., Class A	9,400	21,104
NH Investment & Securities Co. Ltd.	4,841	35,676
Nippon Life India Asset Management Ltd.(b)	5,244	18,635
Noah Holdings Ltd., ADR*	800	24,376
Orient Securities Co. Ltd., Class A	9,400	15,771
President Securities Corp.*	376,000	210,497
PSG Konsult Ltd.	3,256	1,338
Reinet Investments SCA	3,713	70,626
Samsung Securities Co. Ltd.	2,632	63,955
SDIC Capital Co. Ltd., Class A	9,400	19,946
Shenwan Hongyuan Group Co. Ltd., Class A*	18,800	15,704
Shenwan Hongyuan Group Co. Ltd., Class H(b)	75,200	23,966
Shinyoung Securities Co. Ltd.	1,739	65,318
Sinolink Securities Co. Ltd., Class A	9,400	19,434
Warsaw Stock Exchange	1,040	12,123
Yuanta Securities Korea Co. Ltd.*	45,590	109,249

		4,568,570

Chemicals - 3.7%
Aarti Industries Ltd.	893	11,822
Advanced Petrochemical Co.	238	3,268
AECI Ltd.	56,118	286,378
Alpek SAB de CV(a)	145,700	114,961
Asian Paints Ltd.	6,674	153,039

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Barito Pacific Tbk. PT*	474,700	30,888
Batu Kawan Bhd.	11,800	42,580
Bayer CropScience Ltd.	141	10,466
Berger Paints India Ltd.	4,933	34,716
Braskem SA (Preference), Class A	5,300	23,213
Castrol India Ltd.	9,090	13,785
Chandra Asri Petrochemical Tbk. PT	51,500	25,838
China Lumena New Materials Corp.*‡(c)	22,200	—
China Man-Made Fiber Corp.	611,425	129,196
China Petrochemical Development Corp.*	76,000	20,962
China Risun Group Ltd.(a)(b)	517,000	142,088
China Steel Chemical Corp.	8,000	26,899
Ciech SA*	13,348	109,455
Coromandel International Ltd.	1,898	19,791
D&L Industries, Inc.*	110,800	10,394
Dongjin Semichem Co. Ltd.	206	5,464
Dongyue Group Ltd.(a)	564,000	248,154
Ecopro Co. Ltd.	8,003	243,838
Egypt Kuwait Holding Co. SAE	12,262	12,826
Engro Corp. Ltd.	11,270	21,158
Engro Fertilizers Ltd.	229,500	91,607
Eternal Materials Co. Ltd.	19,010	20,084
Fauji Fertilizer Co. Ltd.	40,039	26,566
Foosung Co. Ltd.	1,768	12,198
Formosa Chemicals & Fibre Corp.	57,000	131,144
Formosa Plastics Corp.	64,000	171,500
Fufeng Group Ltd.*	517,000	187,449
Grand Pacific Petrochemical*	376,000	177,767
Grupa Azoty SA*	18,506	141,337
Hansol Chemical Co. Ltd.	224	28,484
Hanwha Solutions Corp.	2,820	60,358
HDC Holdings Co. Ltd.	18,232	148,592
Hengli Petrochemical Co. Ltd., Class A	14,100	32,869
Hengyi Petrochemical Co. Ltd., Class A	14,100	20,505
Huabao International Holdings Ltd.(a)	376,000	427,901
Huchems Fine Chemical Corp.	8,106	113,283
Indorama Ventures PCL, NVDR	84,600	67,826
Jiangsu Eastern Shenghong Co. Ltd., Class A	14,100	11,859
Kansai Nerolac Paints Ltd.	2,196	12,726
KCC Corp.	170	19,192
Kolon Industries, Inc.	7,496	212,032
Korea Petrochemical Ind Co. Ltd.	1,873	183,150
Kumho Petrochemical Co. Ltd.	752	53,399
LG Chem Ltd.	705	336,109
LG Chem Ltd. (Preference)	152	33,937
Lomon Billions Group Co. Ltd., Class A	4,700	15,879
Lotte Chemical Corp.	564	79,767
Lotte Chemical Titan Holding Bhd.(b)	41,200	19,434
LOTTE Fine Chemical Co. Ltd.	7,353	270,013

Investments	Shares	Value ($)
Mesaieed Petrochemical Holding Co.	76,751	43,951
Misr Fertilizers Production Co. SAE	8,771	24,907
Nan Ya Plastics Corp.	81,000	168,943
National Industrialization Co.*	5,584	15,366
National Petrochemical Co.	4,256	27,349
Navin Fluorine International Ltd.	517	12,169
OCI Co. Ltd.*	721	33,950
Orbia Advance Corp. SAB de CV(a)	28,733	45,627
Oriental Union Chemical Corp.	236,000	124,467
Petkim Petrokimya Holding A/S*	47,514	26,618
Petronas Chemicals Group Bhd.	47,000	68,505
PhosAgro PJSC	1,097	39,748
PI Advanced Materials Co. Ltd.	520	14,840
PI Industries Ltd.	1,268	29,840
Pidilite Industries Ltd.	2,350	42,626
PTT Global Chemical PCL, NVDR	61,100	92,093
Rongsheng Petro Chemical Co. Ltd., Class A	9,400	22,492
Sahara International Petrochemical Co.	10,787	41,878
Sasa Polyester Sanayi A/S*	2,128	4,125
Sasol Ltd.*	21,526	172,221
Saudi Arabian Fertilizer Co.	3,525	73,312
Saudi Basic Industries Corp.	13,583	321,973
Saudi Industrial Investment Group	9,541	46,504
Saudi Kayan Petrochemical Co.*	15,322	33,215
Scientex Bhd.	8,700	18,672
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	4,700	15,576
Shanghai Huayi Group Co. Ltd., Class B	61,100	28,350
Shinkong Synthetic Fibers Corp.	611,000	232,557
Sinoma Science & Technology Co. Ltd., Class A	9,400	28,040
SK Chemicals Co. Ltd.	3,362	759,088
SK Materials Co. Ltd.	65	13,372
SKC Co. Ltd.	545	31,975
Sociedad Quimica y Minera de Chile SA (Preference), Class B	2,021	61,547
Soda Sanayii A/S	152,305	142,278
Solar Industries India Ltd.*	1,040	14,124
Soulbrain Holdings Co. Ltd.(c)	527	42,420
SRF Ltd.	401	20,332
Sumitomo Chemical India Ltd.*	2,585	9,231
Supreme Industries Ltd.	1,204	20,749
Taekwang Industrial Co. Ltd.	124	70,878
Tata Chemicals Ltd.	1,541	6,297
Tianqi Lithium Corp., Class A*	4,700	17,037
TOA Paint Thailand PCL, NVDR	12,000	14,912
Tongkun Group Co. Ltd., Class A	9,400	19,448
TSRC Corp.	34,000	17,932
UPL Ltd.*	10,811	69,096
USI Corp.	329,000	129,154
Vinythai PCL, NVDR	98,700	75,333
Wanhua Chemical Group Co. Ltd., Class A	4,700	45,515

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Yanbu National Petrochemical Co.	5,217	72,056
Zhejiang Huafeng Spandex Co. Ltd., Class A	14,100	13,677
Zhejiang Longsheng Group Co. Ltd., Class A	9,400	19,906
Zhejiang Satellite Petrochemical Co. Ltd., Class A	9,400	24,646

		8,409,063

Commercial Services & Supplies - 0.1%
A-Living Services Co. Ltd., Class H(b)	5,000	28,225
China Everbright International Ltd.	141,000	87,145
Cleanaway Co. Ltd.	1,000	5,274
Country Garden Services Holdings Co. Ltd.	15,887	95,832
ECOVE Environment Corp.	1,000	7,339
Greentown Service Group Co. Ltd.(b)	30,000	41,031
S-1 Corp.	347	26,359
Sunny Friend Environmental Technology Co. Ltd.	1,000	8,875
Taiwan Secom Co. Ltd.	3,165	9,292
Taiwan Shin Kong Security Co. Ltd.*	8,240	10,562

		319,934

Communications Equipment - 0.2%
Accton Technology Corp.	10,000	78,342
Advanced Ceramic X Corp.	1,000	13,962
KMW Co. Ltd.*	563	33,551
Seojin System Co. Ltd.	5,358	169,995
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	4,700	29,798
Wistron NeWeb Corp.	10,093	22,154
ZTE Corp., Class A*	4,700	26,377
ZTE Corp., Class H	18,800	55,550

		429,729

Construction & Engineering - 1.3%
BES Engineering Corp.	55,000	14,025
Budimex SA	460	28,722
CH Karnchang PCL, NVDR	737	432
China Communications Construction Co. Ltd., Class A	14,100	15,960
China Communications Construction Co. Ltd., Class H(a)	170,000	98,926
China Communications Services Corp. Ltd., Class H	1,056,000	683,998
China Conch Venture Holdings Ltd.	21,500	92,378
China Energy Engineering Corp. Ltd., Class H(a)	2,914,000	308,312
China National Chemical Engineering Co. Ltd., Class A	14,100	11,636
China Railway Construction Corp. Ltd., Class A	23,500	29,596
China Railway Construction Corp. Ltd., Class H	73,500	58,704
China Railway Group Ltd., Class A*	47,000	37,508

Investments	Shares	Value ($)
China Railway Group Ltd., Class H	141,000	71,317
China State Construction Engineering Corp. Ltd., Class A	126,900	91,454
China State Construction International Holdings Ltd.	80,000	47,276
CTCI Corp.	11,000	13,105
Daelim Industrial Co. Ltd.	1,175	82,548
Daewoo Engineering & Construction Co. Ltd.*	10,058	29,463
Gamuda Bhd.	47,221	39,648
GEK Terna Holding Real Estate Construction SA*	1,216	8,311
GS Engineering & Construction Corp.	1,786	40,400
HDC Hyundai Development Co-Engineering & Construction, Class E	1,236	22,512
Hyundai Engineering & Construction Co. Ltd.	2,658	76,523
IJM Corp. Bhd.	78,400	29,585
IS Dongseo Co. Ltd.	5,806	213,449
KEPCO Engineering & Construction Co., Inc.	602	8,186
Larsen & Toubro Ltd.	9,010	110,005
Larsen & Toubro Ltd., GDR(b)	296	3,653
Malaysian Resources Corp. Bhd.	83,200	10,989
Metallurgical Corp. of China Ltd., Class A	65,800	26,397
Power Construction Corp. of China Ltd., Class A	37,600	22,680
Samsung Engineering Co. Ltd.*	3,308	33,041
Shanghai Construction Group Co. Ltd., Class A	23,500	10,505
Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	12,162
Sino-Thai Engineering & Construction PCL, NVDR	11,571	5,492
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	9,400	12,081
Taeyoung Engineering & Construction Co. Ltd.	2,609	35,038
Tekfen Holding A/S	81,263	178,139
Totalindo Eka Persada Tbk. PT*	262,900	900
United Integrated Services Co. Ltd.	3,000	21,045
Voltas Ltd.*	2,990	23,916
Waskita Karya Persero Tbk. PT	1,734,500	74,251
Wijaya Karya Persero Tbk. PT	1,264,600	103,074

		2,837,342

Construction Materials - 1.6%
ACC Ltd.	1,404	26,751
Ambuja Cements Ltd.	18,139	53,365
Anhui Conch Cement Co. Ltd., Class A	9,400	82,721
Anhui Conch Cement Co. Ltd., Class H	39,000	294,631
Asia Cement China Holdings Corp.(a)	189,000	213,869
Asia Cement Corp.	94,000	128,191

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
BBMG Corp., Class A	42,300	19,576
BBMG Corp., Class H(a)	141,000	30,928
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	4,700	36,916
Cahya Mata Sarawak Bhd.*	197,400	80,077
Cementos Argos SA	5,520	5,419
Cementos Argos SA (Preference)	10,296	8,740
Cemex SAB de CV	568,700	174,772
Chia Hsin Cement Corp.	235,000	133,165
China Jushi Co. Ltd., Class A	14,100	27,960
China National Building Material Co. Ltd., Class H	130,050	201,698
China Resources Cement Holdings Ltd.	68,000	93,004
China Shanshui Cement Group Ltd.*	603,000	169,614
Dalmia Bharat Ltd.	1,648	16,756
Gansu Shangfeng Cement Co. Ltd., Class A	4,700	20,357
Grasim Industries Ltd.	7,614	64,428
Grupo Argos SA	7,752	21,208
Grupo Argos SA (Preference)	5,396	11,202
Grupo Cementos de Chihuahua SAB de CV(a)	68,500	323,424
Guangdong Tapai Group Co. Ltd., Class A	9,400	21,104
Huaxin Cement Co. Ltd., Class A	9,400	36,889
Indocement Tunggal Prakarsa Tbk. PT*	32,900	27,886
Lucky Cement Ltd.	5,787	20,161
POSCO Chemical Co. Ltd.	578	36,677
Ramco Cements Ltd. (The)	2,289	21,171
Saudi Cement Co.	2,022	30,192
Semen Indonesia Persero Tbk. PT	56,400	35,636
Shree Cement Ltd.	188	54,559
Siam Cement PCL (The), NVDR	9,400	115,154
Southern Province Cement Co.	1,634	28,102
Ssangyong Cement Industrial Co. Ltd.	290	1,232
Taiwan Cement Corp.	149,000	228,883
Tangshan Jidong Cement Co. Ltd., Class A	4,700	12,902
TPI Polene PCL, NVDR	1,977,200	81,162
UltraTech Cement Ltd.	2,023	111,336
Union Andina de Cementos SAA	346,719	152,333
West China Cement Ltd.	1,222,000	260,161
Yanbu Cement Co.	2,888	23,641

		3,537,953

Consumer Finance - 0.6%
360 Finance, Inc., ADR*	23,218	321,802
AEON Credit Service M Bhd.	37,300	80,934
Aju Capital Co. Ltd.	8,460	81,305
Bajaj Finance Ltd.	4,042	175,663
Cholamandalam Investment and Finance Co. Ltd.	4,975	13,466
Krungthai Card PCL, NVDR	4,300	4,240

Investments	Shares	Value ($)
LexinFintech Holdings Ltd., ADR*(a)	28,341	241,182
Mahindra & Mahindra Financial Services Ltd.*	129,039	224,660
Manappuram Finance Ltd.	6,929	14,680
Muangthai Capital PCL, NVDR*	20,600	33,031
Muthoot Finance Ltd.	2,622	44,644
Samsung Card Co. Ltd.	1,140	27,079
Shriram Transport Finance Co. Ltd.	5,358	49,510
Srisawad Corp. PCL, NVDR	15,203	23,402
Sundaram Finance Ltd.	1,310	22,374
Transaction Capital Ltd.	17,028	18,339
Yixin Group Ltd.*(a)(b)	75,000	19,064
Yulon Finance Corp.*	1,100	3,943

		1,399,318

Containers & Packaging - 0.3%
Cheng Loong Corp.	460,000	364,300
Klabin SA	14,100	55,958
Taiwan Hon Chuan Enterprise Co. Ltd.	113,000	206,370

		626,628

Distributors - 0.1%
Inter Cars SA*	3,739	198,390
Liaoning Cheng Da Co. Ltd., Class A	9,400	37,643
Wuchan Zhongda Group Co. Ltd., Class A	42,300	27,757
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	14,100	14,768

		278,558

Diversified Consumer Services - 0.5%
Cairo Investment & Real Estate Development Co. SAE	14,617	11,899
China Education Group Holdings Ltd.(b)	13,000	24,657
China Maple Leaf Educational Systems Ltd.(a)	56,000	19,365
China Yuhua Education Corp. Ltd.(b)	28,000	27,060
Cogna Educacao	31,200	49,625
GSX Techedu, Inc., ADR*(a)	520	46,342
Lung Yen Life Service Corp.	2,000	4,014
MegaStudyEdu Co. Ltd.	3,384	96,430
New Oriental Education & Technology Group, Inc., ADR*	1,786	250,397
Offcn Education Technology Co. Ltd., Class A	4,700	21,522
TAL Education Group, ADR*	5,969	466,597
Wisdom Education International Holdings Co. Ltd.(b)	40,000	22,709
YDUQS Participacoes SA	5,200	33,852
Youdao, Inc., ADR*(a)	376	15,909

		1,090,378

Diversified Financial Services - 0.9%
Aditya Birla Capital Ltd.*	135,185	97,758
Avic Capital Co. Ltd., Class A	23,500	15,960
Bajaj Holdings & Investment Ltd.	750	26,628
Chailease Holding Co. Ltd.	16,460	68,830

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Corp. Financiera Colombiana SA*	37,530	250,647
CSSC Hong Kong Shipping Co. Ltd.(b)	564,000	78,594
Far East Horizon Ltd.(a)	94,000	77,381
FirstRand Ltd.	170,845	389,471
Grupo de Inversiones Suramericana SA	9,776	50,868
Grupo de Inversiones Suramericana SA (Preference)	4,992	21,851
Haci Omer Sabanci Holding A/S	48,316	58,011
Haitong UniTrust International Leasing Co. Ltd., Class H(b)	470,000	82,475
Inversiones La Construccion SA	14,215	100,477
L&T Finance Holdings Ltd.	23,796	19,085
Meritz Financial Group, Inc.	947	6,756
Metro Pacific Investments Corp.	381,000	24,189
NICE Holdings Co. Ltd.	728	12,465
Power Finance Corp. Ltd.	34,352	37,124
PSG Group Ltd.(a)	3,290	29,809
REC Ltd.	33,417	44,735
Remgro Ltd.	19,975	108,422
RMB Holdings Ltd.	39,805	3,179
Turkiye Sinai Kalkinma Bankasi A/S*	595,490	96,412
Yuanta Financial Holding Co. Ltd.	423,000	259,912

		1,961,039

Diversified Telecommunication Services - 1.5%
Asia Pacific Telecom Co. Ltd.*	68,164	17,126
Bharti Infratel Ltd.	16,168	41,515
China Telecom Corp. Ltd., Class H	470,000	140,087
China Tower Corp. Ltd., Class H(b)	752,000	136,812
China Unicom Hong Kong Ltd.	188,000	104,792
Chunghwa Telecom Co. Ltd.	56,000	209,323
CITIC Telecom International Holdings Ltd.	752,000	238,693
Emirates Telecommunications Group Co. PJSC	30,832	139,674
Hellenic Telecommunications Organization SA	4,841	71,556
Jasmine International PCL, NVDR	76,400	8,428
LG Uplus Corp.	9,118	87,629
Link Net Tbk. PT	289,700	37,800
Magyar Telekom Telecommunications plc	208,774	263,758
O2 Czech Republic A/S*	2,797	26,944
Oi SA*	2,491,000	870,879
Ooredoo QPSC	32,524	59,849
Orange Polska SA*	14,014	26,419
Rostelecom PJSC	45,672	55,314
Rostelecom PJSC (Preference)*	15,392	17,692
Sarana Menara Nusantara Tbk. PT	315,700	24,542
Saudi Telecom Co.	10,246	265,548
Telecom Egypt Co.	24,843	20,098
Telefonica Brasil SA (Preference)	11,989	121,253
Telekom Malaysia Bhd.	41,600	39,245
Telekomunikasi Indonesia Persero Tbk. PT	822,500	171,824
Telesites SAB de CV*(a)	22,200	16,646

Investments	Shares	Value ($)
Telkom SA SOC Ltd.(a)	119,127	202,524
TIME dotCom Bhd.	3,000	7,726
Tower Bersama Infrastructure Tbk. PT	121,300	10,718
True Corp. PCL, NVDR	305,900	32,962
Turk Telekomunikasyon A/S	19,746	20,483

		3,487,859

Electric Utilities - 1.7%
Adani Transmission Ltd.*	6,748	21,273
Alupar Investimento SA	3,500	16,237
Celsia SA ESP	11,648	13,137
Centrais Eletricas Brasileiras SA	12,700	90,118
Centrais Eletricas Brasileiras SA (Preference), Class B	9,400	69,428
CESC Ltd.	31,349	230,280
CEZ A/S	5,593	112,413
Cia de Transmissao de Energia Eletrica Paulista (Preference)	5,200	22,515
Cia Energetica de Minas Gerais*	6,200	14,554
Cia Energetica de Minas Gerais (Preference)*	29,962	69,066
Cia Paranaense de Energia (Preference)*	4,700	59,930
CPFL Energia SA	4,700	28,349
EDP - Energias do Brasil SA	9,400	33,513
Enea SA*	84,285	161,042
Enel Americas SA	1,302,699	202,163
Enel Chile SA	647,898	55,640
Energa SA*	99,170	207,288
Energisa SA	4,700	44,375
Enerjisa Enerji A/S(b)	7,676	9,117
Engie Energia Chile SA	29,491	42,275
Equatorial Energia SA	14,100	69,148
Federal Grid Co. Unified Energy System PJSC	12,705,298	33,984
Holding Co. ADMIE IPTO SA	43,522	113,737
Inter RAO UES PJSC	1,364,292	106,138
Interconexion Electrica SA ESP	7,661	39,452
Korea Electric Power Corp.*	4,465	71,581
Light SA*	92,200	334,738
Manila Electric Co.	6,110	32,947
Mosenergo PJSC	3,807,000	111,267
Neoenergia SA*	4,700	19,095
PGE Polska Grupa Energetyczna SA*	34,874	61,886
Power Grid Corp. of India Ltd.	75,294	179,448
ROSSETI PJSC	1,466,436	31,458
RusHydro PJSC*	4,496,324	45,998
Saudi Electricity Co.	14,899	62,291
SJVN Ltd.	217,657	64,152
Tata Power Co. Ltd. (The)	801,271	521,596
Tauron Polska Energia SA*	489,787	340,993
Tenaga Nasional Bhd.	51,700	139,492
Torrent Power Ltd.	2,350	10,223
Transmissora Alianca de Energia Eletrica SA	7,600	42,279

		3,934,616

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Electrical Equipment - 0.5%
ABB India Ltd.	427	5,108
AcBel Polytech, Inc.	184,000	141,323
Amara Raja Batteries Ltd.	1,222	11,584
Bharat Heavy Electricals Ltd.	558,609	268,431
Bizlink Holding, Inc.	1,103	7,361
China High Speed Transmission Equipment Group Co. Ltd.	20,000	12,206
Dongfang Electric Corp. Ltd., Class A	9,400	13,953
Doosan Fuel Cell Co. Ltd.*	611	23,437
Doosan Heavy Industries & Construction Co. Ltd.*	5,872	51,751
Ecopro BM Co. Ltd.	198	23,300
ElSewedy Electric Co.	36,609	15,405
Fangda Carbon New Material Co. Ltd., Class A*	14,100	13,818
Gunkul Engineering PCL, NVDR	144,480	12,417
Havells India Ltd.	3,948	30,774
Kung Long Batteries Industrial Co. Ltd.	1,000	5,137
LS Corp.	1,128	39,718
LS Electric Co. Ltd.	842	37,881
NARI Technology Co. Ltd., Class A	4,700	14,310
Shanghai Electric Group Co. Ltd., Class H*	94,000	28,988
Taihan Electric Wire Co. Ltd.*	7,800	5,244
Teco Electric and Machinery Co. Ltd.	46,000	42,711
V-Guard Industries Ltd.	1,032	2,246
Voltronic Power Technology Corp.*	1,389	42,199
Walsin Lihwa Corp.	94,000	45,886
WEG SA	14,100	182,419
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	37,600	37,842
Zhuzhou CRRC Times Electric Co. Ltd., Class H	13,300	46,677

		1,162,126

Electronic Equipment, Instruments & Components - 3.2%
AAC Technologies Holdings, Inc.(a)	14,000	111,455
Asia Optical Co., Inc.	8,000	18,843
AU Optronics Corp.*	363,000	123,790
Aurora Corp.	4,900	14,251
BH Co. Ltd.*	10,152	198,967
BOE Technology Group Co. Ltd., Class A	61,100	40,882
Camsing International Holding Ltd.*‡(c)	22,000	1,646
Career Technology MFG. Co. Ltd.*	11,330	11,893
Chang Wah Electromaterials, Inc.	11,000	68,153
Cheng Uei Precision Industry Co. Ltd.	141,000	191,324
Chilisin Electronics Corp.	3,490	11,175

Investments	Shares	Value ($)
China Railway Signal & Communication Corp. Ltd., Class H(b)	658,000	286,116
Chroma ATE, Inc.	8,000	44,923
Compeq Manufacturing Co. Ltd.	20,000	33,112
Concraft Holding Co. Ltd.*	3,512	15,345
Coretronic Corp.	188,000	228,145
Daea TI Co. Ltd.	1,964	11,638
Daeduck Co. Ltd.	226	1,299
Delta Electronics, Inc.	27,000	184,335
Elite Material Co. Ltd.	5,000	30,210
Feelux Co. Ltd.*	1,427	5,174
Foxconn Technology Co. Ltd.	44,000	81,408
General Interface Solution Holding Ltd.	5,000	23,469
Genius Electronic Optical Co. Ltd.	2,237	51,774
GoerTek, Inc., Class A	4,700	28,754
Hana Microelectronics PCL, NVDR	22,400	26,040
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	14,100	74,727
Hannstar Board Corp.	136,928	195,381
HannStar Display Corp.*	103,000	24,331
Hollysys Automation Technologies Ltd.	25,737	311,418
Hon Hai Precision Industry Co. Ltd.	426,000	1,140,091
Honeywell Automation India Ltd.	76	27,426
Huagong Tech Co. Ltd., Class A	4,700	15,744
Inari Amertron Bhd.	78,000	39,000
Innolux Corp.*	376,000	106,532
ITEQ Corp.	7,554	34,554
KCE Electronics PCL, NVDR	27,600	24,783
Kingboard Holdings Ltd.	24,000	70,140
Kingboard Laminates Holdings Ltd.	21,000	23,601
L&F Co. Ltd.	574	19,512
Largan Precision Co. Ltd.	2,000	261,141
LG Display Co. Ltd.*	7,238	76,548
LG Innotek Co. Ltd.	342	46,216
Lingyi iTech Guangdong Co., Class A*	9,400	15,973
Lotes Co. Ltd.	1,256	19,251
Luxshare Precision Industry Co. Ltd., Class A	9,400	78,909
Mcnex Co. Ltd.	5,358	173,818
Merry Electronics Co. Ltd.	4,161	22,584
OFILM Group Co. Ltd., Class A	4,700	13,098
Pan-International Industrial Corp.	184,000	112,431
Partron Co. Ltd.	19,901	187,083
Samsung Electro-Mechanics Co. Ltd.	893	105,310
Samsung SDI Co. Ltd.	893	297,942
Shengyi Technology Co. Ltd., Class A	4,700	19,374
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	9,400	17,360
Simplo Technology Co. Ltd.	3,200	35,611
Sinbon Electronics Co. Ltd.	3,253	19,322

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sunny Optical Technology Group Co. Ltd.	10,200	192,018
Supreme Electronics Co. Ltd.	178,000	180,464
Synnex Technology International Corp.	53,000	79,244
Taiwan Union Technology Corp.	7,000	32,498
Telcon RF Pharmaceutical, Inc.*	2,328	10,767
Tianma Microelectronics Co. Ltd., Class A	9,400	22,640
Tong Hsing Electronic Industries Ltd.*	4,000	19,185
Tripod Technology Corp.	20,000	86,706
Tunghsu Optoelectronic Technology Co. Ltd., Class A*	28,200	11,313
Unimicron Technology Corp.	24,000	52,679
Unisplendour Corp. Ltd., Class A*	4,700	29,495
Unitech Printed Circuit Board Corp.*	282,000	243,547
Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	16,303
VS Industry Bhd.	22,800	7,475
Wah Lee Industrial Corp.	68,000	126,973
Walsin Technology Corp.	6,378	38,210
Wingtech Technology Co. Ltd., Class A	1,500	32,678
Wintek Corp.*‡(c)	64,000	—
WPG Holdings Ltd.	47,440	64,615
WT Microelectronics Co. Ltd.	235,182	337,987
Wuhan Guide Infrared Co. Ltd., Class A	4,700	26,269
WUS Printed Circuit Kunshan Co. Ltd., Class A	4,700	16,202
Yageo Corp.	4,575	60,751
Zhejiang Crystal-Optech Co. Ltd., Class A	4,700	10,808
Zhejiang Dahua Technology Co. Ltd., Class A	9,400	28,673
Zhen Ding Technology Holding Ltd.	23,150	106,684

		7,287,516

Energy Equipment & Services - 0.1%
China Oilfield Services Ltd., Class A	9,400	18,640
China Oilfield Services Ltd., Class H	24,000	18,673
Dialog Group Bhd.	51,700	46,213
Serba Dinamik Holdings Bhd.	54,180	20,828
TMK PJSC*	157,450	128,103

		232,457

Entertainment - 0.8%
Alibaba Pictures Group Ltd.*(a)	340,000	47,379
Bilibili, Inc., ADR*	1,443	62,886
CD Projekt SA*	1,206	129,919
CJ CGV Co. Ltd.*	1,023	16,915
CMGE Technology Group Ltd.*	376,000	161,069
Com2uSCorp	332	33,607
DouYu International Holdings Ltd., ADR*(a)	1,081	14,550

Investments	Shares	Value ($)
HUYA, Inc., ADR*(a)	611	14,859
iQIYI, Inc., ADR*(a)	4,936	104,150
Jcontentree Corp.*	239	5,918
JYP Entertainment Corp.	1,093	27,385
NCSoft Corp.	282	191,961
NetDragon Websoft Holdings Ltd.	11,500	32,867
NetEase, Inc., ADR	1,269	581,735
Netmarble Corp.*(b)	799	85,842
NHN Corp.*	315	21,786
Pearl Abyss Corp.*	108	17,087
SM Entertainment Co. Ltd.*	831	21,797
SMI Holdings Group Ltd.*‡(c)	72,000	10,869
Soft-World International Corp.	5,000	17,239
Tencent Music Entertainment Group, ADR*	4,230	68,272
Webzen, Inc.*	474	13,229
Wemade Co. Ltd.	299	9,261
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	30,707
XPEC Entertainment, Inc.*‡(c)	14,800	—
Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	19,556

		1,740,845

Equity Real Estate Investment Trusts (REITs) - 1.2%
Concentradora Fibra Danhos SA de CV(a)	385,400	371,646
CPN Retail Growth Leasehold REIT	44,100	34,649
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	899,580	288,711
Equites Property Fund Ltd.	11,527	11,257
Fibra Uno Administracion SA de CV(a)	122,200	98,842
Fortress REIT Ltd., Class A	504,498	362,625
Fortress REIT Ltd., Class B	323,227	46,694
Growthpoint Properties Ltd.	124,597	97,241
IGB REIT	6,200	2,691
KLCCP Stapled Group	6,900	12,693
Pavilion REIT	15,000	5,342
PLA Administradora Industrial S de RL de CV	370,300	460,205
Prologis Property Mexico SA de CV	10,400	20,423
Redefine Properties Ltd.	2,360,179	440,747
Resilient REIT Ltd.	121,662	313,501
Sunway REIT	39,400	14,310
YTL Hospitality REIT	43,000	9,635
Yuexiu REIT	56,000	25,073

		2,616,285

Food & Staples Retailing - 0.8%
Abdullah Al Othaim Markets Co.	944	29,802
Al Meera Consumer Goods Co. QSC	1,990	10,467
Atacadao SA*	7,700	33,191
Avenue Supermarts Ltd.*(b)	2,021	55,742
Berli Jucker PCL	500	593
Berli Jucker PCL, NVDR	27,700	32,868

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
BGF retail Co. Ltd.	239	24,975
Bid Corp. Ltd.	5,264	86,771
BIM Birlesik Magazalar A/S	8,648	88,531
Cencosud SA	30,691	53,484
Clicks Group Ltd.	3,995	53,553
Cosco Capital, Inc.	1,432,000	143,363
CP ALL PCL, NVDR*	75,200	164,592
Dino Polska SA*(b)	801	44,604
Dis-Chem Pharmacies Ltd.(b)	17,784	18,057
Dongsuh Cos., Inc.	859	15,574
E-MART, Inc.	752	71,956
Eurocash SA*	592	2,494
Grupo Comercial Chedraui SA de CV	10,400	12,264
GS Retail Co. Ltd.	575	16,578
Hyundai Greenfood Co. Ltd.	20,245	134,072
InRetail Peru Corp.(b)	848	27,560
Magnit PJSC	893	54,847
Migros Ticaret A/S*	152	975
Organizacion Soriana SAB de CV, Class B	89,200	65,236
Philippine Seven Corp.	5,321	13,534
Pick n Pay Stores Ltd.	9,204	24,344
President Chain Store Corp.*	11,000	105,139
Puregold Price Club, Inc.	26,060	25,453
Raia Drogasil SA	4,700	112,042
Shoprite Holdings Ltd.	8,554	52,528
Sok Marketler Ticaret A/S*	7,298	14,043
SPAR Group Ltd. (The)	3,102	30,057
Sun Art Retail Group Ltd.	47,000	65,253
Taiwan TEA Corp.	8,000	4,547
Wal-Mart de Mexico SAB de CV	75,200	176,987

		1,866,076

Food Products - 2.0%
Alicorp SAA*	7,591	16,783
Almarai Co. JSC	5,123	73,217
Astra Agro Lestari Tbk. PT	20,800	13,819
Avanti Feeds Ltd.	507	3,027
AVI Ltd.	6,909	28,656
Binggrae Co. Ltd.	321	16,408
Bombay Burmah Trading Co.	9,024	151,832
BRF SA*	14,700	58,452
Britannia Industries Ltd.	1,457	74,466
Century Pacific Food, Inc.	17,700	5,215
Charoen Pokphand Foods PCL, NVDR	61,100	66,131
Charoen Pokphand Indonesia Tbk. PT*	145,900	62,207
China Feihe Ltd.(a)(b)	47,000	90,359
China Foods Ltd.(a)	46,789	16,723
China Huiyuan Juice Group Ltd.*‡(c)	24,000	—
China Mengniu Dairy Co. Ltd.*	47,000	220,439
CJ CheilJedang Corp.	235	76,137
CJ CheilJedang Corp. (Preference)	104	12,832
CP Pokphand Co. Ltd.	204,000	19,478
Daesang Corp.	8,790	188,136
Dali Foods Group Co. Ltd.(b)	45,500	27,769

Investments	Shares	Value ($)
Dongwon F&B Co. Ltd.	79	12,035
Dongwon Industries Co. Ltd.	723	114,088
Edita Food Industries SAE	17,343	10,100
FGV Holdings Bhd.	38,800	10,981
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,700	101,064
Genting Plantations Bhd.	10,400	24,774
Gruma SAB de CV, Class B	4,465	52,543
Grupo Bimbo SAB de CV, Series A(a)	28,200	50,944
Grupo Lala SAB de CV	16,800	9,130
Grupo Nutresa SA	3,592	19,461
Harim Holdings Co. Ltd.	12,039	67,400
Health & Happiness H&H International Holdings Ltd.	5,500	21,999
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,700	36,788
HUISHAN DAIRY*‡(c)	158,000	—
Indofood CBP Sukses Makmur Tbk. PT	51,800	32,641
Indofood Sukses Makmur Tbk. PT	98,700	43,604
Industrias Bachoco SAB de CV, Series B	3,000	8,946
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,700	24,667
International Holdings Co. PJSC*	5,000	43,804
IOI Corp. Bhd.	56,400	60,923
Japfa Comfeed Indonesia Tbk. PT	2,300,100	166,994
JBS SA	18,800	77,789
Jiangxi Zhengbang Technology Co. Ltd., Class A	4,700	14,525
Juhayna Food Industries	30,264	14,971
Kernel Holding SA	18,560	196,211
Kuala Lumpur Kepong Bhd.	9,631	53,152
Lien Hwa Industrial Holdings Corp.	15,967	25,563
Lotte Confectionery Co. Ltd.	658	60,752
Lotte Food Co. Ltd.	282	77,991
Marfrig Global Foods SA*	4,700	13,010
Mayora Indah Tbk. PT	83,900	13,504
Minerva SA*	117,500	306,514
Muyuan Foodstuff Co. Ltd., Class A	4,700	61,603
Namchow Holdings Co. Ltd.	6,000	8,602
Naturecell Co. Ltd.*	782	6,222
Nestle India Ltd.	517	114,179
Nestle Malaysia Bhd.	900	30,142
New Hope Liuhe Co. Ltd., Class A	4,700	21,899
NongShim Co. Ltd.	56	17,344
Oceana Group Ltd.	2,143	9,061
Orion Corp.	470	52,862
Orion Holdings Corp.	9,128	95,387
Ottogi Corp.	15	7,025
PPB Group Bhd.	14,080	65,419
Qianhe Condiment and Food Co. Ltd., Class A	4,700	23,394
QL Resources Bhd.	16,930	38,971
Samyang Corp.	1,692	90,465
Samyang Foods Co. Ltd.	86	8,590
Samyang Holdings Corp.	2,680	160,386

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
San Miguel Food and Beverage, Inc.	15,960	20,947
Savola Group (The)	5,311	65,849
Sawit Sumbermas Sarana Tbk. PT*	135,700	7,622
Sime Darby Plantation Bhd.	51,900	63,773
SPC Samlip Co. Ltd.	191	10,469
Standard Foods Corp.	7,652	16,012
Tata Consumer Products Ltd.	7,293	41,728
Thai Union Group PCL, NVDR	45,100	19,381
Thai Vegetable Oil PCL, NVDR	15,570	14,605
Tiger Brands Ltd.	1,924	19,923
Tingyi Cayman Islands Holding Corp.	40,000	74,527
Ulker Biskuvi Sanayi A/S*	4,225	15,775
Uni-President China Holdings Ltd.	3,000	3,252
Uni-President Enterprises Corp.	74,000	180,614
Universal Robina Corp.	16,450	40,971
Want Want China Holdings Ltd.	94,000	69,498
Yihai International Holding Ltd.*	9,000	110,262
Zhou Hei Ya International Holdings Co. Ltd.*(b)	14,000	11,236

		4,586,949

Gas Utilities - 0.5%
Aygaz A/S	41,454	75,015
Beijing Enterprises Holdings Ltd.	18,500	64,689
China Gas Holdings Ltd.	37,600	113,040
China Resources Gas Group Ltd.	12,000	59,147
China Tian Lun Gas Holdings Ltd.(a)	141,000	110,796
ENN Energy Holdings Ltd.	10,700	129,639
GAIL India Ltd.	57,528	74,320
Great Taipei Gas Co. Ltd.	5,000	5,248
Grupo Energia Bogota SA ESP	54,757	33,632
Gujarat Gas Ltd.	2,679	10,358
Gujarat State Petronet Ltd.	2,352	6,437
Indraprastha Gas Ltd.	4,564	24,628
Infraestructura Energetica Nova SAB de CV	9,400	28,032
Kunlun Energy Co. Ltd.	126,000	105,349
Mahanagar Gas Ltd.(b)	1,456	18,965
Perusahaan Gas Negara Tbk. PT	426,600	36,962
Petronas Gas Bhd.	14,100	55,868
Promigas SA ESP	10,792	18,873
Towngas China Co. Ltd.*	423,000	203,581
Zhongyu Gas Holdings Ltd.	10,000	9,303

		1,183,882

Health Care Equipment & Supplies - 0.3%
AK Medical Holdings Ltd.(b)	6,000	17,535
Blue Sail Medical Co. Ltd., Class A	4,700	21,004
Dentium Co. Ltd.*	344	11,838
DIO Corp.*	520	11,479
Ginko International Co. Ltd.	1,000	4,728
Hartalega Holdings Bhd.	28,200	134,881
Kossan Rubber Industries	11,400	47,321
Lifetech Scientific Corp.*	82,000	23,594
Microport Scientific Corp.(a)	11,098	53,842
Pihsiang Machinery Manufacturing Co. Ltd.*‡(c)	5,000	—

Investments	Shares	Value ($)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	91,507
St Shine Optical Co. Ltd.	1,000	10,582
Supermax Corp. Bhd.*	9,400	41,014
Top Glove Corp. Bhd.	26,700	162,971

		632,296

Health Care Providers & Services - 0.6%
Apollo Hospitals Enterprise Ltd.	1,544	34,561
Bangkok Chain Hospital PCL, NVDR	4,800	2,309
Bangkok Dusit Medical Services PCL, NVDR	75,200	53,296
Bumrungrad Hospital PCL, NVDR	6,600	24,235
Celltrion Healthcare Co. Ltd.*	1,547	122,706
Chabiotech Co. Ltd.*	1,560	26,188
Chularat Hospital PCL, NVDR	183,100	13,623
Cleopatra Hospital*	33,041	10,324
Dr Lal PathLabs Ltd.(b)	430	10,873
Fleury SA	3,600	17,710
Fortis Healthcare Ltd.*	9,651	17,802
Genertec Universal Medical Group Co. Ltd.(a)(b)	493,500	315,832
Hapvida Participacoes e Investimentos SA(b)	4,800	60,062
HLB Life Science Co. Ltd.*	1,132	15,867
IHH Healthcare Bhd.	56,400	71,830
Jinxin Fertility Group Ltd.(b)	28,000	39,091
KPJ Healthcare Bhd.	14,124	2,615
Life Healthcare Group Holdings Ltd.	30,687	31,302
Medipost Co. Ltd.*	446	10,426
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	20,727
Mitra Keluarga Karyasehat Tbk. PT(b)	100,200	16,471
Mouwasat Medical Services Co.	1,265	36,765
Netcare Ltd.	31,067	24,812
Notre Dame Intermedica Participacoes SA	6,200	79,510
Odontoprev SA	4,900	13,008
Qualicorp Consultoria e Corretora de Seguros SA	4,100	22,052
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	34,733	42,250
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	13,805
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,500	41,723
Sinopharm Group Co. Ltd., Class H	37,600	89,558

		1,281,333

Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd.*	58,000	160,151
Ping An Healthcare and Technology Co. Ltd.*(a)(b)	3,200	54,667

		214,818

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 0.5%
AmRest Holdings SE*	994	5,194
Ananti, Inc.*	1,058	9,236
Asset World Corp. PCL, NVDR	164,900	21,259
Berjaya Sports Toto Bhd.	11,300	5,597
Bloomberry Resorts Corp.	1,743,100	223,456
Central Plaza Hotel PCL*	1,600	1,149
Central Plaza Hotel PCL, NVDR*	8,600	6,178
DoubleUGames Co. Ltd.	312	19,903
Formosa International Hotels Corp.	2,311	10,768
Genting Bhd.	84,600	76,419
Genting Malaysia Bhd.	61,100	32,856
Gourmet Master Co. Ltd.	4,868	15,587
Grand Korea Leisure Co. Ltd.	1,040	11,130
Haidilao International Holding Ltd.(a)(b)	13,164	60,553
Hana Tour Service, Inc.	403	12,769
Huazhu Group Ltd., ADR	1,410	48,405
Indian Hotels Co. Ltd. (The)	9,131	9,319
Jollibee Foods Corp.	10,380	28,514
Jubilant Foodworks Ltd.	1,742	40,061
Kangwon Land, Inc.	2,256	43,268
Magnum Bhd.	19,400	9,746
Minor International PCL, NVDR*	41,600	24,280
MK Restaurants Group PCL, NVDR	10,400	16,426
OPAP SA	3,624	32,697
Paradise Co. Ltd.	2,112	23,222
Travellers International Hotel Group, Inc.*‡(c)	209,900	17,362
Xiabuxiabu Catering Management China Holdings Co. Ltd.*(b)	11,500	11,529
Yum China Holdings, Inc.	6,345	325,118

		1,142,001

Household Durables - 0.9%
Arcelik A/S*	11,215	37,086
Coway Co. Ltd.	894	57,554
Crompton Greaves Consumer Electricals Ltd.*	2,687	8,767
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,900	25,809
Dom Development SA*	4,277	112,322
Ez Tec Empreendimentos e Participacoes SA	3,515	27,798
Gree Electric Appliances, Inc. of Zhuhai, Class A	14,100	114,970
Haier Electronics Group Co. Ltd.(c)	23,000	79,682
Haier Smart Home Co. Ltd., Class A(c)	14,100	36,364
Hanssem Co. Ltd.	303	25,941
Hisense Home Appliances Group Co. Ltd., Class H	141,000	153,004
LG Electronics, Inc.	3,995	237,071
LG Electronics, Inc. (Preference)	1,345	30,368
Lock&Lock Co. Ltd.*	728	6,783
MRV Engenharia e Participacoes SA	118,500	435,685
NavInfo Co. Ltd., Class A*	4,700	12,545
Nien Made Enterprise Co. Ltd.	4,000	43,967
PIK Group PJSC*	5,594	36,702

Investments	Shares	Value ($)
Skyworth Group Ltd.*(a)	752,000	237,723
Symphony Ltd.	1,272	14,377
Tatung Co. Ltd.*	46,000	25,124
TCL Electronics Holdings Ltd.	376,000	222,683
TCL Technology Group Corp., Class A	28,200	25,293
TTK Prestige Ltd.	242	18,708
Vestel Elektronik Sanayi ve Ticaret A/S*	19,881	49,905
Whirlpool of India Ltd.	674	18,676

		2,094,907

Household Products - 0.2%
Hindustan Unilever Ltd.	13,776	406,932
Kimberly-Clark de Mexico SAB de CV, Class A	27,000	44,310
Unilever Indonesia Tbk. PT	75,200	43,266
Vinda International Holdings Ltd.	3,000	11,284

		505,792

Independent Power and Renewable Electricity Producers - 1.6%
Aboitiz Power Corp.	34,200	17,850
Adani Green Energy Ltd.*	5,541	25,230
Adani Power Ltd.*	320,320	151,570
AES Gener SA	195,885	33,593
AES Tiete Energia SA - UNIT*	9,400	27,374
B Grimm Power PCL, NVDR	15,300	24,042
Banpu Power PCL, NVDR	11,700	5,666
BCPG PCL, NVDR	1,600	790
CGN New Energy Holdings Co. Ltd.*(a)	564,000	101,881
CGN Power Co. Ltd., Class H(b)	329,000	69,194
China Everbright Greentech Ltd.(a)(b)	282,000	123,713
China Longyuan Power Group Corp. Ltd., Class H	1,392,000	996,826
China National Nuclear Power Co. Ltd., Class A	42,300	26,303
China Power International Development Ltd.	208,000	38,915
China Resources Power Holdings Co. Ltd.	54,000	68,840
China Yangtze Power Co. Ltd., Class A	28,200	74,222
Cia Energetica de Sao Paulo (Preference), Class B	78,100	480,080
Cikarang Listrindo Tbk. PT(b)	714,400	32,050
Colbun SA	116,548	21,094
Electricity Generating PCL, NVDR	4,700	35,722
Energy Absolute PCL, NVDR	32,900	49,852
Eneva SA*	4,700	45,476
Engie Brasil Energia SA	5,650	50,110
First Gen Corp.	44,800	24,568
GD Power Development Co. Ltd., Class A	42,300	12,364
Global Power Synergy PCL, NVDR	9,968	21,897
Gulf Energy Development PCL, NVDR	84,800	91,782

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Huadian Power International Corp. Ltd., Class A	51,700	26,889
Huaneng Lancang River Hydropower, Inc., Class A	23,500	12,862
Huaneng Power International, Inc., Class A	18,800	12,633
Huaneng Power International, Inc., Class H(a)	164,000	70,042
Hub Power Co. Ltd. (The)*	329,000	159,217
Hubei Energy Group Co. Ltd., Class A	23,500	12,694
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	32,900	11,926
JSW Energy Ltd.	151,633	93,032
NHPC Ltd.	79,420	21,550
NTPC Ltd.	137,099	159,433
OGK-2 PJSC	13,911,280	140,739
Ratch Group PCL, NVDR	9,300	17,820
SDIC Power Holdings Co. Ltd., Class A*	23,500	29,024
Shanghai Electric Power Co. Ltd., Class A	14,100	15,859
Shenergy Co. Ltd., Class A	14,100	11,515
Shenzhen Energy Group Co. Ltd., Class A	23,500	19,091
Sichuan Chuantou Energy Co. Ltd., Class A	9,400	12,862
SPCG PCL, NVDR	217,900	129,276
Taiwan Cogeneration Corp.	18,000	24,148
Terna Energy SA	933	12,180
TPI Polene Power PCL, NVDR	156,000	20,011
Unipro PJSC	284,000	10,834

		3,674,641

Industrial Conglomerates - 1.6%
3M India Ltd.*	69	19,440
Aamal Co.	835,379	176,437
Aboitiz Equity Ventures, Inc.	72,230	70,622
AG Anadolu Grubu Holding A/S	59,220	157,648
Alfa SAB de CV, Class A	98,700	53,548
Alliance Global Group, Inc.*	1,625,500	188,535
AntarChile SA	5,533	47,516
Ayala Corp.	4,700	69,480
Bidvest Group Ltd. (The)	6,674	51,703
CJ Corp.	564	39,008
DMCI Holdings, Inc.	1,512,300	109,244
Doosan Co. Ltd.	4,918	196,076
Dubai Investments PJSC	759,567	235,739
Enka Insaat ve Sanayi A/S	44,347	41,237
Far Eastern New Century Corp.	119,000	103,992
Fosun International Ltd.(a)	83,000	94,564
Godrej Industries Ltd.	3,377	16,002
Grupo Carso SAB de CV, Series A1	11,100	21,978
GT Capital Holdings, Inc.	2,280	20,367
Hanwha Corp.	1,692	36,073
Hanwha Corp. (3rd Preference)	1,425	14,173
HAP Seng Consolidated Bhd.	11,900	25,119

Investments	Shares	Value ($)
Hong Leong Industries Bhd.	29,400	54,848
Hyosung Corp.	201	11,523
Industries Qatar QSC	32,007	68,743
JG Summit Holdings, Inc.	53,820	68,392
KOC Holding A/S	42,958	99,524
LG Corp.	4,653	289,006
Lotte Corp.	1,363	35,465
LT Group, Inc.	131,600	20,084
Mytilineos SA	4,262	39,512
Quinenco SA	12,939	21,198
Samsung C&T Corp.	1,598	142,176
San Miguel Corp.	13,510	27,216
Shanghai Industrial Holdings Ltd.	183,000	266,819
Siemens Ltd.	2,710	42,094
Sigdo Koppers SA	104,727	122,012
Sime Darby Bhd.	21,700	11,157
SK Holdings Co. Ltd.	1,316	244,665
SM Investments Corp.	8,460	153,211
Turkiye Sise ve Cam Fabrikalari A/S	34,568	28,578

		3,534,724

Insurance - 3.4%
Allianz Malaysia Bhd.	23,500	74,269
Anadolu Anonim Turk Sigorta Sirketi	61,194	56,025
Bajaj Finserv Ltd.	940	77,976
Bangkok Life Assurance PCL, NVDR	230,300	119,646
BB Seguridade Participacoes SA	14,100	75,378
Bupa Arabia for Cooperative Insurance Co.*	864	27,507
Cathay Financial Holding Co. Ltd.	282,000	381,205
China Development Financial Holding Corp.	470,000	138,620
China Life Insurance Co. Ltd.	124,000	85,927
China Life Insurance Co. Ltd., Class H	110,000	253,490
China Pacific Insurance Group Co. Ltd., Class A	14,100	59,616
China Pacific Insurance Group Co. Ltd., Class H	94,000	272,290
China Reinsurance Group Corp., Class H	2,914,000	319,592
China Taiping Insurance Holdings Co. Ltd.	56,400	99,989
DB Insurance Co. Ltd.	1,726	68,235
Discovery Ltd.	8,695	56,591
Fanhua, Inc., ADR(a)	280	5,622
Fubon Financial Holding Co. Ltd.	235,000	334,918
General Insurance Corp. of India*(b)	8,949	17,207
Hanwha Life Insurance Co. Ltd.	20,113	24,732
HDFC Life Insurance Co. Ltd.*(b)	9,588	80,369
Hyundai Marine & Fire Insurance Co. Ltd.	2,538	49,635
ICICI Lombard General Insurance Co. Ltd.(b)	1,598	27,845

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
ICICI Prudential Life Insurance Co. Ltd.(b)	5,812	35,134
IRB Brasil Resseguros S/A	10,400	15,922
Korean Reinsurance Co.	47,658	285,212
Liberty Holdings Ltd.	45,100	182,082
Max Financial Services Ltd.*	2,721	20,310
Mercuries & Associates Holding Ltd.	235,000	236,649
Mercuries Life Insurance Co. Ltd.*	443,268	143,295
Meritz Fire & Marine Insurance Co. Ltd.	2,444	25,437
Mirae Asset Life Insurance Co. Ltd.	38,683	103,899
Momentum Metropolitan Holdings	32,712	31,773
New China Life Insurance Co. Ltd., Class A	4,700	35,596
New China Life Insurance Co. Ltd., Class H	32,900	128,625
Old Mutual Ltd.	178,412	120,172
People’s Insurance Co. Group of China Ltd. (The), Class H	47,000	15,282
PICC Property & Casualty Co. Ltd., Class H	214,000	168,987
Ping An Insurance Group Co. of China Ltd., Class A	28,300	307,754
Ping An Insurance Group Co. of China Ltd., Class H(a)	184,500	1,954,459
Powszechny Zaklad Ubezpieczen SA	20,821	150,760
Qatar Insurance Co. SAQ	64,626	35,712
Qualitas Controladora SAB de CV	7,600	30,791
Rand Merchant Investment Holdings Ltd.	19,693	36,787
Samsung Fire & Marine Insurance Co. Ltd.	1,222	175,905
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	194	19,947
Samsung Life Insurance Co. Ltd.	3,243	129,431
Sanlam Ltd.	55,789	199,224
Santam Ltd.	723	11,264
SBI Life Insurance Co. Ltd.*(b)	4,822	58,837
Shin Kong Financial Holding Co. Ltd.*	436,007	126,659
Shinkong Insurance Co. Ltd.	103,000	120,424
Sul America SA	4,700	45,774
Tongyang Life Insurance Co. Ltd.	21,197	53,197
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	8,100	48,546

		7,760,530

Interactive Media & Services - 3.6%
58.com, Inc., ADR*	1,316	72,867
9F, Inc., ADR*(a)	50,384	98,249
Autohome, Inc., ADR	846	74,152
Baidu, Inc., ADR*	4,230	505,062
Bitauto Holdings Ltd., ADR*	942	14,959
Info Edge India Ltd.	1,266	54,057
JOYY, Inc., ADR*	987	78,782
Kakao Corp.	799	230,365
Momo, Inc., ADR	4,371	80,732

Investments	Shares	Value ($)
NAVER Corp.	2,256	569,965
SINA Corp.*	676	27,277
Tencent Holdings Ltd.	91,400	6,297,592
Weibo Corp., ADR*(a)	1,269	43,857

		8,147,916

Internet & Direct Marketing Retail - 5.0%
Alibaba Group Holding Ltd.*	202,100	6,414,880
B2W Cia Digital*	3,500	80,222
Baozun, Inc., ADR*(a)	235	9,884
CJ ENM Co. Ltd.	140	13,525
GS Home Shopping, Inc.	1,261	112,192
HengTen Networks Group Ltd.*(a)	1,032,000	31,558
Hyundai Home Shopping Network Corp.	2,314	117,701
JD.com, Inc., ADR*	14,006	893,443
Maoyan Entertainment*(b)	13,800	23,041
Meituan Dianping, Class B*(b)	56,900	1,408,881
momo.com, Inc.	1,000	22,188
Naspers Ltd., Class N	7,003	1,294,351
PChome Online, Inc.	2,763	11,271
Pinduoduo, Inc., ADR*	5,781	530,696
Tongcheng-Elong Holdings Ltd.*(a)(b)	9,600	17,614
Trip.com Group Ltd., ADR*	6,628	180,282
Vipshop Holdings Ltd., ADR*	6,956	158,388

		11,320,117

IT Services - 1.0%
21Vianet Group, Inc., ADR*	1,418	30,827
Cafe24 Corp.*	360	15,803
China TransInfo Technology Co. Ltd., Class A	4,700	15,791
Cielo SA	35,700	36,826
Coforge Ltd.	928	23,893
DHC Software Co. Ltd., Class A	9,400	16,404
GDS Holdings Ltd., ADR*(a)	1,385	111,202
HCL Technologies Ltd.	19,270	181,643
Hexaware Technologies Ltd.	3,640	18,564
Infosys Ltd.	60,113	776,196
Kginicis Co. Ltd.	7,362	146,449
Larsen & Toubro Infotech Ltd.(b)	721	23,292
Mindtree Ltd.	1,813	26,255
Mphasis Ltd.	2,042	31,606
My EG Services Bhd.*	41,900	13,242
Posco ICT Co. Ltd.	2,080	7,586
Samsung SDS Co. Ltd.	658	91,957
Systex Corp.	9,000	24,885
Tata Consultancy Services Ltd.	16,685	508,807
Tech Mahindra Ltd.	9,400	85,648
TravelSky Technology Ltd., Class H	22,000	42,296
Wipro Ltd.	24,481	91,936

		2,321,108

Leisure Products - 0.1%
Giant Manufacturing Co. Ltd.	5,000	52,655
HLB, Inc.*	877	61,539
KMC Kuei Meng International, Inc.	3,315	19,746
Merida Industry Co. Ltd.	5,350	49,401

		183,341

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Life Sciences Tools & Services - 0.3%
Divi’s Laboratories Ltd.	1,781	62,290
Genscript Biotech Corp.*	16,000	34,683
LegoChem Biosciences, Inc.*	270	13,053
Samsung Biologics Co. Ltd.*(b)	271	166,731
ST Pharm Co. Ltd.*	344	17,671
Viva Biotech Holdings(a)(b)	23,500	27,441
WuXi AppTec Co. Ltd., Class A	2,300	37,238
WuXi AppTec Co. Ltd., Class H(a)(b)	4,099	61,721
Wuxi Biologics Cayman, Inc.*(b)	8,000	164,744

		585,572

Machinery - 0.9%
AIA Engineering Ltd.	972	21,492
Airtac International Group	1,784	37,392
Ashok Leyland Ltd.	29,880	19,431
China International Marine Containers Group Co. Ltd., Class H(a)	24,280	23,183
China Shipbuilding Industry Co. Ltd., Class A*	18,800	12,902
CIMC Enric Holdings Ltd.(a)	274,000	118,789
CNHTC Jinan Truck Co. Ltd., Class A	4,700	24,633
CRRC Corp. Ltd., Class A	42,300	35,394
CRRC Corp. Ltd., Class H	178,000	77,399
Cummins India Ltd.	2,280	12,241
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	705	13,995
Doosan Bobcat, Inc.	1,692	38,274
Doosan Infracore Co. Ltd.*	59,403	354,503
Escorts Ltd.*	930	14,097
Haitian International Holdings Ltd.	16,000	36,830
Hiwin Technologies Corp.	4,917	51,865
Hyundai Elevator Co. Ltd.	208	8,083
Hyundai Heavy Industries Holdings Co. Ltd.	376	74,638
Hyundai Mipo Dockyard Co. Ltd.	602	15,765
Hyundai Rotem Co. Ltd.*	1,766	26,755
Infore Environment Technology Group Co. Ltd., Class A	9,400	13,589
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	893	66,859
Lonking Holdings Ltd.	893,000	293,818
Samsung Heavy Industries Co. Ltd.*	5,565	26,718
Sany Heavy Equipment International Holdings Co. Ltd.	46,000	24,038
Sany Heavy Industry Co. Ltd., Class A	9,400	28,431
SFA Engineering Corp.	1,089	32,175
Shin Zu Shing Co. Ltd.	4,000	21,028
Sinotruk Hong Kong Ltd.	27,500	85,691
SKF India Ltd.	624	12,261
Weichai Power Co. Ltd., Class A	9,400	21,805
Weichai Power Co. Ltd., Class H	77,000	166,117
XCMG Construction Machinery Co. Ltd., Class A	18,800	17,104

Investments	Shares	Value ($)
Yangzijiang Shipbuilding Holdings Ltd.	89,300	59,586
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	9,400	31,946
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	65,800	67,751

		1,986,578

Marine - 0.4%
Cia Sud Americana de Vapores SA*	5,428,505	140,932
COSCO SHIPPING Holdings Co. Ltd., Class A*	32,900	20,411
Evergreen Marine Corp. Taiwan Ltd.*	45,558	17,107
HMM Co. Ltd.*	9,450	46,639
Korea Line Corp.*	7,238	98,722
MISC Bhd.	28,200	52,476
Pan Ocean Co. Ltd.*	5,613	16,560
Qatar Navigation QSC	239,738	385,846
Transcoal Pacific Tbk. PT	32,900	8,811
U-Ming Marine Transport Corp.	2,000	1,895
Wan Hai Lines Ltd.*	9,000	5,346
Wisdom Marine Lines Co. Ltd.*	168,898	124,535
Yang Ming Marine Transport Corp.*	53,000	11,416

		930,696

Media - 0.3%
Astro Malaysia Holdings Bhd.	90,700	17,006
Cheil Worldwide, Inc.	2,304	37,130
China Literature Ltd.*(a)(b)	6,200	40,759
Cyfrowy Polsat SA*	5,640	42,077
Focus Media Information Technology Co. Ltd., Class A	23,500	20,404
Grupo Televisa SAB, Series CPO*(a)	47,000	52,735
Innocean Worldwide, Inc.	520	21,823
Leo Group Co. Ltd., Class A	18,800	9,589
Media Nusantara Citra Tbk. PT*	2,526,600	141,905
MultiChoice Group*	11,891	73,705
NanJi E-Commerce Co. Ltd., Class A	4,700	13,192
Plan B Media PCL, NVDR	72,800	12,490
Saudi Research & Marketing Group*	1,030	16,121
Sun TV Network Ltd.	1,889	9,769
Surya Citra Media Tbk. PT	85,400	7,517
Zee Entertainment Enterprises Ltd.*	18,631	34,554

		550,776

Metals & Mining - 4.4%
African Rainbow Minerals Ltd.	3,666	41,795
Alrosa PJSC	90,240	83,063
Aluminum Corp. of China Ltd., Class H*	114,000	29,271
Aneka Tambang Tbk.	3,286,710	164,336
Anglo American Platinum Ltd.(a)	987	75,588
AngloGold Ashanti Ltd.	6,533	212,820

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Baoshan Iron & Steel Co. Ltd., Class A	75,200	53,010
Beijing Shougang Co. Ltd., Class A*	28,200	17,697
Bradespar SA (Preference)*	4,700	38,867
CAP SA*	36,002	271,129
Century Iron & Steel Industrial Co. Ltd.	8,000	25,179
China Hongqiao Group Ltd.	70,500	40,480
China Metal Recycling Holdings Ltd.*‡(c)	51,000	—
China Metal Resources Utilization Ltd.*(b)	56,000	2,565
China Molybdenum Co. Ltd., Class A	61,100	38,519
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	9,400	16,714
China Oriental Group Co. Ltd.	564,000	163,010
China Steel Corp.	188,000	127,068
China Zhongwang Holdings Ltd.	551,200	116,638
Chung Hung Steel Corp.*	423,000	116,383
Cia Siderurgica Nacional SA	23,500	55,299
Citic Pacific Special Steel Group Co. Ltd., Class A	4,700	13,091
Dongkuk Steel Mill Co. Ltd.*	28,059	143,192
Eregli Demir ve Celik Fabrikalari TAS	52,311	57,261
Gerdau SA (Preference)	23,500	78,773
Gold Fields Ltd.	14,993	195,936
Grupa Kety SA	331	38,540
Grupo Mexico SAB de CV, Series B	112,800	285,711
Harmony Gold Mining Co. Ltd.*	8,695	56,157
Hesteel Co. Ltd., Class A*	37,600	12,121
Hindalco Industries Ltd.	50,055	109,126
Hunan Valin Steel Co. Ltd., Class A	23,500	15,084
Hyundai Steel Co.	2,303	47,939
Impala Platinum Holdings Ltd.	28,435	251,943
Industrias Penoles SAB de CV	3,040	45,492
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	70,500	11,818
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	103,400	93,060
Jastrzebska Spolka Weglowa SA	21,526	95,151
Jiangsu Shagang Co. Ltd., Class A	9,400	14,559
Jiangxi Copper Co. Ltd., Class A	9,400	21,805
Jiangxi Copper Co. Ltd., Class H	47,000	55,974
Jinchuan Group International Resources Co. Ltd.(a)	329,000	32,262
Jindal Steel & Power Ltd.*	177,633	438,903
JSW Steel Ltd.	32,853	96,720
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	300,847	128,882
KGHM Polska Miedz SA*	4,794	161,935
Korea Zinc Co. Ltd.	235	81,660
Koza Altin Isletmeleri A/S*	2,182	27,027
Koza Anadolu Metal Madencilik Isletmeleri A/S*	82,297	167,907

Investments	Shares	Value ($)
Kumba Iron Ore Ltd.(a)	2,115	68,311
Maanshan Iron & Steel Co. Ltd., Class A	51,700	20,000
Magnitogorsk Iron & Steel Works PJSC	80,024	43,089
Merdeka Copper Gold Tbk. PT*	295,800	36,266
MMC Norilsk Nickel PJSC	2,021	535,066
National Aluminium Co. Ltd.	373,791	163,631
NMDC Ltd.	31,067	34,799
Northam Platinum Ltd.*	6,688	52,640
Novolipetsk Steel PJSC	44,732	87,677
Polyus PJSC	470	107,395
Poongsan Corp.	8,016	163,159
POSCO	2,303	374,039
Press Metal Aluminium Holdings Bhd.	37,600	42,921
Qatar Aluminum Manufacturing Co.	144,995	33,650
Raspadskaya OJSC	54,058	77,140
Royal Bafokeng Platinum Ltd.*	61,194	180,253
Sansteel Minguang Co. Ltd. Fujian, Class A	14,100	14,384
Saudi Arabian Mining Co.*	8,178	78,828
Severstal PAO	7,661	93,837
Shandong Gold Mining Co. Ltd., Class H(b)	13,650	42,710
Shanxi Taigang Stainless Steel Co. Ltd., Class A	23,500	11,953
Shougang Fushan Resources Group Ltd.	1,598,000	364,953
Sibanye Stillwater Ltd.*	77,318	218,849
Steel Authority of India Ltd.	418,658	190,267
TA Chen Stainless Pipe	45,861	36,398
Tata Steel Ltd.*	25,050	122,651
Usinas Siderurgicas de Minas Gerais SA	58,600	96,245
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	252,100	393,710
Vale Indonesia Tbk. PT*	6,000	1,405
Vale SA*	108,100	1,260,661
Vedanta Ltd.	69,325	105,453
Volcan Cia Minera SAA, Class B*	897,336	111,407
Xiamen Tungsten Co. Ltd., Class A	9,400	20,202
Young Poong Corp.	300	131,442
Yunnan Copper Co. Ltd., Class A*	9,400	19,825
Zhaojin Mining Industry Co. Ltd., Class H	3,500	4,362
Zijin Mining Group Co. Ltd., Class A	18,800	15,758
Zijin Mining Group Co. Ltd., Class H	94,000	58,339

		9,881,135

Multiline Retail - 0.4%
Aeon Co. M Bhd.	28,000	5,580
CCOOP Group Co. Ltd., Class A*	18,800	11,717
Central Retail Corp. PCL, NVDR*	42,275	39,994
El Puerto de Liverpool SAB de CV, Class C1(a)	2,700	6,638

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Golden Eagle Retail Group Ltd.	5,000	4,923
Hyundai Department Store Co. Ltd.	690	34,575
Lojas Americanas SA*	5,300	31,347
Lojas Americanas SA (Preference)*	14,339	93,926
Lojas Renner SA*	14,100	111,401
Lotte Shopping Co. Ltd.	211	13,796
Magazine Luiza SA	9,100	141,085
Mitra Adiperkasa Tbk. PT*	3,284,800	154,116
Poya International Co. Ltd.	1,000	20,960
SACI Falabella	12,080	43,092
Shinsegae, Inc.	282	49,470
Woolworths Holdings Ltd.	19,364	36,081

		798,701

Multi-Utilities - 0.0%(d)
Qatar Electricity & Water Co. QSC	9,483	44,016
YTL Corp. Bhd.	76,326	14,041
YTL Power International Bhd.	120,500	20,036

		78,093

Oil, Gas & Consumable Fuels - 5.3%
Adaro Energy Tbk. PT	667,400	49,598
Bangchak Corp. PCL, NVDR	151,600	94,317
Banpu PCL, NVDR	829,500	147,638
Bashneft PJSC	1,305	30,474
Bashneft PJSC (Preference)	1,163	21,187
Bharat Petroleum Corp. Ltd.	30,785	170,277
Bukit Asam Tbk. PT	206,000	28,642
China Coal Energy Co. Ltd., Class A	23,500	13,906
China Merchants Energy Shipping Co. Ltd., Class A	14,100	12,626
China Petroleum & Chemical Corp., Class A	65,800	37,710
China Petroleum & Chemical Corp., Class H	890,000	381,255
China Shenhua Energy Co. Ltd., Class A	18,800	41,293
China Shenhua Energy Co. Ltd., Class H	113,000	188,377
CNOOC Ltd.	564,000	596,733
Coal India Ltd.	53,627	92,649
Cosan SA	1,923	33,393
Dana Gas PJSC	117,116	22,957
Ecopetrol SA	185,133	103,284
Empresas COPEC SA	7,050	57,563
Esso Thailand PCL, NVDR*	601,800	146,675
Exxaro Resources Ltd.	10,716	84,545
Formosa Petrochemical Corp.	21,000	58,424
Gazprom PJSC	412,088	1,010,723
Grupa Lotos SA	3,713	48,307
GS Holdings Corp.	2,068	60,752
Hellenic Petroleum SA	3,199	19,746
Hindustan Petroleum Corp. Ltd.	22,607	64,969
Indian Oil Corp. Ltd.	88,736	104,912
Indo Tambangraya Megah Tbk. PT	210,400	113,847
Inner Mongolia Yitai Coal Co. Ltd., Class B	470,000	342,630
LUKOIL PJSC	13,724	939,991
Mari Petroleum Co. Ltd.	1,984	16,334

Investments	Shares	Value ($)
Medco Energi Internasional Tbk. PT*	2,775,600	88,211
MOL Hungarian Oil & Gas plc*	17,437	102,784
Motor Oil Hellas Corinth Refineries SA	2,820	38,148
Novatek PJSC	14,711	216,465
Oil & Gas Development Co. Ltd.	38,500	26,424
Oil & Natural Gas Corp. Ltd.	108,147	113,188
Oil India Ltd.	125,973	162,744
Pakistan Oilfields Ltd.	54,140	132,139
Pakistan Petroleum Ltd.	29,830	17,796
Pakistan State Oil Co. Ltd.	112,800	122,269
PetroChina Co. Ltd., Class H	348,000	120,787
Petroleo Brasileiro SA	89,300	389,395
Petroleo Brasileiro SA (Preference)	150,400	641,377
Petronas Dagangan Bhd.	6,600	33,467
Petronet LNG Ltd.	10,434	34,567
Polski Koncern Naftowy ORLEN SA	10,810	154,344
Polskie Gornictwo Naftowe i Gazownictwo SA	48,927	67,104
PTT Exploration & Production PCL	469	1,369
PTT Exploration & Production PCL, NVDR	52,731	153,885
PTT PCL, NVDR	292,300	365,580
Qatar Fuel QSC	8,930	39,487
Qatar Gas Transport Co. Ltd.	13,819	10,623
Reliance Industries Ltd.	50,337	1,390,832
Rosneft Oil Co. PJSC	38,080	182,928
Rosneft Oil Co. PJSC, GDR(b)	1,920	9,097
RussNeft PJSC*	44,630	295,880
Saudi Arabian Oil Co.(b)	13,677	120,345
Semirara Mining & Power Corp.	497,200	100,666
Shaanxi Coal Industry Co. Ltd., Class A	14,100	16,343
Sinopec Kantons Holdings Ltd.	470,000	204,975
SK Discovery Co. Ltd.	228	9,262
SK Gas Ltd.	1,774	128,054
SK Innovation Co. Ltd.	2,115	225,453
S-Oil Corp.	282	14,438
S-Oil Corp. (Preference)	208	6,163
Star Petroleum Refining PCL, NVDR	751,900	167,585
Surgutneftegas PJSC	272,600	136,461
Surgutneftegas PJSC (Preference)	239,700	120,863
Tatneft PJSC	26,164	194,187
Tatneft PJSC, ADR	4,806	214,444
Tatneft PJSC (Preference)	6,345	45,929
Thai Oil PCL, NVDR	32,900	44,313
Transneft PJSC (Preference)*	43	78,048
Tupras Turkiye Petrol Rafinerileri A/S*	3,666	43,360
Ultrapar Participacoes SA	14,100	51,299
United Tractors Tbk. PT	56,400	82,475
Yanzhou Coal Mining Co. Ltd., Class H	52,000	40,593

		12,091,880

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Paper & Forest Products - 0.5%
Duratex SA*	8,874	27,445
Empresas CMPC SA	22,983	50,922
Indah Kiat Pulp & Paper Corp. Tbk. PT*	80,200	42,847
Lee & Man Paper Manufacturing Ltd.	47,000	28,927
Longchen Paper & Packaging Co. Ltd.	23,991	11,998
Nine Dragons Paper Holdings Ltd.	47,000	49,182
Pabrik Kertas Tjiwi Kimia Tbk. PT*	517,800	239,394
Sappi Ltd.*	259,863	373,876
Shandong Sun Paper Industry JSC Ltd., Class A	9,400	17,077
Suzano SA*	9,400	75,838
YFY, Inc.	564,000	262,800

		1,180,306

Personal Products - 0.4%
Amorepacific Corp.	519	72,313
Amorepacific Corp. (Preference)	380	19,616
AMOREPACIFIC Group	611	27,335
AMOREPACIFIC Group (Preference)	312	6,337
Chlitina Holding Ltd.*	2,000	14,201
Colgate-Palmolive India Ltd.	1,366	25,988
Cosmax, Inc.	322	25,081
Dabur India Ltd.	10,387	71,302
Emami Ltd.	4,766	15,278
Gillette India Ltd.	103	6,908
Godrej Consumer Products Ltd.	7,426	68,674
Grape King Bio Ltd.	2,000	12,699
Hengan International Group Co. Ltd.	13,000	109,113
Kolmar Korea Co. Ltd.	643	25,231
LG Household & Health Care Ltd.	141	162,255
LG Household & Health Care Ltd. (Preference)	43	25,770
Marico Ltd.	8,460	41,100
Natura & Co. Holding SA*	9,958	89,981
TCI Co. Ltd.	3,186	30,778

		849,960

Pharmaceuticals - 1.5%
Adcock Ingram Holdings Ltd.	5,074	13,039
Ajanta Pharma Ltd.	384	8,362
Alkem Laboratories Ltd.	516	18,361
Apeloa Pharmaceutical Co. Ltd., Class A	4,700	16,027
Aspen Pharmacare Holdings Ltd.*	12,314	95,771
AstraZeneca Pharma India Ltd.	235	10,482
Aurobindo Pharma Ltd.	4,954	57,915
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	10,000	11,935
Bukwang Pharmaceutical Co. Ltd.	569	17,671
Cadila Healthcare Ltd.	4,844	25,148
Celltrion Pharm, Inc.*	178	17,585
Center Laboratories, Inc.	4,071	10,367

Investments	Shares	Value ($)
Changchun High & New Technology Industry Group, Inc., Class A	600	42,725
China Grand Pharmaceutical and Healthcare Holdings Ltd.	32,000	30,306
China Medical System Holdings Ltd.	38,000	46,040
China Resources Pharmaceutical Group Ltd.(a)(b)	74,000	42,012
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	62,000	31,679
Cipla Ltd.	7,742	74,525
CSPC Pharmaceutical Group Ltd.	88,800	186,303
Daewoong Co. Ltd.	339	7,284
Daewoong Pharmaceutical Co. Ltd.	49	4,524
Dong-A Socio Holdings Co. Ltd.	104	8,694
Dong-A ST Co. Ltd.	94	7,314
Dr Reddy’s Laboratories Ltd.	1,880	113,612
Genomma Lab Internacional SAB de CV, Class B*	12,000	12,707
GlaxoSmithKline Pharmaceuticals Ltd.	1,140	21,902
Glenmark Pharmaceuticals Ltd.	990	5,986
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H(a)	6,000	18,232
Hanall Biopharma Co. Ltd.*	919	22,254
Hanmi Pharm Co. Ltd.	182	40,253
Hanmi Science Co. Ltd.	218	7,722
Hansoh Pharmaceutical Group Co. Ltd.*(a)(b)	16,000	69,160
Hua Han Health Industry Holdings Ltd.*‡(c)	3,780,000	—
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,700	17,051
Hypera SA*	8,900	61,752
Ilyang Pharmaceutical Co. Ltd.	231	16,287
Ipca Laboratories Ltd.	752	18,843
Jiangsu Hengrui Medicine Co. Ltd., Class A	7,000	94,657
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	4,700	11,630
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	13,380
Jubilant Life Sciences Ltd.	32,931	349,943
JW Pharmaceutical Corp.	230	6,921
Kalbe Farma Tbk. PT	435,900	46,725
Komipharm International Co. Ltd.*	1,425	19,496
Livzon Pharmaceutical Group, Inc., Class H	3,930	18,432
Lotus Pharmaceutical Co. Ltd.*	5,000	13,313
Lupin Ltd.*	3,948	48,896
Luye Pharma Group Ltd.(a)(b)	768,000	484,571
Mega Lifesciences PCL, NVDR	5,500	5,953
Mezzion Pharma Co. Ltd.*	198	28,236
Natco Pharma Ltd.	2,480	25,945
Oneness Biotech Co. Ltd.*	3,000	18,946
Oscotec, Inc.*	808	17,667
Pfizer Ltd.	341	19,498

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pharmally International Holding Co. Ltd.	2,564	11,466
Piramal Enterprises Ltd.	2,028	39,941
Richter Gedeon Nyrt.	2,303	53,565
Sam Chun Dang Pharm Co. Ltd.	307	12,407
Sanofi India Ltd.	163	16,924
ScinoPharm Taiwan Ltd.	6,000	6,472
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,700	19,300
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,700	41,906
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	8,000	37,831
Sihuan Pharmaceutical Holdings Group Ltd.(a)	1,457,000	148,516
Sino Biopharmaceutical Ltd.(a)	156,000	203,298
Sun Pharmaceutical Industries Ltd.	17,249	122,590
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	4,700	9,232
Torrent Pharmaceuticals Ltd.	717	25,528
United Laboratories International Holdings Ltd. (The)(a)	32,000	29,811
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	95,600	143,581
Yifan Pharmaceutical Co. Ltd., Class A	4,700	19,899
Yuhan Corp.	895	43,045
Yungjin Pharmaceutical Co. Ltd.*	1,602	8,780
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	4,700	25,926
Zhejiang Medicine Co. Ltd., Class A	4,700	12,640
Zhejiang NHU Co. Ltd., Class A	4,700	19,825

		3,486,522

Professional Services - 0.0%(d)
51job, Inc., ADR*	286	19,413
Benefit Systems SA*	33	7,623
L&T Technology Services Ltd.(b)	103	2,081
Sporton International, Inc.	2,386	20,240

		49,357

Real Estate Management & Development - 5.4%
8990 Holdings, Inc.*	40,000	7,195
Agile Group Holdings Ltd.	62,000	78,638
Aldar Properties PJSC	153,737	72,408
Arabian Centres Co. Ltd.	4,636	28,777
Ayala Land, Inc.	79,900	54,140
Bangkok Land PCL, NVDR	3,800,100	127,960
Barwa Real Estate Co.	74,730	64,960
Beijing North Star Co. Ltd., Class H(a)	282,000	60,765
BR Malls Participacoes SA	15,600	29,667
BR Properties SA	4,577	8,150
Bumi Serpong Damai Tbk. PT*	168,600	7,968
C&D International Investment Group Ltd.(a)	119,000	187,017
Cathay Real Estate Development Co. Ltd.	221,100	140,761

Investments	Shares	Value ($)
Cencosud Shopping SA	11,704	21,726
Central China Real Estate Ltd.	329,000	162,161
Central Pattana PCL, NVDR	18,800	29,090
China Aoyuan Group Ltd.	47,000	59,188
China Dili Group*	112,600	29,057
China Evergrande Group(a)	103,000	289,057
China Fortune Land Development Co. Ltd., Class A	6,110	15,189
China Jinmao Holdings Group Ltd.	188,000	127,837
China Logistics Property Holdings Co. Ltd.*(b)	59,000	27,862
China Merchants Land Ltd.	658,000	109,522
China Merchants Property Operation & Service Co. Ltd., Class A*	4,700	22,761
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	18,800	45,953
China Overseas Grand Oceans Group Ltd.	71,000	42,874
China Overseas Land & Investment Ltd.	121,500	369,978
China Resources Land Ltd.	91,777	382,493
China SCE Group Holdings Ltd.	902,000	415,491
China South City Holdings Ltd.	2,162,000	220,379
China Vanke Co. Ltd., Class A	28,200	108,444
China Vanke Co. Ltd., Class H	51,700	162,767
Chong Hong Construction Co. Ltd.	10,000	30,552
CIFI Holdings Group Co. Ltd.	127,144	114,181
Ciputra Development Tbk. PT*	179,449	8,051
Corp. Inmobiliaria Vesta SAB de CV	15,200	22,767
Country Garden Holdings Co. Ltd.	238,000	305,553
DAMAC Properties Dubai Co. PJSC*	104,520	25,638
Dar Al Arkan Real Estate Development Co.*	8,271	16,011
Dexin China Holdings Co. Ltd.*(a)(b)	376,000	141,178
DLF Ltd.	13,288	25,071
DoubleDragon Properties Corp.*	342,420	111,483
Echo Investment SA	61,758	62,062
E-House China Enterprise Holdings Ltd.(a)(b)	310,200	448,277
Emaar Development PJSC*	39,052	22,008
Emaar Economic City*	7,389	13,988
Emaar Malls PJSC*	46,896	16,980
Emaar Misr for Development SAE*	132,446	18,743
Emaar Properties PJSC*	130,425	91,255
Fantasia Holdings Group Co. Ltd.*	634,500	130,990
Farglory Land Development Co. Ltd.	6,000	8,705
Gemdale Corp., Class A	14,100	28,263
Gemdale Properties & Investment Corp. Ltd.	348,000	61,516
Globe Trade Centre SA*	103	179
Godrej Properties Ltd.*	1,507	18,665
Greenland Holdings Corp. Ltd., Class A	28,200	33,010

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Greenland Hong Kong Holdings Ltd.	376,000	121,287
Greentown China Holdings Ltd.	53,000	61,752
Guangzhou R&F Properties Co. Ltd., Class H	582,800	671,519
Guorui Properties Ltd.*(a)(b)	423,000	62,766
Hanson International Tbk. PT*‡(c)	2,409,275	6,188
Heliopolis Housing	37,177	13,828
Highwealth Construction Corp.	1,000	1,461
Hopson Development Holdings Ltd.	22,000	28,841
Huang Hsiang Construction Corp.	15,000	19,202
Hung Sheng Construction Ltd.	192,600	113,083
IOI Properties Group Bhd.	52,800	11,519
Jiangsu Zhongnan Construction Group Co. Ltd., Class A*	14,100	19,091
Jiayuan International Group Ltd.	587,243	276,565
Jinke Properties Group Co. Ltd., Class A	14,100	17,576
Joy City Property Ltd.	1,880,000	145,545
Kaisa Group Holdings Ltd.	94,000	41,723
Kindom Development Co. Ltd.	141,000	170,387
Korea Real Estate Investment & Trust Co. Ltd.	86,339	124,284
KWG Group Holdings Ltd.*(a)	47,000	83,688
LAMDA Development SA*	1,368	9,124
Logan Group Co. Ltd.	47,000	81,384
Longfor Group Holdings Ltd.(b)	45,500	224,852
LSR Group PJSC	16,403	162,234
LVGEM China Real Estate Investment Co. Ltd.	564,000	177,564
MAS Real Estate, Inc.	190,484	127,968
MBK PCL, NVDR	299,800	113,450
Megaworld Corp.*	444,200	27,116
Midea Real Estate Holding Ltd.(b)	14,000	35,803
Mingfa Group International Co. Ltd.*‡(c)	36,000	—
Multiplan Empreendimentos Imobiliarios SA*	500	2,030
NEPI Rockcastle plc	13,301	69,509
Oberoi Realty Ltd.	4,021	18,806
OSK Holdings Bhd.	488,800	89,921
Pakuwon Jati Tbk. PT*	534,400	15,520
Parque Arauco SA	15,651	26,778
Phoenix Mills Ltd. (The)	1,316	10,853
Poly Developments and Holdings Group Co. Ltd., Class A	32,900	73,535
Poly Property Group Co. Ltd.	893,000	281,144
Powerlong Real Estate Holdings Ltd.	41,000	25,023
Prestige Estates Projects Ltd.	652	1,716
Pruksa Holding PCL, NVDR	224,200	81,246
Quality Houses PCL, NVDR	2,034,600	138,326
Redco Properties Group Ltd.(b)	26,000	11,809
Redsun Properties Group Ltd.	470,000	167,376
RiseSun Real Estate Development Co. Ltd., Class A	9,400	11,071
Road King Infrastructure Ltd.	106,000	142,515
Robinsons Land Corp.	56,106	17,559

Investments	Shares	Value ($)
Ronshine China Holdings Ltd.*(b)	250,000	222,897
Ruentex Development Co. Ltd.	26,400	45,781
Sakura Development Co. Ltd.	51,000	60,411
Seazen Group Ltd.*(a)	80,000	75,869
Seazen Holdings Co. Ltd., Class A	4,700	22,916
Shanghai Lingang Holdings Corp. Ltd., Class A	4,700	15,582
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	42,540	35,734
Shanghai Shimao Co. Ltd., Class A	18,800	11,744
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	13,556
Shenzhen Investment Ltd.	99,930	31,332
Shimao Group Holdings Ltd.	39,000	165,305
Shui On Land Ltd.	1,460,500	216,714
Sichuan Languang Development Co. Ltd., Class A	14,100	10,808
Sime Darby Property Bhd.	73,800	10,879
Sinic Holdings Group Co. Ltd., Class H(a)(b)	282,000	147,728
Sino-Ocean Group Holding Ltd.	81,267	19,608
SK D&D Co. Ltd.	4,119	115,646
Skyfame Realty Holdings Ltd.	1,410,000	189,208
SM Prime Holdings, Inc.	192,700	117,634
SOHO China Ltd.*	48,500	18,023
SP Setia Bhd. Group	490,294	89,039
Sunac China Holdings Ltd.	80,000	376,764
Sunway Bhd.	50,749	16,158
Supalai PCL, NVDR	29,000	15,252
Talaat Moustafa Group	377,456	138,030
Times China Holdings Ltd.	29,000	51,338
UEM Sunrise Bhd.*	71,900	7,207
United Development Co. QSC	793,783	254,638
UOA Development Bhd.	18,800	6,828
Vista Land & Lifescapes, Inc.	1,134,400	72,020
WHA Corp. PCL, NVDR	113,390	11,709
Yango Group Co. Ltd., Class A	14,100	14,000
Yuexiu Property Co. Ltd.	282,000	51,668
Yuzhou Group Holdings Co. Ltd.	53,243	23,907
Zhenro Properties Group Ltd.(b)	103,000	65,520
Zhongliang Holdings Group Co. Ltd.(b)	38,000	27,016
Zhongtian Financial Group Co. Ltd., Class A*	28,200	14,505
Zhuguang Holdings Group Co. Ltd.*	792,000	117,520

		12,300,392

Road & Rail - 0.2%
BTS Group Holdings PCL, NVDR	103,040	34,696
Cia de Locacao das Americas*	4,500	16,536
Container Corp. of India Ltd.	4,571	27,562
Cosan Logistica SA*	4,018	15,622
Daqin Railway Co. Ltd., Class A	47,000	43,704
Dazhong Transportation Group Co. Ltd., Class B*	225,600	79,186

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
GMexico Transportes SAB de CV(b)	10,500	12,297
Guangshen Railway Co. Ltd., Class A	32,900	11,596
Localiza Rent a Car SA*	11,350	111,019
Rumo SA*	18,800	80,244

		432,462

Semiconductors & Semiconductor Equipment - 3.6%
A-DATA Technology Co. Ltd.	96,000	199,246
Ardentec Corp.	179,000	213,557
ASE Technology Holding Co. Ltd.	96,000	247,746
Chipbond Technology Corp.	15,000	30,671
DB HiTek Co. Ltd.	1,786	51,119
Elan Microelectronics Corp.	8,400	45,019
Elite Advanced Laser Corp.	3,960	9,449
Elite Semiconductor Microelectronics Technology, Inc.	12,000	16,303
eMemory Technology, Inc.	2,000	37,345
Eo Technics Co. Ltd.	390	36,270
Epistar Corp.*	32,000	49,593
Faraday Technology Corp.	6,000	9,637
GemVax & Kael Co. Ltd.*	920	17,838
Global Unichip Corp.	2,000	19,970
Globalwafers Co. Ltd.	3,000	43,165
Greatek Electronics, Inc.	13,000	23,254
Holtek Semiconductor, Inc.	1,000	2,468
Hua Hong Semiconductor Ltd.*(a)(b)	11,000	48,257
LandMark Optoelectronics Corp.	2,000	17,921
LONGi Green Energy Technology Co. Ltd., Class A	4,700	38,249
Machvision, Inc.	1,039	9,807
Macronix International	37,000	40,038
MediaTek, Inc.	23,000	550,376
MLS Co. Ltd., Class A	9,400	23,906
Nanya Technology Corp.	21,000	43,442
Novatek Microelectronics Corp.	7,000	69,296
Parade Technologies Ltd.	1,400	60,933
Phison Electronics Corp.	3,000	30,159
Pixart Imaging, Inc.	5,000	34,136
Powertech Technology, Inc.	21,000	70,395
Radiant Opto-Electronics Corp.	20,330	86,748
Realtek Semiconductor Corp.*	9,070	115,951
Sanan Optoelectronics Co. Ltd., Class A	9,400	36,283
Semiconductor Manufacturing International Corp.*	58,000	223,388
Seoul Semiconductor Co. Ltd.	1,370	20,411
Sigurd Microelectronics Corp.	12,552	18,724
Silergy Corp.	1,000	59,909
Silicon Works Co. Ltd.	416	16,760
Sino-American Silicon Products, Inc.	23,000	76,943
Sitronix Technology Corp.	5,000	25,602
SK Hynix, Inc.	8,460	587,954
Taiwan Semiconductor Manufacturing Co. Ltd.	301,000	4,371,998

Investments	Shares	Value ($)
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	4,700	16,384
Tokai Carbon Korea Co. Ltd.	86	6,713
TongFu Microelectronics Co. Ltd., Class A*	4,700	18,094
United Microelectronics Corp.	188,000	143,433
United Renewable Energy Co. Ltd.*	44,003	13,579
Vanguard International Semiconductor Corp.	13,000	42,247
Visual Photonics Epitaxy Co. Ltd.	6,000	17,696
Wafer Works Corp.	16,798	21,302
Win Semiconductors Corp.	6,961	75,326
Winbond Electronics Corp.	52,000	23,253
WONIK IPS Co. Ltd.*	824	26,455
XinTec, Inc.*	6,000	25,807
Xinyi Solar Holdings Ltd.	53,918	58,995

		8,219,520

Software - 0.2%
Ahnlab, Inc.	190	9,409
Asseco Poland SA	3,196	54,813
China Youzan Ltd.*	232,000	50,889
Douzone Bizon Co. Ltd.	214	18,770
Iflytek Co. Ltd., Class A	4,700	24,660
Kingdee International Software Group Co. Ltd.*(a)	35,000	96,643
Kingsoft Corp. Ltd.	20,000	101,804
Linx SA	3,300	16,754
Oracle Financial Services Software Ltd.	140	5,498
TOTVS SA	9,500	47,137
Weimob, Inc.*(a)(b)	40,000	55,225
Yonyou Network Technology Co. Ltd., Class A	4,700	31,663

		513,265

Specialty Retail - 1.3%
Ace Hardware Indonesia Tbk. PT*	206,000	24,692
Bermaz Auto Bhd.	387,400	128,829
China Harmony Auto Holding Ltd.	282,000	126,624
China Tourism Group Duty Free Corp. Ltd., Class A	2,500	87,041
China Yongda Automobiles Services Holdings Ltd.	564,000	579,995
Detsky Mir PJSC(b)	113,046	178,071
Foschini Group Ltd. (The)(a)	101,551	415,179
GOME Retail Holdings Ltd.*	254,447	36,771
Home Product Center PCL, NVDR	63,300	31,668
Hotai Motor Co. Ltd.	6,000	137,227
Hotel Shilla Co. Ltd.	396	23,366
Italtile Ltd.	10,931	6,355
Jarir Marketing Co.	1,269	51,161
JUMBO SA	2,397	47,080
LOTTE Himart Co. Ltd.	4,724	120,935
M.Video PJSC	38,562	224,110
Mr Price Group Ltd.	4,982	37,065
Padini Holdings Bhd.	17,200	8,640
Pepkor Holdings Ltd.(b)	22,558	13,326
Petrobras Distribuidora SA	9,400	40,989

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pou Sheng International Holdings Ltd.*	97,000	21,152
PTG Energy PCL, NVDR	26,300	15,941
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	18,800	27,663
Shinsegae International, Inc.	81	10,062
Siam Global House PCL, NVDR	15,900	9,688
Suning.com Co. Ltd., Class A	23,500	34,714
Topsports International Holdings Ltd.(b)	20,000	24,051
Truworths International Ltd.	189,362	362,850
Via Varejo S/A*	9,100	34,122
Zhongsheng Group Holdings Ltd.	9,000	55,566

		2,914,933

Technology Hardware, Storage & Peripherals - 5.5%
Acer, Inc.*	63,858	44,251
Advantech Co. Ltd.	7,941	83,762
Asustek Computer, Inc.	21,000	155,200
Catcher Technology Co. Ltd.	24,000	176,962
Chicony Electronics Co. Ltd.	15,992	47,439
Compal Electronics, Inc.	141,000	89,766
Darfon Electronics Corp.	94,000	114,875
Dawning Information Industry Co. Ltd., Class A	4,700	29,886
Getac Technology Corp.	16,000	23,021
Gigabyte Technology Co. Ltd.	20,000	57,349
HTC Corp.	29,000	29,599
Innodisk Corp.	2,680	16,650
Inventec Corp.	90,000	76,806
King Slide Works Co. Ltd.	2,000	23,076
Legend Holdings Corp., Class H(b)	231,700	300,754
Lenovo Group Ltd.	176,000	106,052
Lite-On Technology Corp.	61,000	103,282
Micro-Star International Co. Ltd.	13,000	57,912
Mitac Holdings Corp.	33,600	33,893
Ninestar Corp., Class A	4,700	25,670
Pegatron Corp.	63,000	132,690
Primax Electronics Ltd.	188,000	268,576
Qisda Corp.	86,000	49,173
Quanta Computer, Inc.*	47,000	131,240
Samsung Electronics Co. Ltd.	175,400	8,524,140
Samsung Electronics Co. Ltd. (Preference)	27,918	1,159,930
Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	17,017
Transcend Information, Inc.*	7,000	15,771
Wistron Corp.	94,000	110,703
Wiwynn Corp.	2,000	53,525
Xiaomi Corp., Class B*(a)(b)	206,800	395,445

		12,454,415

Textiles, Apparel & Luxury Goods - 0.8%
Aditya Birla Fashion and Retail Ltd.*	6,536	10,894
Alpargatas SA (Preference)	875	5,288
ANTA Sports Products Ltd.	15,000	142,254
Arezzo Industria e Comercio SA	1,600	16,216
Bata India Ltd.	122	2,068

Investments	Shares	Value ($)
Bosideng International Holdings Ltd.(a)	116,000	33,527
CCC SA	1,067	15,858
China Lilang Ltd.(a)	215,000	115,403
Eclat Textile Co. Ltd.	4,698	55,489
F&F Co. Ltd.	206	14,109
Feng TAY Enterprise Co. Ltd.*	8,834	52,923
FF Group*‡(c)	3,536	2,007
Fila Holdings Corp.	1,143	32,043
Formosa Taffeta Co. Ltd.	10,000	10,309
Fuguiniao Group Ltd.*‡(c)	334,800	—
Grendene SA	8,264	12,096
Guararapes Confeccoes SA*	2,400	8,229
Handsome Co. Ltd.	4,878	124,059
Hansae Co. Ltd.	7,144	63,561
HS Industries Co. Ltd.	13,298	77,015
Hwaseung Enterprise Co. Ltd.	331	3,098
Hyosung TNC Co. Ltd.	940	89,550
Lao Feng Xiang Co. Ltd., Class B	9,400	31,274
Li Ning Co. Ltd.	29,500	94,969
LPP SA*	24	44,377
Makalot Industrial Co. Ltd.	6,032	37,167
Nan Liu Enterprise Co. Ltd.	2,000	18,024
Page Industries Ltd.	130	34,438
Pou Chen Corp.	94,000	85,193
Quang Viet Enterprise Co. Ltd.	4,000	17,751
Rajesh Exports Ltd.	3,055	18,648
Ruentex Industries Ltd.	15,800	34,626
Shenzhou International Group Holdings Ltd.	9,900	118,158
Tainan Spinning Co. Ltd.	48,555	18,232
Taiwan Paiho Ltd.*	7,000	15,412
Titan Co. Ltd.*	5,734	79,960
Xtep International Holdings Ltd.(a)	486,634	145,673
Youngone Corp.	890	18,041
Youngone Holdings Co. Ltd.	2,914	84,994

		1,782,933

Thrifts & Mortgage Finance - 0.5%
Aavas Financiers Ltd.*	611	11,192
Housing Development Finance Corp. Ltd.	27,777	661,617
Indiabulls Housing Finance Ltd.	153,173	389,011
LIC Housing Finance Ltd.	9,611	33,723
Sangsangin Co. Ltd.	17,487	82,342

		1,177,885

Tobacco - 0.2%
British American Tobacco Malaysia Bhd.	5,900	14,889
Eastern Co. SAE	55,521	40,989
Gudang Garam Tbk. PT*	14,900	51,002
ITC Ltd.	49,491	128,437
KT&G Corp.	4,042	274,465

		509,782

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	3,355	7,859
AKR Corporindo Tbk. PT	71,700	14,143
Barloworld Ltd.	81,555	317,096
BOC Aviation Ltd.(a)(b)	9,400	54,337

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bohai Leasing Co. Ltd., Class A*	32,900	14,471
Brighton-Best International Taiwan, Inc.*	16,000	14,201
COSCO SHIPPING Development Co. Ltd., Class A	37,600	11,044
LG International Corp.	13,160	166,792
Posco International Corp.	2,165	25,168
Shoucheng Holdings Ltd.	30,400	7,649
SK Networks Co. Ltd.	2,415	10,318
Xiamen C & D, Inc., Class A	9,400	12,633
Zall Smart Commerce Group Ltd.*(a)	2,117,000	196,671

		852,382

Transportation Infrastructure - 0.8%
Adani Ports & Special Economic Zone Ltd.	15,322	64,555
Airports of Thailand PCL	54,000	89,185
Airports of Thailand PCL, NVDR	21,200	35,013
Bangkok Expressway & Metro PCL, NVDR	136,300	38,684
Beijing Capital International Airport Co. Ltd., Class H	36,000	23,736
CCR SA	14,100	40,519
China Merchants Port Holdings Co. Ltd.	55,407	63,413
COSCO SHIPPING Ports Ltd.(a)	733,761	382,493
EcoRodovias Infraestrutura e Logistica SA*	4,700	13,109
GMR Infrastructure Ltd.*	48,418	14,076
Grupo Aeroportuario del Centro Norte SAB de CV*	8,305	34,321
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,700	31,287
Grupo Aeroportuario del Sureste SAB de CV, Class B*	3,280	32,694
Guangzhou Baiyun International Airport Co. Ltd., Class A	4,700	9,562
International Container Terminal Services, Inc.	18,470	36,268
Jasa Marga Persero Tbk. PT	39,723	10,693
Jiangsu Expressway Co. Ltd., Class H	30,000	32,167
Malaysia Airports Holdings Bhd.	27,900	34,743
MMC Corp. Bhd.	408,900	67,989
Ningbo Zhoushan Port Co. Ltd., Class A	23,500	14,040
Novorossiysk Commercial Sea Port PJSC	190,696	23,717
Promotora y Operadora de Infraestructura SAB de CV*	2,160	15,902
Promotora y Operadora de Infraestructura SAB de CV, Class L*	2,300	11,296
Qingdao Port International Co. Ltd., Class H(a)(b)	47,000	26,623
Shanghai International Airport Co. Ltd., Class A	3,100	30,172

Investments	Shares	Value ($)
Shanghai International Port Group Co. Ltd., Class A	61,100	39,481
Shenzhen Airport Co. Ltd., Class A	9,400	13,441
Shenzhen Expressway Co. Ltd., Class A	9,400	12,081
Shenzhen International Holdings Ltd.(a)	26,245	42,804
Taiwan High Speed Rail Corp.	48,000	54,563
TAV Havalimanlari Holding A/S	6,386	15,188
Westports Holdings Bhd.	17,500	16,221
Zhejiang Expressway Co. Ltd., Class H	628,000	466,734

		1,836,770

Water Utilities - 0.6%
Aguas Andinas SA, Class A	36,828	12,950
Beijing Enterprises Water Group Ltd.*	210,000	89,146
China Water Affairs Group Ltd.(a)	376,000	324,565
Chongqing Water Group Co. Ltd., Class A	18,800	14,276
Cia de Saneamento Basico do Estado de Sao Paulo*	4,700	54,938
Cia de Saneamento do Parana*	107,104	630,592
Grandblue Environment Co. Ltd., Class A	4,700	17,946
Guangdong Investment Ltd.	36,000	58,156
Inversiones Aguas Metropolitanas SA	201,981	176,125
Luenmei Quantum Co. Ltd., Class A	9,400	19,650

		1,398,344

Wireless Telecommunication Services - 1.8%
Advanced Info Service PCL, NVDR	18,000	106,791
America Movil SAB de CV, Series L(a)	343,100	216,293
Axiata Group Bhd.	74,304	56,078
Bharti Airtel Ltd.*	36,143	268,056
China Mobile Ltd.	188,000	1,288,070
China United Network Communications Ltd., Class A	18,800	13,683
DiGi.Com Bhd.	61,100	61,244
Empresa Nacional de Telecomunicaciones SA	1,467	10,463
Etihad Etisalat Co.*	7,802	56,897
Far EasTone Telecommunications Co. Ltd.	30,000	64,620
Globe Telecom, Inc.	580	24,359
Indosat Tbk. PT*	417,600	65,786
Intouch Holdings PCL, NVDR	23,500	42,768
Maxis Bhd.	32,900	41,125
Mobile Telecommunications Co. Saudi Arabia*	8,696	26,248
Mobile TeleSystems PJSC	26,796	117,709
MTN Group Ltd.(a)	54,191	188,203
PLAY Communications SA(b)	2,706	23,480
PLDT, Inc.	2,290	62,441
Sistema PJSFC	1,592,043	423,858

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SK Telecom Co. Ltd.	1,222	226,163
Taiwan Mobile Co. Ltd.	30,000	107,529
TIM Participacoes SA*	14,100	42,659
Total Access Communication PCL, NVDR	15,200	17,914
Turkcell Iletisim Hizmetleri A/S	36,425	77,552
Vodacom Group Ltd.	10,340	77,984
Vodafone Idea Ltd.*	3,524,849	395,773
XL Axiata Tbk. PT	149,675	25,629

		4,129,375

TOTAL COMMON STOCKS (Cost $193,843,340)		220,156,829

Investments	Number of Rights	Value ($)
RIGHTS - 0.1%

Airlines - 0.0%(d)
Jejuair Co. Ltd., expiring 8/13/2020, price 13,050.00 KRW*(c)	279	412

Banks - 0.0%
Grupo Security SA, expiring 8/19/2020, price 160.00 CLP*‡(c)	58,286	—

Biotechnology - 0.0%(d)
PharmaEssentia Corp., expiring 8/4/2020, price 102.00 TWD*(c)	364	174

Consumer Finance - 0.1%
Mahindra & Mahindra Financial Services Ltd., expiring 8/11/2020, price 50.00 INR*	129,039	125,223

Electronic Equipment, Instruments & Components - 0.0%(d)
L&F Co. Ltd., expiring 8/7/2020, price 25,050.00 KRW*(c)	81	734

Insurance - 0.0%(d)
IRB Brasil Resseguros S/A, expiring 8/12/2020, price 6.93 BRL*	3,737	718

Internet & Direct Marketing Retail - 0.0%(d)
B2W Cia Digital, expiring 8/25/2020, price 115.00 BRL*	232	312

Machinery - 0.0%(d)
Shin Zu Shing Co. Ltd., expiring 8/24/2020, price 110.00 TWD *(c)	165	248

Specialty Retail - 0.0%(d)
Foschini Group Ltd. (The), expiring 8/7/2020, price 4,190.00 ZAR*(a)	40,620	65,359

Technology Hardware, Storage & Peripherals - 0.0%
Legend Holdings Corp., expiring 12/31/2020*‡(c)	4,192	—

TOTAL RIGHTS (Cost $124,675)		193,180

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(d)

Food Products - 0.0%(d)
Britannia Industries Ltd. 8.00%, 8/28/2022	INR	2,231	32

Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd. Series 54, 8.49%, 3/25/2025	INR	49,126	9,201

TOTAL CORPORATE BONDS (Cost $31)			9,233

Investments	Number of Warrants		Value ($)
WARRANTS - 0.0%(d)

Road & Rail - 0.0%(d)
BTS Group Holdings PCL, expiring 2/16/2021, price 14.00 THB* (Cost $–)		17,234	509

Investments	Principal Amount ($)		Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.7%

REPURCHASE AGREEMENTS - 0.7%
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $852,573, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $867,341		852,568	852,568
NBC Global Finance Ltd., 0.24%, dated 7/31/2020, due 8/3/2020, repurchase price $200,004, collateralized by various Common Stocks; total market value $223,784		200,000	200,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Societe Generale, 0.22%, dated 7/31/2020, due 8/3/2020, repurchase price $600,011, collateralized by various Common Stocks; total market value $664,459	600,000	600,000

		1,652,568

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $1,652,568)		1,652,568

Total Investments - 98.0% (Cost $195,620,614)		222,012,319
Other Assets Less Liabilities - 2.0%		4,491,821

Net Assets - 100.0%		226,504,140

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $9,646,858, collateralized in the form of cash with a value of $1,652,568 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,430,200 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 15, 2020 – November 15, 2049 and $6,201,205 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 15, 2020 – March 22, 2062; a total value of $10,283,973.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $369,466, which represents approximately 0.16% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $1,652,568.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
BRL	Brazilian Real
CLP	Chilean Peso
GDR	Global Depositary Receipt
INR	Indian Rupee

KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	115	09/18/2020	USD	$6,148,475	$415,470

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
INR*	13,040,000	Citibank NA	USD	173,301	09/16/2020	$249
KRW*	360,720,000	Goldman Sachs & Co.	USD	300,987	09/16/2020	1,823
USD	118,843	Morgan Stanley	BRL*	599,553	09/16/2020	3,869
USD	90,216	BNP Paribas SA	RUB*	6,343,045	09/16/2020	5,160
ZAR	1,540,000	Goldman Sachs & Co.	USD	89,452	09/16/2020	555

Total unrealized appreciation						$11,656

USD	638,894	Bank of New York	HKD	4,956,137	09/16/2020	$(597)
USD	460,280	Morgan Stanley	HKD	3,570,000	09/16/2020	(358)
USD	77,948	Citibank NA	INR*	5,978,500	09/16/2020	(1,620)
USD	109,205	Citibank NA	KRW*	130,856,590	09/16/2020	(644)
USD	99,174	Morgan Stanley	TWD*	2,906,120	09/16/2020	(55)
USD	97,838	Morgan Stanley	ZAR	1,710,000	09/16/2020	(2,104)

Total unrealized depreciation						$(5,378)

Net unrealized appreciation						$6,278

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
RUB — Russian Ruble
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Brazil	5.5%
Chile	0.8
China	33.6
Colombia	0.5
Czech Republic	0.3
Egypt	0.4
Greece	0.3
Hungary	0.3
India	7.7
Indonesia	1.7
Malaysia	1.9
Mexico	1.8
Pakistan	0.5
Peru	0.3
Philippines	1.1
Poland	1.5
Qatar	1.2
Russia	3.6
Saudi Arabia	1.2
South Africa	4.2
South Korea	14.3
Taiwan	10.8
Thailand	1.9
Turkey	1.2
United Arab Emirates	0.7
Other[1]	2.7

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 102.7%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(a) (Cost $7,465,450)	115,360	6,232,901

Total Investments - 102.7% (Cost $7,465,450)		6,232,901
Liabilities in excess of other assets - (2.7%)		(162,997)

Net Assets - 100.0%		6,069,904

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Fund.

Percentages shown are based on Net Assets.

The FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares July 31, 2020	Value July 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$8,481,240	$683,311	$1,621,157	115,360	$6,232,901	$(938,959)	$206,471	$(371,534)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	335,298	Toronto-Dominion Bank (The)	AUD	480,000	08/25/2020	$(8,964)
USD	544,886	Toronto-Dominion Bank (The)	CAD	740,000	08/25/2020	(7,590)
USD	372,771	Toronto-Dominion Bank (The)	CHF	350,000	08/25/2020	(12,209)
USD	116,660	Toronto-Dominion Bank (The)	DKK	760,000	08/25/2020	(4,054)
USD	1,634,564	Toronto-Dominion Bank (The)	EUR	1,430,000	08/25/2020	(57,185)
USD	852,564	Toronto-Dominion Bank (The)	GBP	680,000	08/25/2020	(40,038)
USD	185,710	Morgan Stanley	HKD	1,440,000	08/25/2020	(96)
USD	69,852	Morgan Stanley	ILS	240,000	08/25/2020	(713)
USD	1,827,724	Toronto-Dominion Bank (The)	JPY	195,750,000	08/25/2020	(24,123)
USD	65,668	Toronto-Dominion Bank (The)	NOK	610,000	08/25/2020	(1,528)
USD	26,176	Toronto-Dominion Bank (The)	NZD	40,000	08/25/2020	(471)
USD	223,548	Toronto-Dominion Bank (The)	SEK	2,020,000	08/25/2020	(7,521)
USD	71,929	Morgan Stanley	SGD	100,000	08/25/2020	(997)

Net unrealized depreciation						$(165,489)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 98.9%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(a) (Cost $3,892,513)	70,690	3,363,430

Total Investments - 98.9% (Cost $3,892,513)		3,363,430
Other Assets Less Liabilities - 1.1%		37,916

Net Assets - 100.0%		3,401,346

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Fund.

Percentages shown are based on Net Assets.

The FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares July 31, 2020	Value July 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$5,409,036	$140,253	$2,099,793	70,690	$3,363,430	$(79,200)	$86,316	$(6,866)

Futures Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following open futures contract as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	1	09/18/2020	USD	$53,465	$5,068

See Accompanying Notes to the Schedules of Investments.

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	127,475	Goldman Sachs & Co.	RUB*	9,200,000	08/26/2020	$3,813
USD	45,786	Morgan Stanley	TRY	320,000	08/26/2020	850
USD	155,433	Morgan Stanley	ZAR	2,600,000	08/26/2020	3,121

Total unrealized appreciation						$7,784

USD	181,007	Goldman Sachs & Co.	BRL*	970,000	08/26/2020	$(5,148)
USD	29,075	Citibank NA	CLP*	22,910,000	08/26/2020	(1,201)
USD	11,431	Toronto-Dominion Bank (The)	EUR	10,000	08/26/2020	(400)
USD	929,838	Morgan Stanley	HKD	7,210,000	08/26/2020	(483)
USD	59,112	Citibank NA	IDR*	882,110,000	08/26/2020	(1,175)
USD	266,061	Goldman Sachs & Co.	INR*	20,020,000	08/26/2020	(962)
USD	481,796	JPMorgan Chase Bank	KRW*	580,660,000	08/26/2020	(5,590)
USD	63,253	Morgan Stanley	MXN	1,430,000	08/26/2020	(993)
USD	67,802	Goldman Sachs & Co.	MYR*	290,000	08/26/2020	(529)
USD	41,189	JPMorgan Chase Bank	PHP*	2,040,000	08/26/2020	(270)
USD	53,599	Morgan Stanley	PLN	210,000	08/26/2020	(2,685)
USD	66,472	Morgan Stanley	THB	2,110,000	08/26/2020	(1,188)
USD	373,739	Toronto-Dominion Bank (The)	TWD*	10,980,000	08/26/2020	(1,113)

Total unrealized depreciation						$(21,737)

Net unrealized depreciation						$(13,953)

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real
CLP — Chilean Peso
EUR — Euro
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Aerospace & Defense - 0.3%
Lockheed Martin Corp.	539	204,265

Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.(a)	4,081	382,471
Expeditors International of Washington, Inc.	4,697	396,944

		779,415

Airlines - 0.3%
Southwest Airlines Co.	6,314	195,039

Banks - 3.6%
Bank of America Corp.	13,475	335,258
Citigroup, Inc.	22,638	1,132,126
JPMorgan Chase & Co.	7,700	744,128
M&T Bank Corp.	2,387	252,903

		2,464,415

Beverages - 1.0%
Coca-Cola European Partners plc	616	25,361
Molson Coors Beverage Co., Class B	5,621	210,900
Monster Beverage Corp.*	5,698	447,179

		683,440

Biotechnology - 3.1%
AbbVie, Inc.	3,388	321,593
Amgen, Inc.	4,774	1,168,054
Biogen, Inc.*	2,233	613,383
Vertex Pharmaceuticals, Inc.*	77	20,944

		2,123,974

Building Products - 1.0%
Johnson Controls International plc	12,551	482,963
Masco Corp.	3,465	198,059

		681,022

Capital Markets - 3.3%
Ameriprise Financial, Inc.	308	47,318
Bank of New York Mellon Corp. (The)	8,855	317,452
E*TRADE Financial Corp.	8,085	410,475
Goldman Sachs Group, Inc. (The)	4,004	792,632
Morgan Stanley(a)	14,938	730,169

		2,298,046

Chemicals - 2.0%
Celanese Corp.	3,080	299,376
CF Industries Holdings, Inc.	7,315	229,179
Dow, Inc.	9,240	379,395
Sherwin-Williams Co. (The)	770	498,898

		1,406,848

Communications Equipment - 1.8%
Cisco Systems, Inc.	26,796	1,262,092

Investments	Shares	Value ($)
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	2,079	177,443

Consumer Finance - 2.1%
Ally Financial, Inc.	20,020	402,402
American Express Co.	1,771	165,270
Capital One Financial Corp.	5,467	348,794
Discover Financial Services(a)	4,928	243,591
Synchrony Financial	12,320	272,642

		1,432,699

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc., Class B*	847	165,826

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	13,321	394,035
Liberty Global plc, Class C*	539	12,268
Verizon Communications, Inc.	7,238	416,040

		822,343

Electric Utilities - 3.0%
Evergy, Inc.	5,544	359,418
Exelon Corp.	11,627	448,918
NRG Energy, Inc.	8,316	281,164
OGE Energy Corp.	539	17,733
Pinnacle West Capital Corp.	3,696	307,064
Southern Co. (The)	12,628	689,615

		2,103,912

Electrical Equipment - 1.0%
Eaton Corp. plc	5,005	466,116
Rockwell Automation, Inc.	1,001	218,358

		684,474

Energy Equipment & Services - 0.4%
Baker Hughes Co.(a)	15,631	242,124

Entertainment - 2.1%
Activision Blizzard, Inc.	9,240	763,501
Electronic Arts, Inc.*	385	54,524
Spotify Technology SA*	2,233	575,712
Take-Two Interactive Software, Inc.*	385	63,148

		1,456,885

Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	2,772	724,573
AvalonBay Communities, Inc.	1,925	294,756
Equity Residential	5,698	305,584
Essex Property Trust, Inc.	154	33,994
Prologis, Inc.	3,773	397,749
Public Storage	1,925	384,769

		2,141,425

Food & Staples Retailing - 0.2%
Walmart, Inc.	1,232	159,421

Food Products - 2.2%
Archer-Daniels-Midland Co.	6,930	296,812
Campbell Soup Co.	2,541	125,957

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
General Mills, Inc.	2,002	126,666
Kraft Heinz Co. (The)	11,165	383,853
Mondelez International, Inc., Class A	10,934	606,728

		1,540,016

Health Care Equipment & Supplies - 1.6%
Dentsply Sirona, Inc.	5,159	230,092
Medtronic plc	9,009	869,188

		1,099,280

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	2,695	270,012
Anthem, Inc.	924	252,991
Cardinal Health, Inc.	6,622	361,694
Cigna Corp.	2,002	345,725
Henry Schein, Inc.*	5,313	365,163
Humana, Inc.	1,617	634,592
McKesson Corp.	2,618	393,119
UnitedHealth Group, Inc.	1,694	512,909

		3,136,205

Health Care Technology - 0.5%
Cerner Corp.	5,390	374,335

Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings, Inc.	3,696	277,385

Household Durables - 0.9%
Lennar Corp., Class A	3,542	256,263
PulteGroup, Inc.	8,393	365,935

		622,198

Household Products - 2.7%
Colgate-Palmolive Co.	7,007	540,940
Procter & Gamble Co. (The)	10,010	1,312,511

		1,853,451

Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	16,401	306,043

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	2,618	391,051

Insurance - 3.1%
Allstate Corp. (The)	4,004	377,937
American International Group, Inc.	5,698	183,134
Aon plc, Class A(a)	2,849	584,672
Loews Corp.	462	16,821
MetLife, Inc.	9,779	370,135
Progressive Corp. (The)	7,084	639,969

		2,172,668

Interactive Media & Services - 4.3%
Alphabet, Inc., Class A*	547	813,909
Alphabet, Inc., Class C*	660	978,754
Facebook, Inc., Class A*	3,080	781,303
Match Group, Inc.*	3,979	408,643

		2,982,609

Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc.*	693	2,193,123
Booking Holdings, Inc.*	522	867,632
eBay, Inc.	9,702	536,327

		3,597,082

Investments	Shares	Value ($)
IT Services - 3.6%
Cognizant Technology Solutions Corp., Class A	2,849	194,644
GoDaddy, Inc., Class A*	1,078	75,762
Mastercard, Inc., Class A	1,001	308,838
VeriSign, Inc.*	1,694	358,586
Visa, Inc., Class A(a)	8,316	1,583,366

		2,521,196

Life Sciences Tools & Services - 0.5%
ICON plc*	154	28,561
Waters Corp.*	1,617	344,663

		373,224

Machinery - 1.0%
Cummins, Inc.(a)	2,233	431,550
Dover Corp.	308	31,702
Illinois Tool Works, Inc.	1,309	242,152

		705,404

Media - 2.5%
Charter Communications, Inc., Class A*(a)	1,694	982,520
Comcast Corp., Class A	5,082	217,509
Discovery, Inc., Class C*	770	14,591
Interpublic Group of Cos., Inc. (The)	15,092	272,411
Liberty Media Corp-Liberty SiriusXM, Class C*	539	18,860
Omnicom Group, Inc.	4,697	252,370

		1,758,261

Multiline Retail - 0.9%
Target Corp.	4,697	591,258

Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	7,392	413,509
WEC Energy Group, Inc.	1,463	139,365

		552,874

Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	11,935	1,001,824
ConocoPhillips	10,549	394,427
Devon Energy Corp.	14,014	147,007
HollyFrontier Corp.	6,314	173,635
Phillips 66	2,079	128,939
Valero Energy Corp.	4,620	259,783

		2,105,615

Pharmaceuticals - 4.8%
Eli Lilly and Co.	6,930	1,041,510
Johnson & Johnson	11,550	1,683,528
Merck & Co., Inc.	4,004	321,281
Mylan NV*	11,858	191,032
Pfizer, Inc.	1,617	62,222

		3,299,573

Semiconductors & Semiconductor Equipment - 4.4%
Broadcom, Inc.	1,078	341,457
Intel Corp.	14,399	687,264
Lam Research Corp.	1,694	638,909

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Qorvo, Inc.*	231	29,603
QUALCOMM, Inc.	2,002	211,431
Texas Instruments, Inc.	9,086	1,158,919

		3,067,583

Software - 8.8%
Adobe, Inc.*	847	376,339
Check Point Software Technologies Ltd.*	3,234	405,382
Citrix Systems, Inc.	2,541	362,753
Fair Isaac Corp.*	154	67,635
Fortinet, Inc.*	539	74,544
Intuit, Inc.	3,157	967,210
Microsoft Corp.	13,321	2,730,938
Oracle Corp.	20,328	1,127,188

		6,111,989

Specialty Retail - 0.9%
Home Depot, Inc. (The)	2,156	572,396
Lowe’s Cos., Inc.	539	80,263

		652,659

Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	13,398	5,694,686
NetApp, Inc.	693	30,700

		5,725,386

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	5,005	488,538
VF Corp.	4,466	269,568

		758,106

Tobacco - 0.7%
Philip Morris International, Inc.	6,083	467,235

Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	462	157,787

TOTAL COMMON STOCKS (Cost $61,654,158)		68,685,581

Total Investments - 98.9% (Cost $61,654,158)		68,685,581
Other Assets Less Liabilities - 1.1%		742,985

Net Assets - 100.0%		69,428,566

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $3,428,161, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 15, 2020 – November 15, 2049; a total value of $3,504,907.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	4	09/18/2020	USD	$652,700	$46,843

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%

Aerospace & Defense - 0.0%(a)
Teledyne Technologies, Inc.*	84	25,763

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	378	35,426
FedEx Corp.	1,176	198,039
United Parcel Service, Inc., Class B	1,596	227,845

		461,310

Automobiles - 1.7%
General Motors Co.	6,888	171,443
Tesla, Inc.*(b)	882	1,261,930

		1,433,373

Banks - 5.1%
Bank of America Corp.	50,484	1,256,042
Citigroup, Inc.	13,734	686,837
Fifth Third Bancorp	2,394	47,545
First Republic Bank(b)	378	42,517
Huntington Bancshares, Inc.	6,426	59,569
JPMorgan Chase & Co.	16,044	1,550,492
KeyCorp	4,662	55,991
PNC Financial Services Group, Inc. (The)	2,100	224,007
US Bancorp	7,182	264,585

		4,187,585

Beverages - 2.4%
Coca-Cola Co. (The)	15,792	746,014
Coca-Cola European Partners plc	1,344	55,333
PepsiCo, Inc.	8,400	1,156,344

		1,957,691

Biotechnology - 2.8%
AbbVie, Inc.	8,022	761,368
Amgen, Inc.	2,772	678,225
Biogen, Inc.*	714	196,129
Gilead Sciences, Inc.	6,342	440,959
Regeneron Pharmaceuticals, Inc.*	210	132,735
Vertex Pharmaceuticals, Inc.*	546	148,512

		2,357,928

Building Products - 0.3%
Allegion plc	210	20,887
Johnson Controls International plc	2,772	106,666
Lennox International, Inc.	84	22,524
Trane Technologies plc	840	93,971

		244,048

Capital Markets - 2.5%
Bank of New York Mellon Corp. (The)	4,284	153,581
BlackRock, Inc.	924	531,309
CME Group, Inc.	714	118,653
Goldman Sachs Group, Inc. (The)	2,142	424,030
Morgan Stanley(b)	7,014	342,844
Nasdaq, Inc.	420	55,150

Investments	Shares	Value ($)
S&P Global, Inc.	966	338,342
SEI Investments Co.	504	26,374
State Street Corp.	1,092	69,659

		2,059,942

Chemicals - 1.6%
Air Products and Chemicals, Inc.	630	180,577
Celanese Corp.(b)	756	73,483
Dow, Inc.	2,478	101,747
Eastman Chemical Co.	1,386	103,437
Ecolab, Inc.	1,848	345,724
International Flavors & Fragrances, Inc.(b)	630	79,348
LyondellBasell Industries NV, Class A	1,386	86,653
PPG Industries, Inc.	840	90,426
Sherwin-Williams Co. (The)	420	272,126

		1,333,521

Commercial Services & Supplies - 0.2%
Cintas Corp.	294	88,750
Republic Services, Inc.	756	65,961

		154,711

Communications Equipment - 1.1%
Ciena Corp.*	126	7,499
Cisco Systems, Inc.	16,842	793,258
Juniper Networks, Inc.	840	21,319
Motorola Solutions, Inc.	630	88,074

		910,150

Construction Materials - 0.0%(a)
Martin Marietta Materials, Inc.	84	17,403

Consumer Finance - 0.3%
Capital One Financial Corp.	2,520	160,776
Synchrony Financial	2,772	61,344

		222,120

Containers & Packaging - 0.4%
Avery Dennison Corp.	378	42,842
Ball Corp.	1,806	132,976
International Paper Co.	2,688	93,516
Packaging Corp. of America	630	60,556
Westrock Co.	1,176	31,587

		361,477

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	38,136	1,128,063
CenturyLink, Inc.	5,670	54,716
Liberty Global plc, Class C*	1,344	30,589
Verizon Communications, Inc.	21,546	1,238,464

		2,451,832

Electric Utilities - 1.5%
Alliant Energy Corp.	1,176	63,328
American Electric Power Co., Inc.	840	72,979
Duke Energy Corp.(b)	2,856	242,017
Edison International	504	28,058
Entergy Corp.	1,134	119,217
Eversource Energy	1,974	177,798
FirstEnergy Corp.	1,176	34,104

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
NextEra Energy, Inc.	1,428	400,840
NRG Energy, Inc.	1,134	38,340
PPL Corp.	1,722	45,840

		1,222,521

Electrical Equipment - 0.4%
Eaton Corp. plc	1,218	113,432
Emerson Electric Co.	1,554	96,364
Rockwell Automation, Inc.	714	155,752

		365,548

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	1,512	159,909
CDW Corp.	126	14,648
Trimble, Inc.*	840	37,388

		211,945

Energy Equipment & Services - 0.3%
Baker Hughes Co.(b)	2,856	44,240
Halliburton Co.	6,216	89,075
Schlumberger Ltd.	5,964	108,187

		241,502

Entertainment - 1.6%
Take-Two Interactive Software, Inc.*	84	13,777
Walt Disney Co. (The)	11,004	1,286,808

		1,300,585

Equity Real Estate Investment Trusts (REITs) - 1.2%
AvalonBay Communities, Inc.	420	64,310
Boston Properties, Inc.	84	7,483
Equity LifeStyle Properties, Inc.	168	11,478
Healthpeak Properties, Inc.	4,368	119,203
Host Hotels & Resorts, Inc.	3,906	42,107
Omega Healthcare Investors, Inc.	882	28,559
Prologis, Inc.	3,150	332,073
Public Storage	420	83,950
Ventas, Inc.	966	37,056
Vornado Realty Trust	1,386	47,845
Welltower, Inc.	1,722	92,230
Weyerhaeuser Co.	1,722	47,889
WP Carey, Inc.	1,176	83,931

		998,114

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	2,646	861,352
Kroger Co. (The)	3,318	115,433
Sysco Corp.	3,276	173,137
Walgreens Boots Alliance, Inc.	3,318	135,076

		1,284,998

Food Products - 0.8%
Archer-Daniels-Midland Co.	1,848	79,150
Campbell Soup Co.(b)	504	24,983
General Mills, Inc.	4,074	257,762
Hershey Co. (The)	756	109,930
J M Smucker Co. (The)	504	55,112
Kellogg Co.	714	49,259
McCormick & Co., Inc. (Non-Voting)	462	90,044

		666,240

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	10,710	1,077,854
Align Technology, Inc.*	168	49,362
Baxter International, Inc.	2,142	185,026
Becton Dickinson and Co.	1,470	413,570
Boston Scientific Corp.*	2,814	108,536
Danaher Corp.(b)	2,268	462,219
Edwards Lifesciences Corp.*	1,134	88,917
Hologic, Inc.*	1,638	114,300
IDEXX Laboratories, Inc.*	84	33,411
Intuitive Surgical, Inc.*	210	143,942
Masimo Corp.*	126	27,735
Medtronic plc	7,014	676,711
ResMed, Inc.	336	68,043
Stryker Corp.	588	113,660
Varian Medical Systems, Inc.*(b)	588	83,919
Zimmer Biomet Holdings, Inc.	1,050	141,603

		3,788,808

Health Care Providers & Services - 2.0%
Anthem, Inc.	1,638	448,484
Cardinal Health, Inc.	168	9,176
CVS Health Corp.	4,494	282,852
Laboratory Corp. of America Holdings*	420	81,027
UnitedHealth Group, Inc.	2,898	877,457

		1,698,996

Health Care Technology - 0.2%
Cerner Corp.	756	52,504
Veeva Systems, Inc., Class A*	378	100,008

		152,512

Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	378	28,690
Domino’s Pizza, Inc.	168	64,950
Hilton Worldwide Holdings, Inc.	1,470	110,324
Marriott International, Inc., Class A	1,722	144,347
McDonald’s Corp.	3,654	709,899
MGM Resorts International(b)	294	4,730
Royal Caribbean Cruises Ltd.	1,470	71,604
Starbucks Corp.	3,276	250,712
Wynn Resorts Ltd.	126	9,126
Yum! Brands, Inc.	1,638	149,140

		1,543,522

Household Durables - 0.1%
Garmin Ltd.	126	12,422
Lennar Corp., Class A	630	45,581

		58,003

Household Products - 2.7%
Clorox Co. (The)	546	129,134
Kimberly-Clark Corp.	1,218	185,185
Procter & Gamble Co. (The)	14,448	1,894,422

		2,208,741

Industrial Conglomerates - 1.3%
3M Co.	3,570	537,178
General Electric Co.	56,364	342,129
Roper Technologies, Inc.	504	217,955

		1,097,262

Insurance - 1.6%
Aflac, Inc.	3,654	129,973
Alleghany Corp.	84	43,875
Allstate Corp. (The)	1,554	146,682

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Aon plc, Class A(b)	966	198,243
Globe Life, Inc.	756	60,178
Hartford Financial Services Group, Inc. (The)	2,184	92,427
Lincoln National Corp.	672	25,045
MetLife, Inc.	2,310	87,433
Principal Financial Group, Inc.	2,058	87,321
Progressive Corp. (The)	2,772	250,422
Travelers Cos., Inc. (The)(b)	1,512	173,003

		1,294,602

Interactive Media & Services - 8.1%
Alphabet, Inc., Class C*	1,932	2,865,079
Facebook, Inc., Class A*	14,532	3,686,332
Snap, Inc., Class A*	6,888	154,429

		6,705,840

Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc.*	1,470	4,652,079
Booking Holdings, Inc.*	84	139,619
eBay, Inc.	2,310	127,697
Etsy, Inc.*	378	44,748

		4,964,143

IT Services - 5.1%
Accenture plc, Class A	4,074	915,754
Akamai Technologies, Inc.*	672	75,560
Amdocs Ltd.	882	54,772
Booz Allen Hamilton Holding Corp.(b)	966	78,980
Cognizant Technology Solutions Corp., Class A	1,848	126,255
Fidelity National Information Services, Inc.	840	122,900
International Business Machines Corp.(b)	5,418	666,089
Leidos Holdings, Inc.	252	23,980
Mastercard, Inc., Class A	3,864	1,192,160
PayPal Holdings, Inc.*	4,620	905,844
Western Union Co. (The)(b)	1,890	45,889

		4,208,183

Leisure Products - 0.0%(a)
Hasbro, Inc.(b)	504	36,671

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,764	169,926
Bio-Rad Laboratories, Inc., Class A*	42	22,045
Illumina, Inc.*(b)	798	304,964
Mettler-Toledo International, Inc.*	84	78,540

		575,475

Machinery - 1.3%
Caterpillar, Inc.	3,276	435,315
Cummins, Inc.	798	154,222
Deere & Co.	420	74,050
Dover Corp.	840	86,461
PACCAR, Inc.	2,016	171,521
Parker-Hannifin Corp.	378	67,632
Stanley Black & Decker, Inc.	588	90,152
Xylem, Inc.	336	24,521

		1,103,874

Investments	Shares	Value ($)
Media - 0.7%
Comcast Corp., Class A	12,558	537,483
Interpublic Group of Cos., Inc. (The)	1,722	31,082

		568,565

Metals & Mining - 0.5%
Newmont Corp.	4,956	342,955
Nucor Corp.	2,604	109,238

		452,193

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(a)
AGNC Investment Corp.	1,722	23,419

Multiline Retail - 0.7%
Dollar General Corp.	1,008	191,923
Dollar Tree, Inc.*	924	86,256
Target Corp.	2,184	274,922

		553,101

Multi-Utilities - 0.5%
Ameren Corp.	798	64,031
CMS Energy Corp.	966	61,998
NiSource, Inc.	2,562	62,641
Sempra Energy	1,260	156,820
WEC Energy Group, Inc.	630	60,014

		405,504

Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	12,054	1,011,813
ConocoPhillips	6,762	252,831
Exxon Mobil Corp.	27,384	1,152,319
Hess Corp.(b)	1,512	74,405
Occidental Petroleum Corp.(b)	1,638	25,782
Phillips 66	882	54,702
Valero Energy Corp.	840	47,233

		2,619,085

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,344	265,494

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	11,718	687,378
Eli Lilly and Co.	3,444	517,599
Merck & Co., Inc.	13,356	1,071,685
Mylan NV*	2,646	42,627

		2,319,289

Professional Services - 0.1%
IHS Markit Ltd.	1,218	98,329

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	2,310	101,201

Road & Rail - 0.6%
CSX Corp.	3,864	275,658
Kansas City Southern	336	57,741
Lyft, Inc., Class A*(b)	1,260	36,830
Norfolk Southern Corp.	630	121,092

		491,321

Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc.*	3,822	295,937

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Analog Devices, Inc.	168	19,295
Broadcom, Inc.	1,470	465,622
Intel Corp.	25,998	1,240,885
Lam Research Corp.	798	300,974
Microchip Technology, Inc.	1,344	136,725
Micron Technology, Inc.*	6,552	327,960
NVIDIA Corp.	2,730	1,159,131
QUALCOMM, Inc.	2,730	288,315
Teradyne, Inc.	504	44,836
Texas Instruments, Inc.	4,116	524,996

		4,804,676

Software - 9.1%
Adobe, Inc.*	2,226	989,056
ANSYS, Inc.*	294	91,316
Autodesk, Inc.*	1,554	367,412
Fortinet, Inc.*	168	23,234
Intuit, Inc.	1,302	398,894
Microsoft Corp.	20,832	4,270,768
NortonLifeLock, Inc.	630	13,514
Oracle Corp.	12,810	710,315
salesforce.com, Inc.*	2,142	417,369
ServiceNow, Inc.*	378	166,018
Splunk, Inc.*(b)	504	105,749
VMware, Inc., Class A*(b)	84	11,778

		7,565,423

Specialty Retail - 1.6%
AutoZone, Inc.*	84	101,423
Best Buy Co., Inc.	1,176	117,118
Burlington Stores, Inc.*	252	47,376
Lowe’s Cos., Inc.	4,410	656,693
Tiffany & Co.	546	68,447
TJX Cos., Inc. (The)	6,258	325,353

		1,316,410

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	11,592	4,927,064
Dell Technologies, Inc., Class C*	294	17,590
Hewlett Packard Enterprise Co.	8,106	80,006
HP, Inc.	8,400	147,672
NetApp, Inc.	840	37,212
Seagate Technology plc	1,050	47,481
Western Digital Corp.	588	25,343

		5,282,368

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	672	218,796

Tobacco - 0.2%
Altria Group, Inc.	3,612	148,634

Trading Companies & Distributors - 0.3%
Fastenal Co.	2,814	132,371
WW Grainger, Inc.	336	114,754

		247,125

Investments	Shares	Value ($)
Water Utilities - 0.1%
American Water Works Co., Inc.	798	117,521

TOTAL COMMON STOCKS (Cost $64,632,699)		81,505,393

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(a)

Oil, Gas & Consumable Fuels - 0.0%(a)
Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $–)	199	1,114

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

REPURCHASE AGREEMENTS - 0.0%(a)
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $8,255, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $8,398 (Cost $8,255)	8,255	8,255

Total Investments - 98.5% (Cost $64,640,954)		81,514,762
Other Assets Less Liabilities - 1.5%		1,239,224

Net Assets - 100.0%		82,753,986

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $3,815,588, collateralized in the form of cash with a value of $8,255 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,930,811 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 15, 2020 – November 15, 2049; a total value of $3,939,066.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $8,255.

Percentages shown are based on Net Assets.

Abbreviations

USD US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® US ESG Impact Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	7	09/18/2020	USD	$1,142,225	$52,030

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.0%

Aerospace & Defense - 0.0%(a)
Saab AB, Class B*	399	12,827
Teledyne Technologies, Inc.*	63	19,322

		32,149

Air Freight & Logistics - 0.2%
Deutsche Post AG (Registered)	2,667	108,047
FedEx Corp.	840	141,456

		249,503

Airlines - 0.0%(a)
Deutsche Lufthansa AG (Registered)*	147	1,300
International Consolidated Airlines Group SA(b)	5,733	12,397
Qantas Airways Ltd.	3,307	7,660
Singapore Airlines Ltd.	6,300	15,712
United Airlines Holdings, Inc.*	567	17,792

		54,861

Auto Components - 0.1%
Cie Generale des Etablissements Michelin SCA	777	81,167
Continental AG	336	32,802
Nokian Renkaat OYJ	63	1,517
Valeo SA	1,512	38,870

		154,356

Automobiles - 1.3%
Bayerische Motoren Werke AG	1,470	95,084
Daimler AG (Registered)	3,066	135,595
Ferrari NV(b)	420	75,168
Fiat Chrysler Automobiles NV*	2,163	22,048
General Motors Co.	5,985	148,967
Honda Motor Co. Ltd.	12,600	300,789
Renault SA*	798	18,924
Tesla, Inc.*	441	630,965

		1,427,540

Banks - 6.3%
ABN AMRO Bank NV, CVA(c)	3,255	27,036
Australia & New Zealand Banking Group Ltd.	7,686	98,996
Banco Bilbao Vizcaya Argentaria SA	19,908	62,078
Banco Santander SA	75,012	160,426
Bank of America Corp.	44,205	1,099,820
Bank of Montreal	2,835	155,094
Bank of Nova Scotia (The)	4,221	173,346
Bank Polska Kasa Opieki SA*	441	5,978
Bankinter SA	231	1,197
Barclays plc	46,767	61,725
BNP Paribas SA*	4,767	192,306
CaixaBank SA	13,377	28,789
Citigroup, Inc.	11,865	593,369
Commerzbank AG*	4,473	23,003
Commonwealth Bank of Australia	7,749	395,672

Investments	Shares	Value ($)
DBS Group Holdings Ltd.	4,200	60,551
DNB ASA	2,877	43,905
Erste Group Bank AG	1,281	28,629
Hang Seng Bank Ltd.(b)	2,100	33,030
HSBC Holdings plc	91,056	408,967
Huntington Bancshares, Inc.	2,583	23,944
ING Groep NV	9,324	65,007
Intesa Sanpaolo SpA*	61,530	124,215
JPMorgan Chase & Co.	8,568	828,012
KBC Group NV	882	50,396
KeyCorp	3,549	42,624
Lloyds Banking Group plc(b)	315,021	108,679
Mediobanca Banca di Credito Finanziario SpA	2,310	18,515
Mizuho Financial Group, Inc.	291,900	352,279
National Australia Bank Ltd.	6,615	83,778
Natwest Group plc	15,099	21,007
Nordea Bank Abp	5,271	40,817
PNC Financial Services Group, Inc. (The)	1,491	159,045
Royal Bank of Canada	5,313	366,496
Skandinaviska Enskilda Banken AB, Class A*	5,334	51,632
Societe Generale SA*	3,654	56,102
Standard Chartered plc	12,705	64,333
Sumitomo Mitsui Trust Holdings, Inc.	2,100	53,826
Svenska Handelsbanken AB, Class A*	5,943	56,263
Toronto-Dominion Bank (The)	6,783	300,133
UniCredit SpA*	9,681	88,388
Unione di Banche Italiane SpA*	6,240	26,372
United Overseas Bank Ltd.	4,200	59,387
US Bancorp	5,103	187,995
Westpac Banking Corp.	15,015	184,025

		7,067,187

Beverages - 2.0%
Anheuser-Busch InBev SA/NV	2,394	130,561
Carlsberg A/S, Class B	252	37,128
Coca-Cola Amatil Ltd.	2,499	14,660
Coca-Cola Bottlers Japan Holdings, Inc.(b)	2,100	31,283
Coca-Cola Co. (The)	11,151	526,773
Coca-Cola European Partners plc	798	32,854
Coca-Cola HBC AG, DI	798	20,979
Diageo plc	6,909	253,996
Heineken Holding NV	294	25,501
Heineken NV	1,071	104,153
PepsiCo, Inc.	6,594	907,730
Pernod Ricard SA	987	170,401
Remy Cointreau SA(b)	42	6,749
Thai Beverage PCL	37,800	17,642
Treasury Wine Estates Ltd.	3,507	27,162

		2,307,572

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Biotechnology - 1.6%
AbbVie, Inc.	5,519	523,796
Amgen, Inc.	1,827	447,012
Biogen, Inc.*	462	126,907
CSL Ltd.	1,407	272,539
Gilead Sciences, Inc.	3,528	245,302
Grifols SA	1,050	30,668
Vertex Pharmaceuticals, Inc.*	609	165,648

		1,811,872

Building Products - 0.7%
Assa Abloy AB, Class B	4,200	92,056
Cie de Saint-Gobain*	1,827	67,340
Daikin Industries Ltd.(b)	2,100	366,452
Geberit AG (Registered)	147	81,313
Johnson Controls International plc	1,995	76,767
Lennox International, Inc.	105	28,155
LIXIL Group Corp.	4,200	55,852
Trane Technologies plc	315	35,239

		803,174

Capital Markets - 2.3%
3i Group plc	3,003	35,063
Bank of New York Mellon Corp. (The)	2,709	97,118
BlackRock, Inc.	693	398,482
Brookfield Asset Management, Inc., Class A	3,150	101,731
Credit Suisse Group AG (Registered)	6,363	67,946
Deutsche Bank AG (Registered)*	8,883	79,737
Deutsche Boerse AG	462	84,460
Goldman Sachs Group, Inc. (The)	1,869	369,987
Hong Kong Exchanges & Clearing Ltd.	4,227	201,909
Julius Baer Group Ltd.	588	25,855
London Stock Exchange Group plc	1,407	156,673
Macquarie Group Ltd.	1,239	109,727
Morgan Stanley	6,510	318,209
Nasdaq, Inc.	294	38,605
Natixis SA*	84	204
S&P Global, Inc.	1,008	353,052
UBS Group AG (Registered)	9,471	111,347

		2,550,105

Chemicals - 1.5%
Air Liquide SA	1,246	205,686
Akzo Nobel NV	966	91,087
Arkema SA	21	2,176
Asahi Kasei Corp.	8,400	59,737
BASF SE	2,058	113,916
Celanese Corp.	420	40,824
Chr Hansen Holding A/S	567	64,544
Clariant AG (Registered)(b)	903	17,073
Croda International plc	448	33,692
Ecolab, Inc.	1,071	200,363
FUCHS PETROLUB SE (Preference)	357	15,662
Givaudan SA (Registered)	23	95,090
Hexpol AB*	1,470	9,784

Investments	Shares	Value ($)
International Flavors & Fragrances, Inc.	294	37,029
Johnson Matthey plc	945	27,771
Koninklijke DSM NV(b)	573	87,813
LyondellBasell Industries NV, Class A	588	36,762
Mitsubishi Chemical Holdings Corp.	12,600	67,427
Mitsui Chemicals, Inc.	2,200	41,740
Novozymes A/S, Class B	777	46,556
PPG Industries, Inc.	588	63,298
Sherwin-Williams Co. (The)	210	136,063
Sika AG (Registered)(b)	315	69,427
Solvay SA	567	44,292
Symrise AG	231	28,968

		1,636,780

Commercial Services & Supplies - 0.3%
Brambles Ltd.	5,250	40,587
Cintas Corp.	315	95,089
Downer EDI Ltd.(b)	1,237	3,646
Elis SA*	1,176	14,351
ISS A/S*	63	972
Rentokil Initial plc	9,744	68,319
Republic Services, Inc.	315	27,484
Securitas AB, Class B*	2,079	31,040
SPIE SA	693	11,268

		292,756

Communications Equipment - 0.9%
Ciena Corp.*	378	22,495
Cisco Systems, Inc.	12,894	607,307
Juniper Networks, Inc.	1,344	34,111
Motorola Solutions, Inc.	420	58,716
Nokia OYJ	15,939	76,522
Telefonaktiebolaget LM Ericsson, Class B	14,301	164,862

		964,013

Construction & Engineering - 0.3%
Bouygues SA	1,302	46,188
Eiffage SA*	273	23,889
Ferrovial SA	1,178	28,891
Skanska AB, Class B*	2,310	46,628
Taisei Corp.	1,400	47,933
Vinci SA	1,599	137,652

		331,181

Construction Materials - 0.2%
Boral Ltd.	1,701	4,380
CRH plc	2,919	106,175
LafargeHolcim Ltd. (Registered)*	1,791	84,677
Wienerberger AG*	399	9,186

		204,418

Consumer Finance - 0.2%
Capital One Financial Corp.	2,163	137,999
Synchrony Financial	1,596	35,320

		173,319

Containers & Packaging - 0.2%
Avery Dennison Corp.	420	47,603
Ball Corp.	1,470	108,236
DS Smith plc	6,027	20,662

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
International Paper Co.	819	28,493
Orora Ltd.	4,267	7,038
Packaging Corp. of America	441	42,389
Smurfit Kappa Group plc	735	24,736

		279,157

Diversified Financial Services - 0.1%
EXOR NV	525	29,582
Groupe Bruxelles Lambert SA	546	47,597
Kinnevik AB, Class B	966	33,883
L E Lundbergforetagen AB, Class B*	693	32,478
Wendel SE	42	3,936

		147,476

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	20,685	611,862
BCE, Inc.	1,743	73,077
BT Group plc(b)	41,265	53,391
Cellnex Telecom SA(c)	1,533	96,476
CenturyLink, Inc.	3,381	32,627
Deutsche Telekom AG (Registered)	15,729	263,462
Elisa OYJ	567	33,832
Koninklijke KPN NV(b)	19,341	50,178
Liberty Global plc, Class C*	1,974	44,928
Orange SA	8,211	96,241
Proximus SADP	819	16,958
Singapore Telecommunications Ltd.	33,600	60,766
Spark New Zealand Ltd.	9,912	32,552
Swisscom AG (Registered)	126	67,287
Telecom Italia SpA	42,945	17,307
Telefonica SA	7,203	30,220
Telenor ASA	4,305	66,788
Telia Co. AB	11,277	43,953
Telstra Corp. Ltd.	37,485	90,056
TELUS Corp.	2,579	44,726
Verizon Communications, Inc.	16,464	946,351

		2,773,038

Electric Utilities - 1.3%
Alliant Energy Corp.	567	30,533
CK Infrastructure Holdings Ltd.(b)	4,500	23,457
CLP Holdings Ltd.	5,000	47,354
Duke Energy Corp.	1,218	103,213
EDP - Energias de Portugal SA	6,489	32,880
Electricite de France SA(b)	575	5,813
Endesa SA	546	15,521
Enel SpA	18,501	169,091
Entergy Corp.	651	68,440
Eversource Energy	1,596	143,752
Fortis, Inc.	861	35,064
Fortum OYJ(b)	1,890	38,485
Iberdrola SA	28,934	373,622
Iberdrola SA, Placement Shares*(d)	626	8,084
Orsted A/S(c)	1,008	144,191
PPL Corp.	1,365	36,336
Red Electrica Corp. SA	819	15,999
SSE plc	5,267	89,937
Terna Rete Elettrica Nazionale SpA	7,203	53,712

		1,435,484

Investments	Shares	Value ($)
Electrical Equipment - 0.8%
ABB Ltd. (Registered)(b)	5,418	135,614
Eaton Corp. plc	1,659	154,503
Legrand SA	1,134	87,806
Mitsubishi Electric Corp.	14,700	190,545
Prysmian SpA	1,323	33,839
Rockwell Automation, Inc.	168	36,647
Schneider Electric SE	1,323	153,691
Signify NV*(c)	231	6,925
Vestas Wind Systems A/S	693	89,317

		888,887

Electronic Equipment, Instruments & Components - 0.9%
AAC Technologies Holdings, Inc.(b)	2,000	15,922
Alps Alpine Co. Ltd.	2,100	26,277
Amphenol Corp., Class A	1,134	119,932
Azbil Corp.	1,300	43,157
CDW Corp.	84	9,765
Halma plc	1,344	38,420
Hexagon AB, Class B*	1,113	72,401
Hitachi Ltd.	9,500	281,056
Ingenico Group SA*	126	20,286
Murata Manufacturing Co. Ltd.	4,200	262,535
Omron Corp.	1,400	99,707
Taiyo Yuden Co. Ltd.(b)	1,200	37,681
Trimble, Inc.*	861	38,323

		1,065,462

Energy Equipment & Services - 0.1%
Halliburton Co.	4,032	57,779
Schlumberger Ltd.	3,024	54,855
TGS NOPEC Geophysical Co. ASA	462	6,799
Worley Ltd.	1,939	11,402

		130,835

Entertainment - 1.0%
Ubisoft Entertainment SA*	462	38,668
Vivendi SA	3,276	86,775
Walt Disney Co. (The)	8,925	1,043,689

		1,169,132

Equity Real Estate Investment Trusts (REITs) - 0.6%
AvalonBay Communities, Inc.	399	61,095
British Land Co. plc (The)	525	2,523
Cofinimmo SA	86	12,305
Covivio	165	11,960
Derwent London plc(b)	42	1,585
Dexus	2,394	14,611
Gecina SA	336	43,507
GPT Group (The)	4,410	12,271
Healthpeak Properties, Inc.	2,583	70,490
Host Hotels & Resorts, Inc.	3,759	40,522
ICADE	189	12,516
Klepierre SA	1,008	17,391
Land Securities Group plc	4,410	33,374
Mirvac Group	12,285	18,413
Omega Healthcare Investors, Inc.	630	20,399
Orix JREIT, Inc.	42	53,985
Segro plc	1,869	23,775
Stockland	14,007	32,044

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Suntec REIT	8,400	8,208
Unibail-Rodamco-Westfield(b)	357	18,794
Vicinity Centres	17,283	16,175
Vornado Realty Trust	525	18,123
Welltower, Inc.	1,050	56,238
Weyerhaeuser Co.	2,457	68,329
WP Carey, Inc.	693	49,459

		718,092

Food & Staples Retailing - 2.0%
Carrefour SA(b)	2,574	41,091
Coles Group Ltd.	5,670	73,884
Colruyt SA	105	6,153
Costco Wholesale Corp.	2,079	676,777
J Sainsbury plc(b)	7,497	18,415
Jeronimo Martins SGPS SA	903	15,264
Kesko OYJ, Class B	924	19,777
Koninklijke Ahold Delhaize NV	4,683	135,506
Kroger Co. (The)	2,352	81,826
Lawson, Inc.	800	39,724
Loblaw Cos. Ltd.	861	44,667
Seven & i Holdings Co. Ltd.	8,400	254,709
Sysco Corp.	2,436	128,743
Tesco plc	29,799	84,910
Walgreens Boots Alliance, Inc.	2,709	110,283
Walmart, Inc.	2,646	342,392
Woolworths Group Ltd.	5,103	141,554

		2,215,675

Food Products - 1.9%
AAK AB*	504	8,923
Ajinomoto Co., Inc.	6,300	113,451
Archer-Daniels-Midland Co.	1,848	79,150
Associated British Foods plc	1,491	34,540
Danone SA	2,583	172,696
General Mills, Inc.	2,121	134,196
Hershey Co. (The)	567	82,447
J M Smucker Co. (The)	231	25,260
Kellogg Co.	567	39,117
Kerry Group plc, Class A	399	52,843
McCormick & Co., Inc. (Non-Voting)	252	49,115
Mowi ASA	1,869	33,720
Nestle SA (Registered)	10,395	1,235,242
Orkla ASA	4,956	48,857
Salmar ASA*	147	6,988
Tate & Lyle plc	1,554	13,282
Vitasoy International Holdings Ltd.(b)	2,000	7,600

		2,137,427

Gas Utilities - 0.2%
Enagas SA	714	18,043
Italgas SpA	441	2,837
Rubis SCA(b)	405	19,137
Snam SpA	9,555	50,845
Tokyo Gas Co. Ltd.	4,200	88,604

		179,466

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	7,119	716,456
Alcon, Inc.*	1,428	86,336

Investments	Shares	Value ($)
Align Technology, Inc.*	126	37,021
Ansell Ltd.	1,407	38,797
Baxter International, Inc.	1,323	114,281
Becton Dickinson and Co.	1,008	283,591
BioMerieux	189	30,730
Cochlear Ltd.	273	37,242
Coloplast A/S, Class B	357	60,986
Danaher Corp.	1,911	389,462
DiaSorin SpA	105	20,611
Fisher & Paykel Healthcare Corp. Ltd.	2,331	55,901
Getinge AB, Class B	651	15,620
Hologic, Inc.*	1,701	118,696
Hoya Corp.	2,700	266,093
Koninklijke Philips NV*	4,027	209,001
Masimo Corp.*	105	23,112
Medtronic plc	4,914	474,103
ResMed, Inc.	210	42,527
Sartorius AG (Preference)	210	80,805
Smith & Nephew plc	2,079	41,408
Sonova Holding AG (Registered)*	317	71,645
Straumann Holding AG (Registered)	63	62,037
Varian Medical Systems, Inc.*	273	38,962
Zimmer Biomet Holdings, Inc.	672	90,626

		3,406,049

Health Care Providers & Services - 1.3%
Anthem, Inc.	1,176	321,989
CVS Health Corp.	4,998	314,574
Fresenius Medical Care AG & Co. KGaA	819	72,267
Fresenius SE & Co. KGaA	1,764	88,172
Laboratory Corp. of America Holdings*	357	68,873
Orpea*	147	18,808
Ramsay Health Care Ltd.	315	14,001
Sonic Healthcare Ltd.	2,751	63,329
UnitedHealth Group, Inc.	1,806	546,821

		1,508,834

Health Care Technology - 0.1%
Cerner Corp.	231	16,043
Veeva Systems, Inc., Class A*	315	83,339

		99,382

Hotels, Restaurants & Leisure - 1.7%
Accor SA*(b)	1,260	31,647
Aristocrat Leisure Ltd.	4,284	80,432
Carnival plc	168	1,823
Compass Group plc	7,035	96,997
Darden Restaurants, Inc.	252	19,127
Domino’s Pizza Enterprises Ltd.	315	16,699
Domino’s Pizza, Inc.	63	24,356
Galaxy Entertainment Group Ltd.	6,000	40,876
Genting Singapore Ltd.	14,700	7,879
Hilton Worldwide Holdings, Inc.	1,155	86,683
InterContinental Hotels Group plc	636	29,350
Marriott International, Inc., Class A	1,554	130,264
McDonald’s Corp.	3,024	587,503
MGM Resorts International	882	14,191

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Oriental Land Co. Ltd.	2,300	275,617
Restaurant Brands International, Inc.	420	23,720
Royal Caribbean Cruises Ltd.	987	48,077
Sands China Ltd.	8,400	32,515
Sodexo SA	399	27,497
Starbucks Corp.	2,016	154,284
TUI AG, DI	2,709	10,244
Whitbread plc	819	23,434
Yum! Brands, Inc.	1,134	103,251

		1,866,466

Household Durables - 1.4%
Barratt Developments plc	4,074	27,303
Berkeley Group Holdings plc	609	35,601
Garmin Ltd.	525	51,760
Husqvarna AB, Class B	2,373	22,661
Persimmon plc	1,386	43,695
SEB SA(b)	126	20,874
Sony Corp.	17,800	1,359,622
Taylor Wimpey plc	17,640	27,401

		1,588,917

Household Products - 2.2%
Clorox Co. (The)	357	84,434
Essity AB, Class B*	2,541	83,838
Kimberly-Clark Corp.	1,008	153,256
Procter & Gamble Co. (The)	14,070	1,844,859
Reckitt Benckiser Group plc	2,688	271,868

		2,438,255

Industrial Conglomerates - 1.2%
3M Co.	3,276	492,940
CK Hutchison Holdings Ltd.	10,500	68,485
General Electric Co.	50,211	304,781
Rheinmetall AG	168	15,940
Roper Technologies, Inc.	273	118,059
Siemens AG (Registered)	2,205	282,435
Smiths Group plc	1,659	29,504

		1,312,144

Insurance - 2.2%
Admiral Group plc	609	19,183
Aegon NV(b)	147	436
Aflac, Inc.	2,877	102,335
AIA Group Ltd.	25,200	227,770
Alleghany Corp.	63	32,906
Allstate Corp. (The)	861	81,270
Aon plc, Class A	672	137,908
ASR Nederland NV	1,029	33,255
Aviva plc	14,658	50,732
AXA SA	8,106	161,647
CNP Assurances*	966	11,640
Direct Line Insurance Group plc	693	2,696
Globe Life, Inc.	483	38,447
Hartford Financial Services Group, Inc. (The)	1,218	51,546
Insurance Australia Group Ltd.	10,206	37,255
Japan Post Holdings Co. Ltd.	14,700	99,729
Legal & General Group plc	30,177	84,760
Manulife Financial Corp.	4,683	62,755
Mapfre SA	2,730	4,926

Investments	Shares	Value ($)
Medibank Pvt Ltd.	9,261	18,729
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	462	122,812
Phoenix Group Holdings plc	2,457	21,239
Poste Italiane SpA(c)	2,646	24,255
Power Corp. of Canada	2,898	51,426
Principal Financial Group, Inc.	1,491	63,263
Progressive Corp. (The)	1,575	142,285
Prudential plc	9,408	136,507
RSA Insurance Group plc	4,158	23,418
Sampo OYJ, Class A	2,625	95,202
Storebrand ASA*	4,851	26,406
Sun Life Financial, Inc.	1,470	57,296
Suncorp Group Ltd.	21	129
Swiss Life Holding AG (Registered)*	126	46,109
Swiss Re AG	777	61,292
Travelers Cos., Inc. (The)	987	112,932
Zurich Insurance Group AG	609	225,069

		2,469,565

Interactive Media & Services - 4.8%
Alphabet, Inc., Class C*	1,470	2,179,951
Facebook, Inc., Class A*	11,424	2,897,926
Rightmove plc	3,843	27,903
Scout24 AG(c)	105	9,120
SEEK Ltd.	777	12,075
Snap, Inc., Class A*	3,423	76,744
Z Holdings Corp.	27,300	143,820

		5,347,539

Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc.*	2,016	6,379,995
Booking Holdings, Inc.*	84	139,619
Delivery Hero SE*(c)	882	101,960
eBay, Inc.	2,184	120,731
Etsy, Inc.*	336	39,776
Expedia Group, Inc.	504	40,829

		6,822,910

IT Services - 3.8%
Accenture plc, Class A	3,822	859,109
Akamai Technologies, Inc.*	504	56,670
Alten SA*	63	4,932
Amadeus IT Group SA	1,407	70,478
Amdocs Ltd.	399	24,778
Atos SE*	742	63,525
Booz Allen Hamilton Holding Corp.	567	46,358
Capgemini SE	546	70,698
CGI, Inc.*	672	47,996
Cognizant Technology Solutions Corp., Class A	1,596	109,039
Computershare Ltd.	756	7,281
Edenred	1,157	57,640
EPAM Systems, Inc.*	168	48,733
Fidelity National Information Services, Inc.	1,407	205,858
Fujitsu Ltd.	2,100	280,450

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
International Business Machines Corp.	4,893	601,545
Itochu Techno-Solutions Corp.	1,200	48,520
Mastercard, Inc., Class A	2,646	816,370
Nihon Unisys Ltd.	1,400	42,306
Nomura Research Institute Ltd.	2,100	55,137
Okta, Inc.*	147	32,484
PayPal Holdings, Inc.*	3,192	625,855
Sopra Steria Group*	42	6,278
Western Union Co. (The)	273	6,629
Worldline SA*(c)	903	77,650

		4,266,319

Leisure Products - 0.1%
Hasbro, Inc.	357	25,975
Yamaha Corp.	900	41,285

		67,260

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	756	72,826
Eurofins Scientific SE*(b)	42	27,405
Illumina, Inc.*	819	312,989
Lonza Group AG (Registered)	147	91,881
Mettler-Toledo International, Inc.*	105	98,175

		603,276

Machinery - 1.6%
Alfa Laval AB*	1,449	34,320
Alstom SA*	630	35,185
Atlas Copco AB, Class A	2,478	109,646
Caterpillar, Inc.	2,037	270,677
CNH Industrial NV*(b)	3,948	27,003
Cummins, Inc.	336	64,935
Daifuku Co. Ltd.	900	80,866
Deere & Co.	546	96,265
Dover Corp.	441	45,392
Epiroc AB, Class A	3,150	44,059
GEA Group AG	546	19,776
Georg Fischer AG (Registered)	21	19,322
IHI Corp.	2,100	25,979
IMI plc	1,134	15,539
Kawasaki Heavy Industries Ltd.	2,100	28,482
KION Group AG	273	21,048
Komatsu Ltd.(b)	6,300	123,104
Kone OYJ, Class B	1,575	125,230
Kurita Water Industries Ltd.	1,500	40,135
Neles OYJ	336	4,863
PACCAR, Inc.	1,449	123,281
Parker-Hannifin Corp.	357	63,874
Rotork plc	4,452	16,338
Sandvik AB*	2,961	55,062
Schindler Holding AG	210	53,210
SKF AB, Class B	1,596	29,469
Stanley Black & Decker, Inc.	273	41,856
Trelleborg AB, Class B*	105	1,625
Valmet OYJ	336	9,421
Volvo AB, Class B*	5,376	92,777
Wartsila OYJ Abp	3,024	25,317
Xylem, Inc.	294	21,456

		1,765,512

Investments	Shares	Value ($)
Marine - 0.1%
AP Moller - Maersk A/S, Class B(b)	21	26,926
Kuehne + Nagel International AG (Registered)*	189	32,598
Mitsui OSK Lines Ltd.	2,100	34,341

		93,865

Media - 0.6%
Comcast Corp., Class A	12,390	530,292
Informa plc	6,678	32,421
Interpublic Group of Cos., Inc. (The)	2,121	38,284
Pearson plc(b)	1,407	9,806
Publicis Groupe SA	21	677
SES SA, FDR	1,680	11,912
WPP plc	4,893	36,477

		659,869

Metals & Mining - 1.4%
Agnico Eagle Mines Ltd.	508	40,340
Alumina Ltd.	10,038	10,942
Anglo American plc	1,113	27,320
ArcelorMittal SA*(b)	3,171	35,022
BHP Group Ltd.	7,938	209,208
BHP Group plc	9,429	204,816
BlueScope Steel Ltd.	2,667	21,402
Boliden AB	1,008	27,425
Evraz plc	1,050	3,976
Fortescue Metals Group Ltd.	10,500	131,099
Glencore plc*	30,114	69,026
Mitsubishi Materials Corp.	2,100	42,644
Newcrest Mining Ltd.	4,137	104,374
Newmont Corp.	2,814	194,744
Norsk Hydro ASA*	294	823
Northern Star Resources Ltd.	1,890	20,955
Nucor Corp.	483	20,262
OZ Minerals Ltd.	3,045	29,764
Rio Tinto Ltd.	1,281	93,704
Rio Tinto plc(b)	2,898	175,537
South32 Ltd.(b)	31,080	45,915
Sumitomo Metal Mining Co. Ltd.	2,100	62,247

		1,571,545

Multiline Retail - 0.7%
Dollar General Corp.	861	163,935
Dollar Tree, Inc.*	840	78,414
Isetan Mitsukoshi Holdings Ltd.	6,300	28,601
Marks & Spencer Group plc	11,739	14,634
Marui Group Co. Ltd.	4,200	60,499
Next plc	546	39,056
Target Corp.	1,890	237,913
Wesfarmers Ltd.	3,360	112,168

		735,220

Multi-Utilities - 0.6%
A2A SpA	11,550	16,574
AGL Energy Ltd.	2,856	34,041
CMS Energy Corp.	462	29,651
E.ON SE	3,402	39,971
Engie SA*	7,812	104,294
National Grid plc	17,283	204,246

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
NiSource, Inc.	945	23,105
RWE AG	1,449	54,796
Sempra Energy	462	57,500
Veolia Environnement SA	2,520	57,542

		621,720

Oil, Gas & Consumable Fuels - 2.7%
Aker BP ASA(b)	84	1,572
Ampol Ltd.	966	18,206
BP plc	73,878	266,799
Canadian Natural Resources Ltd.	2,667	47,048
Chevron Corp.	9,009	756,215
ConocoPhillips	2,982	111,497
Enbridge, Inc.	3,108	99,470
Eni SpA	9,828	87,639
Equinor ASA	4,347	64,304
Exxon Mobil Corp.	15,939	670,713
Galp Energia SGPS SA	987	10,387
Koninklijke Vopak NV	399	21,869
Neste OYJ	1,638	75,308
OMV AG*	588	18,579
Origin Energy Ltd.	7,182	27,659
Polski Koncern Naftowy ORLEN SA	903	12,893
Repsol SA	3,234	25,163
Royal Dutch Shell plc, Class A(b)	18,081	271,279
Suncor Energy, Inc.	3,759	59,128
TOTAL SE	8,898	329,335
Woodside Petroleum Ltd.	2,142	30,738

		3,005,801

Paper & Forest Products - 0.1%
Mondi plc	1,659	29,678
Stora Enso OYJ, Class R	882	11,118
Svenska Cellulosa AB SCA, Class B*	3,171	38,368
UPM-Kymmene OYJ	1,281	34,280

		113,444

Personal Products - 1.4%
Beiersdorf AG	357	42,701
Estee Lauder Cos., Inc. (The), Class A	861	170,082
L’Oreal SA	1,092	365,435
Shiseido Co. Ltd.	5,400	298,780
Unilever NV	6,195	366,865
Unilever plc	5,019	301,244

		1,545,107

Pharmaceuticals - 6.0%
Astellas Pharma, Inc.	27,300	426,038
AstraZeneca plc	6,048	677,111
Bayer AG (Registered)	3,654	243,005
Bristol-Myers Squibb Co.	8,568	502,599
Eisai Co. Ltd.	2,100	168,568
Eli Lilly and Co.	1,806	271,424
GlaxoSmithKline plc	21,588	433,457
Hikma Pharmaceuticals plc	273	7,704
Ipsen SA	105	10,144
Merck & Co., Inc.	7,140	572,914
Merck KGaA	525	67,079
Mylan NV*	1,596	25,712

Investments	Shares	Value ($)
Novartis AG (Registered)	10,332	857,157
Novo Nordisk A/S, Class B	7,308	483,708
Otsuka Holdings Co. Ltd.	3,700	152,927
Recordati SpA	147	7,864
Roche Holding AG	2,919	1,014,286
Sanofi	5,019	525,541
Santen Pharmaceutical Co. Ltd.	4,200	70,709
Shionogi & Co. Ltd.	3,300	195,353
UCB SA	378	48,654

		6,761,954

Professional Services - 0.5%
Adecco Group AG (Registered)	567	26,907
Bureau Veritas SA*	1,491	32,662
Experian plc	2,016	70,833
Intertek Group plc	441	31,129
RELX plc	9,135	193,633
SGS SA (Registered)	21	55,195
Teleperformance	273	79,834
Wolters Kluwer NV	1,155	91,317

		581,510

Real Estate Management & Development - 0.2%
Aroundtown SA*	4,998	30,189
CapitaLand Ltd.	10,500	21,133
Castellum AB	1,176	25,244
CBRE Group, Inc., Class A*	924	40,480
CK Asset Holdings Ltd.	10,500	58,324
New World Development Co. Ltd.(b)	5,000	24,387
Nomura Real Estate Holdings, Inc.	2,100	34,798
Sun Hung Kai Properties Ltd.	3,000	36,735

		271,290

Road & Rail - 0.5%
Aurizon Holdings Ltd.	8,022	25,601
Canadian National Railway Co.	2,562	250,252
Canadian Pacific Railway Ltd.	378	103,952
CSX Corp.	1,701	121,349
Kansas City Southern	273	46,915
MTR Corp. Ltd.	8,549	42,468
Nippon Express Co. Ltd.	200	9,477

		600,014

Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc.*	3,360	260,165
Advantest Corp.	1,200	64,693
ams AG*	849	14,148
Analog Devices, Inc.	588	67,532
ASM International NV	441	66,724
ASML Holding NV	1,659	587,942
Broadcom, Inc.	1,470	465,622
Infineon Technologies AG	3,864	96,547
Intel Corp.	20,853	995,314
Lam Research Corp.	399	150,487
Maxim Integrated Products, Inc.	483	32,887
Microchip Technology, Inc.	756	76,908
Micron Technology, Inc.*	3,507	175,543
NVIDIA Corp.	2,436	1,034,301
Qorvo, Inc.*	210	26,911
QUALCOMM, Inc.	2,499	263,919
Skyworks Solutions, Inc.	567	82,544

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
STMicroelectronics NV	2,562	72,134
Teradyne, Inc.	882	78,463
Texas Instruments, Inc.	3,276	417,854

		5,030,638

Software - 8.4%
Adobe, Inc.*	1,911	849,096
ANSYS, Inc.*	315	97,839
Autodesk, Inc.*	1,176	278,042
Citrix Systems, Inc.	357	50,965
Dassault Systemes SE	548	99,858
Fortinet, Inc.*	210	29,043
Intuit, Inc.	861	263,785
Micro Focus International plc	49	178
Microsoft Corp.	27,867	5,713,014
NortonLifeLock, Inc.	2,520	54,054
Oracle Corp.	9,975	553,114
Sage Group plc (The)	4,326	41,414
salesforce.com, Inc.*	2,394	466,471
SAP SE	3,906	617,909
ServiceNow, Inc.*	336	147,571
SimCorp A/S	357	41,716
Splunk, Inc.*	525	110,155
Synopsys, Inc.*	315	62,754
VMware, Inc., Class A*	189	26,500

		9,503,478

Specialty Retail - 1.3%
AutoZone, Inc.*	42	50,712
Best Buy Co., Inc.	1,134	112,935
Burlington Stores, Inc.*	357	67,116
Fast Retailing Co. Ltd.	500	265,062
Hennes & Mauritz AB, Class B(b)	2,772	43,067
Industria de Diseno Textil SA	4,158	110,727
Kingfisher plc	7,812	24,803
Lowe’s Cos., Inc.	3,129	465,939
Ross Stores, Inc.	609	54,609
Tiffany & Co.	399	50,019
TJX Cos., Inc. (The)	5,166	268,580

		1,513,569

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	15,456	6,569,418
Dell Technologies, Inc., Class C*	525	31,411
Hewlett Packard Enterprise Co.	6,048	59,694
HP, Inc.	6,531	114,815
Logitech International SA (Registered)	210	15,300
NetApp, Inc.	504	22,327
Ricoh Co. Ltd.	6,300	40,220
Seagate Technology plc	819	37,035
Seiko Epson Corp.	4,200	44,133
Western Digital Corp.	987	42,540
Xiaomi Corp., Class B*(b)(c)	25,200	48,188

		7,025,081

Textiles, Apparel & Luxury Goods - 1.2%
adidas AG*	651	180,058
Burberry Group plc	1,995	32,796
Cie Financiere Richemont SA (Registered)	1,596	99,125
EssilorLuxottica SA - IM*	282	37,682

Investments	Shares	Value ($)
EssilorLuxottica SA - MO*	957	126,971
Hermes International	126	102,240
Kering SA	315	179,446
Lululemon Athletica, Inc.*	420	136,748
LVMH Moet Hennessy Louis Vuitton SE	987	428,044
Moncler SpA*	1,176	45,334
Pandora A/S	441	28,013

		1,396,457

Tobacco - 0.3%
Altria Group, Inc.	3,507	144,313
British American Tobacco plc	3,318	109,939
Imperial Brands plc(b)	4,284	71,746

		325,998

Trading Companies & Distributors - 0.8%
Brenntag AG	462	28,474
Bunzl plc	1,071	30,897
Electrocomponents plc(b)	21	181
Fastenal Co.	1,428	67,173
Ferguson plc	315	28,081
ITOCHU Corp.(b)	10,500	228,412
Mitsubishi Corp.	10,500	210,486
Mitsui & Co. Ltd.	12,600	187,576
Rexel SA*	189	2,232
Sojitz Corp.	25,200	52,674
Toyota Tsusho Corp.	2,100	52,793
WW Grainger, Inc.	189	64,549

		953,528

Transportation Infrastructure - 0.1%
Aena SME SA*(c)	231	30,129
Aeroports de Paris(b)	231	21,853
Auckland International Airport Ltd.(b)	5,581	23,719
Flughafen Zurich AG (Registered)*(b)	105	13,274
Fraport AG Frankfurt Airport Services Worldwide*	189	7,380
Getlink SE*	2,121	31,928

		128,283

Water Utilities - 0.1%
American Water Works Co., Inc.	777	114,429
Severn Trent plc	1,428	45,919

		160,348

Wireless Telecommunication Services - 0.8%
KDDI Corp.	11,400	351,391
NTT DOCOMO, Inc.	11,900	327,242
Rogers Communications, Inc., Class B	798	32,587
Tele2 AB, Class B	1,659	23,536
Vodafone Group plc(b)	113,106	171,551

		906,307

TOTAL COMMON STOCKS (Cost $91,217,882)		110,268,371

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(a)

Diversified Telecommunication Services - 0.0%(a)
Cellnex Telecom SA, expiring 8/7/2020, price 39.45 EUR*	1,533	6,435

Electric Utilities - 0.0%(a)
EDP - Energias de Portugal SA, expiring 8/6/2020, price 3.30 EUR*	6,180	630

TOTAL RIGHTS (Cost $–)		7,065

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.1%

REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $93,591, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $95,212 (Cost $93,590)	93,590	93,590

Total Investments - 98.1% (Cost $91,311,472)		110,369,026
Other Assets Less Liabilities - 1.9%		2,123,498

Net Assets - 100.0%		112,492,524

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $2,088,230, collateralized in the form of cash with a value of $93,590 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $564,854 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 31, 2020 – August 15, 2048 and $1,592,326 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 15, 2020 – March 22, 2062; a total value of $2,250,770.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)

Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $8,084, which represents approximately 0.01% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $93,590.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
DI	Depositary Interest
EUR	Euro
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	1	09/18/2020	EUR	$37,639	$(2,197)
MSCI EAFE E-Mini Index	6	09/18/2020	USD	544,080	16,503
S&P 500 E-Mini Index	10	09/18/2020	USD	1,631,750	66,734

					$81,040

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	41,173	Morgan Stanley	AUD	60,000	09/16/2020	$(1,863)
USD	112,052	Morgan Stanley	EUR	100,000	09/16/2020	(6,311)
USD	61,848	Morgan Stanley	GBP	50,000	09/16/2020	(3,792)

Net unrealized depreciation						$(11,966)

Abbreviations:

AUD — Australian Dollar
EUR — Euro
GBP — British Pound
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Australia	2.6%
Austria	0.0	†
Belgium	0.3
Canada	1.9
Denmark	0.9
Finland	0.5
France	4.5
Germany	2.8
Hong Kong	0.8
Ireland	0.2
Italy	0.9
Japan	8.2
Luxembourg	0.0	†
Netherlands	1.8
New Zealand	0.1
Norway	0.3
Poland	0.0	†
Portugal	0.1
Singapore	0.2
Spain	1.0
Sweden	1.2
Switzerland	4.3
United Kingdom	5.7
United States	59.7
Other[1]	2.0

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%

Building Products - 0.2%
UFP Industries, Inc.(a)	112,847	6,569,952

Chemicals - 13.1%
CF Industries Holdings, Inc.	1,045,562	32,757,457
Corteva, Inc.	3,631,831	103,725,093
FMC Corp.	626,416	66,431,417
ICL Group Ltd.	3,624,922	11,389,644
K+S AG (Registered)	879,746	5,840,242
Mosaic Co. (The)	1,543,010	20,784,345
Nutrien Ltd.(a)	2,943,234	95,844,619
Saudi Arabian Fertilizer Co.	957,405	19,911,900
Scotts Miracle-Gro Co. (The)	186,543	29,580,124
UPL Ltd.*	2,945,537	18,825,845
Yara International ASA	863,625	36,176,012

		441,266,698

Equity Real Estate Investment Trusts (REITs) - 1.5%
Rayonier, Inc.(a)	267,148	7,421,372
Weyerhaeuser Co.	1,526,889	42,462,783

		49,884,155

Food Products - 16.4%
a2 Milk Co. Ltd.*(a)	3,859,828	53,584,317
Archer-Daniels-Midland Co.	2,701,419	115,701,776
Bakkafrost P/F	188,846	11,471,560
Bunge Ltd.	750,778	32,613,796
Cal-Maine Foods, Inc.*(a)	158,907	6,983,168
Charoen Pokphand Foods PCL, NVDR	15,890,700	17,199,106
Charoen Pokphand Indonesia Tbk. PT*	29,708,700	12,666,894
International Holdings Co. PJSC*	138,995	1,217,717
IOI Corp. Bhd.	15,687,600	16,945,568
Kuala Lumpur Kepong Bhd.	2,768,400	15,278,434
Mowi ASA	2,008,216	36,232,098
Muyuan Foodstuff Co. Ltd., Class A	1,681,500	22,039,347
New Hope Liuhe Co. Ltd., Class A	2,072,700	9,657,455
PPB Group Bhd.	3,691,200	17,150,151
QL Resources Bhd.	3,460,500	7,965,679
Salmar ASA*	237,209	11,276,693
Sime Darby Plantation Bhd.	16,149,000	19,843,465
Tyson Foods, Inc., Class A	1,536,101	94,393,406
Wilmar International Ltd.	14,278,600	48,105,544

		550,326,174

Metals & Mining - 33.6%
Agnico Eagle Mines Ltd.(a)	458,297	36,393,469
Anglo American plc	2,084,215	51,159,923
AngloGold Ashanti Ltd.	877,443	28,583,657
B2Gold Corp.(a)	1,929,914	13,370,364
Barrick Gold Corp.(a)	3,689,406	106,619,564
BHP Group Ltd.(a)	4,783,331	126,065,944
Boliden AB	492,842	13,408,941

Investments	Shares	Value ($)
Evolution Mining Ltd.	3,051,475	12,911,355
Fortescue Metals Group Ltd.	2,572,451	32,118,547
Franco-Nevada Corp.(a)	373,792	59,745,328
Freeport-McMoRan, Inc.	2,245,425	29,010,891
Glencore plc*	17,905,825	41,042,837
Gold Fields Ltd.	1,780,219	23,264,769
Grupo Mexico SAB de CV, Series B	5,757,500	14,583,141
Impala Platinum Holdings Ltd.	1,358,770	12,039,123
Kinross Gold Corp.*	2,521,785	23,532,895
Kirkland Lake Gold Ltd.(a)	566,538	30,938,600
MMC Norilsk Nickel PJSC	36,536	9,673,025
MMC Norilsk Nickel PJSC, ADR	778,444	20,449,724
Newcrest Mining Ltd.	1,393,315	35,152,414
Newmont Corp.	1,669,675	115,541,510
Northern Star Resources Ltd.	1,342,649	14,886,136
Pan American Silver Corp.(a)	310,905	11,616,868
Polyus PJSC	59,878	13,682,078
Rio Tinto plc	1,593,676	96,531,944
Royal Gold, Inc.	126,665	17,724,233
South32 Ltd.(a)	8,389,829	12,394,538
Sumitomo Metal Mining Co. Ltd.(a)	460,600	13,652,893
Vale SA*	4,768,900	55,614,876
Wheaton Precious Metals Corp.(a)	852,110	46,228,319
Yamana Gold, Inc.(a)	1,688,099	10,964,137

		1,128,902,043

Multi-Utilities - 0.9%
Suez SA(a)	730,051	9,655,846
Veolia Environnement SA	918,897	20,982,163

		30,638,009

Oil, Gas & Consumable Fuels - 24.6%
BP plc	17,710,070	63,957,151
Cabot Oil & Gas Corp.(a)	423,752	7,924,162
Canadian Natural Resources Ltd.	958,048	16,900,839
Chevron Corp.	1,695,008	142,278,972
China Petroleum & Chemical Corp., Class H	27,636,000	11,838,600
CNOOC Ltd.	14,482,000	15,322,495
Concho Resources, Inc.	181,937	9,558,970
ConocoPhillips	978,775	36,596,397
Diamondback Energy, Inc.	135,877	5,416,057
Eni SpA	2,250,031	20,064,050
EOG Resources, Inc.	483,630	22,658,066
Equinor ASA	960,351	14,206,110
Exxon Mobil Corp.	3,261,048	137,224,900
Gazprom PJSC	9,716,720	23,832,068
Gazprom PJSC, ADR	143,386	695,135
Gazprom PJSC, ADR, OTC	155,011	759,554
Hess Corp.(a)	227,997	11,219,732
LUKOIL PJSC	177,466	12,155,091
LUKOIL PJSC, ADR	168,164	11,451,968
Novatek PJSC	863,625	12,707,812
Occidental Petroleum Corp.(a)	695,506	10,947,264
PetroChina Co. Ltd., Class H(a)	20,262,000	7,032,693

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value ($)
Petroleo Brasileiro SA (Preference)	3,224,233	13,749,659
Pioneer Natural Resources Co.	140,483	13,615,612
PTT PCL, NVDR	7,369,600	9,217,170
Repsol SA	1,190,651	9,264,277
Royal Dutch Shell plc, Class A(a)	3,776,920	55,600,040
Saudi Arabian Oil Co.(b)	954,856	8,401,837
Suncor Energy, Inc.(a)	1,363,376	21,445,564
Tatneft PJSC	1,349,558	10,016,325
TOTAL SE	2,104,947	77,908,825
Woodside Petroleum Ltd.(a)	803,747	11,533,907

		825,501,302

Paper & Forest Products - 3.5%
Canfor Corp.*(a)	135,877	1,620,989
Duratex SA*	460,600	1,424,499
Empresas CMPC SA	2,270,758	5,031,195
Holmen AB, Class B*	193,452	6,632,804
Mondi plc	964,957	17,262,478
Oji Holdings Corp.(a)	2,303,000	9,584,035
Stella-Jones, Inc.(a)	122,059	3,706,876
Stora Enso OYJ, Class R	1,243,620	15,676,390
Suzano SA*	1,063,300	8,578,624
Svenska Cellulosa AB SCA, Class B*(a)	1,142,288	13,821,450
UPM-Kymmene OYJ	1,057,077	28,287,354
West Fraser Timber Co. Ltd.(a)	92,120	4,560,954

		116,187,648

Trading Companies & Distributors - 0.6%
Mitsui & Co. Ltd.	1,474,700	21,953,824

Water Utilities - 4.1%
American States Water Co.(a)	69,090	5,311,639
American Water Works Co., Inc.(a)	315,511	46,465,305
Beijing Enterprises Water Group Ltd.*	9,216,000	3,912,240
California Water Service Group(a)	85,211	3,993,840
China Water Affairs Group Ltd.(a)	1,726,000	1,489,889
Cia de Saneamento Basico do Estado de Sao Paulo*	460,605	5,383,959
Cia de Saneamento do Parana*	352,460	2,075,166
Essential Utilities, Inc.	370,783	16,815,009
Guangdong Investment Ltd.	5,713,576	9,229,952
Pennon Group plc	757,687	10,596,016
Severn Trent plc	421,449	13,552,219
SJW Group(a)	43,757	2,733,062
United Utilities Group plc	1,245,923	14,717,466

		136,275,762

TOTAL COMMON STOCKS (Cost $3,281,204,980)		3,307,505,567

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(c)

Oil, Gas & Consumable Fuels - 0.0%(c)
Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD*
(Cost $–)	87,542	490,235

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 3.9%

CERTIFICATES OF DEPOSIT - 0.7%
Agricultural Bank of China Ltd., New York Branch 0.61%, 10/19/2020	2,000,000	2,000,778
Bank of Montreal, Chicago (US Federal Funds Effective Rate (continuous series) + 0.35%), 0.45%, 8/6/2020(e)	4,000,000	4,000,000
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.08%), 0.35%, 7/21/2021(e)	2,000,000	2,000,158
China Construction Bank Corp., New York 0.65%, 10/14/2020	2,000,000	2,000,020
Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.08%), 0.35%, 7/30/2021(e)	3,000,000	3,000,000
Industrial & Commercial Bank of China Ltd., New York Branch 0.55%, 9/15/2020	2,000,000	2,000,000
MUFG Bank Ltd., New York Branch 1.85%, 10/15/2020	4,000,000	4,014,400
Sumitomo Mitsui Trust Bank Ltd., New York (ICE LIBOR USD 3 Month + 0.09%), 0.40%, 12/11/2020(e)	3,000,000	3,000,390
Svenska Handelsbanken, New York (ICE LIBOR USD 1 Month + 0.08%), 0.62%, 11/30/2020(e)	3,000,000	2,999,370

TOTAL CERTIFICATES OF DEPOSIT (Cost $24,997,104)		25,015,116

COMMERCIAL PAPER - 0.1%
Bank of China, Hong Kong Branch 0.55%, 8/19/2020 (Cost $1,999,511)	2,000,000	1,999,511

REPURCHASE AGREEMENTS - 3.1%
BofA Securities, Inc., 0.54%, dated 7/31/2020, due 11/2/2020, repurchase price $8,011,280, collateralized by various Common Stocks; total market value $8,751,000	8,000,000	8,000,000
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $58,624,893, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $59,640,380	58,624,551	58,624,551

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
NBC Global Finance Ltd., 0.24%, dated 7/31/2020, due 8/3/2020, repurchase price $7,500,150, collateralized by various Common Stocks; total market value $8,391,905	7,500,000	7,500,000
Societe Generale, 0.22%, dated 7/31/2020, due 8/3/2020, repurchase price $28,400,521, collateralized by various Common Stocks; total market value $31,451,040	28,400,000	28,400,000

TOTAL REPURCHASE AGREEMENTS (Cost $102,524,551)		102,524,551

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $129,521,166)		129,539,178

Total Investments - 102.4% (Cost $3,410,726,146)		3,437,534,980
Liabilities in excess of other assets - (2.4%)		(79,697,639)

Net Assets - 100.0%		3,357,837,341

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $165,354,962, collateralized in the form of cash with a value of $129,550,129 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $26,477,474 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 8.00%, and maturity dates ranging from August 15, 2020 – November 15, 2049 and $14,399,337 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 15, 2020 – April 25, 2060; a total value of $170,426,940.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $129,539,178.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2020.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	3	09/18/2020	EUR	$112,917	$3,451
FTSE 100 Index	197	09/18/2020	GBP	15,220,281	(332,300)
FTSE/JSE Top 40 Index	42	09/17/2020	ZAR	1,265,371	75,152
Hang Seng Index	2	08/28/2020	HKD	316,856	(3,233)
MSCI Emerging Markets E-Mini Index	45	09/18/2020	USD	2,405,925	206,011
S&P Midcap 400 E-Mini Index	40	09/18/2020	USD	7,442,000	461,302
S&P/TSX 60 Index	111	09/17/2020	CAD	15,999,910	465,503
SPI 200 Index	67	09/17/2020	AUD	7,060,808	75,493
TOPIX Index	6	09/10/2020	JPY	849,239	(61,664)

					$889,715

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	2,256,370	Bank of New York	USD		1,553,100	09/16/2020	$65,318
CAD	3,654,539	Toronto-Dominion Bank (The)	USD		2,698,403	09/16/2020	30,204
EUR	2,968,602	JPMorgan Chase Bank	USD		3,364,606	09/16/2020	149,098
GBP	2,260,758	Goldman Sachs & Co.	USD		2,847,091	09/16/2020	120,866
HKD	14,870,000	Morgan Stanley	USD		1,917,188	09/16/2020	1,491
INR*	6,925,711	Citibank NA	USD		90,298	09/16/2020	1,876
JPY	116,830,000	Toronto-Dominion Bank (The)	USD		1,093,491	09/16/2020	12,077
NOK	22,071,048	Bank of New York	USD		2,326,758	09/16/2020	104,723
NZD	666,346	BNP Paribas SA	USD		431,062	09/16/2020	12,845
SEK	2,635,456	JPMorgan Chase Bank	USD		286,265	09/16/2020	15,278
SGD	969,915	Bank of New York	USD		699,133	09/16/2020	8,228
USD	2,170,659	Morgan Stanley	BRL	*	10,950,760	09/16/2020	70,673
USD	17,293	BNP Paribas SA	RUB	*	1,215,850	09/16/2020	989
ZAR	2,690,000	Goldman Sachs & Co.	USD		156,250	09/16/2020	969
MYR*	724,831	Goldman Sachs & Co.	USD		170,068	09/17/2020	566

Total unrealized appreciation							$595,201

USD	898,955	Toronto-Dominion Bank (The)	AUD		1,310,000	09/16/2020	$(40,664)
USD	2,698,331	Toronto-Dominion Bank (The)	CAD		3,660,000	09/16/2020	(34,353)
USD	1,018,586	Citibank NA	CHF		961,534	09/16/2020	(39,744)
USD	1,320,085	JPMorgan Chase Bank	EUR		1,165,000	09/16/2020	(58,835)
USD	1,983,317	Toronto-Dominion Bank (The)	EUR		1,770,000	09/16/2020	(111,695)
USD	2,263,650	Toronto-Dominion Bank (The)	GBP		1,830,000	09/16/2020	(138,802)
USD	3,377,113	Bank of New York	HKD		26,197,495	09/16/2020	(3,155)
USD	2,111,118	Toronto-Dominion Bank (The)	JPY		226,077,351	09/16/2020	(28,264)
USD	292,131	Citibank NA	KRW	*	350,052,156	09/16/2020	(1,723)
USD	1,648,705	Toronto-Dominion Bank (The)	NOK		15,830,000	09/16/2020	(95,224)
USD	1,318,337	Morgan Stanley	SGD		1,840,000	09/16/2020	(23,581)

Total unrealized depreciation							$(576,040)

Net unrealized appreciation							$19,161

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Australia	7.3%
Brazil	2.6
Canada	14.4
Chile	0.2
China	2.4
Finland	1.3
France	3.2
Germany	0.2
India	0.6
Indonesia	0.4
Israel	0.3
Italy	0.6
Japan	1.3
Malaysia	2.3
Mexico	0.4
New Zealand	1.6
Norway	3.3
Russia	3.4
Saudi Arabia	0.8
Singapore	1.4
South Africa	1.9
Spain	0.3
Sweden	1.0
Thailand	0.8
United Arab Emirates	0.0 †
United Kingdom	10.9
United States	35.6
Other[1]	1.5

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Air Freight & Logistics - 2.9%
bpost SA(a)	113,150	735,899
CTT-Correios de Portugal SA*(a)	148,920	400,623
Deutsche Post AG (Registered)	1,159,240	46,963,653
Oesterreichische Post AG(a)	37,230	1,195,264
Royal Mail plc(a)	1,093,540	2,309,351
Singapore Post Ltd.	1,606,000	831,518

		52,436,308

Commercial Services & Supplies - 3.8%
Advanced Disposal Services, Inc.*(a)	21,170	638,487
Befesa SA(b)	40,150	1,626,100
Biffa plc(b)	294,190	787,694
Bingo Industries Ltd.(a)(b)	528,520	733,420
Casella Waste Systems, Inc., Class A*	15,330	849,435
China Everbright International Ltd.	4,380,000	2,707,053
Clean Harbors, Inc.*(a)	16,790	1,000,684
Cleanaway Waste Management Ltd.	2,424,330	3,633,691
Covanta Holding Corp.(a)	37,230	366,343
Daiseki Co. Ltd.	37,700	802,993
Insun ENT Co. Ltd.*	30,660	235,727
Koentec Co. Ltd.	24,820	187,285
Lassila & Tikanoja OYJ	43,070	661,075
Republic Services, Inc.	67,890	5,923,403
Shanghai Youngsun Investment Co. Ltd., Class B*^‡(c)	57,800	—
Stericycle, Inc.*(a)	29,200	1,764,702
US Ecology, Inc.(a)	9,490	329,113
Waste Connections, Inc.(a)	311,710	31,857,483
Waste Management, Inc.	134,320	14,721,472

		68,826,160

Diversified Financial Services - 0.0%(d)
Metro Pacific Investments Corp.	16,060,000	1,019,600

Diversified Telecommunication Services - 13.2%
AT&T, Inc.	2,265,190	67,004,320
BCE, Inc.	327,040	13,711,509
Bharti Infratel Ltd.	252,580	648,563
BT Group plc(a)	3,156,520	4,084,103
Cellnex Telecom SA(a)(b)	90,712	5,708,747
CenturyLink, Inc.(a)	316,090	3,050,268
China Tower Corp. Ltd., Class H(a)(b)	16,060,000	2,921,808
Chunghwa Telecom Co. Ltd.	1,535,000	5,737,681
Deutsche Telekom AG (Registered)	1,165,810	19,527,449
GCI Liberty, Inc., Class A*	32,850	2,575,112
Infrastrutture Wireless Italiane SpA(b)	121,910	1,234,718
Liberty Global plc, Class C*	132,860	3,023,894
Nippon Telegraph & Telephone Corp.	803,000	18,557,935

Investments	Shares	Value ($)
Swisscom AG (Registered)	9,490	5,067,871
Telstra Corp. Ltd.	4,274,880	10,270,196
Tower Bersama Infrastructure Tbk. PT	3,869,000	341,850
Verizon Communications, Inc.	1,316,190	75,654,601

		239,120,625

Electric Utilities - 15.2%
American Electric Power Co., Inc.	156,950	13,635,816
Duke Energy Corp.(a)	232,870	19,733,404
Edison International	115,340	6,420,978
Enel SpA	6,388,230	58,385,500
Entergy Corp.	64,240	6,753,551
Eversource Energy	105,120	9,468,158
Exelon Corp.	309,520	11,950,567
FirstEnergy Corp.	172,280	4,996,120
Iberdrola SA	4,853,040	62,666,820
NextEra Energy, Inc.	155,490	43,646,043
PPL Corp.	243,820	6,490,488
Southern Co. (The)	335,800	18,338,038
Xcel Energy, Inc.	166,440	11,491,018

		273,976,501

Equity Real Estate Investment Trusts (REITs) - 6.2%
American Tower Corp.	140,890	36,827,237
CoreCivic, Inc.(a)	37,960	338,224
CoreSite Realty Corp.	8,030	1,036,271
Crown Castle International Corp.	132,130	22,026,071
CyrusOne, Inc.(a)	36,500	3,044,830
Digital Realty Trust, Inc.(a)	85,410	13,711,721
Equinix, Inc.	27,010	21,215,815
GEO Group, Inc. (The)(a)	38,690	411,275
Keppel DC REIT	438,022	951,874
QTS Realty Trust, Inc., Class A(a)	18,980	1,365,611
SBA Communications Corp.	35,770	11,143,786

		112,072,715

Gas Utilities - 1.4%
APA Group	813,950	6,420,967
Beijing Enterprises Holdings Ltd.(a)	365,000	1,276,290
Enagas SA	194,180	4,906,933
Infraestructura Energetica Nova SAB de CV	438,000	1,306,184
Petronas Gas Bhd.	438,000	1,735,472
Snam SpA	1,718,420	9,144,142

		24,789,988

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc.*(a)	28,470	848,691
Apollo Hospitals Enterprise Ltd.	136,510	3,055,634
Bangkok Dusit Medical Services PCL, NVDR	13,651,000	9,674,885
Bumrungrad Hospital PCL, NVDR	511,000	1,876,357
Encompass Health Corp.	31,390	2,137,031
Fortis Healthcare Ltd.*	629,260	1,160,740
HCA Healthcare, Inc.	86,140	10,908,770
IHH Healthcare Bhd.	2,847,000	3,625,896
Life Healthcare Group Holdings Ltd.	1,509,640	1,539,893

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Mitra Keluarga Karyasehat Tbk. PT(b)	6,424,000	1,056,000
Netcare Ltd.	1,447,590	1,156,117
Ramsay Health Care Ltd.	207,320	9,215,158
Tenet Healthcare Corp.*	33,580	887,855
Universal Health Services, Inc., Class B	24,820	2,727,718

		49,870,745

IT Services - 0.1%
NEXTDC Ltd.*(a)	164,980	1,347,612
Switch, Inc., Class A(a)	21,900	393,981

		1,741,593

Media - 5.6%
Cable One, Inc.	1,460	2,660,937
Charter Communications, Inc., Class A*(a)	37,230	21,593,400
Comcast Corp., Class A	1,448,320	61,988,096
DISH Network Corp., Class A*	80,300	2,578,433
Liberty Broadband Corp., Class C*	48,910	6,713,876
Shaw Communications, Inc., Class B	167,170	3,057,607
Sirius XM Holdings, Inc.(a)	395,660	2,326,481

		100,918,830

Multi-Utilities - 7.5%
Consolidated Edison, Inc.	105,850	8,132,455
Dominion Energy, Inc.	266,450	21,590,444
Engie SA*	1,528,620	20,407,727
National Grid plc	2,884,960	34,093,736
Public Service Enterprise Group, Inc.	160,600	8,983,964
Sempra Energy	93,440	11,629,542
Suez SA(a)	462,820	6,121,379
Veolia Environnement SA	629,260	14,368,570
WEC Energy Group, Inc.	100,010	9,526,953

		134,854,770

Oil, Gas & Consumable Fuels - 7.5%
Enbridge, Inc.	1,666,590	53,338,345
Inter Pipeline Ltd.(a)	350,400	3,282,956
Keyera Corp.(a)	175,930	2,674,084
Kinder Morgan, Inc.	638,750	9,006,375
Koninklijke Vopak NV	56,940	3,120,817
ONEOK, Inc.	131,400	3,667,374
Pembina Pipeline Corp.(a)	452,600	10,998,231
Petronet LNG Ltd.	642,400	2,128,239
Plains GP Holdings LP, Class A*(a)	58,400	463,696
Targa Resources Corp.(a)	75,920	1,387,818
TC Energy Corp.	773,070	35,233,985
Transneft PJSC (Preference)*	1,460	2,649,985
Williams Cos., Inc. (The)	385,440	7,373,467

		135,325,372

Road & Rail - 17.0%
Aurizon Holdings Ltd.	2,258,620	7,207,974
Canadian National Railway Co.	839,500	82,000,881
Canadian Pacific Railway Ltd.	159,870	43,965,145
Central Japan Railway Co.	241,500	29,019,744
CSX Corp.	243,090	17,342,041
East Japan Railway Co.	443,000	25,436,990
Kansas City Southern	29,930	5,143,470
Keisei Electric Railway Co. Ltd.	219,000	5,317,062

Investments	Shares	Value ($)
Kyushu Railway Co.	190,300	3,740,125
MTR Corp. Ltd.(a)	1,825,000	9,065,895
Norfolk Southern Corp.	81,760	15,715,090
Odakyu Electric Railway Co. Ltd.	406,300	8,438,804
Tobu Railway Co. Ltd.	256,800	7,155,328
Union Pacific Corp.	215,350	37,330,923
West Japan Railway Co.	233,600	10,004,169

		306,883,641

Transportation Infrastructure - 7.2%
Adani Ports & Special Economic Zone Ltd.	989,150	4,167,486
Aena SME SA*(b)	86,870	11,330,432
Aeroports de Paris(a)	32,850	3,107,610
Airports of Thailand PCL, NVDR	5,037,000	8,318,945
ASTM SpA*(a)	72,270	1,536,558
Atlantia SpA*	599,330	9,532,119
Atlas Arteria Ltd.(a)	1,034,410	4,896,059
Auckland International Airport Ltd.(a)	1,354,150	5,755,188
Bangkok Expressway & Metro PCL, NVDR	10,001,000	2,838,414
CCR SA	1,460,000	4,195,628
China Merchants Port Holdings Co. Ltd.	1,548,978	1,772,785
COSCO SHIPPING Ports Ltd.(a)	1,538,048	801,749
Getlink SE*	513,190	7,725,165
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	461,580	3,072,693
Grupo Aeroportuario del Sureste SAB de CV, Class B*(a)	208,050	2,073,750
International Container Terminal Services, Inc.	2,014,800	3,956,296
Japan Airport Terminal Co. Ltd.(a)	91,100	3,132,020
Jiangsu Expressway Co. Ltd., Class H	1,460,000	1,565,456
Qube Holdings Ltd.(a)	2,010,420	3,936,040
Shenzhen International Holdings Ltd.(a)	1,217,424	1,985,528
Sydney Airport	2,660,850	9,980,035
Transurban Group	3,225,140	31,941,275
Westports Holdings Bhd.	1,095,000	1,014,941
Westshore Terminals Investment Corp.(a)	54,750	702,615

		129,338,787

Water Utilities - 3.2%
Aguas Andinas SA, Class A	3,386,470	1,190,761
American States Water Co.(a)	11,680	897,958
American Water Works Co., Inc.	57,670	8,493,061
Beijing Enterprises Water Group Ltd.*(a)	7,300,000	3,098,888
California Water Service Group	15,330	718,517
Cia de Saneamento Basico do Estado de Sao Paulo*	391,000	4,570,354
Cia de Saneamento de Minas Gerais-COPASA*	73,000	764,945
Cia de Saneamento do Parana (Preference)*	1,314,000	1,529,609
Essential Utilities, Inc.	78,110	3,542,288
Guangdong Investment Ltd.	3,432,000	5,544,198

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Inversiones Aguas Metropolitanas SA	513,920	448,133
Manila Water Co., Inc.	1,460,000	380,270
Middlesex Water Co.(a)	5,110	327,347
Pennon Group plc	497,130	6,952,208
Severn Trent plc	284,700	9,154,884
SJW Group(a)	8,760	547,150
TTW PCL, NVDR	1,825,000	784,254
United Utilities Group plc	804,460	9,502,684

		58,447,509

Wireless Telecommunication Services - 5.2%
China Mobile Ltd.	1,950,000	13,360,300
KDDI Corp.	613,800	18,919,646
NTT DOCOMO, Inc.	409,500	11,260,960
SoftBank Group Corp.	584,000	36,427,504
Vodafone Group plc(a)	9,616,290	14,585,268

		94,553,678

TOTAL COMMON STOCKS (Cost $1,660,888,304)		1,784,176,822

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Diversified Telecommunication Services - 0.0%(d)
Cellnex Telecom SA, expiring 8/7/2020, price 39.45 EUR*(a) (Cost $–)	89,776	376,869

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 2.4%

REPURCHASE AGREEMENTS - 2.4%
BofA Securities, Inc., 0.54%, dated 7/31/2020, due 11/2/2020, repurchase price $2,002,820, collateralized by various Common Stocks; total market value $2,187,750	2,000,000	2,000,000
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $40,844,963, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $41,552,470	40,844,725	40,844,725

Investments	Principal Amount ($)	Value ($)
NBC Global Finance Ltd., 0.24%, dated 7/31/2020, due 8/3/2020, repurchase price $1,000,020, collateralized by various Common Stocks; total market value $1,118,921	1,000,000	1,000,000

		43,844,725

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $43,844,725)		43,844,725

Total Investments - 101.2% (Cost $1,704,733,029)		1,828,398,416
Liabilities in excess of other assets - (1.2%)		(21,544,032)

Net Assets - 100.0%		1,806,854,384

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $139,215,256, collateralized in the form of cash with a value of $43,844,725 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $63,688,381 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 15, 2020 – November 15, 2049 and $37,321,649 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 15, 2020 – March 22, 2062; a total value of $144,854,755.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $43,844,725.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Abbreviations

EUR	Euro
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	80	09/18/2020	EUR	$3,011,118	$29,983
FTSE 100 Index	19	09/18/2020	GBP	1,467,946	(41,747)
S&P 500 E-Mini Index	48	09/18/2020	USD	7,832,400	498,715
S&P/TSX 60 Index	27	09/17/2020	CAD	3,891,870	128,604
SPI 200 Index	13	09/17/2020	AUD	1,370,008	6,939
TOPIX Index	22	09/10/2020	JPY	3,113,875	(196,516)

					$425,978

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	325,000	Morgan Stanley	USD	226,230	09/16/2020	$6,881
CAD	495,000	Morgan Stanley	USD	364,428	09/16/2020	5,157
CAD	288,816	Toronto-Dominion Bank (The)	USD	213,253	09/16/2020	2,387
EUR	470,130	JPMorgan Chase Bank	USD	532,844	09/16/2020	23,612
GBP	91,747	Goldman Sachs & Co.	USD	115,542	09/16/2020	4,905
JPY	55,193,000	Morgan Stanley	USD	517,428	09/16/2020	4,866

Total unrealized appreciation						$47,808

HKD	2,597,000	Citibank NA	USD	335,099	09/16/2020	$(7)
JPY	15,348,000	Toronto-Dominion Bank (The)	USD	146,096	09/16/2020	(857)
USD	122,409	Bank of New York	AUD	177,839	09/16/2020	(5,148)
USD	214,269	Citibank NA	CHF	203,000	09/16/2020	(9,167)
USD	230,429	Citibank NA	GBP	187,000	09/16/2020	(15,068)
USD	1,023,881	Toronto-Dominion Bank (The)	GBP	821,000	09/16/2020	(53,940)
USD	717,692	Bank of New York	HKD	5,567,399	09/16/2020	(671)
USD	38,693	Toronto-Dominion Bank (The)	JPY	4,143,561	09/16/2020	(518)

Total unrealized depreciation						$(85,376)

Net unrealized depreciation						$(37,568)

Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Australia	5.0%
Austria	0.1
Belgium	0.0	†
Brazil	0.6
Canada	15.5
Chile	0.1
China	1.9
Finland	0.0	†
France	2.9
Germany	3.8
Hong Kong	0.5
India	0.6
Indonesia	0.1
Italy	4.4
Japan	9.9
Malaysia	0.4
Mexico	0.4
Netherlands	0.2
New Zealand	0.3
Philippines	0.3
Portugal	0.0	†
Russia	0.1
Singapore	0.1
South Africa	0.2
South Korea	0.0	†
Spain	4.7
Switzerland	0.3
Taiwan	0.3
Thailand	1.3
United Kingdom	4.5
United States	40.3
Other[1]	1.2

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%

Equity Real Estate Investment Trusts (REITs) - 77.2%
AEON REIT Investment Corp.(a)	770	757,401
Alexandria Real Estate Equities, Inc.	57,860	10,273,043
alstria office REIT-AG	70,840	1,063,020
American Homes 4 Rent, Class A	127,490	3,697,210
American Tower Corp.	47,190	12,334,994
Apple Hospitality REIT, Inc.	100,320	884,822
Argosy Property Ltd.	137,720	116,513
AvalonBay Communities, Inc.	65,890	10,089,077
Boardwalk REIT(a)	23,210	530,737
Brixmor Property Group, Inc.	140,580	1,618,076
BWP Trust	314,930	869,530
Camden Property Trust	45,760	4,155,466
Canadian Apartment Properties REIT(a)	39,160	1,419,934
Corporate Office Properties Trust	43,890	1,162,207
Cousins Properties, Inc.	69,190	2,125,517
Crombie REIT(a)	67,980	662,291
Crown Castle International Corp.	31,460	5,244,382
Daiwa Securities Living Investments Corp.	880	890,570
Derwent London plc(a)	50,050	1,889,262
Digital Realty Trust, Inc.	990	158,935
Dream Office REIT(a)	32,890	483,467
Duke Realty Corp.	173,470	6,971,759
EastGroup Properties, Inc.	18,370	2,436,964
Equinix, Inc.	5,390	4,233,737
Equity Commonwealth	57,420	1,812,749
Equity LifeStyle Properties, Inc.	81,620	5,576,278
Equity Residential	175,340	9,403,484
Essex Property Trust, Inc.	20,130	4,443,496
First Capital REIT(a)	62,150	630,084
First Industrial Realty Trust, Inc.	59,950	2,633,004
Fortune REIT(a)	220,000	191,608
Franklin Street Properties Corp.	98,010	514,553
Frasers Centrepoint Trust	473,000	820,929
Frontier Real Estate Investment Corp.(a)	220	614,244
Fukuoka REIT Corp.	550	637,236
GCP Student Living plc	350,680	575,334
Gecina SA	1,760	227,891
Getty Realty Corp.	25,960	769,195
Goodman Group	589,710	7,159,875
Goodman Property Trust	574,860	850,133
Granite REIT(a)	15,620	908,397
Growthpoint Properties Australia Ltd.(a)	282,590	650,537
H&R REIT(a)	68,860	516,643
Hibernia REIT plc	571,120	767,197
Highwoods Properties, Inc.	48,950	1,876,743
Host Hotels & Resorts, Inc.(a)	338,360	3,647,521

Investments	Shares	Value ($)
InterRent REIT(a)	60,500	616,969
Investors Real Estate Trust(a)	10,120	731,676
Killam Apartment REIT(a)	52,800	685,868
Kimco Realty Corp.	203,940	2,273,931
Lexington Realty Trust	105,270	1,221,132
Life Storage, Inc.	22,000	2,158,860
Link REIT	979,000	7,598,107
LTC Properties, Inc.(a)	21,120	784,608
Mapletree Commercial Trust	1,023,000	1,372,654
Mapletree North Asia Commercial Trust(b)	1,133,000	706,421
Medical Properties Trust, Inc.	155,210	3,124,377
Merlin Properties Socimi SA	125,620	1,038,334
Mid-America Apartment Communities, Inc.	55,880	6,660,337
Mirvac Group	1,465,200	2,196,106
Mori Trust Sogo Reit, Inc.	550	640,358
National Health Investors, Inc.	20,680	1,282,160
NexPoint Residential Trust, Inc.(a)	18,423	704,311
Nippon Accommodations Fund, Inc.(a)	220	1,417,006
Nippon Building Fund, Inc.	440	2,463,634
Northview Apartment REIT(a)	26,840	702,108
NSI NV	17,710	634,545
Office Properties Income Trust(a)	29,590	744,189
Omega Healthcare Investors, Inc.	103,070	3,337,407
Parkway Life REIT	297,000	771,035
Piedmont Office Realty Trust, Inc., Class A	59,400	962,874
Precinct Properties New Zealand Ltd.	737,880	842,989
Premier Investment Corp.	660	740,963
Prologis, Inc.	192,610	20,304,946
PS Business Parks, Inc.	9,680	1,335,356
Public Storage	56,100	11,213,268
Rayonier, Inc.	69,080	1,919,042
RioCan REIT(a)	74,690	834,164
Safestore Holdings plc	99,880	1,002,202
Segro plc	517,770	6,586,423
SITE Centers Corp.(a)	82,060	601,500
SmartCentres REIT(a)	40,590	614,532
Summit Industrial Income REIT(a)	82,170	739,193
Sunlight REIT	110,000	51,379
Sunstone Hotel Investors, Inc.(a)	105,930	792,356
Terreno Realty Corp.	31,020	1,884,775
Universal Health Realty Income Trust	7,920	551,074
Urstadt Biddle Properties, Inc., Class A	36,630	359,340
Weingarten Realty Investors	57,640	983,338
Welltower, Inc.	189,970	10,174,793

		225,656,685

Household Durables - 0.4%
Iida Group Holdings Co. Ltd.	69,300	1,067,061

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	31,020	1,086,631

Real Estate Management & Development - 21.1%
ADO Properties SA*(a)(b)	36,740	1,039,206
Aeon Mall Co. Ltd.	55,000	653,882
Aroundtown SA*	409,090	2,470,989
Atrium Ljungberg AB, Class B	40,040	617,272
CA Immobilien Anlagen AG*	30,250	951,499
Castellum AB	122,430	2,628,115
City Developments Ltd.	209,000	1,246,715
CK Asset Holdings Ltd.	915,000	5,082,546
CLS Holdings plc	26,290	67,355
Deutsche Wohnen SE	138,160	6,731,017
DREAM Unlimited Corp., Class A	52,030	695,675
Entra ASA(b)	66,330	935,897
Fabege AB	124,740	1,594,210
Fastighets AB Balder, Class B*(a)	25,080	1,035,732
Goldcrest Co. Ltd.(a)	44,000	543,498
Hang Lung Group Ltd.(a)	440,000	1,063,921
Heiwa Real Estate Co. Ltd.	22,000	533,718
Helical plc	16,830	67,262
Henderson Land Development Co. Ltd.	685,053	2,567,778
Hongkong Land Holdings Ltd.	550,000	2,084,500
Hufvudstaden AB, Class A	54,780	712,946
Hulic Co. Ltd.	143,000	1,225,366
Ichigo, Inc.(a)	231,000	541,833
Intershop Holding AG(a)	1,210	743,531
K Wah International Holdings Ltd.	1,430,000	603,352
Kenedix, Inc.	154,000	700,596
Kennedy-Wilson Holdings, Inc.(a)	60,500	897,820
Kojamo OYJ	61,380	1,531,477
Kungsleden AB	95,920	772,279
Nomura Real Estate Holdings, Inc.	58,400	967,718
Open House Co. Ltd.	33,000	934,475
PSP Swiss Property AG (Registered)	19,360	2,168,609
S IMMO AG*(a)	34,320	601,446
Sagax AB, Class B(a)	59,840	908,829
Sirius Real Estate Ltd.(a)	768,680	741,536
St Joe Co. (The)*(a)	33,660	693,733
St Modwen Properties plc	142,670	576,743
Sumitomo Realty & Development Co. Ltd.	156,800	3,988,590
Swire Pacific Ltd., Class A	243,500	1,204,901
Swire Pacific Ltd., Class B	622,500	550,999
Swire Properties Ltd.	550,000	1,270,290
TAG Immobilien AG*	62,150	1,633,001
Takara Leben Co. Ltd.	165,000	519,673
TOC Co. Ltd.(a)	88,000	524,354
Tokyo Tatemono Co. Ltd.	88,000	940,509
Tricon Residential, Inc.(a)	26,053	186,718
UOL Group Ltd.	220,000	1,062,058
Wihlborgs Fastigheter AB	65,340	1,096,977
Yanlord Land Group Ltd.	836,000	743,761

		61,654,907

TOTAL COMMON STOCKS (Cost $303,085,768)		289,465,284

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 2.9%

REPURCHASE AGREEMENTS - 2.9%
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $5,391,188, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $5,484,572	5,391,156	5,391,156
NBC Global Finance Ltd., 0.24%, dated 7/31/2020, due 8/3/2020, repurchase price $3,000,060, collateralized by various Common Stocks; total market value $3,356,762	3,000,000	3,000,000

		8,391,156

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $8,391,156)		8,391,156

Total Investments - 102.0% (Cost $311,476,924)		297,856,440
Liabilities in excess of other assets - (2.0%)		(5,705,253)

Net Assets - 100.0%		292,151,187

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $22,678,050, collateralized in the form of cash with a value of $8,391,156 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $11,045,091 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 15, 2020 – November 15, 2049 and $4,487,420 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 15, 2020 – March 22, 2062; a total value of $23,923,667.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $8,391,156.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Abbreviations

OYJ	Public Limited Company

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	2	09/18/2020	EUR	$75,278	$715
Hang Seng Index	3	08/28/2020	HKD	475,284	(3,818)
S&P 500 E-Mini Index	4	09/18/2020	USD	652,700	48,218
S&P Midcap 400 E-Mini Index	5	09/18/2020	USD	930,250	61,288
SPI 200 Index	4	09/17/2020	AUD	421,541	6,127
TOPIX Mini Index	12	09/10/2020	JPY	169,848	(10,504)

					$102,026

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	16,971	Toronto-Dominion Bank (The)	USD	12,531	09/16/2020	$140
EUR	46,000	Citibank NA	USD	51,844	09/16/2020	2,603
GBP	70,000	Citibank NA	USD	87,167	09/16/2020	4,731
GBP	90,000	Toronto-Dominion Bank (The)	USD	111,327	09/16/2020	6,826
SEK	568,851	JPMorgan Chase Bank	USD	61,789	09/16/2020	3,298
SGD	110,965	Bank of New York	USD	79,986	09/16/2020	942

Total unrealized appreciation						$18,540

USD	27,602	Bank of New York	AUD	40,101	09/16/2020	$(1,161)
USD	100,990	JPMorgan Chase Bank	AUD	144,000	09/16/2020	(2,297)
USD	18,404	Citibank NA	CHF	17,373	09/16/2020	(718)
USD	50,977	JPMorgan Chase Bank	EUR	44,977	09/16/2020	(2,259)
USD	186,196	Goldman Sachs & Co.	GBP	147,850	09/16/2020	(7,905)
USD	23,504	Bank of New York	HKD	182,326	09/16/2020	(22)
USD	143,112	Morgan Stanley	HKD	1,110,000	09/16/2020	(111)
USD	60,823	Morgan Stanley	JPY	6,516,000	09/16/2020	(838)
USD	82,799	Toronto-Dominion Bank (The)	JPY	8,866,807	09/16/2020	(1,108)
USD	113,624	Morgan Stanley	SGD	158,000	09/16/2020	(1,606)

Total unrealized depreciation						$(18,025)

Net unrealized appreciation						$515

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Australia	3.7%
Austria	0.5
Canada	3.5
Finland	0.5
France	0.1
Germany	4.4
Hong Kong	6.9
Ireland	0.3
Japan	7.3
Netherlands	0.2
New Zealand	0.6
Norway	0.3
Singapore	3.0
Spain	0.4
Sweden	3.2
Switzerland	1.0
United Kingdom	4.0
United States	59.2
Other[1]	0.9

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.9%

FlexShares® Global Quality Real Estate Index Fund(a)	54,516	2,881,334
FlexShares® Global Upstream Natural Resources Index Fund(a)	29,004	844,306
FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	86,388	4,272,751

TOTAL EXCHANGE TRADED FUNDS (Cost $8,603,649)		7,998,391

Total Investments - 99.9% (Cost $8,603,649)		7,998,391
Other Assets Less Liabilities - 0.1%		4,682

Net Assets - 100.0%		8,003,073

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Real Assets Allocation Index Fund (cont.)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares July 31, 2020	Value July 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Global Quality Real Estate Index Fund	$4,608,580	$95,134	$919,751	54,516	$2,881,334	$(820,412)	$150,720	$(82,217)
FlexShares® Global Upstream Natural Resources Index Fund	1,020,332	113,251	228,044	29,004	844,306	(64,810)	21,038	3,577
FlexShares® STOXX® Global Broad Infrastructure Index Fund	5,729,117	131,355	1,277,026	86,388	4,272,751	(396,728)	82,972	86,033

	$11,358,029	$339,740	$2,424,821	169,908	$7,998,391	$(1,281,950)	$254,730	$7,393

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 1.6%
Lockheed Martin Corp.	55,936	21,198,066

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.(a)	85,120	7,977,446

Auto Components - 1.1%
BorgWarner, Inc.(a)	210,368	7,699,469
Gentex Corp.	246,848	6,662,427

		14,361,896

Banks - 5.6%
Bank of America Corp.	248,069	6,171,957
Citigroup, Inc.	168,416	8,422,484
Comerica, Inc.	102,144	3,934,587
JPMorgan Chase & Co.	415,267	40,131,403
M&T Bank Corp.	49,248	5,217,825
Wells Fargo & Co.	91,813	2,227,383
Western Alliance Bancorp	131,941	4,743,279
Zions Bancorp NA	150,789	4,896,119

		75,745,037

Beverages - 0.2%
Coca-Cola Co. (The)	45,605	2,154,380

Biotechnology - 3.4%
AbbVie, Inc.	142,277	13,503,510
Amgen, Inc.	131,333	32,133,245

		45,636,755

Building Products - 0.6%
Johnson Controls International plc	196,992	7,580,252

Capital Markets - 3.2%
Ameriprise Financial, Inc.	47,424	7,285,749
Eaton Vance Corp.	18,240	659,193
Evercore, Inc., Class A	74,789	4,135,832
Lazard Ltd., Class A	177,541	5,205,502
MSCI, Inc.	7,909	2,973,626
S&P Global, Inc.	40,741	14,269,535
T. Rowe Price Group, Inc.	63,237	8,733,030

		43,262,467

Chemicals - 1.1%
Dow, Inc.	169,632	6,965,090
Eastman Chemical Co.	97,893	7,305,755
Sherwin-Williams Co. (The)	608	393,935

		14,664,780

Communications Equipment - 3.0%
Cisco Systems, Inc.	865,795	40,778,945

Consumer Finance - 0.6%
Navient Corp.(a)	473,029	3,765,311
Synchrony Financial(a)	207,328	4,588,169

		8,353,480

Investments	Shares	Value ($)
Containers & Packaging - 0.4%
International Paper Co.	172,069	5,986,281

Distributors - 0.7%
Pool Corp.	29,184	9,242,573

Diversified Consumer Services - 0.3%
H&R Block, Inc.(a)	319,200	4,628,400

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	519,843	15,376,956
Verizon Communications, Inc.	294,885	16,949,990

		32,326,946

Electric Utilities - 3.7%
Evergy, Inc.	109,445	7,095,319
Exelon Corp.	218,885	8,451,150
IDACORP, Inc.	44,389	4,139,274
OGE Energy Corp.	159,904	5,260,842
Pinnacle West Capital Corp.	71,744	5,960,492
Portland General Electric Co.(a)	118,560	5,232,053
PPL Corp.	226,784	6,036,990
Southern Co. (The)	134,981	7,371,312

		49,547,432

Electrical Equipment - 0.6%
Rockwell Automation, Inc.	35,264	7,692,489

Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc.	231,653	4,130,373
Schlumberger Ltd.	113,088	2,051,416

		6,181,789

Entertainment - 1.0%
Activision Blizzard, Inc.	164,768	13,614,780

Equity Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	55,936	14,621,111
Brandywine Realty Trust(a)	144,707	1,567,177
Extra Space Storage, Inc.	1,216	125,661
Highwoods Properties, Inc.	21,285	816,067
Iron Mountain, Inc.(a)	275,424	7,764,203
Life Storage, Inc.	63,232	6,204,956
Public Storage	38,309	7,657,203
Simon Property Group, Inc.	72,965	4,549,368
Weingarten Realty Investors	229,216	3,910,425
Welltower, Inc.	99,109	5,308,278

		52,524,449

Food & Staples Retailing - 2.2%
Sysco Corp.	30,400	1,606,640
Walmart, Inc.	216,453	28,009,018

		29,615,658

Food Products - 1.3%
Campbell Soup Co.(a)	122,816	6,087,989
General Mills, Inc.	134,981	8,540,248
Mondelez International, Inc., Class A	40,736	2,260,441

		16,888,678

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	6,688	673,080
Dentsply Sirona, Inc.	51,680	2,304,928
Hill-Rom Holdings, Inc.	60,800	5,910,976

		8,888,984

Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	76,005	7,614,941
Cardinal Health, Inc.	126,464	6,907,464
Humana, Inc.	13,376	5,249,411
McKesson Corp.	51,077	7,669,722
UnitedHealth Group, Inc.	20,672	6,259,068

		33,700,606

Health Care Technology - 0.5%
Cerner Corp.(a)	107,008	7,431,706

Hotels, Restaurants & Leisure - 0.7%
MGM Resorts International(a)	229,216	3,688,086
Wyndham Destinations, Inc.	227,397	6,048,760

		9,736,846

Household Durables - 1.8%
Lennar Corp., Class A	117,952	8,533,827
PulteGroup, Inc.	165,381	7,210,612
Whirlpool Corp.(a)	54,720	8,925,926

		24,670,365

Household Products - 1.8%
Colgate-Palmolive Co.	35,872	2,769,318
Procter & Gamble Co. (The)	160,512	21,046,334

		23,815,652

Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	336,229	6,274,033

Industrial Conglomerates - 0.0%(b)
Honeywell International, Inc.	1,824	272,451

Insurance - 1.0%
Aflac, Inc.	173,285	6,163,747
MetLife, Inc.	176,320	6,673,712

		12,837,459

Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	179,973	9,948,907

IT Services - 4.1%
International Business Machines Corp.	193,952	23,844,459
Mastercard, Inc., Class A	18,245	5,629,130
Visa, Inc., Class A(a)	97,285	18,523,064
Western Union Co. (The)(a)	290,016	7,041,588

		55,038,241

Machinery - 2.8%
Caterpillar, Inc.	122,816	16,319,790
Cummins, Inc.	44,997	8,696,120
Illinois Tool Works, Inc.	71,141	13,160,374

		38,176,284

Investments	Shares	Value ($)
Media - 3.9%
Comcast Corp., Class A	725,349	31,044,937
Interpublic Group of Cos., Inc. (The)(a)	68,096	1,229,133
New York Times Co. (The), Class A(a)	126,464	5,835,049
Omnicom Group, Inc.	128,293	6,893,183
Sirius XM Holdings, Inc.(a)	1,196,544	7,035,679

		52,037,981

Multiline Retail - 1.0%
Target Corp.	112,480	14,158,982

Multi-Utilities - 1.0%
NorthWestern Corp.	96,677	5,439,048
Public Service Enterprise Group, Inc.	139,845	7,822,929

		13,261,977

Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	381,829	32,050,726
Exxon Mobil Corp.	66,880	2,814,310
HollyFrontier Corp.(a)	103,360	2,842,400
Plains GP Holdings LP, Class A*(a)	682,784	5,421,305
Valero Energy Corp.	84,512	4,752,110

		47,880,851

Pharmaceuticals - 6.4%
Eli Lilly and Co.	94,848	14,254,706
Johnson & Johnson	320,421	46,704,565
Merck & Co., Inc.	204,901	16,441,256
Pfizer, Inc.	239,555	9,218,077

		86,618,604

Professional Services - 0.4%
ManpowerGroup, Inc.	76,005	5,228,384

Semiconductors & Semiconductor Equipment - 6.4%
Intel Corp.	91,200	4,352,976
KLA Corp.	41,344	8,261,772
Lam Research Corp.	31,621	11,926,176
Maxim Integrated Products, Inc.	126,469	8,611,274
QUALCOMM, Inc.	226,784	23,950,658
Skyworks Solutions, Inc.	18,245	2,656,107
Texas Instruments, Inc.	205,509	26,212,673

		85,971,636

Software - 7.1%
Citrix Systems, Inc.	48,640	6,943,846
Intuit, Inc.	23,712	7,264,645
Microsoft Corp.	285,157	58,460,037
Oracle Corp.	424,997	23,566,084

		96,234,612

Specialty Retail - 1.0%
Best Buy Co., Inc.	78,432	7,811,043
Home Depot, Inc. (The)	23,109	6,135,208

		13,946,251

Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	260,832	110,864,033
HP, Inc.	406,147	7,140,064
NetApp, Inc.(a)	119,168	5,279,143
Seagate Technology plc	134,981	6,103,841

		129,387,081

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 1.1%
Hanesbrands, Inc.(a)	617,123	8,719,948
VF Corp.	97,280	5,871,821

		14,591,769

Tobacco - 1.9%
Philip Morris International, Inc.	338,048	25,965,467

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	95,461	6,301,381
WW Grainger, Inc.	21,280	7,267,758

		13,569,139

TOTAL COMMON STOCKS (Cost $1,175,556,616)		1,339,607,247

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 6.4%

CERTIFICATES OF DEPOSIT - 1.5%
Agricultural Bank of China Ltd., New York Branch 0.61%, 10/19/2020	3,000,000	3,001,167
Bank of Montreal, Chicago (US Federal Funds Effective Rate (continuous series) + 0.35%), 0.45%, 8/6/2020(d)	4,000,000	4,000,000
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.08%), 0.35%, 7/21/2021(d)	3,000,000	3,000,237
China Construction Bank Corp., New York 0.65%, 10/14/2020	2,000,000	2,000,020
Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.08%), 0.35%, 7/30/2021(d)	3,000,000	3,000,000
Industrial & Commercial Bank of China Ltd., New York Branch 0.55%, 9/15/2020	1,000,000	1,000,000
Sumitomo Mitsui Trust Bank Ltd., New York (ICE LIBOR USD 3 Month + 0.09%), 0.40%, 12/11/2020(d)	4,000,000	4,000,520

TOTAL CERTIFICATES OF DEPOSIT (Cost $20,000,000)		20,001,944

COMMERCIAL PAPER - 0.1%
Bank of China, Hong Kong Branch 0.55%, 8/19/2020 (Cost $1,999,511)	2,000,000	1,999,511

Investments	Principal Amount ($)	Value ($)
REPURCHASE AGREEMENTS - 4.8%
BofA Securities, Inc., 0.54%, dated 7/31/2020, due 11/2/2020, repurchase price $8,011,280, collateralized by various Common Stocks; total market value $8,751,000	8,000,000	8,000,000
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $26,586,395, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $27,046,918	26,586,240	26,586,240
Societe Generale, 0.22%, dated 7/31/2020, due 8/3/2020, repurchase price $30,000,550, collateralized by various Common Stocks; total market value $33,222,930	30,000,000	30,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $64,586,240)		64,586,240

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $86,585,751)		86,587,695

Total Investments - 105.9% (Cost $1,262,142,367)		1,426,194,942
Liabilities in excess of other assets - (5.9%)		(79,278,064)

Net Assets - 100.0%		1,346,916,878

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $91,493,969, collateralized in the form of cash with a value of $86,583,490 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $7,929,214 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 15, 2020 – November 15, 2049 and $213 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.13% – 6.00%, and maturity dates ranging from September 15, 2020 – June 20, 2044; a total value of $94,512,917.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $86,587,695.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2020.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	42	09/18/2020	USD	$6,853,350	$407,814

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 1.6%
Lockheed Martin Corp.	18,768	7,112,509

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.(a)	28,968	2,714,881

Automobiles - 0.4%
Harley-Davidson, Inc.(a)	63,444	1,651,447

Banks - 4.1%
Bank of America Corp.	64,872	1,614,015
Citigroup, Inc.	4,692	234,647
JPMorgan Chase & Co.	139,740	13,504,474
Wells Fargo & Co.	128,928	3,127,793

		18,480,929

Beverages - 1.1%
Coca-Cola Co. (The)	105,264	4,972,671

Biotechnology - 1.1%
AbbVie, Inc.	48,960	4,646,794
Amgen, Inc.	408	99,825

		4,746,619

Building Products - 0.6%
Johnson Controls International plc	69,360	2,668,973

Capital Markets - 2.4%
CME Group, Inc.	11,220	1,864,539
Federated Hermes, Inc., Class B(a)	13,464	354,911
Intercontinental Exchange, Inc.	41,208	3,988,110
MarketAxess Holdings, Inc.	1,428	737,848
MSCI, Inc.	2,652	997,099
T. Rowe Price Group, Inc.	20,808	2,873,585

		10,816,092

Chemicals - 1.5%
CF Industries Holdings, Inc.	53,856	1,687,308
Dow, Inc.	19,176	787,367
NewMarket Corp.	5,100	1,911,531
Scotts Miracle-Gro Co. (The)	15,096	2,393,773

		6,779,979

Commercial Services & Supplies - 1.0%
Cintas Corp.	9,588	2,894,330
Republic Services, Inc.	8,772	765,357
Rollins, Inc.(a)	13,668	716,203

		4,375,890

Communications Equipment - 3.5%
Cisco Systems, Inc.	279,480	13,163,508
Motorola Solutions, Inc.	17,952	2,509,690

		15,673,198

Consumer Finance - 0.7%
FirstCash, Inc.(a)	28,968	1,669,715
Synchrony Financial	71,604	1,584,597

		3,254,312

Investments	Shares	Value ($)
Containers & Packaging - 0.6%
Ball Corp.	36,516	2,688,673

Distributors - 0.6%
Pool Corp.	8,772	2,778,092

Diversified Consumer Services - 0.6%
H&R Block, Inc.(a)	129,132	1,872,414
Service Corp. International(a)	13,872	601,490

		2,473,904

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	177,072	5,237,790
CenturyLink, Inc.(a)	61,200	590,580
Cogent Communications Holdings, Inc.	5,508	496,326
Verizon Communications, Inc.	97,716	5,616,715

		11,941,411

Electric Utilities - 3.9%
Evergy, Inc.	36,312	2,354,107
Exelon Corp.	70,788	2,733,125
FirstEnergy Corp.	7,548	218,892
IDACORP, Inc.	1,020	95,115
OGE Energy Corp.	54,264	1,785,286
Pinnacle West Capital Corp.	25,500	2,118,540
Portland General Electric Co.	39,984	1,764,494
PPL Corp.	77,928	2,074,443
Southern Co. (The)	76,500	4,177,665

		17,321,667

Electrical Equipment - 0.5%
Eaton Corp. plc	23,256	2,165,831

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	5,712	664,020

Energy Equipment & Services - 0.0%(b)
Helmerich & Payne, Inc.	3,876	69,109

Entertainment - 1.1%
Activision Blizzard, Inc.	56,712	4,686,113

Equity Real Estate Investment Trusts (REITs) - 6.3%
American Tower Corp.	6,120	1,599,707
Americold Realty Trust(a)	15,096	609,124
CoreSite Realty Corp.	17,748	2,290,379
Crown Castle International Corp.	12,648	2,108,422
CubeSmart(a)	85,884	2,548,178
CyrusOne, Inc.	8,160	680,707
Digital Realty Trust, Inc.	8,364	1,342,756
Equity Residential	33,456	1,794,245
Extra Space Storage, Inc.	25,908	2,677,333
Gaming and Leisure Properties, Inc.	12,460	451,177
Life Storage, Inc.	24,072	2,362,185

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Macerich Co. (The)(a)	18,485	141,040
National Health Investors, Inc.	4,488	278,256
National Retail Properties, Inc.	9,792	347,126
Omega Healthcare Investors, Inc.	18,156	587,891
Public Storage	13,668	2,731,960
SBA Communications Corp.	3,468	1,080,421
Simon Property Group, Inc.	23,868	1,488,170
Weingarten Realty Investors	78,948	1,346,853
Welltower, Inc.	32,844	1,759,125

		28,225,055

Food & Staples Retailing - 3.1%
Sysco Corp.	14,484	765,479
Walmart, Inc.	102,000	13,198,800

		13,964,279

Food Products - 1.3%
General Mills, Inc.	45,084	2,852,465
Hershey Co. (The)	5,100	741,591
J M Smucker Co. (The)(a)	20,196	2,208,432

		5,802,488

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	2,856	287,428
Medtronic plc	19,992	1,928,828
ResMed, Inc.	4,692	950,177

		3,166,433

Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	25,908	2,595,723
UnitedHealth Group, Inc.	47,940	14,515,273

		17,110,996

Hotels, Restaurants & Leisure - 1.9%
Domino’s Pizza, Inc.	1,632	630,948
McDonald’s Corp.	22,848	4,438,909
Wyndham Destinations, Inc.(a)	23,868	634,889
Yum! Brands, Inc.	27,948	2,544,665

		8,249,411

Household Durables - 0.6%
Newell Brands, Inc.	27,540	451,656
PulteGroup, Inc.	55,692	2,428,171

		2,879,827

Household Products - 2.0%
Church & Dwight Co., Inc.	8,772	845,007
Clorox Co. (The)(a)	3,876	916,713
Procter & Gamble Co. (The)	54,876	7,195,341

		8,957,061

Insurance - 4.4%
Aflac, Inc.	57,732	2,053,527
Aon plc, Class A(a)	17,340	3,558,515
Brown & Brown, Inc.	14,892	677,139
Chubb Ltd.	3,876	493,182
Cincinnati Financial Corp.	10,608	826,682
Everest Re Group Ltd.	3,060	669,497
Fidelity National Financial, Inc.	15,504	501,709
Hanover Insurance Group, Inc. (The)	18,156	1,849,733
Hartford Financial Services Group, Inc. (The)	43,044	1,821,622
MetLife, Inc.	59,568	2,254,649
Progressive Corp. (The)	42,840	3,870,166

Investments	Shares	Value ($)
RenaissanceRe Holdings Ltd.	3,264	588,760
RLI Corp.(a)	6,528	575,313

		19,740,494

Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	53,244	2,943,328

IT Services - 4.1%
Amdocs Ltd.(a)	8,160	506,736
Booz Allen Hamilton Holding Corp.	5,100	416,976
International Business Machines Corp.	65,280	8,025,523
Jack Henry & Associates, Inc.	12,036	2,146,019
Mastercard, Inc., Class A	6,528	2,014,084
Visa, Inc., Class A(a)	14,688	2,796,595
Western Union Co. (The)	99,756	2,422,076

		18,328,009

Machinery - 0.9%
Cummins, Inc.	14,892	2,878,028
Illinois Tool Works, Inc.	6,120	1,132,139

		4,010,167

Media - 3.7%
Cable One, Inc.	305	555,881
Comcast Corp., Class A	247,452	10,590,945
Interpublic Group of Cos., Inc. (The)	25,092	452,911
New York Times Co. (The), Class A(a)	58,344	2,691,992
Omnicom Group, Inc.	42,840	2,301,793

		16,593,522

Metals & Mining - 0.5%
Newmont Corp.	24,888	1,722,250
Royal Gold, Inc.	4,284	599,460

		2,321,710

Multiline Retail - 1.1%
Target Corp.	38,148	4,802,070

Multi-Utilities - 1.6%
NorthWestern Corp.	32,232	1,813,372
Public Service Enterprise Group, Inc.	50,184	2,807,293
WEC Energy Group, Inc.	27,948	2,662,327

		7,282,992

Oil, Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corp.	120,360	2,250,732
Chevron Corp.	139,740	11,729,775
Exxon Mobil Corp.	100,572	4,232,070
Kinder Morgan, Inc.	60,588	854,291
Phillips 66	2,244	139,173

		19,206,041

Pharmaceuticals - 7.1%
Eli Lilly and Co.	64,668	9,718,954
Johnson & Johnson	107,916	15,729,836
Merck & Co., Inc.	28,560	2,291,654
Pfizer, Inc.	100,164	3,854,311

		31,594,755

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 3.9%
Broadcom, Inc.	12,444	3,941,637
Intel Corp.	35,904	1,713,698
Skyworks Solutions, Inc.	21,216	3,088,625
Texas Instruments, Inc.	69,156	8,820,848

		17,564,808

Software - 6.0%
CDK Global, Inc.	32,436	1,474,541
Citrix Systems, Inc.	16,728	2,388,089
Microsoft Corp.	97,512	19,990,935
Oracle Corp.	55,488	3,076,810

		26,930,375

Specialty Retail - 2.1%
Best Buy Co., Inc.	27,744	2,763,025
Home Depot, Inc. (The)	24,684	6,553,355

		9,316,380

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	62,832	26,706,113
Seagate Technology plc(a)	46,308	2,094,048

		28,800,161

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.(a)	154,428	2,182,068

Tobacco - 2.1%
Altria Group, Inc.	9,588	394,546
Philip Morris International, Inc.	114,444	8,790,444

		9,184,990

Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc., Class A	32,640	2,154,566
Watsco, Inc.(a)	3,060	722,374
WW Grainger, Inc.	7,752	2,647,541

		5,524,481

Water Utilities - 0.5%
American States Water Co.	26,928	2,070,225

TOTAL COMMON STOCKS (Cost $398,813,741)		444,788,446

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 1.8%

REPURCHASE AGREEMENTS - 1.8%
BofA Securities, Inc., 0.54%, dated 7/31/2020, due 11/2/2020, repurchase price $1,001,410, collateralized by various Common Stocks; total market value $1,093,875	1,000,000	1,000,000

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $3,186,033, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $3,241,221	3,186,015	3,186,015
Societe Generale, 0.22%, dated 7/31/2020, due 8/3/2020, repurchase price $4,000,073, collateralized by various Common Stocks; total market value $4,429,724	4,000,000	4,000,000

		8,186,015

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $8,186,015)		8,186,015

Total Investments - 101.4% (Cost $406,999,756)		452,974,461
Liabilities in excess of other assets - (1.4%)		(6,067,760)

Net Assets - 100.0%		446,906,701

(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $19,117,419, collateralized in the form of cash with a value of $8,186,015 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $11,542,044 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 15, 2020 – November 15, 2049; a total value of $19,728,059.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $8,186,015.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	12	09/18/2020	USD	$1,958,100	$114,338

Abbreviations:
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 1.5%
Lockheed Martin Corp.	630	238,751

Auto Components - 0.5%
Gentex Corp.	2,856	77,083

Banks - 6.0%
Bank of America Corp.	3,556	88,473
Citigroup, Inc.	5,481	274,105
Comerica, Inc.	1,351	52,041
JPMorgan Chase & Co.	4,781	462,036
Zions Bancorp NA	1,645	53,413

		930,068

Beverages - 0.2%
Coca-Cola Co. (The)	700	33,068

Biotechnology - 3.4%
AbbVie, Inc.	1,659	157,456
Amgen, Inc.	1,491	364,803

		522,259

Building Products - 1.9%
Armstrong World Industries, Inc.	182	12,966
Johnson Controls International plc	2,247	86,464
Masco Corp.	1,701	97,229
Simpson Manufacturing Co., Inc.	980	94,629

		291,288

Capital Markets - 4.5%
Ameriprise Financial, Inc.	532	81,731
Eaton Vance Corp.	385	13,914
Evercore, Inc., Class A	1,015	56,130
Lazard Ltd., Class A	1,939	56,852
LPL Financial Holdings, Inc.	959	75,780
MarketAxess Holdings, Inc.	49	25,318
MSCI, Inc.	91	34,214
S&P Global, Inc.	539	188,785
Stifel Financial Corp.	1,330	64,478
T. Rowe Price Group, Inc.	721	99,570

		696,772

Chemicals - 3.7%
Celanese Corp.	679	65,999
Dow, Inc.	2,065	84,789
Eastman Chemical Co.	1,169	87,242
FMC Corp.	819	86,855
Huntsman Corp.	945	17,483
LyondellBasell Industries NV, Class A	350	21,882
Scotts Miracle-Gro Co. (The)	518	82,139
Sherwin-Williams Co. (The)	203	131,528

		577,917

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.6%
Cintas Corp.	336	101,428

Communications Equipment - 3.0%
Cisco Systems, Inc.	9,758	459,602

Consumer Finance - 1.6%
Discover Financial Services	1,218	60,206
Navient Corp.	5,579	44,409
OneMain Holdings, Inc.	3,178	91,209
Synchrony Financial	2,366	52,359

		248,183

Containers & Packaging - 0.5%
International Paper Co.	2,044	71,111

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	5,887	174,138
CenturyLink, Inc.(a)	2,170	20,941
Cogent Communications Holdings, Inc.	203	18,292
Verizon Communications, Inc.	882	50,697

		264,068

Electric Utilities - 0.8%
OGE Energy Corp.	1,827	60,108
PPL Corp.	2,590	68,946

		129,054

Electrical Equipment - 2.0%
Eaton Corp. plc	1,113	103,654
Emerson Electric Co.	1,491	92,457
Hubbell, Inc.	147	19,840
Rockwell Automation, Inc.	406	88,565

		304,516

Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	182	21,158

Entertainment - 1.0%
Activision Blizzard, Inc.	1,869	154,436

Equity Real Estate Investment Trusts (REITs) - 1.6%
Brandywine Realty Trust(a)	1,358	14,707
Equinix, Inc.	77	60,482
Gaming and Leisure Properties, Inc.	456	16,512
Highwoods Properties, Inc.	1,582	60,654
Host Hotels & Resorts, Inc.	1,316	14,186
Lamar Advertising Co., Class A	252	16,564
Macerich Co. (The)(a)	28	214
Omega Healthcare Investors, Inc.	490	15,866
Weingarten Realty Investors	2,772	47,290

		246,475

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	105	34,181
Walmart, Inc.	154	19,927

		54,108

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Food Products - 0.6%
General Mills, Inc.	1,533	96,993

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	105	10,567
Hill-Rom Holdings, Inc.	665	64,651
Teleflex, Inc.	63	23,506
West Pharmaceutical Services, Inc.	91	24,467

		123,191

Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	126	12,624
Cardinal Health, Inc.	1,519	82,968
Humana, Inc.	329	129,116
Quest Diagnostics, Inc.	210	26,685
UnitedHealth Group, Inc.	238	72,061

		323,454

Hotels, Restaurants & Leisure - 1.2%
Domino’s Pizza, Inc.	56	21,650
MGM Resorts International	2,191	35,253
Wendy’s Co. (The)	3,591	83,239
Wyndham Destinations, Inc.	1,659	44,130

		184,272

Household Durables - 1.5%
DR Horton, Inc.	406	26,861
Lennar Corp., Class A	1,407	101,797
Whirlpool Corp.(a)	637	103,907

		232,565

Household Products - 0.6%
Procter & Gamble Co. (The)	658	86,277

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp. (The)	4,305	65,565

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	252	37,641

Insurance - 1.3%
MetLife, Inc.	1,988	75,246
Primerica, Inc.	623	74,548
Unum Group	2,688	46,314

		196,108

Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	2,023	111,831

IT Services - 3.6%
International Business Machines Corp.	2,177	267,640
Leidos Holdings, Inc.	231	21,982
Mastercard, Inc., Class A	322	99,347
Visa, Inc., Class A	511	97,294
Western Union Co. (The)	3,318	80,561

		566,824

Leisure Products - 0.1%
Brunswick Corp.(a)	322	21,568

Life Sciences Tools & Services - 1.1%
Bruker Corp.	350	15,617
Thermo Fisher Scientific, Inc.	392	162,268

		177,885

Investments	Shares	Value ($)
Machinery - 3.3%
Caterpillar, Inc.	1,372	182,311
Cummins, Inc.	518	100,109
Dover Corp.	798	82,138
Illinois Tool Works, Inc.	812	150,212

		514,770

Media - 4.5%
Cable One, Inc.	7	12,758
Comcast Corp., Class A	9,002	385,286
Interpublic Group of Cos., Inc. (The)	2,667	48,139
New York Times Co. (The), Class A(a)	1,855	85,590
Omnicom Group, Inc.	1,127	60,554
Sirius XM Holdings, Inc.(a)	13,356	78,533
ViacomCBS, Inc.	994	25,913

		696,773

Metals & Mining - 1.3%
Newmont Corp.	882	61,034
Nucor Corp.	553	23,198
Reliance Steel & Aluminum Co.	728	71,533
Royal Gold, Inc.	133	18,611
Steel Dynamics, Inc.	770	21,106

		195,482

Multiline Retail - 0.6%
Target Corp.	749	94,284

Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.	1,526	23,424
Chevron Corp.	4,662	391,328
Devon Energy Corp.	2,870	30,106
Exxon Mobil Corp.	1,218	51,254
HollyFrontier Corp.	2,128	58,520
Murphy Oil Corp.(a)	4,438	58,626
Plains GP Holdings LP, Class A*	1,281	10,171
Valero Energy Corp.	1,246	70,063

		693,492

Pharmaceuticals - 5.0%
Johnson & Johnson	2,807	409,148
Merck & Co., Inc.	2,415	193,780
Pfizer, Inc.	4,641	178,586

		781,514

Professional Services - 0.5%
ManpowerGroup, Inc.	812	55,857
TransUnion	273	24,453

		80,310

Road & Rail - 0.1%
Old Dominion Freight Line, Inc.	126	23,035

Semiconductors & Semiconductor Equipment - 8.1%
Applied Materials, Inc.	2,317	149,053
Entegris, Inc.	266	19,128
Intel Corp.	1,043	49,782
KLA Corp.	469	93,720
Lam Research Corp.(a)	364	137,286

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Maxim Integrated Products, Inc.	1,393	94,849
Microchip Technology, Inc.	504	51,272
Monolithic Power Systems, Inc.	77	20,406
QUALCOMM, Inc.	3,003	317,147
Teradyne, Inc.	315	28,023
Texas Instruments, Inc.	2,331	297,319

		1,257,985

Software - 5.8%
Citrix Systems, Inc.	70	9,993
Intuit, Inc.	196	60,049
Microsoft Corp.	3,976	815,120
Oracle Corp.	231	12,809
SS&C Technologies Holdings, Inc.	203	11,672

		909,643

Specialty Retail - 3.6%
Best Buy Co., Inc.	945	94,113
Home Depot, Inc. (The)	833	221,153
Lithia Motors, Inc., Class A	616	141,156
Lowe’s Cos., Inc.	588	87,559
Williams-Sonoma, Inc.	238	20,735

		564,716

Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	3,339	1,419,209
HP, Inc.	728	12,798
NetApp, Inc.	707	31,320
Seagate Technology plc	1,582	71,538

		1,534,865

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.(a)	5,124	72,402

Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	1,442	21,515

Tobacco - 1.9%
Philip Morris International, Inc.	3,815	293,030

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A	1,043	68,848

TOTAL COMMON STOCKS (Cost $13,738,062)		15,448,183

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 0.1%

REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $19,750, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $20,092 (Cost $19,750)	19,750	19,750

Total Investments - 99.3% (Cost $13,757,812)		15,467,933
Other Assets Less Liabilities - 0.7%		101,464

Net Assets - 100.0%		15,569,397

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $533,335, collateralized in the form of cash with a value of $19,750 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $458,496 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 15, 2020 – November 15, 2049 and $75,340 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.13% – 6.00%, and maturity dates ranging from September 15, 2020 – June 20, 2044; a total value of $553,586.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $19,750.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.7%

Airlines - 0.8%
International Consolidated Airlines Group SA(a)	365,243	789,781
Japan Airlines Co. Ltd.	68,100	1,102,366
Qantas Airways Ltd.	842,513	1,951,592

		3,843,739

Auto Components - 1.2%
Bridgestone Corp.	113,500	3,321,375
Nokian Renkaat OYJ	42,222	1,016,524
Xinyi Glass Holdings Ltd.	866,000	1,269,356

		5,607,255

Automobiles - 1.7%
Ford Otomotiv Sanayi A/S	306,677	3,646,993
Tofas Turk Otomobil Fabrikasi A/S	863,509	3,144,982
Toyota Motor Corp.	17,500	1,029,013

		7,820,988

Banks - 7.6%
ABN AMRO Bank NV, CVA(b)	76,272	633,506
Agricultural Bank of China Ltd., Class H	1,816,000	644,370
Australia & New Zealand Banking Group Ltd.	159,127	2,049,558
Banco Santander Brasil SA	295,400	1,696,090
Banco Santander Brasil SA (Preference)	249,700	733,876
Bank of China Ltd., Class H	4,313,000	1,446,905
China Construction Bank Corp., Class H	3,178,000	2,329,106
China Minsheng Banking Corp. Ltd., Class H(a)	1,362,000	857,598
DBS Group Holdings Ltd.	211,800	3,053,516
DNB ASA	210,656	3,214,767
Hang Seng Bank Ltd.(a)	113,500	1,785,199
KBC Group NV	46,081	2,632,995
National Bank of Canada	77,407	3,654,512
Royal Bank of Canada	162,532	11,211,614

		35,943,612

Beverages - 0.4%
Carlsberg A/S, Class B	5,448	802,671
Coca-Cola Amatil Ltd.	141,876	832,285
Diageo plc	4,540	166,905

		1,801,861

Building Products - 0.4%
Geberit AG (Registered)	3,405	1,883,474

Capital Markets - 1.9%
CI Financial Corp.	80,585	1,107,555
CSC Financial Co. Ltd., Class H(a)(b)	227,000	340,345
Deutsche Boerse AG	3,859	705,481
Macquarie Group Ltd.(a)	21,111	1,869,608

Investments	Shares	Value ($)
Magellan Financial Group Ltd.	23,381	1,025,511
Moscow Exchange MICEX-RTS PJSC	93,070	166,821
Partners Group Holding AG	4,086	3,957,990

		9,173,311

Chemicals - 1.9%
Covestro AG(b)	88,984	3,457,647
Nissan Chemical Corp.	8,500	444,576
Nitto Denko Corp.	14,900	838,504
Shin-Etsu Chemical Co. Ltd.	13,100	1,520,878
Sinopec Shanghai Petrochemical Co. Ltd., Class H	11,350,000	2,533,547

		8,795,152

Commercial Services & Supplies - 0.1%
Country Garden Services Holdings Co. Ltd.	49,000	295,573

Construction & Engineering - 0.1%
Obayashi Corp.	68,100	604,160

Construction Materials - 0.1%
China Resources Cement Holdings Ltd.(a)	300,000	410,312

Diversified Financial Services - 2.4%
Banca Mediolanum SpA	525,051	3,908,394
M&G plc	918,215	1,935,483
Power Finance Corp. Ltd.	2,282,258	2,466,440
REC Ltd.	2,087,946	2,795,092

		11,105,409

Diversified Telecommunication Services - 2.8%
BT Group plc	771,774	998,569
Elisa OYJ	6,583	392,801
Hellenic Telecommunications Organization SA	21,792	322,113
Koninklijke KPN NV	620,391	1,609,545
O2 Czech Republic A/S*	344,359	3,317,218
Proximus SADP	111,911	2,317,182
Spark New Zealand Ltd.	373,991	1,228,231
Swisscom AG (Registered)	3,178	1,697,123
Telefonica SA(a)	37,909	159,048
Telenor ASA	69,235	1,074,117

		13,115,947

Electric Utilities - 1.8%
Endesa SA	46,989	1,335,770
Fortum OYJ(a)	110,322	2,246,448
Red Electrica Corp. SA	70,824	1,383,540
SSE plc	210,959	3,602,257

		8,568,015

Electrical Equipment - 0.7%
Mitsubishi Electric Corp.	241,300	3,127,794

Electronic Equipment, Instruments & Components - 0.4%
Walsin Technology Corp.	163,000	976,514
Yageo Corp.	73,000	969,363

		1,945,877

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 1.3%
NetEase, Inc., ADR	1,135	520,307
Nintendo Co. Ltd.	12,700	5,578,246

		6,098,553

Equity Real Estate Investment Trusts (REITs) - 0.9%
Gecina SA	9,534	1,234,498
Resilient REIT Ltd.	930,473	2,397,660
RioCan REIT(a)	41,995	469,015

		4,101,173

Food & Staples Retailing - 0.4%
Coles Group Ltd.	63,787	831,184
President Chain Store Corp.*	91,000	869,788

		1,700,972

Food Products - 2.5%
China Feihe Ltd.(a)(b)	289,551	556,671
Dali Foods Group Co. Ltd.(b)	340,500	207,809
Nestle SA (Registered)	71,959	8,550,916
Uni-President Enterprises Corp.	454,000	1,108,092
Want Want China Holdings Ltd.	1,589,000	1,174,804

		11,598,292

Gas Utilities - 1.7%
Enagas SA	142,581	3,603,026
Naturgy Energy Group SA(a)	153,225	2,851,908
Snam SpA	305,769	1,627,073

		8,082,007

Health Care Equipment & Supplies - 0.2%
Coloplast A/S, Class B	2,043	349,006
Hoya Corp.	4,900	482,909

		831,915

Health Care Providers & Services - 0.4%
Netcare Ltd.	2,434,802	1,944,553

Hotels, Restaurants & Leisure - 2.1%
Genting Singapore Ltd.	5,311,800	2,847,060
Kangwon Land, Inc.	37,228	714,000
Sands China Ltd.	817,200	3,163,273
Wynn Macau Ltd.(a)	1,816,000	3,182,019

		9,906,352

Household Durables - 1.1%
Nien Made Enterprise Co. Ltd.	143,000	1,571,831
PIK Group PJSC*	27,240	178,719
Sekisui House Ltd.(a)	192,600	3,493,869

		5,244,419

Independent Power and Renewable Electricity Producers - 0.5%
Unipro PJSC	56,523,000	2,156,195

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Class A	2,088,400	1,133,036

Insurance - 7.8%
Admiral Group plc	36,687	1,155,641
Ageas SA	19,295	726,700
AIA Group Ltd.	45,400	410,347
Allianz SE (Registered)	38,136	7,946,785
ASR Nederland NV	57,204	1,848,703

Investments	Shares	Value ($)
Aviva plc	534,131	1,848,661
BB Seguridade Participacoes SA	544,800	2,912,479
Direct Line Insurance Group plc	890,978	3,466,127
Legal & General Group plc	498,492	1,400,139
MS&AD Insurance Group Holdings, Inc.	120,300	2,999,251
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,221	1,387,878
Poste Italiane SpA(b)	26,786	245,540
Powszechny Zaklad Ubezpieczen SA	263,774	1,909,925
Tokio Marine Holdings, Inc.	82,800	3,473,951
UnipolSai Assicurazioni SpA(a)	333,310	857,647
Zurich Insurance Group AG	10,896	4,026,861

		36,616,635

Interactive Media & Services - 1.4%
Kakaku.com, Inc.	14,100	339,131
Tencent Holdings Ltd.	93,300	6,428,505

		6,767,636

Internet & Direct Marketing Retail - 0.7%
ZOZO, Inc.	124,200	3,359,614

IT Services - 1.7%
Amadeus IT Group SA	11,123	557,159
Capgemini SE	12,031	1,557,819
Edenred	26,105	1,300,518
Infosys Ltd.	29,737	383,972
Nomura Research Institute Ltd.	63,000	1,654,100
Otsuka Corp.	22,700	1,172,250
SCSK Corp.	29,600	1,494,978

		8,120,796

Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	21,300	1,172,679
Yamaha Corp.	16,100	738,532

		1,911,211

Machinery - 3.4%
Atlas Copco AB, Class B	56,977	2,202,463
Epiroc AB, Class A	75,818	1,060,452
Epiroc AB, Class B	9,761	133,009
Komatsu Ltd.	68,100	1,330,697
Kone OYJ, Class B	58,339	4,638,610
MINEBEA MITSUMI, Inc.	45,400	739,419
Mitsubishi Heavy Industries Ltd.	45,400	1,050,516
Rational AG	681	407,473
Schindler Holding AG	1,135	287,587
Schindler Holding AG (Registered)	454	113,288
Sinotruk Hong Kong Ltd.(a)	1,322,000	4,119,416

		16,082,930

Media - 1.0%
Eutelsat Communications SA	295,521	2,994,817
ITV plc	836,722	622,459
Publicis Groupe SA	31,553	1,016,736

		4,634,012

Metals & Mining - 6.4%
Alumina Ltd.(a)	851,023	927,673
BHP Group Ltd.	82,174	2,165,717
BHP Group plc	35,185	764,284

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Eregli Demir ve Celik Fabrikalari TAS	2,350,358	2,572,783
Evraz plc	830,593	3,145,092
Fortescue Metals Group Ltd.	68,781	858,771
Kumba Iron Ore Ltd.	131,887	4,259,728
Magnitogorsk Iron & Steel Works PJSC	3,700,100	1,992,333
Novolipetsk Steel PJSC	1,825,080	3,577,243
Rio Tinto plc	93,978	5,692,424
Severstal PAO	265,363	3,250,328
Wheaton Precious Metals Corp.(a)	12,485	677,331

		29,883,707

Multiline Retail - 0.5%
Wesfarmers Ltd.	70,597	2,356,763

Multi-Utilities - 0.9%
AGL Energy Ltd.	285,793	3,406,376
Canadian Utilities Ltd., Class A	35,639	914,189

		4,320,565

Oil, Gas & Consumable Fuels - 5.5%
BP plc	1,136,589	4,104,614
Bukit Asam Tbk. PT	23,085,900	3,209,889
Canadian Natural Resources Ltd.	39,271	692,776
China Petroleum & Chemical Corp., Class H	2,270,000	972,414
China Shenhua Energy Co. Ltd., Class H	1,362,000	2,270,527
CNOOC Ltd.	1,362,000	1,441,047
Eni SpA	81,039	722,644
Equinor ASA	74,683	1,104,757
Exxaro Resources Ltd.	130,992	1,033,474
Formosa Petrochemical Corp.	302,000	840,192
Inter Pipeline Ltd.(a)	68,554	642,294
Lundin Energy AB	37,228	861,307
Oil & Natural Gas Corp. Ltd.	3,040,211	3,181,935
Royal Dutch Shell plc, Class A	49,032	721,800
Royal Dutch Shell plc, Class B(a)	23,608	334,891
Tatneft PJSC (Preference)	362,973	2,627,443
Yanzhou Coal Mining Co. Ltd., Class H	1,362,000	1,063,211

		25,825,215

Paper & Forest Products - 0.7%
UPM-Kymmene OYJ	121,218	3,243,791

Personal Products - 3.2%
Hengan International Group Co. Ltd.	97,000	814,153
L’Oreal SA	28,829	9,647,553
Pola Orbis Holdings, Inc.	55,100	908,345
Unilever NV	63,560	3,763,998

		15,134,049

Pharmaceuticals - 8.5%
Astellas Pharma, Inc.	113,500	1,771,257
China Medical System Holdings Ltd.	227,000	275,029
Chugai Pharmaceutical Co. Ltd.	13,800	618,148
GlaxoSmithKline plc	566,819	11,380,946

Investments	Shares	Value ($)
Livzon Pharmaceutical Group, Inc., Class H(a)	295,100	1,384,078
Novartis AG (Registered)	86,260	7,156,252
Novo Nordisk A/S, Class B	61,290	4,056,711
Orion OYJ, Class B	67,873	2,971,219
Roche Holding AG	27,467	9,544,156
Roche Holding AG - BR	684	236,095
Sanofi	4,313	451,616
Shionogi & Co. Ltd.	5,700	337,428

		40,182,935

Professional Services - 1.1%
Recruit Holdings Co. Ltd.	61,100	1,888,535
SGS SA (Registered)	908	2,386,532
Thomson Reuters Corp.	15,663	1,092,843

		5,367,910

Real Estate Management & Development - 2.3%
Agile Group Holdings Ltd.(a)	690,000	875,164
Country Garden Holdings Co. Ltd.	808,000	1,037,341
Daito Trust Construction Co. Ltd.	32,900	2,573,998
Land & Houses PCL, NVDR	11,123,000	2,639,628
Logan Group Co. Ltd.(a)	1,422,000	2,462,290
Sun Hung Kai Properties Ltd.	113,500	1,389,790

		10,978,211

Road & Rail - 0.8%
Aurizon Holdings Ltd.	1,083,017	3,456,251
Canadian Pacific Railway Ltd.	681	187,279

		3,643,530

Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	2,724	965,373
Globalwafers Co. Ltd.	72,000	1,035,962
Nanya Technology Corp.	454,000	939,166
Novatek Microelectronics Corp.	501,000	4,959,634
Taiwan Semiconductor Manufacturing Co. Ltd.	560,222	8,137,174
Tokyo Electron Ltd.	4,000	1,089,568
United Microelectronics Corp.	454,000	346,376
Vanguard International Semiconductor Corp.	379,000	1,231,658

		18,704,911

Software - 0.2%
SAP SE	4,767	754,115

Specialty Retail - 1.0%
Foschini Group Ltd. (The)(a)	292,603	1,196,272
Nitori Holdings Co. Ltd.	3,800	832,744
Topsports International Holdings Ltd.(a)(b)	454,000	545,957
USS Co. Ltd.	154,100	2,289,711

		4,864,684

Technology Hardware, Storage & Peripherals - 2.7%
Brother Industries Ltd.	99,100	1,531,537
Canon, Inc.(a)	60,600	960,613
Chicony Electronics Co. Ltd.	683,000	2,026,070
Inventec Corp.	1,362,000	1,162,334
Lite-On Technology Corp.	681,000	1,153,036
Pegatron Corp.	863,000	1,817,648
Quanta Computer, Inc.*	403,000	1,125,310
Samsung Electronics Co. Ltd.	61,290	2,978,589

		12,755,137

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 1.5%
Burberry Group plc	29,283	481,385
Eclat Textile Co. Ltd.	62,000	732,287
Hermes International	681	552,585
Li Ning Co. Ltd.	227,000	730,775
LVMH Moet Hennessy Louis Vuitton SE	908	393,783
Pandora A/S	48,805	3,100,169
Swatch Group AG (The)	4,086	857,894

		6,848,878

Tobacco - 1.4%
Imperial Brands plc	169,796	2,843,659
Japan Tobacco, Inc.	186,600	3,197,949
Swedish Match AB	6,129	471,734

		6,513,342

Trading Companies & Distributors - 1.1%
ITOCHU Corp.(a)	81,700	1,777,263
Marubeni Corp.	181,600	833,027
Posco International Corp.	27,694	321,942
Sumitomo Corp.	97,600	1,080,034
Toyota Tsusho Corp.	45,400	1,141,334

		5,153,600

Transportation Infrastructure - 0.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	22,700	151,112
Sydney Airport	529,818	1,987,185

		2,138,297

Water Utilities - 0.7%
Aguas Andinas SA, Class A	9,690,857	3,407,529

Wireless Telecommunication Services - 1.7%
NTT DOCOMO, Inc.	156,700	4,309,139
Softbank Corp.	270,500	3,618,861

		7,928,000

TOTAL COMMON STOCKS (Cost $469,817,243)		454,337,949

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Specialty Retail - 0.0%(c)
Foschini Group Ltd. (The), expiring 8/7/2020, price 4,190.00 ZAR*(a) (Cost $–)	117,041	188,324

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.3%

REPURCHASE AGREEMENTS - 1.3%
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $6,134,453, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $6,240,713 (Cost $6,134,418)	6,134,418	6,134,418

Total Investments - 98.0% (Cost $475,951,661)		460,660,691
Other Assets Less Liabilities - 2.0%		9,301,774

Net Assets - 100.0%		469,962,465

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $22,441,428, collateralized in the form of cash with a value of $6,134,418 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,469,135 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 31, 2020 – November 15, 2049 and $13,258,864 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 15, 2020 – March 22, 2062; a total value of $23,862,417.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $6,134,418.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
ZAR	South African Rand

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	109	09/18/2020	EUR	$4,102,648	$90,943
FTSE 100 Index	35	09/18/2020	GBP	2,704,111	(63,208)
Hang Seng Index	3	08/28/2020	HKD	475,285	(4,831)
MSCI Emerging Markets E-Mini Index	64	09/18/2020	USD	3,421,760	288,725
S&P/TSX 60 Index	7	09/17/2020	CAD	1,009,004	21,830
SPI 200 Index	12	09/17/2020	AUD	1,264,622	9,163
TOPIX Index	16	09/10/2020	JPY	2,264,636	(166,771)

					$175,851

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	366,123	Bank of New York	USD	252,009	09/16/2020	$10,599
CAD	274,850	Toronto-Dominion Bank (The)	USD	202,941	09/16/2020	2,271
EUR	694,497	JPMorgan Chase Bank	USD	787,141	09/16/2020	34,881
GBP	738,022	Goldman Sachs & Co.	USD	929,430	09/16/2020	39,457
HKD	1,391,731	Bank of New York	USD	179,408	09/16/2020	168
JPY	98,140,675	Toronto-Dominion Bank (The)	USD	916,441	09/16/2020	12,269
KRW*	53,370,285	Citibank NA	USD	44,539	09/16/2020	263
NOK	1,540,000	Toronto-Dominion Bank (The)	USD	160,392	09/16/2020	9,264
PLN	800,954	Citibank NA	USD	203,840	09/16/2020	10,864
SEK	4,129,475	JPMorgan Chase Bank	USD	448,547	09/16/2020	23,939
SGD	17,194	Bank of New York	USD	12,394	09/16/2020	146
TWD*	4,876,484	Morgan Stanley	USD	166,414	09/16/2020	92
USD	551,715	Morgan Stanley	BRL*	2,783,346	09/16/2020	17,963
USD	184,105	Toronto-Dominion Bank (The)	TRY	1,301,646	09/16/2020	3,692
USD	336,160	Goldman Sachs & Co.	TWD*	9,830,000	09/16/2020	517

Total unrealized appreciation						$166,385

RUB*	38,148,601	BNP Paribas SA	USD	542,583	09/16/2020	$(31,033)
USD	445,777	Citibank NA	CHF	420,809	09/16/2020	(17,394)
USD	241,228	Citibank NA	CZK	5,654,570	09/16/2020	(13,377)
USD	481,823	Toronto-Dominion Bank (The)	EUR	430,000	09/16/2020	(27,135)
USD	111,327	Toronto-Dominion Bank (The)	GBP	90,000	09/16/2020	(6,826)
USD	559,556	Morgan Stanley	HKD	4,340,000	09/16/2020	(435)
USD	719,329	UBS AG	HKD	5,576,737	09/16/2020	(239)

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	95,709	Citibank NA	INR*	7,340,681	09/16/2020	$(1,988)
USD	316,884	Goldman Sachs & Co.	KRW*	382,220,000	09/16/2020	(3,974)
USD	168,595	Bank of New York	NOK	1,599,248	09/16/2020	(7,588)
USD	112,596	BNP Paribas SA	NZD	174,054	09/16/2020	(3,355)
USD	275,396	Morgan Stanley	PLN	1,100,000	09/16/2020	(19,470)
USD	297,426	Toronto-Dominion Bank (The)	SEK	2,810,000	09/16/2020	(24,088)
USD	175,879	Goldman Sachs & Co.	ZAR	3,027,935	09/16/2020	(1,090)
USD	102,415	Morgan Stanley	ZAR	1,790,000	09/16/2020	(2,203)

Total unrealized depreciation						$(160,195)

Net unrealized appreciation						$6,190

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CZK — Czech Koruna
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Australia	5.0%
Belgium	1.2
Brazil	1.1
Canada	4.4
Chile	0.7
China	7.5
Czech Republic	0.7
Denmark	1.8
Finland	3.1
France	4.1
Germany	3.1
Greece	0.1
Hong Kong	2.5
India	1.9
Indonesia	0.7
Italy	1.6
Japan	15.3
Mexico	0.3
Netherlands	1.9
New Zealand	0.3
Norway	1.1
Poland	0.4
Russia	3.0
Singapore	1.2
South Africa	2.3
South Korea	0.8
Spain	2.1
Sweden	1.0
Switzerland	8.6
Taiwan	6.6
Thailand	0.6
Turkey	2.0
United Kingdom	9.7
Other[1]	3.3

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.4%

Air Freight & Logistics - 1.2%
Deutsche Post AG (Registered)	1,056	42,781
SG Holdings Co. Ltd.	16,000	585,643
Sinotrans Ltd., Class H	544,000	113,710

		742,134

Airlines - 0.5%
International Consolidated Airlines Group SA(a)	24,544	53,073
Japan Airlines Co. Ltd.	17,600	284,899

		337,972

Auto Components - 1.8%
Bridgestone Corp.(a)	16,000	468,211
Fuyao Glass Industry Group Co. Ltd., Class H(b)	186,000	519,587
Nokian Renkaat OYJ	5,696	137,135

		1,124,933

Automobiles - 1.7%
Hero MotoCorp Ltd.	8,384	299,947
Subaru Corp.	7,600	143,367
Tofas Turk Otomobil Fabrikasi A/S	116,064	422,716
Toyota Motor Corp.	3,200	188,162

		1,054,192

Banks - 9.4%
ABN AMRO Bank NV, CVA(b)	11,264	93,557
Absa Group Ltd.	69,824	325,077
Australia & New Zealand Banking Group Ltd.	21,792	280,681
Banco de Chile	1,798,048	172,657
Bank Leumi Le-Israel BM	78,848	394,906
Bank of China Ltd., Class H	608,000	203,969
Bank of Communications Co. Ltd., Class H	160,000	88,772
China Minsheng Banking Corp. Ltd., Class H(a)	176,000	110,820
Commonwealth Bank of Australia	13,376	682,993
DNB ASA	22,144	337,934
Grupo Financiero Banorte SAB de CV, Class O*	44,800	161,298
Hang Seng Bank Ltd.(a)	25,600	402,653
KBC Group NV	7,456	426,024
Malayan Banking Bhd.	48,000	86,830
National Bank of Canada	8,448	398,844
Royal Bank of Canada	21,216	1,463,500
Sberbank of Russia PJSC	80,000	238,375
Toronto-Dominion Bank (The)	320	14,159

		5,883,049

Beverages - 0.2%
Coca-Cola Amatil Ltd.	23,232	136,286
Diageo plc	384	14,117

		150,403

Investments	Shares	Value ($)
Capital Markets - 0.4%
Singapore Exchange Ltd.	38,400	228,781

Chemicals - 0.6%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,600,000	357,152

Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	5,312	122,802
CIMIC Group Ltd.	7,808	120,278

		243,080

Construction Materials - 0.2%
Ssangyong Cement Industrial Co. Ltd.	36,576	155,342

Diversified Financial Services - 1.3%
Banca Mediolanum SpA	15,776	117,434
Power Finance Corp. Ltd.	302,944	327,392
REC Ltd.	270,912	362,665

		807,491

Diversified Telecommunication Services - 3.6%
BCE, Inc.	3,456	144,896
BT Group plc	101,376	131,167
HKT Trust & HKT Ltd.	96,000	141,457
Koninklijke KPN NV	181,600	471,144
Nippon Telegraph & Telephone Corp.	7,800	180,264
O2 Czech Republic A/S*	46,880	451,596
Proximus SADP	21,088	436,639
Spark New Zealand Ltd.	50,784	166,781
Telenor ASA	9,152	141,985

		2,265,929

Electric Utilities - 3.3%
Emera, Inc.(a)	928	38,623
Endesa SA	6,592	187,393
Enel SpA	64,896	593,120
Fortis, Inc.	3,275	133,372
Red Electrica Corp. SA	24,928	486,966
SSE plc	26,848	458,446
Verbund AG(a)	3,584	188,764

		2,086,684

Electronic Equipment, Instruments & Components - 0.7%
Walsin Technology Corp.	20,000	119,818
WPG Holdings Ltd.	96,000	130,755
Yageo Corp.	12,000	159,347

		409,920

Equity Real Estate Investment Trusts (REITs) - 1.6%
Covivio	1,155	83,723
Hui Xian REIT	288,000	79,226
Link REIT	43,446	337,188
Resilient REIT Ltd.	127,328	328,101
RioCan REIT(a)	7,328	81,842
Scentre Group	79,808	116,758

		1,026,838

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Food & Staples Retailing - 2.8%
Coles Group Ltd.	45,952	598,783
Colruyt SA	7,040	412,577
ICA Gruppen AB	9,856	485,476
METRO AG	13,344	122,321
Wm Morrison Supermarkets plc	60,480	148,322

		1,767,479

Food Products - 3.8%
Nestle SA (Registered)	16,544	1,965,930
Orkla ASA	15,360	151,420
Uni-President Enterprises Corp.	64,000	156,207
Yamazaki Baking Co. Ltd.	6,400	107,019

		2,380,576

Gas Utilities - 1.7%
Enagas SA	19,392	490,036
Naturgy Energy Group SA(a)	20,896	388,928
Snam SpA	35,072	186,627

		1,065,591

Health Care Equipment & Supplies - 0.7%
Coloplast A/S, Class B	2,624	448,259

Health Care Providers & Services - 0.2%
Netcare Ltd.	149,536	119,427

Hotels, Restaurants & Leisure - 1.3%
Crown Resorts Ltd.	17,728	113,787
McDonald’s Holdings Co. Japan Ltd.(a)	2,400	114,404
Oriental Land Co. Ltd.	1,600	191,734
Sands China Ltd.	109,200	422,699

		842,624

Household Durables - 0.9%
Coway Co. Ltd.	3,488	224,550
PIK Group PJSC*	23,040	151,163
SEB SA(a)	992	164,343

		540,056

Industrial Conglomerates - 0.9%
Alfa SAB de CV, Class A	803,200	435,767
CITIC Ltd.	32,000	30,017
Jardine Matheson Holdings Ltd.	2,600	106,392

		572,176

Insurance - 7.8%
Admiral Group plc	4,960	156,240
AIA Group Ltd.	6,400	57,846
Allianz SE (Registered)	1,120	233,386
Assicurazioni Generali SpA	10,880	162,879
Aviva plc	43,008	148,853
BB Seguridade Participacoes SA	105,600	564,534
Direct Line Insurance Group plc	123,808	481,644
Legal & General Group plc	65,280	183,355
MS&AD Insurance Group Holdings, Inc.	17,000	423,834

Investments	Shares	Value ($)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,368	629,476
Powszechny Zaklad Ubezpieczen SA	53,248	385,556
Sampo OYJ, Class A	4,768	172,922
SCOR SE*	14,272	367,911
Tokio Marine Holdings, Inc.	6,400	268,518
UnipolSai Assicurazioni SpA(a)	45,376	116,758
Zurich Insurance Group AG	1,408	520,358

		4,874,070

Interactive Media & Services - 1.4%
Tencent Holdings Ltd.	12,800	881,939

Internet & Direct Marketing Retail - 0.7%
ZOZO, Inc.	16,000	432,801

IT Services - 1.6%
Edenred	752	37,464
Itochu Techno-Solutions Corp.	12,800	517,545
Otsuka Corp.	8,600	444,112

		999,121

Machinery - 2.6%
Knorr-Bremse AG	4,608	541,572
Kone OYJ, Class B	7,936	631,002
Sinotruk Hong Kong Ltd.	144,000	448,711

		1,621,285

Media - 0.9%
Eutelsat Communications SA	39,712	402,442
Publicis Groupe SA	4,256	137,142

		539,584

Metals & Mining - 6.4%
Alumina Ltd.	116,064	126,518
Eregli Demir ve Celik Fabrikalari TAS	373,440	408,780
Evraz plc	132,736	502,613
Fortescue Metals Group Ltd.	38,304	478,248
Kumba Iron Ore Ltd.	17,952	579,819
Magnitogorsk Iron & Steel Works PJSC	778,284	419,070
Novolipetsk Steel PJSC	235,848	462,273
Rio Tinto plc	14,368	870,297
Severstal PAO	12,594	154,259
Severstal PAO, GDR(b)	238	2,906

		4,004,783

Multiline Retail - 1.5%
Canadian Tire Corp. Ltd., Class A(a)	960	88,503
Dollarama, Inc.	4,672	170,836
Wesfarmers Ltd.	20,608	687,964

		947,303

Multi-Utilities - 0.2%
Centrica plc(a)	171,328	109,668

Oil, Gas & Consumable Fuels - 6.5%
BP plc	160,128	578,277

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Bukit Asam Tbk. PT	3,280,000	456,055
China Petroleum & Chemical Corp., Class H	320,000	137,080
China Shenhua Energy Co. Ltd., Class H	256,000	426,766
Eni SpA	6,176	55,073
Equinor ASA	10,176	150,530
Exxaro Resources Ltd.	17,792	140,372
Inter Pipeline Ltd.(a)	10,080	94,441
LUKOIL PJSC	928	63,561
Neste OYJ	13,280	610,556
Oil & Natural Gas Corp. Ltd.	445,344	466,104
Royal Dutch Shell plc, Class A	24,864	366,023
Royal Dutch Shell plc, Class B(a)	3,232	45,848
Surgutneftegas PJSC (Preference)	243,200	122,628
Tatneft PJSC (Preference)	47,616	344,677
Yanzhou Coal Mining Co. Ltd., Class H	44,000	34,347

		4,092,338

Personal Products - 1.3%
L’Oreal SA	2,464	824,571

Pharmaceuticals - 8.0%
Astellas Pharma, Inc.	32,000	499,385
Chugai Pharmaceutical Co. Ltd.	11,700	524,082
GlaxoSmithKline plc	77,152	1,549,106
H Lundbeck A/S	3,328	121,472
Novartis AG (Registered)	7,168	594,667
Novo Nordisk A/S, Class B	1,088	72,013
Orion OYJ, Class B	9,216	403,441
Roche Holding AG	3,488	1,212,001
Sanofi	544	56,963

		5,033,130

Professional Services - 0.2%
Thomson Reuters Corp.	2,144	149,592

Real Estate Management & Development - 1.4%
Agile Group Holdings Ltd.	98,000	124,299
Daito Trust Construction Co. Ltd.	4,600	359,890
Deutsche Wohnen SE	288	14,031
Land & Houses PCL, NVDR	1,500,800	356,159

		854,379

Road & Rail - 0.9%
Aurizon Holdings Ltd.	147,488	470,681
Kintetsu Group Holdings Co. Ltd.	2,900	112,456

		583,137

Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV	384	136,088
Nanya Technology Corp.	64,000	132,393
Novatek Microelectronics Corp.	69,000	683,063
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	682,671

		1,634,215

Software - 0.2%
SAP SE	640	101,245

Investments	Shares	Value ($)
Specialty Retail - 0.3%
Foschini Group Ltd. (The)(a)	21,248	86,870
Yamada Denki Co. Ltd.	28,800	124,483

		211,353

Technology Hardware, Storage & Peripherals - 3.3%
Asustek Computer, Inc.	21,000	155,200
Canon, Inc.(a)	8,300	131,569
Compal Electronics, Inc.	192,000	122,235
FUJIFILM Holdings Corp.	10,000	446,136
Inventec Corp.	192,000	163,853
Lite-On Technology Corp.	288,000	487,627
Logitech International SA (Registered)	2,848	207,503
Samsung Electronics Co. Ltd.	7,936	385,676

		2,099,799

Textiles, Apparel & Luxury Goods - 2.5%
Bosideng International Holdings Ltd.(a)	1,472,000	425,445
Formosa Taffeta Co. Ltd.	96,000	98,967
Hermes International	416	337,555
LVMH Moet Hennessy Louis Vuitton SE	160	69,389
Pandora A/S	10,016	636,232

		1,567,588

Tobacco - 1.3%
Imperial Brands plc	23,104	386,934
Japan Tobacco, Inc.	26,600	455,871

		842,805

Trading Companies & Distributors - 0.9%
ITOCHU Corp.(a)	11,100	241,464
Mitsubishi Corp.	9,600	192,445
Sumitomo Corp.	12,800	141,644

		575,553

Transportation Infrastructure - 1.7%
China Merchants Port Holdings Co. Ltd.	104,427	119,515
Jiangsu Expressway Co. Ltd., Class H	74,000	79,345
Sydney Airport	100,064	375,310
Westports Holdings Bhd.	528,000	489,396

		1,063,566

Water Utilities - 0.7%
Aguas Andinas SA, Class A	1,319,968	464,131

Wireless Telecommunication Services - 3.3%
China Mobile Ltd.	11,500	78,792
KDDI Corp.	27,200	838,407
NTT DOCOMO, Inc.	21,400	588,485
PLDT, Inc.	3,040	82,891
Softbank Corp.	36,400	486,974

		2,075,549

TOTAL COMMON STOCKS (Cost $62,144,829)		61,193,593

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Specialty Retail - 0.0%(c)
Foschini Group Ltd. (The), expiring 8/7/2020, price 4,190.00 ZAR*(a) (Cost $–)	8,498	13,673

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.1%

REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2020, due 8/3/2020, repurchase price $72,465, collateralized by various U.S. Treasury Securities, ranging from 1.13% - 4.63%, maturing 11/15/2039 - 5/15/2040; total market value $73,720 (Cost $72,464)	72,464	72,464

Total Investments - 97.5% (Cost $62,217,293)		61,279,730
Other Assets Less Liabilities - 2.5%		1,559,788

Net Assets - 100.0%		62,839,518

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $2,892,377, collateralized in the form of cash with a value of $72,464 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $896,471 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 31, 2020 – November 15, 2048 and $2,111,235 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 15, 2020 – March 22, 2062; a total value of $3,080,170.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2020. The total value of securities purchased was $72,464.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
ZAR	South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	13	09/18/2020	USD	$1,178,840	$29,400
MSCI Emerging Markets E-Mini Index	8	09/18/2020	USD	427,720	33,290

					$62,690

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
NOK	59,477	Bank of New York	USD		6,270	09/16/2020	$282
USD	19,822	Morgan Stanley	BRL	*	100,000	09/16/2020	645

Total unrealized appreciation							$927

USD	72,524	Bank of New York	AUD		105,364	09/16/2020	$(3,050)
USD	105,933	Citibank NA	CHF		100,000	09/16/2020	(4,133)
USD	226,680	JPMorgan Chase Bank	EUR		200,000	09/16/2020	(10,045)
USD	74,704	Toronto-Dominion Bank (The)	JPY		8,000,000	09/16/2020	(1,000)
USD	174,256	Goldman Sachs & Co.	ZAR		3,000,000	09/16/2020	(1,080)

Total unrealized depreciation							$(19,308)

Net unrealized depreciation							$(18,381)

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CHF — Swiss Franc
EUR — Euro
JPY — Japanese Yen
NOK — Norwegian Krone
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Australia	6.7%
Austria	0.3
Belgium	2.0
Brazil	0.9
Canada	4.4
Chile	1.0
China	6.8
Czech Republic	0.7
Denmark	2.0
Finland	3.1
France	4.0
Germany	2.7
Hong Kong	2.2
India	2.3
Indonesia	0.7
Israel	0.6
Italy	2.0
Japan	15.1
Malaysia	0.9
Mexico	1.0
Netherlands	1.1
New Zealand	0.3
Norway	1.3
Philippines	0.1
Poland	0.6
Russia	3.1
Singapore	0.5
South Africa	2.5
South Korea	1.2
Spain	2.7
Sweden	0.8
Switzerland	7.2
Taiwan	4.9
Thailand	0.6
Turkey	1.3
United Kingdom	9.8
Other[1]	2.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%

Aerospace & Defense - 0.5%
Leonardo SpA	6,741	43,124
Meggitt plc	11,880	41,913
MTU Aero Engines AG	144	25,006

		110,043

Airlines - 1.1%
easyJet plc	5,868	37,985
International Consolidated Airlines Group SA(a)	17,541	37,930
Qantas Airways Ltd.	62,856	145,599

		221,514

Auto Components - 3.1%
Continental AG	558	54,476
Denso Corp.	900	32,925
Fuyao Glass Industry Group Co. Ltd., Class H(b)	57,600	160,904
JTEKT Corp.	5,400	35,751
Koito Manufacturing Co. Ltd.	3,600	140,452
Magna International, Inc.	1,296	59,900
Nexteer Automotive Group Ltd.	72,000	45,614
Nokian Renkaat OYJ	2,070	49,837
Xinyi Glass Holdings Ltd.	36,000	52,768

		632,627

Automobiles - 3.0%
Geely Automobile Holdings Ltd.	27,000	56,786
Hyundai Motor Co.	630	66,892
Hyundai Motor Co. (2nd Preference)	873	50,706
Hyundai Motor Co. (Preference)	927	53,687
Isuzu Motors Ltd.	5,400	43,898
Porsche Automobil Holding SE (Preference)*	909	51,692
Suzuki Motor Corp.	1,800	59,109
Tofas Turk Otomobil Fabrikasi A/S	46,692	170,057
Volkswagen AG (Preference)	477	70,506

		623,333

Banks - 9.1%
Agricultural Bank of China Ltd., Class H	117,000	41,515
China Construction Bank Corp., Class H	243,000	178,091
China Merchants Bank Co. Ltd., Class H	31,500	146,929
DBS Group Holdings Ltd.	10,800	155,703
DNB ASA	10,503	160,284
Erste Group Bank AG	2,205	49,280
Hang Seng Bank Ltd.(a)	9,000	141,558
KBC Group NV	2,565	146,560
Mediobanca Banca di Credito Finanziario SpA(a)	7,056	56,554
National Bank of Canada	2,043	96,453
Nedbank Group Ltd.	8,514	52,488

Investments	Shares	Value ($)
Raiffeisen Bank International AG*	1,872	32,208
Royal Bank of Canada	7,281	502,250
Standard Bank Group Ltd.(a)	8,856	56,484
VTB Bank PJSC*	87,684,899	45,513

		1,861,870

Beverages - 1.1%
Anheuser-Busch InBev SA/NV	4,050	220,874

Building Products - 0.2%
Daikin Industries Ltd.	200	34,900

Capital Markets - 1.1%
Macquarie Group Ltd.	891	78,908
St James’s Place plc	12,627	156,150

		235,058

Chemicals - 1.7%
Covestro AG(b)	4,266	165,764
Shin-Etsu Chemical Co. Ltd.	600	69,658
Sinopec Shanghai Petrochemical Co. Ltd., Class H	486,000	108,485

		343,907

Construction & Engineering - 0.9%
ACS Actividades de Construccion y Servicios SA	5,805	134,199
HOCHTIEF AG	522	42,592

		176,791

Construction Materials - 0.7%
China Resources Cement Holdings Ltd.	108,000	147,712

Diversified Consumer Services - 0.9%
YDUQS Participacoes SA	29,700	193,348

Diversified Financial Services - 2.7%
Banca Mediolanum SpA	22,743	169,295
EXOR NV	2,997	168,869
M&G plc	99,558	209,856

		548,020

Diversified Telecommunication Services - 1.2%
O2 Czech Republic A/S*	15,588	150,160
Telefonica SA(a)	12,619	52,943
Telenor ASA	3,258	50,545

		253,648

Electric Utilities - 0.6%
Federal Grid Co. Unified Energy System PJSC	48,714,781	130,300

Electrical Equipment - 1.6%
Fuji Electric Co. Ltd.(a)	5,400	146,581
Mitsubishi Electric Corp.	13,500	174,990

		321,571

Electronic Equipment, Instruments & Components - 1.8%
Hitachi Ltd.	2,700	79,879
Omron Corp.	2,400	170,926

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Walsin Technology Corp.	7,000	41,936
Yageo Corp.	3,000	39,837
Yokogawa Electric Corp.	2,700	40,935

		373,513

Entertainment - 1.3%
Nintendo Co. Ltd.	600	263,539

Equity Real Estate Investment Trusts (REITs) - 0.4%
Resilient REIT Ltd.	23,922	61,642
RioCan REIT(a)	990	11,057

		72,699

Food Products - 2.3%
Nestle SA (Registered)	2,691	319,773
Want Want China Holdings Ltd.	198,000	146,388

		466,161

Gas Utilities - 1.4%
Enagas SA	6,129	154,880
Naturgy Energy Group SA(a)	6,894	128,315

		283,195

Health Care Equipment & Supplies - 1.2%
Hoya Corp.	1,900	187,250
Straumann Holding AG (Registered)	54	53,175

		240,425

Hotels, Restaurants & Leisure - 2.1%
Genting Singapore Ltd.	277,200	148,576
Sands China Ltd.	36,000	139,351
Wynn Macau Ltd.(a)	79,200	138,775

		426,702

Household Durables - 0.5%
Barratt Developments plc	7,407	49,639
Panasonic Corp.	7,200	61,288

		110,927

Insurance - 8.0%
Allianz SE (Registered)	2,178	453,852
Aviva plc	36,234	125,408
AXA SA	5,175	103,198
BB Seguridade Participacoes SA	9,000	48,114
Direct Line Insurance Group plc	40,149	156,190
Legal & General Group plc	22,518	63,247
Manulife Financial Corp.(a)	5,319	71,277
Old Mutual Ltd.	89,253	60,118
Ping An Insurance Group Co. of China Ltd., Class H(a)	9,000	95,340
Poste Italiane SpA(b)	3,447	31,598
Powszechny Zaklad Ubezpieczen SA	16,830	121,862
Tokio Marine Holdings, Inc.	3,600	151,041
Zurich Insurance Group AG	432	159,655

		1,640,900

Interactive Media & Services - 1.3%
Tencent Holdings Ltd.	3,600	248,045
Z Holdings Corp.	4,500	23,707

		271,752

IT Services - 0.8%
Nomura Research Institute Ltd.	6,300	165,410

Investments	Shares	Value ($)
Machinery - 3.9%
Atlas Copco AB, Class B	4,554	176,036
FANUC Corp.	900	150,709
Komatsu Ltd.	2,700	52,759
MINEBEA MITSUMI, Inc.	9,000	146,581
NSK Ltd.	6,300	41,710
Sinotruk Hong Kong Ltd.	58,500	182,289
SKF AB, Class B	2,655	49,023

		799,107

Media - 1.5%
Eutelsat Communications SA	12,717	128,874
ITV plc	157,716	117,329
Publicis Groupe SA	1,620	52,202

		298,405

Metals & Mining - 6.7%
Alumina Ltd.(a)	41,787	45,551
Anglo American Platinum Ltd.	648	49,626
BHP Group plc	3,303	71,747
Eregli Demir ve Celik Fabrikalari TAS	119,664	130,988
Evraz plc	35,739	135,328
Impala Platinum Holdings Ltd.	21,708	192,340
Kumba Iron Ore Ltd.(a)	6,003	193,887
Novolipetsk Steel PJSC	83,163	163,003
Rio Tinto plc	4,032	244,226
Severstal PAO	11,547	141,435

		1,368,131

Multi-Utilities - 0.8%
AGL Energy Ltd.	13,779	164,232

Oil, Gas & Consumable Fuels - 6.3%
BP plc	19,170	69,229
Bukit Asam Tbk. PT	999,000	138,902
Canadian Natural Resources Ltd.	9,297	164,007
China Petroleum & Chemical Corp., Class H	90,000	38,554
China Shenhua Energy Co. Ltd., Class H	72,000	120,028
CNOOC Ltd.	135,000	142,835
Equinor ASA	3,528	52,188
Exxaro Resources Ltd.	3,735	29,468
OMV AG*	3,051	96,401
Suncor Energy, Inc.	3,897	61,299
Tatneft PJSC (Preference)	15,444	111,794
TOTAL SE	6,021	222,851
Yanzhou Coal Mining Co. Ltd., Class H	54,000	42,154

		1,289,710

Paper & Forest Products - 0.4%
UPM-Kymmene OYJ	2,826	75,624

Personal Products - 2.1%
L’Oreal SA	1,278	427,680

Pharmaceuticals - 7.2%
Astellas Pharma, Inc.	10,800	168,543
Eisai Co. Ltd.	1,500	120,406
GlaxoSmithKline plc	25,389	509,776

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Novartis AG (Registered)	2,997	248,635
Orion OYJ, Class B	3,051	133,561
Roche Holding AG	585	203,274
Roche Holding AG - BR	234	80,770

		1,464,965

Professional Services - 1.1%
Recruit Holdings Co. Ltd.	7,200	222,544

Real Estate Management & Development - 3.1%
Agile Group Holdings Ltd.(a)	36,000	45,661
China Resources Land Ltd.	36,000	150,035
CK Asset Holdings Ltd.	27,000	149,977
Country Garden Holdings Co. Ltd.(a)	117,173	150,431
Daito Trust Construction Co. Ltd.	900	70,413
Daiwa House Industry Co. Ltd.	900	19,850
Logan Group Co. Ltd.	33,000	57,142

		643,509

Semiconductors & Semiconductor Equipment - 7.3%
ASML Holding NV	2,007	711,271
Globalwafers Co. Ltd.	3,000	43,165
Nanya Technology Corp.	18,000	37,236
Novatek Microelectronics Corp.	16,000	158,392
STMicroelectronics NV	2,178	61,322
SUMCO Corp.	900	13,747
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	159,774
Tokyo Electron Ltd.	900	245,153
Vanguard International Semiconductor Corp.	18,000	58,496

		1,488,556

Software - 0.7%
Nemetschek SE	2,034	150,085

Specialty Retail - 0.7%
Hotai Motor Co. Ltd.	2,000	45,742
JD Sports Fashion plc	6,273	49,861
USS Co. Ltd.	3,600	53,491

		149,094

Technology Hardware, Storage & Peripherals - 1.8%
Brother Industries Ltd.	8,100	125,181
Lite-On Technology Corp.	27,000	45,715
Logitech International SA (Registered)	72	5,246
Samsung Electronics Co. Ltd.	2,304	111,971
Samsung Electronics Co. Ltd. (Preference)	1,872	77,777

		365,890

Tobacco - 2.2%
Imperial Brands plc(a)	7,731	129,475
Japan Tobacco, Inc.	9,000	154,242
Swedish Match AB	2,250	173,177

		456,894

Trading Companies & Distributors - 1.8%
Ashtead Group plc	5,355	171,142
Toyota Tsusho Corp.	6,300	158,379
Travis Perkins plc	3,231	47,008

		376,529

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.3%
Mobile TeleSystems PJSC	2,880	12,651
MTN Group Ltd.(a)	15,471	53,730

		66,381

TOTAL COMMON STOCKS (Cost $20,974,935)		20,178,075

Total Investments - 98.5% (Cost $20,974,935)		20,178,075
Other Assets Less Liabilities - 1.5%		312,835

Net Assets - 100.0%		20,490,910

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $1,182,213, collateralized by $201,621 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 31, 2020 – August 15, 2049 and $1,067,269 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April 9, 2021 – March 22, 2062; a total value of $1,268,890.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	2	09/18/2020	USD	$181,360	$5,936
MSCI Emerging Markets E-Mini Index	2	09/18/2020	USD	106,930	5,701

					$11,637

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of July 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	59,000	JPMorgan Chase Bank	USD	41,250	09/16/2020	$1,069
JPY	5,711,000	Bank of Montreal	USD	53,239	09/16/2020	805

Total unrealized appreciation						$1,874

USD	52,078	JPMorgan Chase Bank	AUD	75,000	09/16/2020	$(1,717)
USD	52,667	Toronto-Dominion Bank (The)	CHF	50,000	09/16/2020	(2,367)
USD	44,821	Toronto-Dominion Bank (The)	EUR	40,000	09/16/2020	(2,524)
USD	74,877	Toronto-Dominion Bank (The)	JPY	8,000,000	09/16/2020	(827)

Total unrealized depreciation						$(7,435)

Net unrealized depreciation						$(5,561)

Abbreviations:

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Australia	2.1%
Austria	0.9
Belgium	1.8
Brazil	1.2
Canada	4.7
China	11.2
Czech Republic	0.7
Finland	1.3
France	4.9
Germany	4.9
Hong Kong	3.0
Indonesia	0.7
Italy	2.3
Japan	17.7
Netherlands	3.5
Norway	1.3
Poland	0.6
Russia	2.9
Singapore	1.5
South Africa	3.7
South Korea	1.8
Spain	2.3
Sweden	1.9
Switzerland	5.2
Taiwan	3.1
Turkey	1.5
United Kingdom	11.8
Other[1]	1.5

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 100.0%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	121,261,830	141,085,958
2.00%, 1/15/2026	29,188,221	34,412,590
2.38%, 1/15/2027	23,692,353	29,278,712
U.S. Treasury Inflation Linked Notes
0.13%, 1/15/2022	52,347,150	53,262,363
0.13%, 4/15/2022	52,460,475	53,478,261
0.13%, 7/15/2022	51,214,769	52,639,837
0.13%, 1/15/2023	50,974,153	52,554,153
0.63%, 4/15/2023	54,506,377	57,093,356
0.38%, 7/15/2023	50,492,744	53,037,748
0.63%, 1/15/2024(a)	50,607,076	53,806,581
0.50%, 4/15/2024	104,237,081	110,713,142
0.13%, 7/15/2024	140,984,087	149,071,622
0.13%, 10/15/2024	111,934,953	118,752,586
0.25%, 1/15/2025	141,314,963	150,697,941
0.13%, 4/15/2025	40,310,298	42,925,780
0.38%, 7/15/2025	49,750,498	53,971,030
0.63%, 1/15/2026	51,449,104	56,632,840
0.13%, 7/15/2026	44,165,436	47,816,835
0.38%, 1/15/2027	45,836,991	50,401,302
0.38%, 7/15/2027	43,413,959	48,196,439

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,346,603,575)		1,409,829,076

Total Investments - 100.0% (Cost $1,346,603,575)		1,409,829,076
Other Assets Less Liabilities - 0.0%(b)		526,077

Net Assets - 100.0%		1,410,355,153

(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $1,483,755, collateralized in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from September 21, 2020 – April 25, 2060; a total value of $1,556,675.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025(a)	16,961,694	19,734,626
2.00%, 1/15/2026	12,173,923	14,352,921
2.38%, 1/15/2027	10,012,196	12,372,946
1.75%, 1/15/2028	11,192,200	13,624,729
3.63%, 4/15/2028	12,031,820	16,506,741
2.50%, 1/15/2029	8,616,153	11,284,503
3.88%, 4/15/2029	11,884,457	17,162,176
3.38%, 4/15/2032	3,026,165	4,623,814
2.13%, 2/15/2040	9,139,979	14,202,593
U.S. Treasury Inflation Linked Notes
0.63%, 1/15/2024(a)	24,757,964	26,323,224
0.50%, 4/15/2024	19,396,728	20,601,812
0.13%, 7/15/2024	24,705,824	26,123,071
0.13%, 10/15/2024	21,200,786	22,492,064
0.25%, 1/15/2025	24,715,640	26,356,700
0.13%, 4/15/2025	22,086,680	23,519,745
0.38%, 7/15/2025	24,730,911	26,828,933
0.63%, 1/15/2026	25,627,438	28,209,521
0.13%, 7/15/2026(a)	22,195,030	24,030,015
0.38%, 1/15/2027	27,543,590	30,286,298
0.38%, 7/15/2027	26,428,850	29,340,251
0.50%, 1/15/2028	24,218,952	27,128,759
0.75%, 7/15/2028	22,164,814	25,548,038
0.88%, 1/15/2029	21,861,777	25,490,372
0.25%, 7/15/2029	24,001,271	26,892,191
0.13%, 1/15/2030	24,739,106	27,445,837
0.13%, 7/15/2030	10,720,107	11,993,041

TOTAL U.S. TREASURY OBLIGATIONS (Cost $511,023,660)		552,474,921

Total Investments - 99.9% (Cost $511,023,660)		552,474,921
Other Assets Less Liabilities - 0.1%		436,218

Net Assets - 100.0%		552,911,139

(a)

The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $47,809,870, collateralized in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 10, 2020 – June 30, 2120; a total value of $50,131,417.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 98.4%

FHLMC
2.50%, 4/1/2022	84,074	88,322
4.00%, 7/1/2024	121,512	128,597
4.00%, 9/1/2024	83,465	88,304
4.00%, 6/1/2025	54,793	58,008
3.50%, 10/1/2025	84,551	88,798
4.00%, 10/1/2025	41,499	43,946
3.50%, 11/1/2025	201,148	211,285
3.50%, 2/1/2026	54,335	57,118
4.00%, 3/1/2026	100,890	106,891
4.00%, 4/1/2026	71,580	75,933
4.00%, 5/1/2026	178,733	189,780
3.50%, 6/1/2026	86,991	91,452
3.00%, 9/1/2026	172,115	180,931
3.50%, 9/1/2026	154,128	161,883
3.00%, 10/1/2026	60,516	64,417
3.50%, 10/1/2026	71,482	75,149
3.00%, 12/1/2026	100,331	106,804
3.00%, 3/1/2027	119,570	127,512
2.50%, 4/1/2027	144,148	151,668
4.00%, 5/1/2027	50,850	53,832
3.00%, 6/1/2027	189,943	199,746
3.50%, 8/1/2027	58,126	61,332
2.50%, 11/1/2027	129,182	137,513
3.00%, 11/1/2027	70,545	74,746
2.50%, 2/1/2028	34,286	36,642
2.50%, 4/1/2028	19,923	20,952
3.00%, 4/1/2028	560,007	597,204
3.50%, 5/1/2028	166,536	177,137
2.50%, 8/1/2028	52,140	55,179
3.50%, 10/1/2028	260,848	274,300
2.50%, 11/1/2028	14,943	15,730
3.00%, 11/1/2028	83,347	87,655
4.00%, 11/1/2028	224,903	238,943
3.00%, 1/1/2029	136,635	143,702
4.00%, 1/1/2029	116,406	123,544
3.50%, 12/1/2029	307,282	326,056
2.00%, 8/1/2031	286,563	299,700
2.00%, 10/1/2031	59,770	62,513
5.50%, 10/1/2032	85,361	99,333
3.00%, 4/1/2033	227,540	243,618
3.00%, 6/1/2033	179,049	191,697
6.00%, 4/1/2034	49,449	58,436
5.00%, 5/1/2034	74,975	84,356
6.00%, 8/1/2034	28,828	34,018
3.00%, 5/1/2035	38,885	41,233
5.50%, 5/1/2035	106,629	124,710
6.00%, 5/1/2035	104,133	122,258
5.50%, 6/1/2035	75,113	87,629
5.00%, 7/1/2035	434,431	498,704
5.00%, 10/1/2035	26,375	30,212

Investments	Principal Amount ($)	Value ($)
5.50%, 10/1/2035	27,689	32,176
3.00%, 11/1/2035	47,248	50,202
5.00%, 11/1/2035	263,582	302,634
5.00%, 12/1/2035	171,082	196,522
6.00%, 12/1/2035	98,307	116,228
5.50%, 3/1/2036	43,593	50,551
6.00%, 3/1/2036	318,217	376,079
5.50%, 6/1/2036	45,703	53,109
5.50%, 10/1/2036	26,791	30,924
5.50%, 12/1/2036	141,760	163,473
6.00%, 1/1/2037	106,831	125,984
5.50%, 2/1/2037	112,115	129,623
6.00%, 4/1/2037	51,385	60,668
6.00%, 5/1/2037	92,290	108,861
5.50%, 7/1/2037	82,813	96,645
5.50%, 9/1/2037	40,320	46,623
5.50%, 11/1/2037	37,434	43,297
5.50%, 1/1/2038	20,934	24,195
5.00%, 2/1/2038	83,334	95,655
5.50%, 4/1/2038	55,668	64,194
5.50%, 6/1/2038	34,555	39,768
5.00%, 7/1/2038	134,915	154,695
5.50%, 7/1/2038	4,476	5,167
5.50%, 8/1/2038	48,450	55,710
5.00%, 10/1/2038	40,185	46,070
5.50%, 12/1/2038	15,983	18,396
5.50%, 1/1/2039	43,268	49,953
5.00%, 2/1/2039	216,228	248,156
5.00%, 5/1/2039	101,372	116,196
5.00%, 7/1/2039	68,837	79,076
5.00%, 8/1/2039	6,449	7,352
5.00%, 9/1/2039	9,014	10,338
6.00%, 11/1/2039	59,248	69,753
5.00%, 12/1/2039	367,429	422,908
5.00%, 1/1/2040	28,716	33,018
5.50%, 1/1/2040	74,189	85,329
5.00%, 3/1/2040	85,778	98,523
5.00%, 4/1/2040	33,742	38,490
5.50%, 4/1/2040	212,974	243,681
6.00%, 4/1/2040	67,750	78,821
5.00%, 5/1/2040	31,061	35,738
6.00%, 5/1/2040	164,563	191,432
5.50%, 6/1/2040	49,176	56,392
5.00%, 7/1/2040	178,288	204,996
6.00%, 7/1/2040	258,337	304,158
4.50%, 12/1/2040	72,432	81,220
4.00%, 1/1/2041	23,270	25,580
4.50%, 1/1/2041	62,648	69,770
5.50%, 4/1/2041	80,491	92,310
5.50%, 6/1/2041	364,770	421,362
4.50%, 7/1/2041	105,491	117,317
5.00%, 7/1/2041	360,996	413,815
3.50%, 11/1/2041	160,819	173,829
5.00%, 2/1/2042	213,745	245,652
3.00%, 3/1/2042	29,847	32,057

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.00%, 12/1/2042	149,998	162,139
3.00%, 1/1/2043	44,111	47,460
3.00%, 2/1/2043	40,868	44,463
3.00%, 3/1/2043	170,484	187,674
3.00%, 4/1/2043	57,398	61,752
3.00%, 6/1/2043	25,742	28,326
4.00%, 5/1/2044	212,911	241,927
4.50%, 5/1/2044	62,628	69,383
5.00%, 8/1/2044	64,991	74,518
4.50%, 9/1/2044	56,043	62,051
4.00%, 2/1/2045	147,783	166,575
4.00%, 10/1/2045	290,361	316,212
4.50%, 12/1/2045	181,221	201,559
4.00%, 2/1/2046	225,705	244,277
4.50%, 5/1/2046	69,570	75,649
3.50%, 8/1/2046	30,407	32,585
2.50%, 9/1/2046	59,029	63,000
3.50%, 1/1/2047	32,291	34,271
4.50%, 3/1/2047	83,685	92,218
FHLMC UMBS
4.00%, 7/1/2026	45,836	48,671
3.50%, 9/1/2026	51,890	54,522
3.50%, 10/1/2026	34,304	36,011
3.00%, 3/1/2027	30,593	32,559
4.00%, 5/1/2027	91,057	96,357
2.50%, 11/1/2027	122,351	130,198
2.50%, 12/1/2027	224,338	238,861
2.50%, 6/1/2028	373,449	397,385
3.50%, 8/1/2028	174,741	183,470
2.50%, 1/1/2029	117,565	125,610
2.00%, 8/1/2031	69,921	73,114
2.00%, 11/1/2031	107,171	112,069
2.00%, 2/1/2032	111,651	116,749
4.50%, 10/1/2039	17,375	19,315
4.50%, 12/1/2039	155,788	174,851
4.00%, 2/1/2040	12,082	13,272
4.50%, 4/1/2040	68,049	76,165
6.00%, 7/1/2040	1,175,579	1,413,755
3.50%, 12/1/2040	113,699	122,820
4.50%, 3/1/2041	120,245	133,708
4.00%, 4/1/2041	33,463	37,619
4.50%, 5/1/2041	23,415	26,251
4.50%, 8/1/2041	33,521	37,301
4.00%, 1/1/2042	103,048	115,907
3.00%, 3/1/2042	221,744	237,918
3.50%, 11/1/2042	147,240	160,521
3.50%, 1/1/2043	63,480	71,008
3.50%, 2/1/2043	61,324	66,553
3.00%, 3/1/2043	29,248	31,463
3.00%, 4/1/2043	420,074	453,748
2.50%, 6/1/2043	729,100	778,003
3.00%, 6/1/2043	174,609	189,106
3.50%, 8/1/2043	76,855	83,245
4.50%, 3/1/2044	123,180	137,169
4.00%, 6/1/2044	11,431	12,500
4.50%, 7/1/2044	52,385	58,344
4.00%, 8/1/2044	34,444	37,635
4.50%, 12/1/2044	29,592	32,605

Investments	Principal Amount ($)	Value ($)
4.00%, 2/1/2045	29,557	33,307
3.00%, 7/1/2045	26,844	28,633
4.50%, 9/1/2045	37,731	41,058
4.00%, 10/1/2045	117,753	126,818
4.00%, 12/1/2045	41,679	46,178
4.50%, 12/1/2045	211,950	235,615
4.00%, 1/1/2046	75,298	82,741
4.00%, 4/1/2046	60,493	65,440
4.50%, 4/1/2046	63,058	70,143
3.50%, 5/1/2046	38,000	40,652
4.00%, 5/1/2046	26,179	28,302
3.50%, 11/1/2046	41,666	45,405
2.50%, 12/1/2046	261,616	279,175
3.50%, 2/1/2047	495,860	527,368
3.00%, 9/1/2047	214,383	227,857
2.50%, 10/1/2049	235,652	247,705
2.50%, 11/1/2049	160,664	168,675
FNMA UMBS
4.50%, 11/1/2020	108	113
4.00%, 5/1/2024	69,017	73,066
4.00%, 4/1/2025	157,021	166,364
4.00%, 7/1/2025	72,251	76,519
3.50%, 8/1/2025	38,971	40,956
4.00%, 9/1/2025	62,649	66,363
3.00%, 11/1/2025	113,669	119,335
3.00%, 12/1/2025	100,415	105,515
3.50%, 12/1/2025	87,190	91,616
3.00%, 1/1/2026	121,236	128,548
3.50%, 1/1/2026	26,702	28,058
3.50%, 2/1/2026	158,825	166,888
4.00%, 2/1/2026	81,978	86,870
4.00%, 3/1/2026	244,591	259,406
4.00%, 4/1/2026	55,046	58,321
4.00%, 5/1/2026	116,112	123,288
3.50%, 6/1/2026	40,250	42,299
3.00%, 8/1/2026	174,189	183,103
3.50%, 8/1/2026	68,277	71,764
3.50%, 10/1/2026	31,330	32,915
2.50%, 11/1/2026	39,767	41,814
3.00%, 11/1/2026	254,226	269,661
3.50%, 11/1/2026	45,929	48,287
4.00%, 11/1/2026	70,969	75,346
3.00%, 12/1/2026	28,677	30,128
3.50%, 12/1/2026	58,562	61,551
2.50%, 1/1/2027	127,884	136,254
3.00%, 1/1/2027	113,743	120,675
3.50%, 1/1/2027	383,567	402,747
4.00%, 5/1/2027	65,933	69,825
2.50%, 6/1/2027	15,365	16,325
3.50%, 6/1/2027	22,941	24,106
2.50%, 10/1/2027	161,115	169,548
2.50%, 12/1/2027	77,499	82,009
2.50%, 1/1/2028	90,435	96,222
3.50%, 1/1/2028	545,794	578,396
3.50%, 2/1/2028	98,620	104,120
3.00%, 3/1/2028	29,446	31,246
3.00%, 6/1/2028	383,441	403,643
3.50%, 6/1/2028	84,407	90,365

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.50%, 7/1/2028	94,651	101,100
3.00%, 7/1/2028	30,157	32,085
2.50%, 8/1/2028	21,587	23,059
2.50%, 9/1/2028	439,305	463,223
3.50%, 9/1/2028	32,906	34,567
3.00%, 11/1/2028	28,776	30,605
4.00%, 11/1/2028	67,850	71,864
4.00%, 2/1/2029	27,257	28,933
4.00%, 5/1/2029	51,821	54,987
4.00%, 7/1/2029	107,713	114,241
3.00%, 7/1/2030	42,521	44,980
3.00%, 9/1/2030	52,435	55,125
3.50%, 10/1/2030	96,855	103,002
3.50%, 11/1/2030	23,327	24,806
3.50%, 2/1/2031	40,408	42,447
4.00%, 3/1/2031	99,309	105,436
2.00%, 9/1/2031	57,111	59,725
2.00%, 11/1/2031	125,987	131,758
2.00%, 2/1/2032	100,596	105,203
3.50%, 3/1/2032	24,582	25,855
3.00%, 4/1/2032	113,828	119,491
6.00%, 12/1/2032	19,382	22,737
3.00%, 5/1/2033	210,543	224,746
3.00%, 6/1/2033	231,708	248,038
3.00%, 7/1/2033	26,151	27,994
3.00%, 10/1/2033	43,044	46,078
6.00%, 3/1/2034	385,383	454,393
6.00%, 8/1/2034	66,688	78,249
6.50%, 9/1/2034	162,420	191,851
5.00%, 12/1/2034	35,245	40,440
5.00%, 1/1/2035	44,046	50,535
5.00%, 3/1/2035	237,858	272,881
5.00%, 4/1/2035	861,634	988,360
5.50%, 5/1/2035	46,725	54,778
5.00%, 6/1/2035	116,083	133,186
5.00%, 7/1/2035	165,416	189,795
5.00%, 8/1/2035	42,142	48,392
5.00%, 11/1/2035	54,033	61,977
5.50%, 11/1/2035	44,147	51,784
6.00%, 11/1/2035	32,523	38,420
5.00%, 12/1/2035	91,054	104,521
5.50%, 1/1/2036	239,589	279,692
5.00%, 2/1/2036	185,855	213,332
5.00%, 4/1/2036	30,604	35,131
6.00%, 6/1/2036	81,398	96,301
5.00%, 7/1/2036	45,619	52,374
5.50%, 7/1/2036	193,677	226,492
6.00%, 11/1/2036	79,614	93,985
5.50%, 12/1/2036	140,232	162,154
6.50%, 12/1/2036	83,398	94,330
5.50%, 1/1/2037	26,845	31,014
5.50%, 2/1/2037	8,326	9,346
5.50%, 4/1/2037	316,071	368,282
5.50%, 8/1/2037	90,707	105,482
6.00%, 8/1/2037	12,935	15,272
6.00%, 9/1/2037	39,544	46,644
6.50%, 10/1/2037	113,142	137,690
5.00%, 2/1/2038	59,256	67,960

Investments	Principal Amount ($)	Value ($)
5.00%, 3/1/2038	87,867	100,375
5.50%, 3/1/2038	21,499	24,818
5.00%, 5/1/2038	77,021	88,456
6.00%, 5/1/2038	26,419	31,061
5.50%, 6/1/2038	59,067	68,212
5.50%, 9/1/2038	26,136	30,181
6.00%, 9/1/2038	48,067	56,192
5.50%, 11/1/2038	102,944	118,468
5.00%, 1/1/2039	9,582	10,960
5.50%, 3/1/2039	92,171	106,407
4.50%, 4/1/2039	83,239	92,293
5.50%, 5/1/2039	66,060	76,217
5.50%, 8/1/2039	81,744	94,003
4.50%, 9/1/2039	138,187	156,826
4.50%, 10/1/2039	162,529	184,663
5.50%, 11/1/2039	61,660	70,878
4.50%, 1/1/2040	28,683	32,671
5.50%, 1/1/2040	22,383	25,637
4.50%, 2/1/2040	48,780	54,596
5.00%, 2/1/2040	70,524	81,276
4.50%, 3/1/2040	21,848	24,674
4.50%, 4/1/2040	159,457	177,370
5.50%, 4/1/2040	118,691	138,515
6.00%, 6/1/2040	192,785	225,479
4.50%, 8/1/2040	176,038	197,198
4.00%, 9/1/2040	35,539	39,125
4.50%, 10/1/2040	259,364	288,498
4.00%, 11/1/2040	29,490	32,452
3.50%, 1/1/2041	82,954	90,752
5.00%, 1/1/2041	25,164	28,953
3.50%, 2/1/2041	56,933	61,729
4.00%, 2/1/2041	41,313	45,426
4.50%, 4/1/2041	29,280	32,611
5.50%, 4/1/2041	9,339	10,405
4.50%, 5/1/2041	41,491	46,331
6.00%, 5/1/2041	45,634	53,587
4.50%, 6/1/2041	27,197	30,495
6.00%, 6/1/2041	34,342	40,556
6.00%, 7/1/2041	581,064	696,049
4.50%, 8/1/2041	259,787	289,036
5.00%, 8/1/2041	117,109	134,956
5.50%, 8/1/2041	63,846	72,087
4.00%, 9/1/2041	49,875	54,918
5.50%, 9/1/2041	130,506	150,599
3.50%, 10/1/2041	208,180	231,730
4.00%, 12/1/2041	39,740	43,746
4.00%, 1/1/2042	61,600	67,778
4.50%, 1/1/2042	36,996	41,172
6.00%, 1/1/2042	122,267	144,617
4.00%, 3/1/2042	160,222	179,746
3.00%, 4/1/2042	109,440	117,591
3.50%, 5/1/2042	61,801	67,012
3.50%, 6/1/2042	92,697	101,367
3.50%, 7/1/2042	234,756	259,655
4.00%, 7/1/2042	171,931	194,727
3.50%, 8/1/2042	72,801	80,052
4.50%, 8/1/2042	33,301	37,281
3.50%, 9/1/2042	26,388	29,025

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.00%, 9/1/2042	125,569	141,514
3.00%, 10/1/2042	266,393	289,677
3.50%, 10/1/2042	60,999	66,500
3.00%, 12/1/2042	233,035	253,480
2.50%, 1/1/2043	18,465	19,703
3.00%, 1/1/2043	305,715	328,989
3.50%, 1/1/2043	77,950	84,544
4.00%, 1/1/2043	143,654	158,947
4.50%, 1/1/2043	52,169	58,237
2.50%, 2/1/2043	106,375	113,510
3.00%, 2/1/2043	322,843	350,352
3.50%, 2/1/2043	141,752	155,458
3.00%, 3/1/2043	216,571	233,001
3.50%, 3/1/2043	149,755	166,723
3.50%, 4/1/2043	278,237	309,786
2.50%, 5/1/2043	23,589	25,171
3.00%, 5/1/2043	96,492	103,847
3.50%, 5/1/2043	122,479	135,332
2.50%, 6/1/2043	10,358	10,996
3.00%, 6/1/2043	43,308	46,588
3.00%, 7/1/2043	138,956	148,967
3.50%, 7/1/2043	73,004	79,230
3.00%, 8/1/2043	35,453	38,146
3.50%, 8/1/2043	352,051	382,798
4.00%, 8/1/2043	70,510	76,927
4.00%, 9/1/2043	191,575	212,312
4.50%, 9/1/2043	50,511	56,807
4.00%, 10/1/2043	49,779	54,532
4.00%, 11/1/2043	513,254	577,375
4.50%, 11/1/2043	150,381	169,795
5.00%, 11/1/2043	60,940	69,936
3.00%, 12/1/2043	28,574	30,741
4.50%, 12/1/2043	81,300	90,895
4.00%, 1/1/2044	91,934	101,187
5.00%, 1/1/2044	190,333	217,500
3.50%, 2/1/2044	38,296	42,621
5.00%, 3/1/2044	36,287	41,822
4.50%, 4/1/2044	88,682	100,776
5.00%, 5/1/2044	26,344	29,345
5.50%, 5/1/2044	1,422,898	1,657,381
5.00%, 6/1/2044	29,065	32,478
3.50%, 7/1/2044	118,189	132,310
3.00%, 10/1/2044	620,992	669,509
4.00%, 10/1/2044	66,708	74,558
4.50%, 10/1/2044	21,845	23,928
3.00%, 12/1/2044	55,550	60,407
4.50%, 12/1/2044	24,347	27,229
3.00%, 2/1/2045	41,729	44,479
4.00%, 2/1/2045	56,496	60,908
4.50%, 2/1/2045	258,270	286,307
3.00%, 4/1/2045	41,802	44,611
4.00%, 4/1/2045	45,315	50,239
3.00%, 7/1/2045	301,839	322,419
4.00%, 11/1/2045	113,964	126,348
4.50%, 11/1/2045	60,642	68,886
4.00%, 12/1/2045	281,114	316,420
3.50%, 2/1/2046	71,340	78,436
3.00%, 3/1/2046	31,021	33,721

Investments	Principal Amount ($)	Value ($)
4.00%, 3/1/2046	43,401	47,211
4.50%, 3/1/2046	267,223	297,719
4.00%, 4/1/2046	23,789	26,140
3.50%, 5/1/2046	39,208	41,841
4.00%, 5/1/2046	39,409	42,360
2.50%, 6/1/2046	137,095	146,290
3.50%, 6/1/2046	360,539	397,272
4.50%, 6/1/2046	146,808	162,473
3.50%, 7/1/2046	289,582	314,619
4.50%, 7/1/2046	51,613	55,900
3.50%, 8/1/2046	139,118	154,820
4.50%, 8/1/2046	37,553	42,087
2.50%, 9/1/2046	315,619	336,687
3.00%, 9/1/2046	40,896	43,985
2.50%, 10/1/2046	154,453	164,794
3.50%, 10/1/2046	100,589	107,293
2.50%, 12/1/2046	43,788	46,727
4.00%, 12/1/2046	74,929	81,134
3.50%, 1/1/2047	487,933	531,725
4.50%, 1/1/2047	79,590	86,197
4.00%, 2/1/2047	168,656	182,478
4.50%, 2/1/2047	76,760	85,367
2.50%, 3/1/2047	259,354	276,761
4.50%, 3/1/2047	316,655	361,544
4.50%, 5/1/2047	179,293	195,604
4.50%, 7/1/2047	174,641	195,013
5.00%, 7/1/2047	591,750	675,519
3.50%, 8/1/2047	99,594	108,492
5.00%, 12/1/2047	39,092	44,711
4.00%, 7/1/2048	272,568	301,911
5.50%, 1/1/2049	101,481	112,230
6.00%, 2/1/2049	163,125	196,944
5.50%, 6/1/2049	478,941	546,127
2.50%, 7/1/2049	330,118	346,767
4.50%, 9/1/2049	47,562	52,283
FNMA/FHLMC UMBS, 30 Year, Single Family
TBA 2.00%, 8/25/2050	1,825,000	1,891,299
TBA 2.50%, 8/25/2050	2,950,000	3,099,574
TBA 3.00%, 8/25/2050	2,925,000	3,094,444
GNMA
3.00%, 2/20/2027	187,896	197,070
2.50%, 4/20/2027	85,053	88,992
3.00%, 5/20/2027	162,690	170,563
2.50%, 11/20/2027	93,856	98,403
2.50%, 1/20/2028	48,374	50,719
3.00%, 1/20/2028	101,622	105,850
3.00%, 3/20/2028	97,330	102,095
3.00%, 7/20/2028	157,119	164,823
2.50%, 8/20/2028	150,425	158,073
2.50%, 12/20/2028	21,475	22,520
2.50%, 3/20/2031	62,662	65,851
2.50%, 10/20/2031	74,148	77,924
5.50%, 3/15/2033	157,002	182,778
6.00%, 3/15/2033	81,862	97,506
5.50%, 6/15/2033	64,642	75,033
5.50%, 8/20/2033	52,326	60,471
6.00%, 10/20/2033	94,611	108,546
5.50%, 11/20/2033	48,437	55,957

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
6.00%, 12/15/2033	152,770	180,842
5.50%, 3/20/2034	58,303	67,399
5.00%, 5/15/2034	30,400	34,889
5.00%, 7/15/2034	57,996	66,567
5.50%, 7/20/2034	37,589	43,489
5.50%, 9/20/2034	16,144	18,637
6.00%, 2/15/2035	33,351	39,695
5.50%, 3/15/2035	124,627	145,006
5.50%, 9/15/2035	215,923	252,166
5.50%, 3/20/2036	119,255	137,925
5.50%, 5/15/2036	166,423	194,763
5.50%, 8/15/2038	31,694	37,121
5.50%, 9/20/2038	75,577	87,458
5.00%, 10/15/2038	23,886	27,252
5.50%, 11/15/2038	88,800	104,030
5.50%, 12/15/2038	86,344	101,056
6.00%, 12/20/2038	166,629	191,168
5.50%, 2/15/2039	63,183	73,157
5.50%, 2/20/2039	92,805	107,395
4.50%, 5/15/2039	97,641	109,172
5.50%, 5/15/2039	47,973	56,052
4.50%, 6/15/2039	12,030	13,382
5.00%, 9/15/2039	72,025	81,754
5.50%, 9/15/2039	18,952	22,177
4.00%, 9/20/2039	31,688	34,968
5.00%, 10/15/2039	273,365	312,240
4.50%, 12/15/2039	137,660	151,874
5.50%, 12/15/2039	51,231	59,317
5.00%, 1/20/2040	146,048	165,690
5.50%, 3/15/2040	208,963	244,515
4.50%, 4/15/2040	61,176	67,577
5.00%, 4/15/2040	89,091	102,401
4.50%, 6/15/2040	31,078	34,478
5.00%, 6/15/2040	35,595	40,141
4.50%, 7/15/2040	80,719	88,853
4.00%, 8/15/2040	15,571	16,797
5.50%, 8/15/2040	16,465	19,277
4.00%, 10/15/2040	28,938	31,581
3.50%, 11/15/2040	34,355	36,702
4.00%, 11/15/2040	32,733	35,608
5.50%, 1/20/2041	31,972	37,012
5.50%, 2/15/2041	33,531	39,239
4.00%, 3/15/2041	4,517	4,916
3.50%, 3/20/2041	85,714	91,723
4.50%, 6/15/2041	127,742	142,247
4.00%, 7/15/2041	43,179	46,574
3.50%, 7/20/2041	37,220	40,084
4.00%, 8/15/2041	83,767	91,120
5.00%, 8/15/2041	703,007	805,000
3.50%, 9/15/2041	89,178	95,272
3.50%, 10/20/2041	80,495	87,259
3.50%, 11/20/2041	93,261	101,385
3.50%, 1/15/2042	20,035	21,321
3.00%, 2/20/2042	165,005	176,219
5.50%, 2/20/2042	24,695	28,576
4.50%, 3/15/2042	114,209	126,712
3.50%, 3/20/2042	33,201	35,991
5.00%, 3/20/2042	53,281	60,405

Investments	Principal Amount ($)	Value ($)
3.50%, 4/20/2042	112,931	122,421
3.00%, 5/15/2042	61,303	64,884
3.00%, 5/20/2042	162,709	173,775
3.50%, 5/20/2042	24,002	26,019
3.50%, 6/15/2042	57,052	60,629
3.00%, 6/20/2042	44,182	47,183
5.00%, 7/20/2042	7,080	8,042
3.50%, 8/20/2042	37,501	40,653
3.00%, 9/15/2042	31,009	32,878
3.00%, 9/20/2042	55,746	59,542
3.00%, 10/20/2042	54,604	58,317
3.50%, 10/20/2042	71,872	76,307
3.00%, 11/20/2042	187,299	199,981
3.00%, 12/20/2042	122,641	131,537
3.50%, 12/20/2042	258,745	280,526
3.50%, 1/15/2043	70,549	75,292
3.00%, 2/20/2043	116,989	127,111
2.50%, 3/20/2043	77,935	82,872
3.00%, 3/20/2043	84,545	91,127
3.50%, 3/20/2043	26,609	28,461
3.00%, 4/15/2043	67,410	72,453
3.50%, 4/15/2043	68,497	72,346
3.00%, 4/20/2043	258,375	276,075
3.50%, 4/20/2043	93,182	101,207
3.00%, 5/15/2043	82,955	90,701
2.50%, 5/20/2043	113,352	120,519
3.50%, 6/15/2043	58,839	63,750
3.00%, 8/20/2043	36,380	38,842
3.50%, 8/20/2043	47,572	51,432
3.00%, 9/20/2043	105,201	112,338
3.00%, 10/20/2043	98,596	105,293
3.50%, 10/20/2043	57,579	62,109
5.00%, 12/20/2043	38,995	44,385
5.00%, 1/20/2044	5,135	5,845
3.50%, 3/20/2044	125,186	134,338
5.50%, 3/20/2044	123,688	143,118
3.00%, 4/20/2044	23,667	25,167
4.00%, 7/15/2044	31,482	33,805
3.50%, 8/20/2044	77,747	83,087
4.00%, 9/15/2044	10,930	11,599
3.50%, 9/20/2044	62,422	66,697
3.50%, 10/15/2044	63,812	68,387
3.50%, 10/20/2044	13,102	14,060
2.50%, 11/20/2044	86,316	91,778
4.00%, 12/15/2044	28,748	30,779
3.00%, 12/20/2044	40,352	42,970
3.50%, 12/20/2044	39,867	42,559
3.50%, 1/15/2045	74,981	79,103
3.00%, 1/20/2045	81,798	87,102
3.50%, 2/20/2045	52,883	56,437
3.00%, 3/20/2045	61,599	65,571
3.50%, 4/20/2045	24,155	26,191
3.50%, 5/15/2045	57,892	61,453
3.50%, 5/20/2045	119,099	127,053
5.00%, 6/20/2045	314,705	358,212
3.00%, 7/15/2045	171,997	181,547
4.00%, 8/15/2045	264,274	296,261
3.00%, 8/20/2045	231,022	246,397

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.00%, 12/20/2045	98,791	104,891
3.50%, 12/20/2045	107,417	114,649
3.00%, 2/20/2046	142,268	151,116
3.50%, 2/20/2046	198,059	212,835
4.00%, 3/15/2046	56,389	60,708
4.00%, 3/20/2046	152,773	165,118
3.50%, 4/20/2046	93,680	100,143
4.00%, 5/20/2046	67,853	73,263
5.00%, 5/20/2046	260,326	296,040
4.00%, 6/15/2046	304,836	332,399
4.00%, 7/15/2046	82,202	88,647
3.00%, 9/20/2046	54,795	58,101
3.50%, 10/20/2046	149,846	162,204
3.00%, 12/15/2046	29,028	30,698
3.00%, 12/20/2046	28,353	30,085
4.00%, 3/15/2047	158,476	169,734
4.50%, 4/15/2047	55,971	62,879
5.00%, 2/20/2048	39,813	43,477
5.00%, 4/20/2048	92,158	100,484
5.50%, 11/20/2048	91,820	100,344
5.50%, 7/20/2049	44,956	49,126
3.50%, 9/20/2049	134,277	141,304

TOTAL MORTGAGE-BACKED SECURITIES (Cost $79,734,298)		82,028,312

Total Investments - 98.4% (Cost $79,734,298)		82,028,312
Other Assets Less Liabilities - 1.6%		1,330,563

Net Assets - 100.0%		83,358,875

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

TBA	To Be Announced; Security is subject to delayed delivery.

UMBS	Uniform Mortgage-Backed Securities

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 99.0%

Aerospace & Defense - 1.2%
General Dynamics Corp.
3.00%, 5/11/2021	300,000	306,235
3.75%, 5/15/2028	100,000	119,617
L3Harris Technologies, Inc.
3.85%, 12/15/2026	250,000	289,344
Lockheed Martin Corp.
3.55%, 1/15/2026	420,000	482,778
Northrop Grumman Corp.
2.93%, 1/15/2025	500,000	544,733
Raytheon Technologies Corp.
3.50%, 3/15/2027(a)	200,000	227,771
4.13%, 11/16/2028	100,000	120,241

		2,090,719

Air Freight & Logistics - 0.1%
United Parcel Service, Inc.
3.40%, 3/15/2029	200,000	237,310

Airlines - 0.4%
Southwest Airlines Co.
3.00%, 11/15/2026	100,000	98,126
5.13%, 6/15/2027	500,000	526,319

		624,445

Auto Components - 0.3%
BorgWarner, Inc.
3.38%, 3/15/2025	100,000	108,887
Lear Corp.
3.80%, 9/15/2027	200,000	210,139
Magna International, Inc.
3.63%, 6/15/2024	200,000	223,139

		542,165

Automobiles - 0.6%
General Motors Co.
4.88%, 10/2/2023	890,000	969,624

Banks - 24.2%
Australia & New Zealand Banking Group Ltd.
2.63%, 11/9/2022	250,000	263,154
Banco Santander SA
5.18%, 11/19/2025	200,000	227,318
3.31%, 6/27/2029	200,000	221,083
Bank of America Corp.
3.00%, 12/20/2023(b)	500,000	527,184
4.00%, 1/22/2025	255,000	285,366
4.45%, 3/3/2026	250,000	289,330
3.50%, 4/19/2026	200,000	227,024
Series L, 4.18%, 11/25/2027	365,000	421,077
3.82%, 1/20/2028(b)	500,000	572,586
3.71%, 4/24/2028(b)	5,000	5,723

Investments	Principal Amount ($)	Value ($)
3.42%, 12/20/2028(b)	250,000	282,659
4.27%, 7/23/2029(b)	550,000	655,472
3.97%, 2/7/2030(b)	300,000	353,407
Bank of Montreal
2.90%, 3/26/2022	200,000	208,623
4.34%, 10/5/2028(b)	300,000	321,555
Bank of Nova Scotia (The)
3.40%, 2/11/2024	250,000	273,503
4.50%, 12/16/2025	350,000	405,685
Barclays plc
4.61%, 2/15/2023(b)	250,000	263,492
4.38%, 9/11/2024	250,000	270,968
3.65%, 3/16/2025	200,000	219,955
4.84%, 5/9/2028	100,000	112,716
5.09%, 6/20/2030(b)	250,000	294,094
BBVA USA
2.88%, 6/29/2022	300,000	310,031
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	300,000	318,165
Capital One Bank USA NA
3.38%, 2/15/2023	1,000,000	1,058,771
Citigroup, Inc.
2.90%, 12/8/2021	750,000	773,502
4.50%, 1/14/2022	150,000	158,617
4.05%, 7/30/2022	100,000	106,522
3.35%, 4/24/2025(b)	600,000	653,708
3.30%, 4/27/2025	200,000	222,806
4.40%, 6/10/2025	325,000	368,978
3.40%, 5/1/2026	300,000	336,321
3.20%, 10/21/2026	350,000	388,948
4.45%, 9/29/2027	200,000	232,984
3.67%, 7/24/2028(b)	255,000	290,791
3.98%, 3/20/2030(b)	300,000	352,122
4.41%, 3/31/2031(b)	136,000	165,945
2.57%, 6/3/2031(b)	500,000	532,282
Citizens Bank NA
3.70%, 3/29/2023	300,000	323,686
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	68,847
Comerica, Inc.
3.70%, 7/31/2023	250,000	270,745
Cooperatieve Rabobank UA
3.75%, 7/21/2026	250,000	281,470
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	250,000	265,810
3.75%, 3/26/2025	650,000	719,782
4.55%, 4/17/2026	250,000	291,993
Discover Bank
3.35%, 2/6/2023	300,000	318,789
4.20%, 8/8/2023	400,000	441,024
4.65%, 9/13/2028	250,000	294,537
Fifth Third Bancorp
4.30%, 1/16/2024	250,000	276,723

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Fifth Third Bank NA
3.85%, 3/15/2026	400,000	458,354
HSBC Holdings plc
4.00%, 3/30/2022	510,000	539,144
3.80%, 3/11/2025(b)	250,000	270,331
4.25%, 8/18/2025	300,000	332,453
3.90%, 5/25/2026	200,000	225,052
4.29%, 9/12/2026(b)	250,000	280,185
4.04%, 3/13/2028(b)	500,000	559,687
3.97%, 5/22/2030(b)	300,000	339,562
Huntington Bancshares, Inc.
4.00%, 5/15/2025	200,000	227,842
ING Groep NV
3.55%, 4/9/2024	200,000	219,142
4.55%, 10/2/2028	350,000	432,358
JPMorgan Chase & Co.
4.63%, 5/10/2021	250,000	258,282
3.21%, 4/1/2023(b)	250,000	261,183
3.38%, 5/1/2023	520,000	557,328
3.56%, 4/23/2024(b)	300,000	323,512
3.88%, 9/10/2024	62,000	69,445
3.90%, 7/15/2025	250,000	284,929
2.95%, 10/1/2026	450,000	500,552
4.13%, 12/15/2026	149,000	174,849
3.78%, 2/1/2028(b)	425,000	488,324
4.01%, 4/23/2029(b)	130,000	153,022
4.20%, 7/23/2029(b)	450,000	537,714
4.49%, 3/24/2031(b)	200,000	248,139
KeyBank NA
2.40%, 6/9/2022	250,000	258,884
KeyCorp
4.10%, 4/30/2028	200,000	237,141
Lloyds Banking Group plc
4.05%, 8/16/2023	300,000	328,758
2.91%, 11/7/2023(b)	300,000	313,860
4.38%, 3/22/2028	200,000	237,884
3.57%, 11/7/2028(b)	200,000	224,720
Mitsubishi UFJ Financial Group, Inc.
2.67%, 7/25/2022	850,000	885,590
3.76%, 7/26/2023	50,000	54,407
3.41%, 3/7/2024	50,000	54,433
2.19%, 2/25/2025	200,000	210,668
3.68%, 2/22/2027	350,000	398,259
3.29%, 7/25/2027	750,000	837,327
3.74%, 3/7/2029	200,000	231,747
Mizuho Financial Group, Inc.
2.95%, 2/28/2022	475,000	493,402
3.55%, 3/5/2023	450,000	483,543
4.02%, 3/5/2028	590,000	688,970
National Australia Bank Ltd.
2.80%, 1/10/2022	250,000	258,804
3.63%, 6/20/2023	250,000	272,432
PNC Bank NA
3.50%, 6/8/2023	250,000	271,012
3.25%, 1/22/2028	250,000	289,684
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	397,048
3.90%, 4/29/2024	50,000	55,799
3.15%, 5/19/2027	80,000	90,919

Investments	Principal Amount ($)	Value ($)
Royal Bank of Canada
2.75%, 2/1/2022	100,000	103,658
1.95%, 1/17/2023	250,000	259,162
4.65%, 1/27/2026	250,000	297,505
Santander Holdings USA, Inc.
4.50%, 7/17/2025	200,000	220,997
Santander UK Group Holdings plc
3.82%, 11/3/2028(b)	200,000	224,365
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/2022	400,000	417,194
3.10%, 1/17/2023	450,000	478,615
2.70%, 7/16/2024	500,000	534,146
2.35%, 1/15/2025	250,000	265,424
3.78%, 3/9/2026	250,000	286,200
2.63%, 7/14/2026	600,000	649,526
3.36%, 7/12/2027	350,000	393,333
Toronto-Dominion Bank (The)
3.25%, 3/11/2024	450,000	493,894
Truist Bank
2.80%, 5/17/2022	250,000	260,429
3.30%, 5/15/2026	200,000	224,094
Truist Financial Corp.
3.05%, 6/20/2022	200,000	209,578
2.85%, 10/26/2024	150,000	163,422
US Bancorp
3.38%, 2/5/2024	200,000	219,376
3.95%, 11/17/2025	200,000	233,450
3.00%, 7/30/2029	200,000	223,229
Wells Fargo & Co.
3.50%, 3/8/2022	500,000	523,343
2.63%, 7/22/2022	400,000	416,267
3.07%, 1/24/2023	250,000	258,871
4.48%, 1/16/2024	225,000	249,947
3.55%, 9/29/2025	450,000	506,505
3.58%, 5/22/2028(b)	250,000	280,379
2.88%, 10/30/2030(b)	450,000	488,957
Westpac Banking Corp.
2.75%, 1/11/2023	600,000	632,722
3.40%, 1/25/2028	400,000	468,702
2.65%, 1/16/2030	125,000	140,649

		41,966,492

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/2023	180,000	191,841
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030	200,000	229,945
Coca-Cola Co. (The)
3.45%, 3/25/2030	200,000	242,221
Diageo Capital plc
2.38%, 10/24/2029	200,000	218,401
PepsiCo, Inc.
2.38%, 10/6/2026	300,000	328,930

		1,211,338

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Biotechnology - 3.0%
AbbVie, Inc.
2.90%, 11/6/2022	250,000	263,005
3.20%, 11/6/2022	240,000	253,052
2.85%, 5/14/2023	110,000	116,415
2.60%, 11/21/2024(a)	1,000,000	1,070,039
3.60%, 5/14/2025	152,000	170,100
3.20%, 5/14/2026	100,000	111,707
2.95%, 11/21/2026(a)	1,500,000	1,656,460
4.25%, 11/14/2028	400,000	484,113
Amgen, Inc.
3.63%, 5/22/2024	100,000	110,906
2.20%, 2/21/2027	300,000	320,665
2.45%, 2/21/2030	300,000	324,107
Biogen, Inc.
4.05%, 9/15/2025	300,000	347,143

		5,227,712

Building Products - 0.6%
Carrier Global Corp.
2.24%, 2/15/2025(a)	501,000	523,885
Johnson Controls International plc
3.62%, 7/2/2024(c)	200,000	216,999
Masco Corp.
4.45%, 4/1/2025	200,000	231,893

		972,777

Capital Markets - 6.5%
Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	300,000	331,202
2.45%, 8/17/2026	300,000	329,639
BlackRock, Inc.
3.20%, 3/15/2027	200,000	229,272
Brookfield Finance, Inc.
4.85%, 3/29/2029	200,000	240,533
Charles Schwab Corp. (The)
3.20%, 1/25/2028	100,000	114,413
4.00%, 2/1/2029	400,000	483,971
CME Group, Inc.
3.00%, 3/15/2025	275,000	303,613
Deutsche Bank AG
4.25%, 10/14/2021	500,000	516,402
3.70%, 5/30/2024	295,000	312,136
4.10%, 1/13/2026	100,000	107,328
E*TRADE Financial Corp.
2.95%, 8/24/2022	200,000	209,911
Goldman Sachs Group, Inc. (The)
3.00%, 4/26/2022	500,000	509,172
3.63%, 1/22/2023	600,000	644,712
4.00%, 3/3/2024	500,000	555,752
3.85%, 7/8/2024	500,000	553,843
3.50%, 1/23/2025	465,000	511,913
3.69%, 6/5/2028(b)	250,000	285,142
3.80%, 3/15/2030	500,000	587,231
Jefferies Group LLC
6.88%, 4/15/2021	99,000	103,056
Moody’s Corp.
2.63%, 1/15/2023	200,000	210,038

Investments	Principal Amount ($)	Value ($)
Morgan Stanley
2.63%, 11/17/2021	400,000	411,555
3.75%, 2/25/2023	600,000	648,594
3.88%, 1/27/2026	200,000	229,844
3.13%, 7/27/2026	107,000	120,252
4.35%, 9/8/2026	650,000	762,836
3.95%, 4/23/2027	100,000	114,429
4.43%, 1/23/2030(b)	625,000	760,512
S&P Global, Inc.
4.40%, 2/15/2026	200,000	238,314
State Street Corp.
3.10%, 5/15/2023	200,000	214,847
3.55%, 8/18/2025	100,000	114,489
2.40%, 1/24/2030	100,000	109,921
TD Ameritrade Holding Corp.
3.75%, 4/1/2024	300,000	334,752

		11,199,624

Chemicals - 1.1%
Celanese US Holdings LLC
3.50%, 5/8/2024	200,000	213,325
Ecolab, Inc.
2.70%, 11/1/2026	200,000	225,888
FMC Corp.
3.20%, 10/1/2026	200,000	220,019
LYB International Finance II BV
3.50%, 3/2/2027	200,000	224,700
PPG Industries, Inc.
2.40%, 8/15/2024	200,000	213,725
Praxair, Inc.
3.20%, 1/30/2026	200,000	227,088
RPM International, Inc.
3.75%, 3/15/2027	100,000	108,175
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	56,000	57,964
3.45%, 6/1/2027	200,000	229,609
2.95%, 8/15/2029	100,000	111,706

		1,832,199

Commercial Services & Supplies - 0.3%
Cintas Corp. No. 2
2.90%, 4/1/2022	97,000	100,657
3.25%, 6/1/2022	250,000	260,901
3.70%, 4/1/2027	50,000	57,645
Republic Services, Inc.
3.95%, 5/15/2028	100,000	120,220

		539,423

Communications Equipment - 0.6%
Cisco Systems, Inc.
2.20%, 9/20/2023	300,000	316,151
2.95%, 2/28/2026	100,000	113,682
Juniper Networks, Inc.
4.50%, 3/15/2024	89,000	100,126
Motorola Solutions, Inc.
3.75%, 5/15/2022	57,000	59,789
3.50%, 3/1/2023	300,000	320,767
4.60%, 2/23/2028	100,000	116,303

		1,026,818

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Construction Materials - 0.1%
Vulcan Materials Co.
4.50%, 4/1/2025	200,000	226,283

Consumer Finance - 5.1%
AerCap Ireland Capital DAC
3.95%, 2/1/2022	200,000	201,567
3.50%, 5/26/2022	200,000	198,995
3.88%, 1/23/2028	200,000	184,668
Ally Financial, Inc.
3.05%, 6/5/2023	200,000	207,008
3.88%, 5/21/2024	600,000	641,605
American Express Co.
2.50%, 8/1/2022	200,000	207,607
3.00%, 10/30/2024	450,000	492,036
American Honda Finance Corp.
3.63%, 10/10/2023	250,000	273,473
2.30%, 9/9/2026	200,000	215,486
Capital One Financial Corp.
3.50%, 6/15/2023	820,000	883,119
3.90%, 1/29/2024	50,000	54,773
3.30%, 10/30/2024	200,000	218,367
3.20%, 2/5/2025	850,000	927,030
4.20%, 10/29/2025	110,000	123,734
3.75%, 7/28/2026	300,000	331,866
3.75%, 3/9/2027	150,000	168,755
Discover Financial Services
4.10%, 2/9/2027	400,000	443,960
General Motors Financial Co., Inc.
4.35%, 1/17/2027	400,000	433,687
Synchrony Financial
4.25%, 8/15/2024	426,000	452,765
4.50%, 7/23/2025	200,000	216,483
5.15%, 3/19/2029	200,000	228,584
Toyota Motor Credit Corp.
2.60%, 1/11/2022	250,000	258,117
2.90%, 3/30/2023	300,000	318,626
2.90%, 4/17/2024	300,000	324,480
3.00%, 4/1/2025	481,000	530,585
3.20%, 1/11/2027	300,000	341,036

		8,878,412

Containers & Packaging - 0.0%(d)
Avery Dennison Corp.
3.35%, 4/15/2023	50,000	52,573

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.
3.13%, 3/15/2026	130,000	146,978
National Rural Utilities Cooperative Finance Corp.
2.40%, 3/15/2030	200,000	221,908
Shell International Finance BV
2.88%, 5/10/2026	675,000	751,227
Synchrony Bank
3.00%, 6/15/2022	250,000	257,621
Voya Financial, Inc.
5.65%, 5/15/2053(b)	200,000	208,151

		1,585,885

Investments	Principal Amount ($)	Value ($)
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.40%, 5/15/2025	550,000	612,179
4.30%, 2/15/2030	45,000	54,097
2.75%, 6/1/2031	140,000	150,233
Verizon Communications, Inc.
2.63%, 8/15/2026	80,000	88,488
4.13%, 3/16/2027	700,000	840,110

		1,745,107

Electric Utilities - 2.3%
Avangrid, Inc.
3.20%, 4/15/2025	250,000	277,145
Duke Energy Corp.
2.65%, 9/1/2026	198,000	218,005
Edison International
5.75%, 6/15/2027	200,000	233,749
Emera US Finance LP
3.55%, 6/15/2026	150,000	169,954
Eversource Energy
Series L, 2.90%, 10/1/2024	200,000	216,701
Series M, 3.30%, 1/15/2028	100,000	112,329
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	200,000	219,893
Fortis, Inc.
3.06%, 10/4/2026	200,000	219,520
Interstate Power and Light Co.
3.25%, 12/1/2024	200,000	220,916
ITC Holdings Corp.
2.70%, 11/15/2022	200,000	209,245
MidAmerican Energy Co.
3.65%, 4/15/2029	100,000	121,715
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/2023	250,000	263,015
3.55%, 5/1/2027	250,000	290,503
3.50%, 4/1/2029	300,000	352,079
Pinnacle West Capital Corp.
1.30%, 6/15/2025	150,000	153,905
Southern Co. (The)
3.25%, 7/1/2026	175,000	198,891
Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	200,000	236,836
Virginia Electric and Power Co.
Series A, 3.15%, 1/15/2026	50,000	56,346
Series A, 3.50%, 3/15/2027	100,000	115,377
Xcel Energy, Inc.
4.00%, 6/15/2028	100,000	120,386

		4,006,510

Electrical Equipment - 0.6%
ABB Finance USA, Inc.
3.38%, 4/3/2023	250,000	268,401
Eaton Corp.
2.75%, 11/2/2022	450,000	473,706
Hubbell, Inc.
3.35%, 3/1/2026	200,000	214,694

		956,801

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Electronic Equipment, Instruments & Components - 0.6%
Allegion US Holding Co., Inc.
3.20%, 10/1/2024	200,000	212,918
Amphenol Corp.
2.05%, 3/1/2025	200,000	211,161
Keysight Technologies, Inc.
4.60%, 4/6/2027	200,000	236,550
Tech Data Corp.
4.95%, 2/15/2027(c)	200,000	209,401
Tyco Electronics Group SA
3.70%, 2/15/2026	200,000	226,894

		1,096,924

Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.
4.65%, 3/15/2025	200,000	223,068

Entertainment - 0.4%
Activision Blizzard, Inc.
3.40%, 9/15/2026	300,000	343,720
Electronic Arts, Inc.
4.80%, 3/1/2026	100,000	120,398
Walt Disney Co. (The)
1.75%, 8/30/2024	300,000	314,402

		778,520

Equity Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/2025	200,000	224,780
2.75%, 12/15/2029	100,000	109,491
American Campus Communities Operating Partnership LP
4.13%, 7/1/2024	200,000	212,860
American Tower Corp.
3.80%, 8/15/2029	93,000	109,172
AvalonBay Communities, Inc.
3.45%, 6/1/2025	200,000	225,381
Boston Properties LP
3.65%, 2/1/2026	255,000	287,670
4.50%, 12/1/2028	100,000	121,072
Brandywine Operating Partnership LP
4.10%, 10/1/2024	250,000	263,553
Brixmor Operating Partnership LP
4.13%, 5/15/2029	300,000	321,475
CubeSmart LP
4.00%, 11/15/2025	250,000	280,458
Digital Realty Trust LP
3.95%, 7/1/2022	74,000	78,576
4.45%, 7/15/2028	100,000	121,471
Duke Realty LP
3.25%, 6/30/2026	250,000	276,814
EPR Properties
4.95%, 4/15/2028	200,000	196,891
Equinix, Inc.
5.38%, 5/15/2027	250,000	275,664

Investments	Principal Amount ($)	Value ($)
ERP Operating LP
4.63%, 12/15/2021	200,000	209,219
3.25%, 8/1/2027	45,000	50,453
Essex Portfolio LP
3.88%, 5/1/2024	200,000	218,927
GLP Capital LP
5.38%, 11/1/2023	55,000	59,005
5.38%, 4/15/2026	300,000	336,169
Healthpeak Properties, Inc.
4.25%, 11/15/2023	8,000	8,776
3.00%, 1/15/2030	200,000	215,800
Highwoods Realty LP
4.20%, 4/15/2029	100,000	111,931
Host Hotels & Resorts LP
Series E, 4.00%, 6/15/2025	250,000	263,783
Hudson Pacific Properties LP
3.25%, 1/15/2030	100,000	102,973
Kilroy Realty LP
4.38%, 10/1/2025	200,000	220,458
LifeStorage LP
3.50%, 7/1/2026	200,000	216,721
Mid-America Apartments LP
3.95%, 3/15/2029	50,000	58,806
National Retail Properties, Inc.
3.90%, 6/15/2024	250,000	271,653
Omega Healthcare Investors, Inc.
4.38%, 8/1/2023	250,000	268,043
4.50%, 4/1/2027	150,000	159,314
3.63%, 10/1/2029	150,000	151,172
Public Storage
3.09%, 9/15/2027	200,000	228,815
Regency Centers LP
2.95%, 9/15/2029	150,000	157,332
Simon Property Group LP
3.38%, 10/1/2024	600,000	650,962
Spirit Realty LP
4.45%, 9/15/2026	200,000	213,902
UDR, Inc.
3.50%, 7/1/2027	200,000	223,601
Ventas Realty LP
3.50%, 2/1/2025	50,000	53,335
4.00%, 3/1/2028	150,000	163,519
VEREIT Operating Partnership LP
4.63%, 11/1/2025	200,000	219,958
Welltower, Inc.
4.25%, 4/1/2026	550,000	627,414
WP Carey, Inc.
4.00%, 2/1/2025	150,000	161,302

		8,728,671

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.
2.75%, 5/18/2024	300,000	326,263
3.00%, 5/18/2027	75,000	85,697
Sysco Corp.
3.75%, 10/1/2025	200,000	221,562
Walmart, Inc.
3.30%, 4/22/2024	120,000	132,024
3.70%, 6/26/2028	150,000	180,664
3.25%, 7/8/2029	42,000	49,731

		995,941

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Food Products - 1.5%
Campbell Soup Co.
4.15%, 3/15/2028	250,000	294,042
General Mills, Inc.
4.00%, 4/17/2025	250,000	286,180
4.20%, 4/17/2028	200,000	241,167
Kellogg Co.
3.25%, 4/1/2026	150,000	170,680
McCormick & Co., Inc.
3.40%, 8/15/2027	200,000	227,790
Mondelez International, Inc.
4.00%, 2/1/2024	300,000	331,257
Unilever Capital Corp.
2.60%, 5/5/2024	700,000	753,511
2.90%, 5/5/2027	200,000	226,168
3.50%, 3/22/2028	100,000	117,148

		2,647,943

Gas Utilities - 0.2%
Dominion Energy Gas Holdings LLC
Series A, 2.50%, 11/15/2024	60,000	64,479
3.60%, 12/15/2024	80,000	88,872
National Fuel Gas Co.
5.20%, 7/15/2025	200,000	216,613

		369,964

Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.
2.60%, 8/15/2026	200,000	221,245
Becton Dickinson and Co.
3.73%, 12/15/2024	100,000	111,347
3.70%, 6/6/2027	200,000	229,020
Boston Scientific Corp.
3.75%, 3/1/2026	250,000	288,127
DH Europe Finance II Sarl
2.20%, 11/15/2024	250,000	265,285
Stryker Corp.
3.50%, 3/15/2026	200,000	227,490
Zimmer Biomet Holdings, Inc.
3.55%, 4/1/2025	90,000	99,652
3.55%, 3/20/2030	63,000	70,495

		1,512,661

Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.
3.40%, 5/15/2024	250,000	271,870
CVS Health Corp.
4.30%, 3/25/2028	550,000	653,822
HCA, Inc.
5.25%, 6/15/2026	250,000	294,072
Humana, Inc.
3.95%, 3/15/2027	300,000	345,561
McKesson Corp.
3.80%, 3/15/2024	250,000	275,905
UnitedHealth Group, Inc.
3.75%, 7/15/2025	75,000	86,178
3.88%, 12/15/2028	55,000	66,524

		1,993,932

Investments	Principal Amount ($)	Value ($)
Hotels, Restaurants & Leisure - 1.3%
Hyatt Hotels Corp.
4.85%, 3/15/2026	200,000	208,759
Las Vegas Sands Corp.
3.20%, 8/8/2024	400,000	401,692
3.50%, 8/18/2026	200,000	200,797
Marriott International, Inc.
3.60%, 4/15/2024	150,000	153,337
McDonald’s Corp.
3.80%, 4/1/2028	150,000	178,073
Sands China Ltd.
4.60%, 8/8/2023	500,000	529,160
5.13%, 8/8/2025	400,000	436,878
Starbucks Corp.
3.50%, 3/1/2028	200,000	230,222

		2,338,918

Household Durables - 0.2%
DR Horton, Inc.
4.38%, 9/15/2022	200,000	213,391
2.50%, 10/15/2024	200,000	212,930

		426,321

Household Products - 0.8%
Church & Dwight Co., Inc.
2.88%, 10/1/2022	250,000	262,660
Clorox Co. (The)
3.10%, 10/1/2027	200,000	227,959
Colgate-Palmolive Co.
3.25%, 3/15/2024	250,000	275,148
Kimberly-Clark Corp.
2.75%, 2/15/2026	200,000	222,052
Procter & Gamble Co. (The)
3.10%, 8/15/2023	150,000	163,027
2.80%, 3/25/2027	185,000	209,464

		1,360,310

Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
3.25%, 6/1/2025	200,000	221,277

Industrial Conglomerates - 1.2%
3M Co.
2.00%, 6/26/2022	200,000	206,581
3.38%, 3/1/2029	200,000	235,952
Carlisle Cos., Inc.
3.75%, 12/1/2027	200,000	226,248
Honeywell International, Inc.
1.85%, 11/1/2021	80,000	81,509
2.50%, 11/1/2026	300,000	332,687
2.70%, 8/15/2029	100,000	114,433
Roper Technologies, Inc.
3.65%, 9/15/2023	300,000	328,100
3.80%, 12/15/2026	200,000	233,513
Trane Technologies Luxembourg Finance SA
3.50%, 3/21/2026	250,000	277,895

		2,036,918

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Insurance - 2.9%
Aflac, Inc.
2.88%, 10/15/2026	100,000	111,671
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	200,000	210,101
Allstate Corp. (The)
Series B, 5.75%, 8/15/2053(b)	200,000	213,156
American International Group, Inc.
3.90%, 4/1/2026	100,000	115,264
4.25%, 3/15/2029	150,000	178,334
Aon Corp.
2.80%, 5/15/2030	250,000	274,692
Aon plc
3.88%, 12/15/2025	400,000	462,888
Assurant, Inc.
3.70%, 2/22/2030	100,000	104,268
Brighthouse Financial, Inc.
3.70%, 6/22/2027	200,000	208,634
Brown & Brown, Inc.
4.20%, 9/15/2024	200,000	220,817
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	301,755
CNA Financial Corp.
4.50%, 3/1/2026	15,000	17,611
Enstar Group Ltd.
4.50%, 3/10/2022	200,000	205,636
Fidelity National Financial, Inc.
5.50%, 9/1/2022	68,000	73,355
Lincoln National Corp.
3.80%, 3/1/2028	100,000	114,756
Manulife Financial Corp.
4.15%, 3/4/2026	200,000	238,691
Markel Corp.
3.63%, 3/30/2023	200,000	213,207
Marsh & McLennan Cos., Inc.
3.50%, 6/3/2024	16,000	17,576
3.50%, 3/10/2025	75,000	83,677
3.75%, 3/14/2026	75,000	86,632
4.38%, 3/15/2029	200,000	248,334
MetLife, Inc.
3.05%, 12/15/2022(c)	250,000	266,173
Old Republic International Corp.
4.88%, 10/1/2024	200,000	222,123
Progressive Corp. (The)
2.45%, 1/15/2027	200,000	220,065
Prudential Financial, Inc.
2.10%, 3/10/2030	300,000	321,736
5.20%, 3/15/2044(b)	10,000	10,581
RenaissanceRe Finance, Inc.
3.45%, 7/1/2027	100,000	106,361
Trinity Acquisition plc
4.40%, 3/15/2026	200,000	232,715

		5,080,809

Interactive Media & Services - 0.5%
Alphabet, Inc.
2.00%, 8/15/2026	72,000	78,035

Investments	Principal Amount ($)	Value ($)
Baidu, Inc.
4.38%, 3/29/2028	500,000	581,844
Weibo Corp.
3.50%, 7/5/2024	200,000	211,464

		871,343

Internet & Direct Marketing Retail - 1.8%
Alibaba Group Holding Ltd.
3.60%, 11/28/2024	800,000	886,299
3.40%, 12/6/2027	300,000	341,125
Amazon.com, Inc.
3.15%, 8/22/2027	300,000	347,067
Booking Holdings, Inc.
3.60%, 6/1/2026	640,000	721,459
eBay, Inc.
2.60%, 7/15/2022	200,000	207,214
3.45%, 8/1/2024	120,000	132,456
3.60%, 6/5/2027	200,000	228,065
Expedia Group, Inc.
4.50%, 8/15/2024	200,000	210,443

		3,074,128

IT Services - 2.5%
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	200,000	223,686
Fidelity National Information Services, Inc.
3.00%, 8/15/2026	100,000	112,179
Fiserv, Inc.
3.20%, 7/1/2026	500,000	563,988
International Business Machines Corp.
3.50%, 5/15/2029	100,000	117,688
Mastercard, Inc.
2.00%, 3/3/2025	250,000	266,810
2.95%, 11/21/2026	300,000	341,876
2.95%, 6/1/2029	150,000	172,004
PayPal Holdings, Inc.
2.20%, 9/26/2022	580,000	602,184
2.85%, 10/1/2029	100,000	113,093
Visa, Inc.
2.80%, 12/14/2022	500,000	528,588
3.15%, 12/14/2025	650,000	733,722
2.05%, 4/15/2030	350,000	379,809
Western Union Co. (The)
2.85%, 1/10/2025	200,000	210,783

		4,366,410

Leisure Products - 0.1%
Hasbro, Inc.
3.55%, 11/19/2026	200,000	212,149

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.
3.88%, 7/15/2023	200,000	217,493
Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	450,000	504,643

		722,136

Machinery - 0.7%
Cummins, Inc.
3.65%, 10/1/2023	100,000	109,206

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Flowserve Corp.
4.00%, 11/15/2023	84,000	88,082
Fortive Corp.
3.15%, 6/15/2026	100,000	110,617
Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	222,388
nVent Finance Sarl
4.55%, 4/15/2028	100,000	108,345
Otis Worldwide Corp.
2.06%, 4/5/2025(a)	300,000	318,115
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/2028(c)	150,000	171,640

		1,128,393

Media - 1.0%
Charter Communications Operating LLC
4.91%, 7/23/2025	500,000	580,927
Comcast Corp.
4.15%, 10/15/2028	600,000	737,981
Discovery Communications LLC
3.95%, 3/20/2028	95,000	108,809
Omnicom Group, Inc.
3.63%, 5/1/2022	200,000	211,014
3.60%, 4/15/2026	100,000	112,142

		1,750,873

Metals & Mining - 0.9%
BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	300,000	331,436
Kinross Gold Corp.
5.95%, 3/15/2024	150,000	170,603
Rio Tinto Finance USA Ltd.
3.75%, 6/15/2025	300,000	341,813
Steel Dynamics, Inc.
2.80%, 12/15/2024	300,000	319,415
Vale Overseas Ltd.
6.25%, 8/10/2026	300,000	361,050

		1,524,317

Multiline Retail - 0.6%
Dollar General Corp.
3.88%, 4/15/2027	400,000	467,039
Dollar Tree, Inc.
3.70%, 5/15/2023	300,000	323,139
Target Corp.
3.38%, 4/15/2029	200,000	235,564

		1,025,742

Multi-Utilities - 2.1%
Ameren Corp.
2.50%, 9/15/2024	200,000	214,398
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025(a)	600,000	691,342
3.25%, 4/15/2028	100,000	115,021
Black Hills Corp.
3.15%, 1/15/2027	200,000	215,552
CMS Energy Corp.
3.45%, 8/15/2027	200,000	226,840
Dominion Energy, Inc.
3.07%, 8/15/2024(c)	200,000	217,357

Investments	Principal Amount ($)	Value ($)
Series A, 3.30%, 3/15/2025	250,000	277,994
DTE Energy Co.
2.85%, 10/1/2026	200,000	218,359
NiSource, Inc.
3.60%, 5/1/2030	300,000	353,410
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	200,000	209,180
2.88%, 6/15/2024	200,000	217,736
Sempra Energy
3.55%, 6/15/2024	200,000	219,368
3.25%, 6/15/2027	200,000	225,877
WEC Energy Group, Inc.
3.38%, 6/15/2021	250,000	256,570

		3,659,004

Oil, Gas & Consumable Fuels - 6.3%
Canadian Natural Resources Ltd.
3.85%, 6/1/2027	400,000	433,742
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027	500,000	566,071
Columbia Pipeline Group, Inc.
4.50%, 6/1/2025	150,000	175,012
Concho Resources, Inc.
4.38%, 1/15/2025	300,000	309,769
ConocoPhillips Co.
4.95%, 3/15/2026	300,000	364,422
Enable Midstream Partners LP
4.95%, 5/15/2028	250,000	240,859
Enbridge, Inc.
4.00%, 10/1/2023	200,000	218,198
3.70%, 7/15/2027	200,000	223,295
3.13%, 11/15/2029	200,000	215,786
Energy Transfer Operating LP
5.88%, 1/15/2024	500,000	551,911
5.50%, 6/1/2027	200,000	220,825
Enterprise Products Operating LLC
3.35%, 3/15/2023	430,000	457,300
3.75%, 2/15/2025	200,000	223,588
4.15%, 10/16/2028	250,000	293,362
EOG Resources, Inc.
4.15%, 1/15/2026	300,000	349,430
HollyFrontier Corp.
5.88%, 4/1/2026	200,000	219,776
Kinder Morgan, Inc.
4.30%, 3/1/2028	200,000	233,574
MPLX LP
4.00%, 2/15/2025	100,000	109,145
4.13%, 3/1/2027	350,000	382,256
Newfield Exploration Co.
5.63%, 7/1/2024	200,000	200,011
ONEOK Partners LP
4.90%, 3/15/2025	400,000	436,032
Phillips 66
3.85%, 4/9/2025	250,000	280,647
Phillips 66 Partners LP
3.55%, 10/1/2026	200,000	217,097

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Pioneer Natural Resources Co.
3.95%, 7/15/2022	250,000	261,592
Plains All American Pipeline LP
4.65%, 10/15/2025	150,000	161,860
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	700,000	812,846
4.20%, 3/15/2028	120,000	132,165
Spectra Energy Partners LP
4.75%, 3/15/2024	400,000	449,971
Total Capital International SA
3.75%, 4/10/2024	180,000	200,444
3.46%, 2/19/2029	200,000	233,048
TransCanada PipeLines Ltd.
4.25%, 5/15/2028	200,000	236,688
Transcanada Trust
Series 16-A, 5.87%, 8/15/2076(b)	200,000	215,441
5.30%, 3/15/2077(b)	500,000	505,872
Valero Energy Corp.
3.65%, 3/15/2025	200,000	219,945
3.40%, 9/15/2026	250,000	275,496
Valero Energy Partners LP
4.50%, 3/15/2028	200,000	232,728

		10,860,204

Paper & Forest Products - 0.1%
Suzano Austria GmbH
6.00%, 1/15/2029	200,000	222,900

Pharmaceuticals - 3.0%
AstraZeneca plc
3.38%, 11/16/2025	300,000	340,793
Bristol-Myers Squibb Co.
3.63%, 5/15/2024	300,000	332,403
3.90%, 2/20/2028	200,000	239,175
Eli Lilly and Co.
2.35%, 5/15/2022	250,000	258,580
3.38%, 3/15/2029	200,000	236,045
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	200,000	242,177
Johnson & Johnson
2.45%, 3/1/2026	500,000	554,523
2.95%, 3/3/2027	150,000	170,345
Merck & Co., Inc.
2.35%, 2/10/2022	250,000	257,821
2.80%, 5/18/2023	200,000	213,807
2.75%, 2/10/2025	365,000	398,895
Novartis Capital Corp.
3.40%, 5/6/2024	303,000	336,189
1.75%, 2/14/2025	250,000	263,610
3.00%, 11/20/2025	700,000	782,272
Pfizer, Inc.
1.70%, 5/28/2030	200,000	210,221
Zoetis, Inc.
3.25%, 2/1/2023	150,000	159,031
3.00%, 9/12/2027	145,000	163,430

		5,159,317

Investments	Principal Amount ($)	Value ($)
Professional Services - 0.3%
IHS Markit Ltd.
4.25%, 5/1/2029	150,000	178,154
Verisk Analytics, Inc.
4.00%, 6/15/2025	250,000	286,224

		464,378

Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.88%, 3/1/2026	200,000	233,632

Road & Rail - 0.7%
Burlington Northern Santa Fe LLC
3.05%, 3/15/2022	200,000	207,617
3.25%, 6/15/2027	200,000	231,360
CSX Corp.
3.25%, 6/1/2027	100,000	114,199
4.25%, 3/15/2029	200,000	244,524
Union Pacific Corp.
4.16%, 7/15/2022	100,000	106,475
3.95%, 9/10/2028	250,000	299,872

		1,204,047

Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.
3.50%, 12/5/2026	105,000	119,867
Broadcom Corp.
3.88%, 1/15/2027	300,000	333,553
Broadcom, Inc.
4.75%, 4/15/2029(a)	110,000	128,332
5.00%, 4/15/2030(a)	350,000	416,798
Intel Corp.
2.60%, 5/19/2026	150,000	166,538
Lam Research Corp.
3.75%, 3/15/2026	200,000	231,551
Maxim Integrated Products, Inc.
3.45%, 6/15/2027	200,000	221,334
Micron Technology, Inc.
4.19%, 2/15/2027	400,000	459,621
NVIDIA Corp.
3.20%, 9/16/2026	300,000	342,032
QUALCOMM, Inc.
3.25%, 5/20/2027	200,000	229,613
Texas Instruments, Inc.
2.90%, 11/3/2027	250,000	283,652

		2,932,891

Software - 1.9%
Adobe, Inc.
3.25%, 2/1/2025	250,000	280,286
2.30%, 2/1/2030	250,000	274,820
Autodesk, Inc.
3.50%, 6/15/2027	200,000	229,071
Citrix Systems, Inc.
4.50%, 12/1/2027	200,000	230,153
Microsoft Corp.
1.55%, 8/8/2021	500,000	506,362
2.38%, 2/12/2022	400,000	412,362
2.70%, 2/12/2025	140,000	153,636
3.13%, 11/3/2025	150,000	169,456

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.40%, 8/8/2026	100,000	110,210
3.30%, 2/6/2027	250,000	289,989
Oracle Corp.
2.65%, 7/15/2026	300,000	330,942
3.25%, 11/15/2027	200,000	229,080

		3,216,367

Specialty Retail - 1.5%
AutoZone, Inc.
3.25%, 4/15/2025	300,000	331,400
Home Depot, Inc. (The)
2.63%, 6/1/2022	400,000	417,004
3.35%, 9/15/2025	133,000	150,834
3.00%, 4/1/2026	330,000	373,125
Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	112,502
3.10%, 5/3/2027	300,000	339,113
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	341,031
Ross Stores, Inc.
4.70%, 4/15/2027	250,000	295,495
TJX Cos., Inc. (The)
3.88%, 4/15/2030	200,000	241,656

		2,602,160

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.
2.40%, 5/3/2023	1,700,000	1,798,228
3.00%, 2/9/2024	690,000	747,634
3.45%, 5/6/2024	165,000	183,108
3.25%, 2/23/2026	300,000	340,718
3.35%, 2/9/2027	80,000	92,329
3.20%, 5/11/2027	625,000	716,329
2.90%, 9/12/2027	500,000	565,663
1.65%, 5/11/2030	640,000	673,895
HP, Inc.
4.05%, 9/15/2022	200,000	213,850
Seagate HDD Cayman
4.88%, 6/1/2027	252,000	281,931
4.09%, 6/1/2029(a)	272,000	290,682

		5,904,367

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc.
2.38%, 11/1/2026	485,000	532,304

Tobacco - 1.6%
Altria Group, Inc.
3.49%, 2/14/2022	200,000	209,158
2.85%, 8/9/2022	160,000	167,278
4.00%, 1/31/2024	100,000	110,921
2.63%, 9/16/2026	160,000	172,459
4.80%, 2/14/2029	300,000	361,826
BAT Capital Corp.
3.56%, 8/15/2027	200,000	220,363
3.46%, 9/6/2029	400,000	437,053
Philip Morris International, Inc.
1.50%, 5/1/2025	68,000	70,396
2.75%, 2/25/2026	700,000	776,120
Reynolds American, Inc.
4.45%, 6/12/2025	200,000	227,607

		2,753,181

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors - 0.6%
Air Lease Corp.
3.00%, 9/15/2023	405,000	402,915
Aircastle Ltd.
4.40%, 9/25/2023	250,000	248,025
4.25%, 6/15/2026	200,000	188,237
GATX Corp.
4.55%, 11/7/2028	200,000	228,795

		1,067,972

Water Utilities - 0.1%
American Water Capital Corp.
2.95%, 9/1/2027	200,000	224,915

Wireless Telecommunication Services - 0.3%
T-Mobile USA, Inc.
3.75%, 4/15/2027(a)	364,000	412,707
Vodafone Group plc
3.75%, 1/16/2024	34,000	37,359

		450,066

TOTAL CORPORATE BONDS (Cost $162,141,606)		171,867,590

Total Investments - 99.0% (Cost $162,141,606)		171,867,590
Other Assets Less Liabilities - 1.0%		1,663,311

Net Assets - 100.0%		173,530,901

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2020.

(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 99.0%

Aerospace & Defense - 1.2%
Boeing Co. (The) 5.81%, 5/1/2050	150,000	176,585
L3Harris Technologies, Inc. 5.05%, 4/27/2045	20,000	28,541
Lockheed Martin Corp. 4.09%, 9/15/2052	125,000	174,695
Northrop Grumman Corp. 4.75%, 6/1/2043	135,000	185,875

		565,696

Auto Components - 0.3%
Aptiv plc 5.40%, 3/15/2049	50,000	57,590
BorgWarner, Inc. 4.38%, 3/15/2045	50,000	56,124

		113,714

Automobiles - 0.9%
General Motors Co. 6.60%, 4/1/2036	250,000	304,749
5.95%, 4/1/2049	100,000	119,979

		424,728

Banks - 7.6%
Bank of America Corp. 4.24%, 4/24/2038(a)	230,000	290,436
5.00%, 1/21/2044	140,000	202,010
Citigroup, Inc. 5.88%, 2/22/2033	100,000	133,690
8.13%, 7/15/2039	22,000	39,867
5.88%, 1/30/2042	35,000	54,301
4.75%, 5/18/2046	285,000	382,059
4.65%, 7/23/2048	195,000	274,566
Fifth Third Bancorp 8.25%, 3/1/2038	125,000	211,397
HSBC Holdings plc 6.50%, 5/2/2036	200,000	282,066
JPMorgan Chase & Co. 6.40%, 5/15/2038	100,000	160,686
4.26%, 2/22/2048(a)	90,000	121,294
3.90%, 1/23/2049(a)	105,000	135,531
Lloyds Banking Group plc 4.34%, 1/9/2048	200,000	251,283
Regions Financial Corp. 7.38%, 12/10/2037	100,000	152,104
Wachovia Corp. 5.50%, 8/1/2035	200,000	271,171
Wells Fargo & Co. 5.38%, 11/2/2043	265,000	373,013
Westpac Banking Corp. 4.42%, 7/24/2039	100,000	127,066

		3,462,540

Investments	Principal Amount ($)	Value ($)
Beverages - 2.0%
Anheuser-Busch Cos. LLC 4.70%, 2/1/2036	180,000	221,065
Anheuser-Busch InBev Worldwide, Inc. 5.45%, 1/23/2039	250,000	328,961
5.80%, 1/23/2059	50,000	75,011
Brown-Forman Corp. 4.50%, 7/15/2045	50,000	67,390
Molson Coors Beverage Co. 5.00%, 5/1/2042	50,000	56,792
PepsiCo, Inc. 3.45%, 10/6/2046	115,000	143,135

		892,354

Biotechnology - 4.1%
AbbVie, Inc. 4.40%, 11/6/2042	295,000	376,114
4.70%, 5/14/2045	130,000	170,194
4.45%, 5/14/2046	300,000	385,304
Amgen, Inc. 3.15%, 2/21/2040	200,000	226,660
5.15%, 11/15/2041	55,000	78,299
4.40%, 5/1/2045	130,000	175,666
4.66%, 6/15/2051	125,000	177,320
Biogen, Inc. 5.20%, 9/15/2045	200,000	286,013

		1,875,570

Building Products - 0.7%
Johnson Controls International plc 6.00%, 1/15/2036	250,000	332,209

Capital Markets - 4.0%
Brookfield Finance LLC 3.45%, 4/15/2050	50,000	52,208
Goldman Sachs Group, Inc. (The) 6.75%, 10/1/2037	315,000	473,741
4.02%, 10/31/2038(a)	130,000	158,558
5.15%, 5/22/2045	170,000	236,340
4.75%, 10/21/2045	85,000	117,660
Jefferies Group LLC 6.50%, 1/20/2043	200,000	254,672
Moody’s Corp. 5.25%, 7/15/2044	100,000	148,342
Morgan Stanley 6.38%, 7/24/2042	75,000	125,151
4.30%, 1/27/2045	60,000	81,024
Raymond James Financial, Inc. 4.95%, 7/15/2046	45,000	58,288
S&P Global, Inc. 4.50%, 5/15/2048	100,000	142,855

		1,848,839

Chemicals - 1.6%
Ecolab, Inc. 5.50%, 12/8/2041	100,000	150,162

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	100,000	128,289
LYB International Finance BV
4.88%, 3/15/2044	85,000	105,741
LyondellBasell Industries NV
4.63%, 2/26/2055	100,000	121,123
Praxair, Inc.
3.55%, 11/7/2042	10,000	12,094
Sherwin-Williams Co. (The)
4.50%, 6/1/2047	145,000	194,652

		712,061

Communications Equipment - 0.6%
Cisco Systems, Inc.
5.90%, 2/15/2039	85,000	135,087
5.50%, 1/15/2040	100,000	156,148

		291,235

Construction & Engineering - 0.2%
Valmont Industries, Inc.
5.00%, 10/1/2044	100,000	111,210

Construction Materials - 0.4%
Martin Marietta Materials, Inc.
4.25%, 12/15/2047	50,000	60,029
Vulcan Materials Co.
4.50%, 6/15/2047	100,000	121,396

		181,425

Consumer Finance - 0.1%
Ally Financial, Inc.
8.00%, 11/1/2031	17,000	23,560

Containers & Packaging - 0.5%
International Paper Co.
7.30%, 11/15/2039	150,000	221,309
Sonoco Products Co.
5.75%, 11/1/2040	20,000	25,740

		247,049

Diversified Financial Services - 0.6%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	200,000	206,739
Shell International Finance BV
3.13%, 11/7/2049	75,000	83,368

		290,107

Diversified Telecommunication Services - 4.5%
AT&T, Inc.
4.50%, 5/15/2035	220,000	264,379
4.30%, 12/15/2042	320,000	379,506
4.35%, 6/15/2045	300,000	355,732
Bell Canada, Inc.
4.30%, 7/29/2049	25,000	32,794
Verizon Communications, Inc.
4.27%, 1/15/2036	489,000	628,774
4.52%, 9/15/2048	100,000	139,041
4.00%, 3/22/2050	200,000	267,418

		2,067,644

Investments	Principal Amount ($)	Value ($)
Electric Utilities - 6.4%
AEP Texas, Inc.
Series H, 3.45%, 1/15/2050	130,000	155,411
Arizona Public Service Co.
4.35%, 11/15/2045	150,000	197,260
Duke Energy Corp.
3.75%, 9/1/2046	150,000	185,215
Exelon Corp.
4.45%, 4/15/2046	165,000	214,709
Georgia Power Co.
4.30%, 3/15/2042	200,000	248,197
Series B, 3.70%, 1/30/2050	50,000	60,586
Indiana Michigan Power Co.
6.05%, 3/15/2037	100,000	147,028
Interstate Power and Light Co.
6.25%, 7/15/2039	150,000	225,372
MidAmerican Energy Co.
4.25%, 7/15/2049	200,000	282,176
3.15%, 4/15/2050	100,000	121,474
Public Service Electric and Gas Co.
3.80%, 3/1/2046	115,000	149,611
Southern Co. (The)
4.40%, 7/1/2046	150,000	190,499
Virginia Electric and Power Co.
8.88%, 11/15/2038	200,000	380,598
Wisconsin Public Service Corp.
4.75%, 11/1/2044	100,000	135,197
Xcel Energy, Inc.
6.50%, 7/1/2036	150,000	228,639

		2,921,972

Electrical Equipment - 0.0%(b)
Eaton Corp.
4.15%, 11/2/2042	15,000	19,156

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.
4.75%, 3/15/2042	45,000	57,139
4.38%, 11/15/2057	125,000	156,648

		213,787

Energy Equipment & Services - 0.4%
Halliburton Co.
4.85%, 11/15/2035	185,000	201,787

Equity Real Estate Investment Trusts (REITs) - 0.4%
ERP Operating LP
4.50%, 7/1/2044	20,000	27,361
Federal Realty Investment Trust
4.50%, 12/1/2044	25,000	30,014
Simon Property Group LP
4.25%, 10/1/2044	100,000	115,529

		172,904

Food & Staples Retailing - 1.1%
Kroger Co. (The)
4.45%, 2/1/2047	45,000	59,090
Sysco Corp.
4.85%, 10/1/2045	35,000	41,576

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.45%, 3/15/2048	100,000	118,729
Walgreens Boots Alliance, Inc.
4.80%, 11/18/2044	150,000	170,653
4.10%, 4/15/2050	100,000	104,547

		494,595

Food Products - 0.5%
General Mills, Inc.
4.70%, 4/17/2048	50,000	72,398
Kellogg Co.
Series B, 7.45%, 4/1/2031	45,000	67,019
Mondelez International, Inc.
4.63%, 5/7/2048	50,000	69,362

		208,779

Gas Utilities - 1.0%
Atmos Energy Corp.
5.50%, 6/15/2041	100,000	147,230
4.13%, 10/15/2044	15,000	19,857
4.30%, 10/1/2048	100,000	136,833
ONE Gas, Inc.
4.50%, 11/1/2048	100,000	135,743
Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	20,000	27,859

		467,522

Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.
3.50%, 8/15/2046	100,000	119,331
Becton Dickinson and Co.
4.67%, 6/6/2047	100,000	134,218
DH Europe Finance II Sarl
3.40%, 11/15/2049	50,000	61,328
Koninklijke Philips NV
5.00%, 3/15/2042	135,000	181,612

		496,489

Health Care Providers & Services - 1.3%
Cardinal Health, Inc.
4.37%, 6/15/2047	150,000	177,348
CVS Health Corp.
5.05%, 3/25/2048	150,000	206,968
Humana, Inc.
4.95%, 10/1/2044	115,000	160,413
UnitedHealth Group, Inc.
3.88%, 8/15/2059	50,000	66,505

		611,234

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.
6.30%, 3/1/2038	75,000	116,620
4.45%, 3/1/2047	200,000	262,694
Starbucks Corp.
4.45%, 8/15/2049	150,000	196,793

		576,107

Household Products - 0.3%
Kimberly-Clark Corp.
2.88%, 2/7/2050	100,000	118,179

Investments	Principal Amount ($)	Value ($)
Industrial Conglomerates - 1.0%
3M Co.
4.00%, 9/14/2048	100,000	136,448
Honeywell International, Inc.
5.70%, 3/15/2036	100,000	149,286
Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043	20,000	28,222
Trane Technologies Luxembourg Finance SA
4.50%, 3/21/2049	100,000	129,166

		443,122

Insurance - 5.6%
Aflac, Inc.
6.45%, 8/15/2040	50,000	74,247
4.75%, 1/15/2049	45,000	61,844
Allstate Corp. (The)
6.50%, 5/15/2057(a)	15,000	18,586
American International Group, Inc.
3.88%, 1/15/2035	110,000	130,632
Aon plc
4.60%, 6/14/2044	55,000	73,808
4.75%, 5/15/2045	100,000	138,239
Arch Capital Group Ltd.
7.35%, 5/1/2034	150,000	227,222
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	65,000	104,066
4.25%, 1/15/2049	150,000	207,397
Brighthouse Financial, Inc.
4.70%, 6/22/2047	150,000	147,748
Chubb Corp. (The)
6.00%, 5/11/2037	30,000	46,218
Manulife Financial Corp.
5.38%, 3/4/2046	30,000	42,872
Markel Corp.
5.00%, 4/5/2046	150,000	195,054
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	20,000	27,171
4.90%, 3/15/2049	165,000	246,635
MetLife, Inc.
5.70%, 6/15/2035	100,000	150,649
6.40%, 12/15/2036	60,000	74,523
4.88%, 11/13/2043	50,000	70,752
Principal Financial Group, Inc.
6.05%, 10/15/2036	25,000	35,943
Progressive Corp. (The)
4.13%, 4/15/2047	100,000	137,536
Prudential Financial, Inc.
3.94%, 12/7/2049	145,000	179,030
Travelers Cos., Inc. (The)
4.10%, 3/4/2049	120,000	161,507

		2,551,679

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd.
4.00%, 12/6/2037	270,000	334,337
4.40%, 12/6/2057	50,000	70,737
Amazon.com, Inc.
4.25%, 8/22/2057	165,000	235,104
2.70%, 6/3/2060	50,000	55,540
eBay, Inc.
4.00%, 7/15/2042	35,000	40,193

		735,911

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
IT Services - 2.0%
Mastercard, Inc.
3.65%, 6/1/2049	200,000	255,124
Visa, Inc.
4.30%, 12/14/2045	170,000	242,936
3.65%, 9/15/2047	300,000	397,503

		895,563

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
4.10%, 8/15/2047	40,000	53,390

Machinery - 0.3%
Cummins, Inc.
4.88%, 10/1/2043	50,000	70,052
Fortive Corp.
4.30%, 6/15/2046	25,000	30,645
Illinois Tool Works, Inc.
3.90%, 9/1/2042	25,000	32,933

		133,630

Media - 5.9%
Charter Communications Operating LLC
5.38%, 4/1/2038	400,000	505,263
6.48%, 10/23/2045	250,000	350,229
4.80%, 3/1/2050	50,000	60,844
3.70%, 4/1/2051	100,000	105,499
Comcast Corp.
4.00%, 8/15/2047	50,000	66,040
4.70%, 10/15/2048	55,000	78,967
Discovery Communications LLC
5.00%, 9/20/2037	150,000	184,134
5.20%, 9/20/2047	150,000	191,730
Fox Corp.
5.58%, 1/25/2049	150,000	219,723
Time Warner Cable LLC
7.30%, 7/1/2038	200,000	291,388
6.75%, 6/15/2039	100,000	140,694
5.88%, 11/15/2040	100,000	130,269
4.50%, 9/15/2042	200,000	233,575
ViacomCBS, Inc.
5.85%, 9/1/2043	100,000	128,873

		2,687,228

Metals & Mining - 3.0%
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039	250,000	364,232
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	245,000	360,930
Newmont Corp.
5.88%, 4/1/2035	50,000	71,351
Nucor Corp.
4.40%, 5/1/2048	65,000	86,147
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	65,000	96,479
Vale Overseas Ltd.
6.88%, 11/21/2036	100,000	136,876
6.88%, 11/10/2039	200,000	276,111

		1,392,126

Investments	Principal Amount ($)	Value ($)
Multi-Utilities - 3.2%
Ameren Illinois Co.
4.50%, 3/15/2049	200,000	284,697
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	200,000	303,698
4.25%, 10/15/2050(c)	150,000	206,241
Consolidated Edison Co. of New York, Inc.
Series A, 4.13%, 5/15/2049	100,000	131,977
4.50%, 5/15/2058	130,000	176,677
NiSource, Inc.
4.38%, 5/15/2047	100,000	132,690
Sempra Energy
3.80%, 2/1/2038	100,000	118,172
Southern Co. Gas Capital Corp.
3.95%, 10/1/2046	84,000	102,130

		1,456,282

Oil, Gas & Consumable Fuels - 9.4%
BP Capital Markets America, Inc.
3.00%, 2/24/2050	50,000	54,022
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	45,000	56,852
4.95%, 6/1/2047	50,000	60,545
Columbia Pipeline Group, Inc.
5.80%, 6/1/2045	50,000	65,255
Devon Energy Corp.
5.60%, 7/15/2041	110,000	111,634
Enbridge Energy Partners LP
5.50%, 9/15/2040	100,000	125,662
Enbridge, Inc.
5.50%, 12/1/2046	125,000	168,066
Energy Transfer Operating LP
6.50%, 2/1/2042	200,000	220,216
6.25%, 4/15/2049	200,000	215,109
Enterprise Products Operating LLC
5.95%, 2/1/2041	105,000	140,109
4.45%, 2/15/2043	300,000	347,953
4.85%, 3/15/2044	230,000	277,086
4.25%, 2/15/2048	85,000	97,505
Exxon Mobil Corp.
4.33%, 3/19/2050	100,000	134,819
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	139,536
Kinder Morgan, Inc.
5.55%, 6/1/2045	225,000	291,758
Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	18,518
4.20%, 10/3/2047	70,000	78,748
4.85%, 2/1/2049	100,000	124,605
Marathon Petroleum Corp.
6.50%, 3/1/2041	100,000	131,026
MPLX LP
5.50%, 2/15/2049	100,000	120,010
ONEOK Partners LP
6.13%, 2/1/2041	100,000	111,461

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
ONEOK, Inc.
5.20%, 7/15/2048	100,000	100,594
Phillips 66
5.88%, 5/1/2042	90,000	126,813
Phillips 66 Partners LP
4.90%, 10/1/2046	75,000	83,939
Plains All American Pipeline LP
5.15%, 6/1/2042	85,000	83,923
Suncor Energy, Inc.
4.00%, 11/15/2047	115,000	127,728
TransCanada PipeLines Ltd.
4.63%, 3/1/2034	40,000	48,719
6.20%, 10/15/2037	225,000	318,238
7.63%, 1/15/2039	150,000	241,478
Valero Energy Corp.
4.90%, 3/15/2045	50,000	61,649

		4,283,576

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The)
3.70%, 8/15/2042	100,000	112,617

Pharmaceuticals - 3.2%
AstraZeneca plc
4.00%, 9/18/2042	50,000	66,090
Eli Lilly and Co.
3.95%, 3/15/2049	50,000	68,770
4.15%, 3/15/2059	145,000	208,576
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	45,000	72,810
Johnson & Johnson
5.85%, 7/15/2038	150,000	243,357
3.70%, 3/1/2046	255,000	337,427
Merck & Co., Inc.
3.70%, 2/10/2045	145,000	188,886
Novartis Capital Corp.
4.40%, 5/6/2044	120,000	169,810
2.75%, 8/14/2050	50,000	57,016
Zoetis, Inc.
4.70%, 2/1/2043	35,000	49,014

		1,461,756

Road & Rail - 2.7%
Burlington Northern Santa Fe LLC
5.15%, 9/1/2043	204,000	300,340
Canadian National Railway Co.
6.38%, 11/15/2037	100,000	161,063
Canadian Pacific Railway Co.
6.13%, 9/15/2115	100,000	169,656
Kansas City Southern
4.30%, 5/15/2043	100,000	128,545
Norfolk Southern Corp.
5.10%, 8/1/2118	50,000	71,624
Union Pacific Corp.
4.10%, 9/15/2067	325,000	423,783

		1,255,011

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.
3.73%, 12/8/2047	85,000	106,656
3.10%, 2/15/2060	200,000	233,413

Investments	Principal Amount ($)	Value ($)
KLA Corp.
3.30%, 3/1/2050	100,000	112,571
NVIDIA Corp.
3.50%, 4/1/2050	100,000	120,463
QUALCOMM, Inc.
4.80%, 5/20/2045	90,000	128,105
Texas Instruments, Inc.
4.15%, 5/15/2048	100,000	140,156

		841,364

Software - 3.6%
Microsoft Corp.
3.50%, 2/12/2035	160,000	203,749
3.70%, 8/8/2046	100,000	130,465
3.95%, 8/8/2056	269,000	378,024
2.68%, 6/1/2060	56,000	62,250
Oracle Corp.
6.13%, 7/8/2039	105,000	162,821
5.38%, 7/15/2040	200,000	293,586
3.60%, 4/1/2050	100,000	120,245
4.38%, 5/15/2055	165,000	223,294
3.85%, 4/1/2060	50,000	63,104

		1,637,538

Specialty Retail - 2.0%
Home Depot, Inc. (The)
5.88%, 12/16/2036	200,000	310,281
5.95%, 4/1/2041	150,000	240,586
4.25%, 4/1/2046	100,000	135,307
Lowe’s Cos., Inc.
4.38%, 9/15/2045	175,000	224,638

		910,812

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.
3.85%, 5/4/2043	100,000	130,510
4.38%, 5/13/2045	200,000	280,344
4.65%, 2/23/2046	190,000	276,173
2.95%, 9/11/2049	100,000	115,495
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(d)	200,000	255,976
HP, Inc.
6.00%, 9/15/2041	185,000	228,800

		1,287,298

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc.
3.63%, 5/1/2043	45,000	55,968
3.38%, 3/27/2050	100,000	121,777

		177,745

Tobacco - 5.2%
Altria Group, Inc.
5.80%, 2/14/2039	200,000	262,341
4.25%, 8/9/2042	240,000	271,256
5.38%, 1/31/2044	125,000	162,311
5.95%, 2/14/2049	50,000	70,828
BAT Capital Corp.
4.39%, 8/15/2037	400,000	458,269
4.54%, 8/15/2047	200,000	229,343

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Philip Morris International, Inc.
4.13%, 3/4/2043	330,000	414,835
4.25%, 11/10/2044	250,000	322,979
Reynolds American, Inc.
5.85%, 8/15/2045	150,000	198,922

		2,391,084

Trading Companies & Distributors - 0.3%
WW Grainger, Inc.
4.60%, 6/15/2045	100,000	136,006

Water Utilities - 0.4%
American Water Capital Corp.
4.30%, 12/1/2042	50,000	65,713
4.20%, 9/1/2048	70,000	95,108

		160,821

Wireless Telecommunication Services - 0.7%
T-Mobile USA, Inc.
4.38%, 4/15/2040(c)	100,000	122,191
4.50%, 4/15/2050(c)	100,000	125,085
Vodafone Group plc
5.25%, 5/30/2048	50,000	68,476

		315,752

TOTAL CORPORATE BONDS (Cost $40,214,816)		45,262,763

Total Investments - 99.0% (Cost $40,214,816)		45,262,763
Other Assets Less Liabilities - 1.0%		457,238

Net Assets - 100.0%		45,720,001

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2020.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.0%

Aerospace & Defense - 2.7%
Howmet Aerospace, Inc. 5.13%, 10/1/2024	150,000	159,478
6.75%, 1/15/2028	150,000	170,149
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025(a)	100,000	105,865
Signature Aviation US Holdings, Inc. 5.38%, 5/1/2026(a)	200,000	208,162
Spirit AeroSystems, Inc. 3.95%, 6/15/2023	190,000	161,262
7.50%, 4/15/2025(a)	455,000	448,075
TransDigm UK Holdings plc 6.88%, 5/15/2026	305,000	305,323
TransDigm, Inc. 6.50%, 5/15/2025	200,000	196,521
6.25%, 3/15/2026(a)	1,075,000	1,135,474
6.38%, 6/15/2026	415,000	407,812
7.50%, 3/15/2027	300,000	304,257
5.50%, 11/15/2027	1,095,000	1,041,017
Triumph Group, Inc. 6.25%, 9/15/2024(a)	275,000	243,232

		4,886,627

Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028(a)	100,000	102,500

Airlines - 0.6%
Delta Air Lines, Inc.
3.63%, 3/15/2022	250,000	245,633
2.90%, 10/28/2024	525,000	456,020
7.38%, 1/15/2026	475,000	471,397

		1,173,050

Auto Components - 2.2%
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	150,000	153,354
4.75%, 10/1/2027(a)	100,000	104,856
5.88%, 6/1/2029(a)	200,000	221,227
Clarios Global LP 6.25%, 5/15/2026(a)	500,000	535,997
8.50%, 5/15/2027(a)	1,260,000	1,326,339
Dana Financing Luxembourg Sarl 6.50%, 6/1/2026(a)	5,000	5,281
Dealer Tire LLC 8.00%, 2/1/2028(a)	225,000	221,625
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	425,000	424,734
4.88%, 3/15/2027	75,000	74,391
Icahn Enterprises LP 6.25%, 5/15/2026	810,000	857,879
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)	30,000	31,757

		3,957,440

Investments	Principal Amount ($)	Value ($)
Automobiles - 2.2%
Ford Motor Co. 8.50%, 4/21/2023	300,000	333,478
9.00%, 4/22/2025	500,000	589,755
4.35%, 12/8/2026	145,000	147,384
6.63%, 10/1/2028	365,000	398,230
6.38%, 2/1/2029	150,000	157,336
9.63%, 4/22/2030	100,000	131,911
7.45%, 7/16/2031	1,125,000	1,335,572
8.90%, 1/15/2032	225,000	249,750
4.75%, 1/15/2043	400,000	367,000
5.29%, 12/8/2046	125,000	119,412
Mclaren Finance plc 5.75%, 8/1/2022(a)	200,000	172,000

		4,001,828

Banks - 0.2%
UniCredit SpA 7.30%, 4/2/2034(a)(b)	325,000	378,216

Beverages - 0.2%
Cott Holdings, Inc. 5.50%, 4/1/2025(a)	275,000	286,000

Biotechnology - 0.1%
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027(a)	220,000	239,477

Building Products - 0.4%
BMC East LLC 5.50%, 10/1/2024(a)	75,000	76,961
Forterra Finance LLC 6.50%, 7/15/2025(a)	150,000	159,750
Masonite International Corp. 5.75%, 9/15/2026(a)	100,000	105,144
Patrick Industries, Inc. 7.50%, 10/15/2027(a)	200,000	213,435
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	130,000	135,663

		690,953

Capital Markets - 0.9%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027(a)	635,000	646,389
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026(a)	100,000	105,856
Deutsche Bank AG 4.88%, 12/1/2032(b)	200,000	191,291
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	30,000	30,409
FS Energy & Power Fund 7.50%, 8/15/2023(a)	310,000	273,542

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	130,000	135,605
MSCI, Inc. 4.00%, 11/15/2029(a)	200,000	215,338

		1,598,430

Chemicals - 2.8%
Anagram lnternational, Inc. 10.00%, 8/15/2026(a)(c)	58,825	58,825
CF Industries, Inc. 5.15%, 3/15/2034	130,000	149,801
4.95%, 6/1/2043	165,000	193,619
Chemours Co. (The) 6.63%, 5/15/2023	210,000	210,547
7.00%, 5/15/2025	185,000	187,960
5.38%, 5/15/2027	5,000	4,915
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	170,000	157,020
FXI Holdings, Inc. 7.88%, 11/1/2024(a)	305,000	265,919
12.25%, 11/15/2026(a)	502,000	493,323
Gates Global LLC 6.25%, 1/15/2026(a)	210,000	220,326
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	100,000	102,356
Hexion, Inc. 7.88%, 7/15/2027(a)	265,000	263,683
Illuminate Buyer LLC 9.00%, 7/1/2028(a)	110,000	118,113
Innophos Holdings, Inc. 9.38%, 2/15/2028(a)	175,000	179,047
Methanex Corp. 4.25%, 12/1/2024	175,000	170,030
Neon Holdings, Inc. 10.13%, 4/1/2026(a)	200,000	204,000
NOVA Chemicals Corp. 5.25%, 8/1/2023(a)	150,000	150,467
OCI NV 6.63%, 4/15/2023(a)	400,000	416,932
Olin Corp. 9.50%, 6/1/2025(a)	200,000	228,281
5.63%, 8/1/2029	100,000	95,727
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	300,000	295,685
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	100,000	106,190
TPC Group, Inc. 10.50%, 8/1/2024(a)	670,000	597,627
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	180,000	178,312
Venator Finance Sarl 9.50%, 7/1/2025(a)	75,000	77,625

		5,126,330

Commercial Services & Supplies - 3.8%
Allied Universal Holdco LLC 9.75%, 7/15/2027(a)	805,000	896,174
Aptim Corp. 7.75%, 6/15/2025(a)	300,000	125,594

Investments	Principal Amount ($)	Value ($)
APX Group, Inc. 7.63%, 9/1/2023	150,000	144,172
6.75%, 2/15/2027(a)	290,000	289,629
Aramark Services, Inc. 5.00%, 4/1/2025(a)	100,000	103,061
6.38%, 5/1/2025(a)	375,000	396,094
4.75%, 6/1/2026	350,000	349,267
Brink’s Co. (The) 5.50%, 7/15/2025(a)	200,000	212,875
Cimpress plc 7.00%, 6/15/2026(a)	380,000	386,293
Covanta Holding Corp. 5.88%, 7/1/2025	110,000	114,251
6.00%, 1/1/2027	100,000	103,856
Garda World Security Corp. 8.75%, 5/15/2025(a)	260,000	268,610
9.50%, 11/1/2027(a)	150,000	163,753
IAA, Inc. 5.50%, 6/15/2027(a)	100,000	106,813
Intrado Corp. 8.50%, 10/15/2025(a)	730,000	619,131
KAR Auction Services, Inc. 5.13%, 6/1/2025(a)	180,000	181,125
Matthews International Corp. 5.25%, 12/1/2025(a)	180,000	165,806
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)	200,000	205,877
Pitney Bowes, Inc. 5.70%, 4/1/2023(d)	150,000	132,203
4.63%, 3/15/2024	312,000	262,827
Prime Security Services Borrower LLC 6.25%, 1/15/2028(a)	635,000	662,946
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025(a)	100,000	103,740
Stericycle, Inc. 5.38%, 7/15/2024(a)	100,000	105,500
TMS International Holding Corp. 7.25%, 8/15/2025(a)	100,000	83,500
Vericast Corp. 9.25%, 3/1/2021(a)	244,000	246,287
8.38%, 8/15/2022(a)	100,000	82,102
12.50%, 5/1/2024(a)	312,372	321,743
Waste Pro USA, Inc. 5.50%, 2/15/2026(a)	150,000	152,686

		6,985,915

Construction & Engineering - 0.4%
AECOM 5.13%, 3/15/2027	200,000	220,462
Brand Industrial Services, Inc. 8.50%, 7/15/2025(a)	625,000	580,072

		800,534

Consumer Finance - 1.1%
Credit Acceptance Corp. 6.63%, 3/15/2026	400,000	419,250
Enova International, Inc. 8.50%, 9/1/2024(a)	130,000	118,124

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC 5.88%, 8/2/2021	10,000	10,281
4.54%, 8/1/2026	200,000	206,250
5.11%, 5/3/2029	400,000	428,380
OneMain Finance Corp. 5.63%, 3/15/2023	150,000	159,094
6.13%, 3/15/2024	175,000	190,722
6.63%, 1/15/2028	150,000	172,146
TMX Finance LLC 11.13%, 4/1/2023(a)	130,000	113,574
Voyager Aviation Holdings LLC 8.50%, 8/15/2021(a)	275,000	201,747

		2,019,568

Containers & Packaging - 1.3%
Cascades, Inc. 5.13%, 1/15/2026(a)	50,000	51,781
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	120,000	142,027
Flex Acquisition Co., Inc. 7.88%, 7/15/2026(a)	225,000	233,909
GPC Merger Sub, Inc. 7.13%, 8/15/2028(a)	100,000	104,187
Greif, Inc. 6.50%, 3/1/2027(a)	100,000	106,482
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(a)	50,000	52,366
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(a)	250,000	255,260
7.25%, 4/15/2025(a)	650,000	624,812
Plastipak Holdings, Inc. 6.25%, 10/15/2025(a)	180,000	180,338
Reynolds Group Issuer, Inc. 7.00%, 7/15/2024(a)	150,000	153,000
Sealed Air Corp. 5.25%, 4/1/2023(a)	50,000	53,307
Trident TPI Holdings, Inc. 9.25%, 8/1/2024(a)	90,000	95,785
6.63%, 11/1/2025(a)	100,000	98,615
Trivium Packaging Finance BV 8.50%, 8/15/2027(a)(d)	200,000	219,375

		2,371,244

Distributors - 0.7%
Core & Main LP 6.13%, 8/15/2025(a)	180,000	185,864
Performance Food Group, Inc. 5.50%, 6/1/2024(a)	50,000	50,620
Resideo Funding, Inc. 6.13%, 11/1/2026(a)	150,000	153,473
Wolverine Escrow LLC 9.00%, 11/15/2026(a)	750,000	547,500
13.13%, 11/15/2027(a)	600,000	397,500

		1,334,957

Diversified Consumer Services - 0.3%
Carriage Services, Inc. 6.63%, 6/1/2026(a)	100,000	106,107
Graham Holdings Co. 5.75%, 6/1/2026(a)	140,000	148,898

Investments	Principal Amount ($)	Value ($)
Midas Intermediate Holdco II LLC 7.88%, 10/1/2022(a)	30,000	23,356
Service Corp. International 5.13%, 6/1/2029	200,000	221,338

		499,699

Diversified Financial Services - 0.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	45,000	33,075
CNG Holdings, Inc. 12.50%, 6/15/2024(a)	111,000	99,680
Fairstone Financial, Inc. 7.88%, 7/15/2024(a)	100,000	101,302
Ford Holdings LLC 9.30%, 3/1/2030	325,000	381,875
Jefferies Finance LLC 7.25%, 8/15/2024(a)	110,000	101,487
6.25%, 6/3/2026(a)	200,000	196,000
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)	400,000	411,000

		1,324,419

Diversified Telecommunication Services - 5.6%
Altice France Holding SA 10.50%, 5/15/2027(a)	1,200,000	1,377,750
6.00%, 2/15/2028(a)	775,000	775,500
CCO Holdings LLC 5.75%, 2/15/2026(a)	705,000	739,369
5.13%, 5/1/2027(a)	610,000	647,986
5.00%, 2/1/2028(a)	760,000	806,360
5.38%, 6/1/2029(a)	450,000	493,263
4.75%, 3/1/2030(a)	545,000	580,765
4.50%, 8/15/2030(a)	425,000	450,991
4.25%, 2/1/2031(a)	360,000	376,298
CenturyLink, Inc. Series G, 6.88%, 1/15/2028	250,000	272,765
DKT Finance ApS 9.38%, 6/17/2023(a)	200,000	202,250
Koninklijke KPN NV 7.00%, 3/28/2073(a)(b)	100,000	109,575
Sprint Capital Corp. 6.88%, 11/15/2028	570,000	740,686
8.75%, 3/15/2032	350,000	540,225
Telecom Italia Capital SA 6.38%, 11/15/2033	505,000	617,451
7.20%, 7/18/2036	100,000	131,675
Telesat Canada 6.50%, 10/15/2027(a)	375,000	385,950
Virgin Media Secured Finance plc 5.50%, 8/15/2026(a)	200,000	213,039
5.50%, 5/15/2029(a)	200,000	218,318
Zayo Group Holdings, Inc. 6.13%, 3/1/2028(a)	575,000	594,677

		10,274,893

Electric Utilities - 1.2%
Emera, Inc. Series 16-A, 6.75%, 6/15/2076(b)	130,000	144,722

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
NRG Energy, Inc. 7.25%, 5/15/2026	200,000	216,165
6.63%, 1/15/2027	310,000	330,602
5.75%, 1/15/2028	285,000	313,909
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	75,000	76,017
Vistra Operations Co. LLC 5.50%, 9/1/2026(a)	250,000	263,750
5.63%, 2/15/2027(a)	750,000	805,815

		2,150,980

Electrical Equipment - 0.1%
Sensata Technologies BV 4.88%, 10/15/2023(a)	100,000	105,436

Electronic Equipment, Instruments & Components - 0.2%
Ingram Micro, Inc. 5.45%, 12/15/2024(d)	185,000	190,792
TTM Technologies, Inc. 5.63%, 10/1/2025(a)	125,000	127,917

		318,709

Energy Equipment & Services - 1.8%
CSI Compressco LP 7.50%, 4/1/2025(a)	23,000	19,713
10.00%, 4/1/2026(a)(c)	72,000	44,290
Diamond Offshore Drilling, Inc. 3.45%, 11/1/2023(e)	90,000	10,247
7.88%, 8/15/2025(e)	310,000	35,456
Exterran Energy Solutions LP 8.13%, 5/1/2025	150,000	127,672
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	140,000	88,550
Oceaneering International, Inc. 4.65%, 11/15/2024	225,000	151,453
6.00%, 2/1/2028	225,000	143,057
Precision Drilling Corp. 7.75%, 12/15/2023	100,000	75,365
7.13%, 1/15/2026(a)	425,000	294,763
SESI LLC 7.13%, 12/15/2021(a)(d)	390,000	156,975
Transocean Sentry Ltd. 5.38%, 5/15/2023(a)	250,000	223,125
Transocean, Inc. 8.37%, 12/15/2021(d)	75,000	51,750
7.25%, 11/1/2025(a)	630,000	311,850
7.50%, 1/15/2026(a)	750,000	375,000
8.00%, 2/1/2027(a)	430,000	215,935
USA Compression Partners LP 6.88%, 4/1/2026	255,000	261,972
Vantage Drilling International 9.25%, 11/15/2023(a)	200,000	129,729
Weatherford International Ltd. 11.00%, 12/1/2024(a)	805,000	585,477

		3,302,379

Investments	Principal Amount ($)	Value ($)
Entertainment - 1.6%
Allen Media LLC 10.50%, 2/15/2028(a)	150,000	139,102
Cinemark USA, Inc. 5.13%, 12/15/2022	220,000	192,173
4.88%, 6/1/2023	350,000	298,375
Live Nation Entertainment, Inc. 4.88%, 11/1/2024(a)	145,000	137,351
5.63%, 3/15/2026(a)	300,000	286,128
4.75%, 10/15/2027(a)	285,000	263,715
Netflix, Inc. 5.88%, 11/15/2028	740,000	915,221
5.38%, 11/15/2029(a)	125,000	151,562
4.88%, 6/15/2030(a)	395,000	465,192

		2,848,819

Equity Real Estate Investment Trusts (REITs) - 4.1%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	650,000	547,566
CoreCivic, Inc. 4.63%, 5/1/2023	100,000	97,562
Diversified Healthcare Trust 9.75%, 6/15/2025	255,000	281,803
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	330,000	337,588
4.63%, 10/1/2027(a)	350,000	337,243
GEO Group, Inc. (The) 5.88%, 10/15/2024	517,000	411,607
HAT Holdings I LLC 5.25%, 7/15/2024(a)	100,000	104,386
Iron Mountain, Inc. 5.25%, 3/15/2028(a)	350,000	368,311
4.88%, 9/15/2029(a)	355,000	370,176
iStar, Inc. 4.75%, 10/1/2024	400,000	395,750
Mack-Cali Realty LP 3.15%, 5/15/2023	100,000	90,016
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	75,000	81,305
MPT Operating Partnership LP 5.25%, 8/1/2026	100,000	105,290
4.63%, 8/1/2029	100,000	105,828
Park Intermediate Holdings LLC 7.50%, 6/1/2025(a)	300,000	320,662
SBA Communications Corp. 4.00%, 10/1/2022	125,000	126,971
Service Properties Trust 5.00%, 8/15/2022	275,000	272,204
4.50%, 6/15/2023	100,000	95,187
4.35%, 10/1/2024	600,000	538,620
Uniti Group LP 6.00%, 4/15/2023(a)	185,000	186,387
8.25%, 10/15/2023	595,000	578,638
7.13%, 12/15/2024(a)	300,000	283,685
7.88%, 2/15/2025(a)	900,000	948,730
VICI Properties LP 4.25%, 12/1/2026(a)	295,000	304,315
4.63%, 12/1/2029(a)	150,000	157,423

		7,447,253

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Food & Staples Retailing - 1.0%
Albertsons Cos., Inc. 4.63%, 1/15/2027(a)	65,000	68,806
5.88%, 2/15/2028(a)	665,000	729,299
Fresh Market, Inc. (The) 9.75%, 5/1/2023(a)	480,000	398,400
Ingles Markets, Inc. 5.75%, 6/15/2023	92,000	93,667
KeHE Distributors LLC 8.63%, 10/15/2026(a)	100,000	108,484
US Foods, Inc. 5.88%, 6/15/2024(a)	100,000	100,063
6.25%, 4/15/2025(a)	245,000	263,090

		1,761,809

Food Products - 3.4%
Chobani LLC 7.50%, 4/15/2025(a)	180,000	188,211
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	150,000	160,561
Del Monte Foods, Inc. 11.88%, 5/15/2025(a)	310,000	331,506
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	65,000	64,262
Kraft Heinz Foods Co. 5.00%, 7/15/2035	170,000	199,383
6.88%, 1/26/2039	150,000	201,597
7.13%, 8/1/2039(a)	160,000	217,514
6.50%, 2/9/2040	70,000	88,694
5.00%, 6/4/2042	300,000	337,287
5.20%, 7/15/2045	300,000	342,732
4.38%, 6/1/2046	440,000	463,364
4.88%, 10/1/2049(a)	160,000	177,063
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(a)	500,000	526,157
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(a)	500,000	513,125
Post Holdings, Inc. 5.75%, 3/1/2027(a)	600,000	640,689
5.63%, 1/15/2028(a)	355,000	388,610
5.50%, 12/15/2029(a)	455,000	499,920
Sigma Holdco BV 7.88%, 5/15/2026(a)	310,000	313,043
Simmons Foods, Inc. 5.75%, 11/1/2024(a)	285,000	287,167
TreeHouse Foods, Inc. 6.00%, 2/15/2024(a)	300,000	310,531

		6,251,416

Gas Utilities - 0.2%
AmeriGas Partners LP 5.63%, 5/20/2024	150,000	161,716
Suburban Propane Partners LP 5.50%, 6/1/2024	110,000	112,400
5.88%, 3/1/2027	150,000	153,159

		427,275

Investments	Principal Amount ($)	Value ($)
Health Care Equipment & Supplies - 0.6%
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)	225,000	237,660
Hologic, Inc. 4.63%, 2/1/2028(a)	250,000	267,807
Immucor, Inc. 11.13%, 2/15/2022(a)	30,000	30,090
Ortho-Clinical Diagnostics, Inc. 7.25%, 2/1/2028(a)	425,000	445,453
Teleflex, Inc. 4.88%, 6/1/2026	150,000	158,034

		1,139,044

Health Care Providers & Services - 3.7%
AdaptHealth LLC 6.13%, 8/1/2028(a)	100,000	104,465
AHP Health Partners, Inc. 9.75%, 7/15/2026(a)	330,000	351,800
Air Methods Corp. 8.00%, 5/15/2025(a)	325,000	229,497
Centene Corp. 4.63%, 12/15/2029	500,000	558,277
Community Health Systems, Inc. 6.63%, 2/15/2025(a)	125,000	126,600
DaVita, Inc. 4.63%, 6/1/2030(a)	200,000	213,125
Encompass Health Corp. 4.50%, 2/1/2028	300,000	314,007
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	400,000	161,424
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026(a)	180,000	166,691
HCA, Inc. 7.69%, 6/15/2025	150,000	177,172
3.50%, 9/1/2030	425,000	447,227
7.50%, 11/6/2033	200,000	270,212
LifePoint Health, Inc. 6.75%, 4/15/2025(a)	150,000	162,000
MEDNAX, Inc. 6.25%, 1/15/2027(a)	255,000	269,986
Molina Healthcare, Inc. 5.38%, 11/15/2022(d)	150,000	157,834
4.38%, 6/15/2028(a)	155,000	164,847
One Call Corp. 10.00%, 10/1/2024(a)	110,000	95,700
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	530,000	532,650
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026(a)	425,000	473,176
Select Medical Corp. 6.25%, 8/15/2026(a)	300,000	323,712
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	440,000	257,400
Tenet Healthcare Corp. 7.00%, 8/1/2025	100,000	103,489
4.88%, 1/1/2026(a)	175,000	183,278
6.25%, 2/1/2027(a)	200,000	212,721
US Renal Care, Inc. 10.63%, 7/15/2027(a)	315,000	336,400
West Street Merger Sub, Inc. 6.38%, 9/1/2025(a)	285,000	289,987

		6,683,677

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Health Care Technology - 0.2%
IQVIA, Inc. 5.00%, 10/15/2026(a)	300,000	317,619

Hotels, Restaurants & Leisure - 7.7%
1011778 BC ULC 4.25%, 5/15/2024(a)	475,000	484,975
5.00%, 10/15/2025(a)	1,235,000	1,264,881
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022(a)(e)	180,000	450
Arrow Bidco LLC 9.50%, 3/15/2024(a)	190,000	149,407
Boyd Gaming Corp. 6.38%, 4/1/2026	448,000	458,703
6.00%, 8/15/2026	165,000	166,887
Carlson Travel, Inc. 6.75%, 12/15/2023(a)	300,000	232,094
Carnival Corp. 11.50%, 4/1/2023(a)	1,035,000	1,127,172
Cedar Fair LP 5.38%, 4/15/2027	375,000	362,964
Churchill Downs, Inc. 5.50%, 4/1/2027(a)	100,000	104,857
Cirsa Finance International SARL 7.88%, 12/20/2023(a)	310,000	289,850
Colt Merger Sub, Inc. 8.13%, 7/1/2027(a)	100,000	102,006
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	75,000	59,898
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	130,000	128,876
Golden Nugget, Inc. 6.75%, 10/15/2024(a)	1,130,000	783,938
8.75%, 10/1/2025(a)	100,000	52,625
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	225,000	228,070
5.13%, 5/1/2026	500,000	519,280
4.88%, 1/15/2030	250,000	262,445
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	150,000	156,160
International Game Technology plc 6.50%, 2/15/2025(a)	500,000	540,307
6.25%, 1/15/2027(a)	72,000	76,847
5.25%, 1/15/2029(a)	100,000	102,340
IRB Holding Corp. 6.75%, 2/15/2026(a)	430,000	433,225
Jacobs Entertainment, Inc. 7.88%, 2/1/2024(a)	230,000	209,563
KFC Holding Co. 5.00%, 6/1/2024(a)	200,000	205,381
5.25%, 6/1/2026(a)	200,000	210,571
4.75%, 6/1/2027(a)	400,000	428,722

Investments	Principal Amount ($)	Value ($)
LTF Merger Sub, Inc. 8.50%, 6/15/2023(a)	290,000	241,757
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	300,000	308,016
Merlin Entertainments Ltd. 5.75%, 6/15/2026(a)	400,000	381,424
Powdr Corp. 6.00%, 8/1/2025(a)	100,000	102,625
Royal Caribbean Cruises Ltd. 9.13%, 6/15/2023(a)	255,000	261,056
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)	250,000	246,091
9.25%, 4/15/2025(a)	185,000	204,078
Six Flags Entertainment Corp. 5.50%, 4/15/2027(a)	350,000	331,188
Sugarhouse HSP Gaming Prop Mezz LP 5.88%, 5/15/2025(a)	100,000	95,365
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027(a)	350,000	341,621
Viking Cruises Ltd. 6.25%, 5/15/2025(a)	380,000	251,235
13.00%, 5/15/2025(a)	305,000	333,113
5.88%, 9/15/2027(a)	585,000	385,735
Wyndham Destinations, Inc. 5.40%, 4/1/2024(d)	160,000	160,183
5.75%, 4/1/2027(d)	200,000	198,712
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026(a)	180,000	184,123
Wynn Las Vegas LLC 4.25%, 5/30/2023(a)	100,000	93,938
5.50%, 3/1/2025(a)	210,000	197,925
5.25%, 5/15/2027(a)	185,000	165,099
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	375,000	359,531
Yum! Brands, Inc. 4.75%, 1/15/2030(a)	150,000	163,157

		14,148,466

Household Durables - 1.2%
American Greetings Corp. 8.75%, 4/15/2025(a)	210,000	196,066
Ashton Woods USA LLC 6.75%, 8/1/2025(a)	150,000	152,797
6.63%, 1/15/2028(a)	150,000	151,500
Brookfield Residential Properties, Inc. 6.38%, 5/15/2025(a)	110,000	112,051
6.25%, 9/15/2027(a)	265,000	265,613
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)	145,000	155,331
Century Communities, Inc. 6.75%, 6/1/2027	200,000	214,169
KB Home 6.88%, 6/15/2027	100,000	113,356
LGI Homes, Inc. 6.88%, 7/15/2026(a)	100,000	106,856
Newell Brands, Inc. 5.87%, 4/1/2036(d)	254,000	288,290

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
PulteGroup, Inc. 6.38%, 5/15/2033	150,000	188,021
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028(a)	100,000	112,627
TopBuild Corp. 5.63%, 5/1/2026(a)	100,000	103,856

		2,160,533

Household Products - 0.2%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(a)	425,000	433,500

Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy Operating LLC 5.75%, 10/15/2025	150,000	160,516
Talen Energy Supply LLC 6.50%, 6/1/2025	300,000	202,094
10.50%, 1/15/2026(a)	440,000	342,234
6.63%, 1/15/2028(a)	50,000	50,353
TransAlta Corp. 4.50%, 11/15/2022	400,000	405,250

		1,160,447

Insurance - 1.5%
Acrisure LLC 7.00%, 11/15/2025(a)	235,000	238,108
10.13%, 8/1/2026(a)	240,000	265,761
Alliant Holdings Intermediate LLC 6.75%, 10/15/2027(a)	250,000	266,048
AmWINS Group, Inc. 7.75%, 7/1/2026(a)	75,000	82,861
AssuredPartners, Inc. 7.00%, 8/15/2025(a)	280,000	285,072
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	30,000	32,874
Genworth Holdings, Inc. (ICE LIBOR USD 3 Month + 2.00%), 2.39%, 11/15/2036(f)	240,000	81,600
GTCR AP Finance, Inc. 8.00%, 5/15/2027(a)	275,000	291,104
HUB International Ltd. 7.00%, 5/1/2026(a)	480,000	510,722
NFP Corp. 6.88%, 7/15/2025(a)	430,000	444,641
6.88%, 8/15/2028(a)	115,000	115,288
USI, Inc. 6.88%, 5/1/2025(a)	130,000	133,655

		2,747,734

Interactive Media & Services - 0.2%
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)	285,000	298,110
TripAdvisor, Inc. 7.00%, 7/15/2025(a)	100,000	104,967

		403,077

Investments	Principal Amount ($)	Value ($)
Internet & Direct Marketing Retail - 0.8%
Getty Images, Inc. 9.75%, 3/1/2027(a)	150,000	140,034
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(a)	200,000	213,713
Match Group Holdings II LLC 5.63%, 2/15/2029(a)	235,000	255,812
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	485,000	449,702
QVC, Inc. 4.38%, 3/15/2023	250,000	261,537
5.45%, 8/15/2034	100,000	95,000

		1,415,798

IT Services - 1.3%
Banff Merger Sub, Inc. 9.75%, 9/1/2026(a)	1,190,000	1,261,257
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(a)	100,000	102,614
Flexential Intermediate Corp. 11.25%, 8/1/2024(a)	155,000	157,809
Northwest Fiber LLC 10.75%, 6/1/2028(a)	150,000	163,875
Presidio Holdings, Inc. 8.25%, 2/1/2028(a)	300,000	312,938
VeriSign, Inc. 4.75%, 7/15/2027	300,000	326,429

		2,324,922

Leisure Products - 0.0%(g)
Vista Outdoor, Inc. 5.88%, 10/1/2023	75,000	75,273

Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6.00%, 10/1/2024(a)	100,000	105,375
Charles River Laboratories International, Inc. 5.50%, 4/1/2026(a)	100,000	105,915

		211,290

Machinery - 2.3%
Apex Tool Group LLC 9.00%, 2/15/2023(a)	180,000	144,656
BCD Acquisition, Inc. 9.63%, 9/15/2023(a)	250,000	245,779
Cleaver-Brooks, Inc. 7.88%, 3/1/2023(a)	100,000	96,115
EnPro Industries, Inc. 5.75%, 10/15/2026	100,000	103,856
Granite US Holdings Corp. 11.00%, 10/1/2027(a)	150,000	144,440
HTA Group Ltd. 7.00%, 12/18/2025(a)	475,000	492,447
Husky III Holding Ltd. 13.00%, 2/15/2025(a)(c)	295,000	297,397
JPW Industries Holding Corp. 9.00%, 10/1/2024(a)	100,000	84,364
Manitowoc Co., Inc. (The) 9.00%, 4/1/2026(a)	100,000	102,671
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024(a)	310,000	304,220
Meritor, Inc. 6.25%, 2/15/2024	100,000	102,615

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Mueller Water Products, Inc. 5.50%, 6/15/2026(a)	100,000	105,424
Navistar International Corp. 6.63%, 11/1/2025(a)	600,000	616,563
RBS Global, Inc. 4.88%, 12/15/2025(a)	100,000	103,064
SPX FLOW, Inc. 5.88%, 8/15/2026(a)	100,000	105,106
Terex Corp. 5.63%, 2/1/2025(a)	250,000	254,720
Titan Acquisition Ltd. 7.75%, 4/15/2026(a)	245,000	242,649
Vertical US Newco, Inc. 5.25%, 7/15/2027(a)	150,000	159,375
Wabash National Corp. 5.50%, 10/1/2025(a)	100,000	97,614
Welbilt, Inc. 9.50%, 2/15/2024	250,000	237,500
Werner FinCo. LP 8.75%, 7/15/2025(a)	150,000	129,547

		4,170,122

Marine - 0.2%
Stena AB 7.00%, 2/1/2024(a)	310,000	302,605

Media - 8.2%
AMC Networks, Inc. 5.00%, 4/1/2024	250,000	254,687
4.75%, 8/1/2025	350,000	359,312
Belo Corp. 7.25%, 9/15/2027	100,000	109,356
CSC Holdings LLC 7.50%, 4/1/2028(a)	600,000	691,011
5.75%, 1/15/2030(a)	450,000	499,412
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(a)	190,000	172,808
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	748,000	577,819
DISH DBS Corp. 5.88%, 7/15/2022	250,000	263,375
5.00%, 3/15/2023	625,000	652,381
5.88%, 11/15/2024	530,000	553,408
7.75%, 7/1/2026	1,525,000	1,721,519
Gray Television, Inc. 5.88%, 7/15/2026(a)	175,000	181,409
7.00%, 5/15/2027(a)	195,000	213,554
iHeartCommunications, Inc. 6.38%, 5/1/2026	100,000	105,484
8.38%, 5/1/2027	940,000	940,230
5.25%, 8/15/2027(a)	265,000	268,098
Liberty Interactive LLC 8.50%, 7/15/2029	190,000	199,774
8.25%, 2/1/2030	300,000	317,074
Meredith Corp. 6.88%, 2/1/2026	872,000	759,359
Midcontinent Communications 5.38%, 8/15/2027(a)	200,000	208,336

Investments	Principal Amount ($)	Value ($)
National CineMedia LLC 5.88%, 4/15/2028(a)	350,000	280,152
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027(a)	200,000	214,373
Outfront Media Capital LLC 6.25%, 6/15/2025(a)	200,000	203,625
Quebecor Media, Inc. 5.75%, 1/15/2023	400,000	437,162
Radiate Holdco LLC 6.63%, 2/15/2025(a)	240,000	246,901
Sinclair Television Group, Inc. 5.50%, 3/1/2030(a)	125,000	125,174
Sirius XM Radio, Inc. 5.50%, 7/1/2029(a)	200,000	223,188
TEGNA, Inc. 4.63%, 3/15/2028(a)	200,000	198,150
5.00%, 9/15/2029(a)	150,000	151,359
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(a)	650,000	667,469
Univision Communications, Inc. 5.13%, 2/15/2025(a)	915,000	889,837
6.63%, 6/1/2027(a)	700,000	703,836
UPC Holding BV
5.50%, 1/15/2028(a)	310,000	315,368
Urban One, Inc. 7.38%, 4/15/2022(a)	35,000	31,186
Videotron Ltd. 5.13%, 4/15/2027(a)	300,000	318,122
Ziggo Bond Co. BV 6.00%, 1/15/2027(a)	365,000	387,960
Ziggo BV 5.50%, 1/15/2027(a)	445,000	470,296

		14,912,564

Metals & Mining - 2.0%
Alcoa Nederland Holding BV 6.13%, 5/15/2028(a)	200,000	216,463
Allegheny Technologies, Inc. 7.88%, 8/15/2023(d)	250,000	263,869
Arconic Corp. 6.13%, 2/15/2028(a)	100,000	106,657
Baffinland Iron Mines Corp. 8.75%, 7/15/2026(a)	150,000	156,028
Big River Steel LLC 7.25%, 9/1/2025(a)	225,000	227,811
Carpenter Technology Corp. 4.45%, 3/1/2023	100,000	102,775
Cleveland-Cliffs, Inc. 9.88%, 10/17/2025(a)	350,000	382,813
5.88%, 6/1/2027	345,000	297,131
Commercial Metals Co. 5.75%, 4/15/2026	230,000	240,457
Compass Minerals International, Inc. 6.75%, 12/1/2027(a)	140,000	152,137
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027(a)	55,000	59,938
Freeport-McMoRan, Inc. 5.40%, 11/14/2034	100,000	112,541

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc. 7.25%, 1/15/2023(a)	100,000	101,615
Infrabuild Australia Pty. Ltd. 12.00%, 10/1/2024(a)	200,000	189,000
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028(a)	100,000	109,175
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026(a)	150,000	156,909
Kaiser Aluminum Corp. 6.50%, 5/1/2025(a)	150,000	160,525
Mineral Resources Ltd. 8.13%, 5/1/2027(a)	300,000	331,999
Northwest Acquisitions ULC 7.13%, 11/1/2022(a)(e)	255,000	3,506
Warrior Met Coal, Inc. 8.00%, 11/1/2024(a)	210,000	216,136

		3,587,485

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Starwood Property Trust, Inc. 5.00%, 12/15/2021	128,000	129,720
4.75%, 3/15/2025	200,000	193,229

		322,949

Multiline Retail - 0.8%
Macy’s Retail Holdings LLC 2.88%, 2/15/2023	385,000	322,341
3.63%, 6/1/2024	690,000	539,960
Macy’s, Inc. 8.38%, 6/15/2025(a)	500,000	522,980

		1,385,281

Oil, Gas & Consumable Fuels - 9.7%
Alliance Resource Operating Partners LP 7.50%, 5/1/2025(a)	245,000	171,500
Antero Midstream Partners LP 5.38%, 9/15/2024	700,000	637,186
5.75%, 3/1/2027(a)	200,000	175,327
Antero Resources Corp. 5.13%, 12/1/2022	300,000	240,668
Ascent Resources Utica Holdings LLC 10.00%, 4/1/2022(a)	250,000	207,416
7.00%, 11/1/2026(a)	360,000	231,682
Baytex Energy Corp. 8.75%, 4/1/2027(a)	295,000	153,400
Berry Petroleum Co. LLC 7.00%, 2/15/2026(a)	140,000	112,498
Blue Racer Midstream LLC 6.13%, 11/15/2022(a)	100,000	99,527
Bruin E&P Partners LLC 8.88%, 8/1/2023(a)(e)	200,000	104
Buckeye Partners LP 5.60%, 10/15/2044	100,000	89,812
Callon Petroleum Co. 6.25%, 4/15/2023	400,000	131,246
6.13%, 10/1/2024	370,000	114,931
Calumet Specialty Products Partners LP 7.63%, 1/15/2022	30,000	30,405
7.75%, 4/15/2023	150,000	137,422
11.00%, 4/15/2025(a)	150,000	145,499

Investments	Principal Amount ($)	Value ($)
Cenovus Energy, Inc. 3.80%, 9/15/2023	350,000	351,113
4.25%, 4/15/2027	200,000	190,288
Centennial Resource Production LLC 6.88%, 4/1/2027(a)	90,000	40,986
Cheniere Energy Partners LP 5.25%, 10/1/2025	365,000	374,490
5.63%, 10/1/2026	260,000	275,067
Citgo Holding, Inc. 9.25%, 8/1/2024(a)	490,000	491,225
CITGO Petroleum Corp. 7.00%, 6/15/2025(a)	280,000	289,324
CNX Resources Corp. 7.25%, 3/14/2027(a)	240,000	235,495
Comstock Resources, Inc. 7.50%, 5/15/2025(a)	280,000	265,300
9.75%, 8/15/2026	450,000	451,334
CONSOL Energy, Inc. 11.00%, 11/15/2025(a)	125,000	52,331
Crestwood Midstream Partners LP 6.25%, 4/1/2023(d)	150,000	145,516
5.75%, 4/1/2025	100,000	95,689
5.63%, 5/1/2027(a)	150,000	140,723
CVR Energy, Inc. 5.75%, 2/15/2028(a)	150,000	134,670
DCP Midstream LP Series A, 7.38%, 12/15/2022(b)(h)	250,000	168,291
Delek Logistics Partners LP 6.75%, 5/15/2025	75,000	68,430
Denbury Resources, Inc. 9.00%, 5/15/2021(a)(e)	150,000	63,703
7.75%, 2/15/2024(a)(e)	350,000	148,568
Energy Ventures Gom LLC 11.00%, 2/15/2023(a)	100,000	84,365
EnLink Midstream LLC 5.38%, 6/1/2029	50,000	40,105
EnLink Midstream Partners LP Series C, 6.00%, 12/15/2022(b)(h)	50,000	19,750
4.15%, 6/1/2025	725,000	582,758
5.45%, 6/1/2047	185,000	104,849
Enviva Partners LP 6.50%, 1/15/2026(a)	220,000	237,463
EQM Midstream Partners LP 6.00%, 7/1/2025(a)	175,000	185,834
Genesis Energy LP 6.50%, 10/1/2025	125,000	116,171
7.75%, 2/1/2028	175,000	168,936
Global Partners LP 7.00%, 6/15/2023	100,000	98,885
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(a)	200,000	89,940
Hilcorp Energy I LP 5.00%, 12/1/2024(a)	300,000	286,087
6.25%, 11/1/2028(a)	60,000	55,339

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Indigo Natural Resources LLC 6.88%, 2/15/2026(a)	110,000	106,353
Ithaca Energy North Sea plc 9.38%, 7/15/2024(a)	200,000	174,498
Jonah Energy LLC 7.25%, 10/15/2025(a)	110,000	14,058
Laredo Petroleum, Inc. 9.50%, 1/15/2025	90,000	65,137
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026(a)	150,000	146,063
Matador Resources Co. 5.88%, 9/15/2026	390,000	297,324
MEG Energy Corp. 7.00%, 3/31/2024(a)	222,000	212,033
7.13%, 2/1/2027(a)	280,000	249,900
Montage Resources Corp. 8.88%, 7/15/2023	210,000	172,808
Moss Creek Resources Holdings, Inc. 10.50%, 5/15/2027(a)	300,000	181,068
Murphy Oil Corp. 6.88%, 8/15/2024	128,000	127,693
5.75%, 8/15/2025	180,000	169,889
5.88%, 12/1/2027	360,000	331,538
Natural Resource Partners LP 9.13%, 6/30/2025(a)	150,000	127,109
Neptune Energy Bondco plc 6.63%, 5/15/2025(a)	200,000	175,623
NGL Energy Partners LP 7.50%, 11/1/2023	225,000	178,451
6.13%, 3/1/2025	200,000	137,729
7.50%, 4/15/2026	125,000	86,542
Oasis Petroleum, Inc. 6.88%, 3/15/2022	200,000	37,695
6.25%, 5/1/2026(a)	100,000	18,066
Occidental Petroleum Corp. 6.95%, 7/1/2024	120,000	126,075
3.45%, 7/15/2024	35,000	32,375
5.55%, 3/15/2026	250,000	251,255
3.40%, 4/15/2026	400,000	363,000
3.20%, 8/15/2026	350,000	319,350
6.45%, 9/15/2036	325,000	327,576
6.60%, 3/15/2046	250,000	244,643
Par Petroleum LLC 7.75%, 12/15/2025(a)	100,000	86,365
Parkland Corp. 5.88%, 7/15/2027(a)	200,000	212,463
PBF Holding Co. LLC 6.00%, 2/15/2028(a)	225,000	180,804
PBF Logistics LP 6.88%, 5/15/2023	100,000	97,061
QEP Resources, Inc. 5.38%, 10/1/2022	290,000	233,019
Range Resources Corp. 5.00%, 3/15/2023	360,000	335,129
4.88%, 5/15/2025	400,000	336,250
Rockies Express Pipeline LLC 6.88%, 4/15/2040(a)	90,000	90,900

Investments	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd. 7.00%, 3/31/2023(a)	100,000	91,864
Ruby Pipeline LLC 7.00%, 4/1/2022(a)(d)	136,364	129,581
Seven Generations Energy Ltd. 5.38%, 9/30/2025(a)	225,000	209,951
SM Energy Co. 6.75%, 9/15/2026	100,000	50,356
Southwestern Energy Co. 6.45%, 1/23/2025(d)	420,000	389,243
7.75%, 10/1/2027	175,000	164,990
Summit Midstream Holdings LLC 5.50%, 8/15/2022	100,000	65,351
5.75%, 4/15/2025	300,000	148,094
Sunoco LP 4.88%, 1/15/2023	250,000	254,974
Tallgrass Energy Partners LP 5.50%, 9/15/2024(a)	250,000	240,546
5.50%, 1/15/2028(a)	350,000	312,475
Vine Oil & Gas LP 9.75%, 4/15/2023(a)	550,000	324,500
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	215,000	143,865
Whiting Petroleum Corp. 5.75%, 3/15/2021(e)	200,000	34,250
6.25%, 4/1/2023(e)	200,000	36,625
6.63%, 1/15/2026(e)	450,000	78,424

		17,652,579

Paper & Forest Products - 0.6%
Louisiana-Pacific Corp. 4.88%, 9/15/2024	100,000	103,239
Mercer International, Inc. 7.38%, 1/15/2025	600,000	606,000
Norbord, Inc. 5.75%, 7/15/2027(a)	200,000	213,712
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026(a)	100,000	106,519

		1,029,470

Personal Products - 0.3%
Avon Products, Inc. 7.00%, 3/15/2023(d)	460,000	472,183
Prestige Brands, Inc. 5.13%, 1/15/2028(a)	50,000	52,590

		524,773

Pharmaceuticals - 2.2%
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	700,000	788,200
8.50%, 1/31/2027(a)	500,000	557,007
Bausch Health Cos., Inc. 6.13%, 4/15/2025(a)	815,000	842,302
7.00%, 1/15/2028(a)	170,000	185,162
7.25%, 5/30/2029(a)	290,000	319,489
5.25%, 1/30/2030(a)	270,000	276,040
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(a)	200,000	206,212
Elanco Animal Health, Inc. 5.65%, 8/28/2028(d)	100,000	116,438

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Endo DAC 9.50%, 7/31/2027(a)	88,000	94,930
HLF Financing Sarl LLC 7.25%, 8/15/2026(a)	345,000	362,790
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	249,000	265,170

		4,013,740

Professional Services - 0.2%
AMN Healthcare, Inc. 5.13%, 10/1/2024(a)	110,000	112,051
4.63%, 10/1/2027(a)	110,000	110,048
ASGN, Inc. 4.63%, 5/15/2028(a)	100,000	102,419
Jaguar Holding Co. II 4.63%, 6/15/2025(a)	115,000	120,362

		444,880

Real Estate Management & Development - 0.8%
Forestar Group, Inc. 8.00%, 4/15/2024(a)	270,000	290,656
Greystar Real Estate Partners LLC 5.75%, 12/1/2025(a)	100,000	101,250
Hunt Cos., Inc. 6.25%, 2/15/2026(a)	430,000	403,299
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	425,000	427,125
Newmark Group, Inc. 6.13%, 11/15/2023	135,000	138,685
Realogy Group LLC 4.88%, 6/1/2023(a)	110,000	109,244

		1,470,259

Road & Rail - 1.1%
AerCap Global Aviation Trust 6.50%, 6/15/2045(a)(b)	200,000	159,850
Algeco Global Finance plc 8.00%, 2/15/2023(a)	310,000	309,416
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024(a)	285,000	295,517
Kenan Advantage Group, Inc. (The) 7.88%, 7/31/2023(a)	160,000	146,183
Uber Technologies, Inc. 7.50%, 9/15/2027(a)	1,085,000	1,136,537

		2,047,503

Semiconductors & Semiconductor Equipment - 0.5%
Entegris, Inc. 4.63%, 2/10/2026(a)	100,000	104,143
Microchip Technology, Inc. 4.25%, 9/1/2025(a)	300,000	315,521
Qorvo, Inc. 5.50%, 7/15/2026	100,000	107,501
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	350,000	369,220

		896,385

Software - 2.0%
ACI Worldwide, Inc. 5.75%, 8/15/2026(a)	200,000	209,212
Ascend Learning LLC 6.88%, 8/1/2025(a)	200,000	205,729

Investments	Principal Amount ($)	Value ($)
Blackboard, Inc. 10.38%, 11/15/2024(a)	150,000	148,219
Camelot Finance SA 4.50%, 11/1/2026(a)	225,000	233,402
Castle US Holding Corp. 9.50%, 2/15/2028(a)	190,000	176,196
CDK Global, Inc. 5.88%, 6/15/2026	50,000	53,549
4.88%, 6/1/2027	50,000	53,582
Change Healthcare Holdings LLC 5.75%, 3/1/2025(a)	340,000	348,075
Granite Merger Sub 2, Inc. 11.00%, 7/15/2027(a)	175,000	182,951
j2 Cloud Services LLC 6.00%, 7/15/2025(a)	245,000	255,755
NortonLifeLock, Inc. 5.00%, 4/15/2025(a)	270,000	278,802
Open Text Corp. 5.88%, 6/1/2026(a)	300,000	319,354
PTC, Inc. 3.63%, 2/15/2025(a)	180,000	187,069
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	510,000	548,250
Veritas US, Inc. 10.50%, 2/1/2024(a)	520,000	477,695

		3,677,840

Specialty Retail - 3.2%
AAG FH LP 9.75%, 7/15/2024(a)	100,000	94,000
Asbury Automotive Group, Inc. 4.50%, 3/1/2028(a)	250,000	257,124
Bed Bath & Beyond, Inc. 5.17%, 8/1/2044	50,000	31,938
eG Global Finance plc 6.75%, 2/7/2025(a)	500,000	523,390
8.50%, 10/30/2025(a)	200,000	218,880
Gap, Inc. (The) 8.88%, 5/15/2027(a)	150,000	167,813
J. Crew Brand LLC 13.00%, 9/15/2021(a)(e)	30,000	16,050
KGA Escrow LLC 7.50%, 8/15/2023(a)	125,000	127,956
L Brands, Inc. 5.63%, 10/15/2023	165,000	167,788
5.25%, 2/1/2028	485,000	451,571
7.50%, 6/15/2029	367,000	378,307
Lithia Motors, Inc. 5.25%, 8/1/2025(a)	75,000	78,273
Michaels Stores, Inc. 8.00%, 7/15/2027(a)	185,000	175,078
Murphy Oil USA, Inc. 5.63%, 5/1/2027	50,000	53,178
Party City Holdings, Inc. (ICE LIBOR USD 6 Month + 5.00%), 5.75%, 7/15/2025(a)(f)	108,825	108,825

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
PetSmart, Inc. 7.13%, 3/15/2023(a)	475,000	480,370
5.88%, 6/1/2025(a)	34,000	34,935
8.88%, 6/1/2025(a)	325,000	336,781
Sally Holdings LLC 5.63%, 12/1/2025	300,000	308,438
Sonic Automotive, Inc. 6.13%, 3/15/2027	150,000	155,784
SRS Distribution, Inc. 8.25%, 7/1/2026(a)	150,000	156,534
Staples, Inc. 7.50%, 4/15/2026(a)	1,290,000	1,134,000
10.75%, 4/15/2027(a)	625,000	398,047

		5,855,060

Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC 7. 13%, 6/15/2024(a)	25,000	25,994
Diebold Nixdorf, Inc. 9.38%, 7/15/2025(a)	165,000	175,362
NCR Corp. 6.13%, 9/1/2029(a)	355,000	389,485
Western Digital Corp. 4.75%, 2/15/2026	130,000	141,390
Xerox Corp. 4.12%, 3/15/2023(d)	245,000	252,764
6.75%, 12/15/2039	25,000	27,576

		1,012,571

Textiles, Apparel & Luxury Goods - 0.3%
Eagle Intermediate Global Holding BV 7.50%, 5/1/2025(a)	550,000	387,750
Michael Kors USA, Inc. 4.25%, 11/1/2024(a)(d)	150,000	142,844
William Carter Co. (The) 5.63%, 3/15/2027(a)	100,000	106,790

		637,384

Thrifts & Mortgage Finance - 0.4%
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 3/15/2022(a)	115,000	113,058
REIT, 4.25%, 2/1/2027(a)	100,000	84,750
NMI Holdings, Inc. 7.38%, 6/1/2025(a)	100,000	108,856
Provident Funding Associates LP 6.38%, 6/15/2025(a)	180,000	172,556
Radian Group, Inc. 6.63%, 3/15/2025	270,000	288,569

		767,789

Tobacco - 0.5%
Vector Group Ltd. 6.13%, 2/1/2025(a)	525,000	523,031
10.50%, 11/1/2026(a)	340,000	348,713

		871,744

Trading Companies & Distributors - 0.7%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	335,000	150,296
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022(a)	270,000	274,680

Investments	Principal Amount ($)	Value ($)
6.50%, 10/1/2025(a)	400,000	377,542
9.75%, 8/1/2027(a)	50,000	51,813
HD Supply, Inc. 5.38%, 10/15/2026(a)	100,000	105,085
WESCO Distribution, Inc. 7.13%, 6/15/2025(a)	375,000	412,018

		1,371,434

Transportation Infrastructure - 0.2%
Adani Abbot Point Terminal Pty. Ltd. 4.45%, 12/15/2022(a)	315,000	285,043

Wireless Telecommunication Services - 3.1%
C&W Senior Financing DAC 7.50%, 10/15/2026(a)	100,000	106,791
6.88%, 9/15/2027(a)	470,000	503,076
Connect Finco SARL 6.75%, 10/1/2026(a)	1,375,000	1,412,056
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	555,000	619,413
Sprint Corp. 7.25%, 9/15/2021	550,000	581,625
7.88%, 9/15/2023	700,000	813,750
7.13%, 6/15/2024	250,000	291,977
7.63%, 2/15/2025	300,000	364,934
7.63%, 3/1/2026	200,000	250,299
T-Mobile USA, Inc. 6.50%, 1/15/2026	500,000	527,700
4.50%, 2/1/2026	5,000	5,159
Vodafone Group plc 7.00%, 4/4/2079(b)	200,000	240,791

		5,717,571

TOTAL CORPORATE BONDS (Cost $178,676,065)		178,844,567

Total Investments - 98.0% (Cost $178,676,065)		178,844,567
Other Assets Less Liabilities - 2.0%		3,605,749

Net Assets - 100.0%		182,450,316

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(c)	Payment in-kind security.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2020.

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

(e)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2020.
(g)	Represents less than 0.05% of net assets.
(h)	Perpetual security. The rate reflected was the rate in effect on July 31, 2020. The maturity date reflects the next call date.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 81.0%

Aerospace & Defense - 0.7%
Boeing Co. (The) 2.30%, 8/1/2021	580,000	583,760
8.75%, 8/15/2021	827,000	891,888
Northrop Grumman Corp. 2.08%, 10/15/2020	1,270,000	1,274,407
3.50%, 3/15/2021	204,000	207,889

		2,957,944

Air Freight & Logistics - 0.5%
FedEx Corp. 2.63%, 8/1/2022	1,000,000	1,041,522
United Parcel Service, Inc. 2.05%, 4/1/2021	895,000	906,345

		1,947,867

Airlines - 0.6%
Southwest Airlines Co. 2.65%, 11/5/2020	2,560,000	2,565,935

Automobiles - 3.3%
BMW US Capital LLC 3.25%, 8/14/2020(a)	480,000	480,392
(ICE LIBOR USD 3 Month + 0.41%), 0.68%, 4/12/2021(a)(b)	1,500,000	1,501,171
3.80%, 4/6/2023(a)	1,500,000	1,617,673
Daimler Finance North America LLC (ICE LIBOR USD 3 Month + 0.45%), 0.81%, 2/22/2021(a)(b)	2,065,000	2,062,550
3.00%, 2/22/2021(a)	650,000	657,743
2.88%, 3/10/2021(a)	1,500,000	1,518,368
Hyundai Capital America 2.85%, 11/1/2022(a)	670,000	688,769
Nissan Motor Acceptance Corp. (ICE LIBOR USD 3 Month + 0.39%), 0.70%, 9/28/2020(a)(b)	250,000	249,441
(ICE LIBOR USD 3 Month + 0.63%), 0.94%, 9/21/2021(a)(b)	762,000	744,087
Toyota Motor Corp. 2.16%, 7/2/2022	1,000,000	1,032,919
Volkswagen Group of America Finance LLC (ICE LIBOR USD 3 Month + 0.77%), 1.20%, 11/13/2020(a)(b)	3,500,000	3,500,828

		14,053,941

Investments	Principal Amount ($)	Value ($)
Banks - 24.5%
ABN AMRO Bank NV (ICE LIBOR USD 3 Month + 0.57%), 0.94%, 8/27/2021(a)(b)	1,100,000	1,106,038
Australia & New Zealand Banking Group Ltd. (ICE LIBOR USD 3 Month + 0.46%), 0.85%, 5/17/2021(a)(b)	1,000,000	1,003,497
2.30%, 6/1/2021	2,090,000	2,126,978
2.05%, 11/21/2022	1,900,000	1,971,481
Bank of America Corp. 2.63%, 4/19/2021	3,000,000	3,051,049
(ICE LIBOR USD 3 Month + 0.38%), 0.64%, 1/23/2022(b)	1,742,000	1,742,548
Bank of Montreal Series D, 3.10%, 4/13/2021	1,650,000	1,684,306
2.90%, 3/26/2022	1,500,000	1,564,675
Bank of Nova Scotia (The) (ICE LIBOR USD 3 Month + 0.29%), 0.57%, 1/8/2021(b)	670,000	670,613
(ICE LIBOR USD 3 Month + 0.42%), 0.66%, 1/25/2021(b)	1,000,000	1,001,607
1.63%, 5/1/2023	2,000,000	2,062,512
Banque Federative du Credit Mutuel SA 2.13%, 11/21/2022(a)	1,400,000	1,448,354
Barclays Bank plc (ICE LIBOR USD 3 Month + 0.65%), 1.12%, 8/7/2020(b)	144,000	144,010
1.70%, 5/12/2022	1,090,000	1,111,855
BNP Paribas SA 5.00%, 1/15/2021	1,195,000	1,219,990
2.95%, 5/23/2022(a)	1,300,000	1,350,069
Canadian Imperial Bank of Commerce (SOFR + 0.80%), 0.90%, 3/17/2023(b)	2,400,000	2,406,594
Capital One Bank USA NA 2.01%, 1/27/2023(c)	3,150,000	3,208,422
Citibank NA (ICE LIBOR USD 3 Month + 0.57%), 0.83%, 7/23/2021(b)	900,000	903,374
3.16%, 2/19/2022(c)	2,000,000	2,029,472
Citigroup, Inc. 2.65%, 10/26/2020	3,190,000	3,207,140
2.70%, 3/30/2021	500,000	507,786
Citizens Bank NA (ICE LIBOR USD 3 Month + 0.72%), 1.14%, 2/14/2022(b)	2,000,000	2,007,650

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA 2.50%, 1/19/2021	1,130,000	1,141,772
(ICE LIBOR USD 3 Month + 0.43%), 0.67%, 4/26/2021(b)	1,380,000	1,383,726
(ICE LIBOR USD 3 Month + 0.48%), 0.75%, 1/10/2023(b)	1,000,000	1,005,744
DBS Group Holdings Ltd. 2.85%, 4/16/2022(a)	1,200,000	1,242,149
Fifth Third Bank NA (ICE LIBOR USD 3 Month + 0.25%), 0.52%, 10/30/2020(b)	1,500,000	1,500,556
2.20%, 10/30/2020	400,000	401,218
2.25%, 6/14/2021	460,000	466,983
HSBC Holdings plc (ICE LIBOR USD 3 Month + 0.65%), 0.97%, 9/11/2021(b)	2,000,000	2,001,139
JPMorgan Chase & Co. 4.63%, 5/10/2021	1,600,000	1,653,002
2.40%, 6/7/2021	1,055,000	1,071,728
3.21%, 4/1/2023(c)	500,000	522,365
2.78%, 4/25/2023(c)	100,000	103,899
1.51%, 6/1/2024(c)	3,650,000	3,739,513
Kreditanstalt fuer Wiederaufbau 2.38%, 3/24/2021	535,211	542,832
Lloyds Banking Group plc 2.86%, 3/17/2023(c)	2,600,000	2,687,905
1.33%, 6/15/2023(c)	400,000	403,860
Mitsubishi UFJ Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.65%), 0.89%, 7/26/2021(b)	695,000	698,070
3.22%, 3/7/2022	1,200,000	1,249,651
2.62%, 7/18/2022	2,300,000	2,390,890
National Australia Bank Ltd. 2.63%, 1/14/2021	450,000	454,611
(ICE LIBOR USD 3 Month + 0.71%), 1.27%, 11/4/2021(a)(b)	2,000,000	2,014,635
(ICE LIBOR USD 3 Month + 0.41%), 0.72%, 12/13/2022(a)(b)	1,000,000	1,003,908
Nordea Bank Abp 1.00%, 6/9/2023(a)	640,000	651,267
Royal Bank of Canada (ICE LIBOR USD 3 Month + 0.39%), 0.66%, 4/30/2021(b)	1,000,000	1,002,582
(ICE LIBOR USD 3 Month + 0.73%), 1.42%, 2/1/2022(b)	1,813,000	1,828,550
(ICE LIBOR USD 3 Month + 0.36%), 0.63%, 1/17/2023(b)	1,000,000	1,002,717
1.15%, 6/10/2025	1,300,000	1,326,981

Investments	Principal Amount ($)	Value ($)
Santander UK plc (ICE LIBOR USD 3 Month + 0.62%), 0.97%, 6/1/2021(b)	672,000	674,842
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021	850,000	861,802
(ICE LIBOR USD 3 Month + 0.43%), 0.82%, 5/17/2021(a)(b)	1,110,000	1,113,142
2.20%, 12/12/2022(a)	600,000	623,809
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	941,000	956,127
Svenska Handelsbanken AB 2.45%, 3/30/2021	300,000	304,291
(ICE LIBOR USD 3 Month + 0.47%), 0.83%, 5/24/2021(b)	2,800,000	2,809,247
3.35%, 5/24/2021	2,480,000	2,541,660
0.63%, 6/30/2023(a)	1,500,000	1,504,650
Swedbank AB 1.30%, 6/2/2023(a)	400,000	407,410
Toronto-Dominion Bank (The) (ICE LIBOR USD 3 Month + 0.26%), 0.56%, 9/17/2020(b)	691,000	691,288
(ICE LIBOR USD 3 Month + 0.27%), 0.57%, 3/17/2021(b)	1,125,000	1,126,710
(ICE LIBOR USD 3 Month + 0.43%), 0.74%, 6/11/2021(b)	4,650,000	4,666,011
(ICE LIBOR USD 3 Month + 0.30%), 0.57%, 7/30/2021(b)	2,300,000	2,304,190
Truist Bank (ICE LIBOR USD 3 Month + 0.59%), 0.98%, 5/17/2022(b)	3,000,000	3,010,839
Truist Financial Corp. 3.05%, 6/20/2022	2,268,000	2,376,619
US Bank NA (ICE LIBOR USD 3 Month + 0.31%), 0.87%, 2/4/2021(b)	2,500,000	2,503,604
(ICE LIBOR USD 3 Month + 0.18%), 0.45%, 1/21/2022(b)	2,000,000	2,002,626
Westpac Banking Corp. 2.65%, 1/25/2021	105,000	106,186
(ICE LIBOR USD 3 Month + 0.39%), 0.66%, 1/13/2023(b)	1,100,000	1,102,287
2.00%, 1/13/2023	510,000	529,398

		103,239,011

Capital Markets - 5.0%
Ameriprise Financial, Inc. 3.00%, 3/22/2022	900,000	937,295

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Charles Schwab Corp. (The) (ICE LIBOR USD 3 Month + 0.32%), 0.69%, 5/21/2021(b)	515,000	516,022
3.25%, 5/21/2021	590,000	602,593
Credit Suisse AG 2.10%, 11/12/2021	700,000	715,718
(SOFR + 0.45%), 0.55%, 2/4/2022(b)	4,000,000	3,997,890
2.80%, 4/8/2022	2,300,000	2,390,795
Goldman Sachs Group, Inc. (The) 2.63%, 4/25/2021	930,000	943,694
2.35%, 11/15/2021	2,510,000	2,523,351
Macquarie Bank Ltd. 2.10%, 10/17/2022(a)	700,000	723,950
Moody’s Corp. 2.75%, 12/15/2021	2,034,000	2,092,075
Morgan Stanley (ICE LIBOR USD 3 Month + 1.40%), 1.67%, 4/21/2021(b)	1,500,000	1,512,357
5.50%, 7/28/2021	610,000	640,483
(ICE LIBOR USD 3 Month + 0.93%), 1.19%, 7/22/2022(b)	244,000	245,490
(SOFR + 0.70%), 0.80%, 1/20/2023(b)	1,200,000	1,203,242
UBS Group AG (ICE LIBOR USD 3 Month + 1.44%), 1.74%, 9/24/2020(a)(b)	2,000,000	2,004,149

		21,049,104

Chemicals - 2.7%
Albemarle Corp. (ICE LIBOR USD 3 Month + 1.05%), 1.44%, 11/15/2022(b)	1,030,000	1,009,127
DuPont de Nemours, Inc. (ICE LIBOR USD 3 Month + 0.71%), 1.10%, 11/15/2020(b)	2,072,000	2,074,654
3.77%, 11/15/2020	2,713,000	2,738,615
2.17%, 5/1/2023	2,800,000	2,858,372
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	2,645,000	2,653,937

		11,334,705

Commercial Services & Supplies - 0.7%
Republic Services, Inc. 5.25%, 11/15/2021	3,000,000	3,182,924

Communications Equipment - 0.2%
Cisco Systems, Inc. 2.20%, 2/28/2021	950,000	957,380

Consumer Finance - 6.9%
AerCap Ireland Capital DAC 5.00%, 10/1/2021	1,000,000	1,024,374
4.45%, 12/16/2021	1,000,000	1,018,534

Investments	Principal Amount ($)	Value ($)
American Express Co. 2.20%, 10/30/2020	1,400,000	1,404,092
3.00%, 2/22/2021	520,000	526,559
(ICE LIBOR USD 3 Month + 0.53%), 0.91%, 5/17/2021(b)	612,000	614,158
American Express Credit Corp. Series F, (ICE LIBOR USD 3 Month + 1.05%), 1.36%, 9/14/2020(b)	1,750,000	1,750,472
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.35%), 0.66%, 6/11/2021(b)	1,200,000	1,201,546
1.70%, 9/9/2021	500,000	506,872
(ICE LIBOR USD 3 Month + 0.37%), 0.82%, 5/10/2023(b)	2,500,000	2,480,794
0.88%, 7/7/2023	2,670,000	2,694,846
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.95%), 1.26%, 3/9/2022(b)	235,000	236,596
Caterpillar Financial Services Corp. 1.85%, 9/4/2020	1,100,000	1,101,493
(ICE LIBOR USD 3 Month + 0.23%), 0.54%, 3/15/2021(b)	160,000	160,200
Series I, (ICE LIBOR USD 3 Month + 0.39%), 0.78%, 5/17/2021(b)	1,275,000	1,278,451
(ICE LIBOR USD 3 Month + 0.28%), 0.60%, 9/7/2021(b)	2,091,000	2,094,328
(ICE LIBOR USD 3 Month + 0.22%), 0.50%, 1/6/2022(b)	2,710,000	2,712,374
John Deere Capital Corp. (ICE LIBOR USD 3 Month + 0.17%), 0.44%, 10/9/2020(b)	690,000	690,206
(ICE LIBOR USD 3 Month + 0.26%), 0.57%, 9/10/2021(b)	1,554,000	1,557,691
PACCAR Financial Corp. 2.00%, 9/26/2022	200,000	206,704
2.65%, 4/6/2023	1,000,000	1,056,594
0.80%, 6/8/2023	380,000	383,106
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.29%), 0.57%, 10/7/2021(b)	1,200,000	1,201,405
1.15%, 5/26/2022	3,000,000	3,044,221

		28,945,616

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Diversified Financial Services - 0.7%
BNG Bank NV 0.75%, 4/17/2023(a)	1,200,000	1,215,912
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	1,570,000	1,578,281

		2,794,193

Diversified Telecommunication Services - 2.7%
AT&T, Inc. (ICE LIBOR USD 3 Month + 0.75%), 1.10%, 6/1/2021(b)	4,600,000	4,619,943
(ICE LIBOR USD 3 Month + 0.95%), 1.23%, 7/15/2021(b)	2,891,000	2,914,933
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.32%, 3/16/2022(b)	3,620,000	3,673,258

		11,208,134

Electric Utilities - 1.6%
Duke Energy Corp. (ICE LIBOR USD 3 Month + 0.50%), 0.92%, 5/14/2021(a)(b)	1,000,000	1,002,299
3.55%, 9/15/2021	150,000	154,113
2.40%, 8/15/2022	250,000	259,129
Duke Energy Florida LLC Series A, (ICE LIBOR USD 3 Month + 0.25%), 0.61%, 11/26/2021(b)	600,000	600,355
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.38%), 0.64%, 7/28/2023(b)	940,000	940,618
NextEra Energy Capital Holdings, Inc. 2.40%, 9/1/2021	2,487,000	2,543,180
2.90%, 4/1/2022	1,352,000	1,408,757

		6,908,451

Energy Equipment & Services - 0.0%(d)
Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(a)	25,000	25,097

Entertainment - 0.1%
Walt Disney Co. (The) (ICE LIBOR USD 3 Month + 0.25%), 0.60%, 9/1/2021(b)	300,000	299,816

Equity Real Estate Investment Trusts (REITs) - 0.7%
American Campus Communities Operating Partnership LP 3.75%, 4/15/2023	985,000	1,033,277
Crown Castle International Corp. 3.15%, 7/15/2023	1,800,000	1,928,152

		2,961,429

Investments	Principal Amount ($)	Value ($)
Food & Staples Retailing - 0.9%
Kroger Co. (The) 3.30%, 1/15/2021	2,340,000	2,365,211
2.60%, 2/1/2021	1,235,000	1,246,290

		3,611,501

Food Products - 2.4%
Cargill, Inc. 1.38%, 7/23/2023(a)	2,100,000	2,149,254
Hershey Co. (The) 3.10%, 5/15/2021	670,000	685,020
0.90%, 6/1/2025	470,000	476,485
J M Smucker Co. (The) 3.00%, 3/15/2022	2,169,000	2,248,815
Mondelez International Holdings Netherlands BV 2.13%, 9/19/2022(a)	1,360,000	1,407,908
Mondelez International, Inc. 0.63%, 7/1/2022	1,530,000	1,538,195
Tyson Foods, Inc. 2.25%, 8/23/2021	1,710,000	1,737,068

		10,242,745

Gas Utilities - 0.1%
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	550,000	552,641

Health Care Equipment & Supplies - 0.8%
DH Europe Finance II Sarl 2.05%, 11/15/2022	3,300,000	3,411,099

Health Care Providers & Services - 3.9%
Cigna Corp. 3.20%, 9/17/2020	3,000,000	3,010,273
(ICE LIBOR USD 3 Month + 0.65%), 0.95%, 9/17/2021(b)	1,000,000	1,000,112
(ICE LIBOR USD 3 Month + 0.89%), 1.17%, 7/15/2023(b)	2,000,000	2,019,072
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 1.03%, 3/9/2021(b)	1,000,000	1,003,932
3.35%, 3/9/2021	1,701,000	1,731,762
2.13%, 6/1/2021	620,000	628,028
2.75%, 12/1/2022	610,000	638,793
3.70%, 3/9/2023	100,000	107,625
McKesson Corp. 3.65%, 11/30/2020	762,000	770,413
UnitedHealth Group, Inc. (ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/15/2020(b)	3,715,000	3,715,594
2.88%, 12/15/2021	1,020,000	1,056,771
2.38%, 10/15/2022	800,000	837,476

		16,519,851

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp. 2.75%, 12/9/2020	954,000	960,255
(ICE LIBOR USD 3 Month + 0.43%), 0.68%, 10/28/2021(b)	1,625,000	1,629,107
Starbucks Corp. 1.30%, 5/7/2022	290,000	294,435

		2,883,797

Household Durables - 0.8%
DR Horton, Inc. 2.55%, 12/1/2020	1,047,000	1,054,220
Whirlpool Corp. 4.85%, 6/15/2021	2,448,000	2,540,714

		3,594,934

Household Products - 0.5%
Kimberly-Clark Corp. 2.15%, 8/15/2020	2,000,000	2,001,144

Industrial Conglomerates - 0.8%
Roper Technologies, Inc. 3.00%, 12/15/2020	3,169,000	3,193,995

Insurance - 2.4%
Allstate Corp. (The) (ICE LIBOR USD 3 Month + 0.43%), 0.74%, 3/29/2021(b)	1,290,000	1,293,130
Aon Corp. 2.20%, 11/15/2022	780,000	810,898
Berkshire Hathaway Finance Corp. 4.25%, 1/15/2021	725,000	737,994
Jackson National Life Global Funding (ICE LIBOR USD 3 Month + 0.30%), 0.57%, 10/15/2020(a)(b)	1,145,000	1,145,382
(ICE LIBOR USD 3 Month + 0.48%), 0.79%, 6/11/2021(a)(b)	500,000	501,636
MetLife, Inc. 3.05%, 12/15/2022(e)	500,000	532,345
New York Life Global Funding (ICE LIBOR USD 3 Month + 0.28%), 0.55%, 1/21/2022(a)(b)	1,600,000	1,604,736
1.10%, 5/5/2023(a)	500,000	510,351
Prudential Financial, Inc. 4.50%, 11/15/2020	3,000,000	3,035,853

		10,172,325

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. 0.40%, 6/3/2023	1,120,000	1,126,483

IT Services - 1.8%
IBM Credit LLC (ICE LIBOR USD 3 Month + 0.47%), 0.83%, 11/30/2020(b)	110,000	110,155
2.65%, 2/5/2021	600,000	607,299

Investments	Principal Amount ($)	Value ($)
International Business Machines Corp. (ICE LIBOR USD 3 Month + 0.40%), 0.83%, 5/13/2021(b)	3,000,000	3,010,001
PayPal Holdings, Inc. 2.20%, 9/26/2022	900,000	934,424
1.35%, 6/1/2023	2,850,000	2,922,683

		7,584,562

Machinery - 1.2%
CNH Industrial Capital LLC
3.88%, 10/15/2021	500,000	515,728
1.95%, 7/2/2023	730,000	737,190
Otis Worldwide Corp.
(ICE LIBOR USD 3 Month + 0.45%), 0.75%, 4/5/2023(a)(b)	3,705,000	3,694,161

		4,947,079

Media - 1.2%
Comcast Corp. (ICE LIBOR USD 3 Month + 0.33%), 0.63%, 10/1/2020(b)	3,895,000	3,897,331
2.85%, 1/15/2023	250,000	267,251
Fox Corp. 3.67%, 1/25/2022	800,000	838,484

		5,003,066

Multi-Utilities - 0.0%(d)
DTE Energy Co. Series B, 3.30%, 6/15/2022	175,000	182,501

Oil, Gas & Consumable Fuels - 3.6%
BP Capital Markets America, Inc. 4.50%, 10/1/2020	436,000	438,881
2.94%, 4/6/2023	300,000	318,587
BP Capital Markets plc (ICE LIBOR USD 3 Month + 0.25%), 0.61%, 11/24/2020(b)	1,766,000	1,766,879
Chevron Corp. 1.14%, 5/11/2023	1,280,000	1,309,002
Energy Transfer Operating LP 4.65%, 6/1/2021	440,000	448,699
Enterprise Products Operating LLC 2.80%, 2/15/2021	2,500,000	2,530,699
Exxon Mobil Corp. 1.57%, 4/15/2023	3,000,000	3,094,691
MPLX LP (ICE LIBOR USD 3 Month + 0.90%), 1.21%, 9/9/2021(b)	100,000	99,541
Phillips 66 4.30%, 4/1/2022	630,000	668,491
3.70%, 4/6/2023	600,000	644,883
Total Capital International SA 2.22%, 7/12/2021	3,700,000	3,762,730

		15,083,083

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Paper & Forest Products - 0.5%
Georgia-Pacific LLC 5.40%, 11/1/2020(a)	1,900,000	1,923,660

Pharmaceuticals - 1.3%
GlaxoSmithKline Capital plc (ICE LIBOR USD 3 Month + 0.35%), 0.77%, 5/14/2021(b)	1,955,000	1,959,506
3.13%, 5/14/2021	1,340,000	1,369,565
Pfizer, Inc. 1.95%, 6/3/2021	550,000	558,239
Upjohn, Inc. 1.13%, 6/22/2022(a)	1,600,000	1,613,891

		5,501,201

Road & Rail - 1.9%
Burlington Northern Santa Fe LLC 4.10%, 6/1/2021	760,000	776,250
Penske Truck Leasing Co. LP 3.65%, 7/29/2021(a)	1,200,000	1,232,320
Ryder System, Inc. 3.50%, 6/1/2021	350,000	358,608
2.88%, 6/1/2022	1,200,000	1,247,404
Union Pacific Corp. 3.20%, 6/8/2021	4,412,000	4,517,292

		8,131,874

Software - 1.0%
Intuit, Inc. 0.65%, 7/15/2023	1,040,000	1,047,421
Microsoft Corp. 1.55%, 8/8/2021	3,000,000	3,038,170

		4,085,591

Specialty Retail - 0.8%
AutoZone, Inc. 4.00%, 11/15/2020	900,000	900,916
3.70%, 4/15/2022	2,000,000	2,089,577
Home Depot, Inc. (The) 4.40%, 4/1/2021	395,000	401,699
(ICE LIBOR USD 3 Month + 0.31%), 0.66%, 3/1/2022(b)	210,000	210,620

		3,602,812

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc. (ICE LIBOR USD 3 Month + 0.50%), 0.95%, 2/9/2022(b)	332,000	334,282
0.75%, 5/11/2023	2,030,000	2,054,435
Dell International LLC 4.42%, 6/15/2021(a)	2,838,000	2,916,504
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020(e)	3,675,000	3,686,698
(ICE LIBOR USD 3 Month + 0.68%), 1.00%, 3/12/2021(b)	1,370,000	1,372,278
3.50%, 10/5/2021	400,000	412,757
2.25%, 4/1/2023	400,000	413,924

		11,190,878

Investments	Principal Amount ($)	Value ($)
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 2.05%, 4/23/2022	1,000,000	1,026,435

Trading Companies & Distributors - 0.4%
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.67%), 1.01%, 6/3/2021(b)	500,000	490,477
3.75%, 2/1/2022	1,000,000	1,014,969

		1,505,446

TOTAL CORPORATE BONDS (Cost $338,596,180)		341,510,250

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 7.6%

BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	880,000	905,396
Barclays Dryrock Issuance Trust Series 2019-1, Class A, 1.96%, 5/15/2025	700,000	719,094
BMW Vehicle Owner Trust Series 2020-A, Class A2, 0.39%, 2/27/2023	1,400,000	1,400,653
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2, 1.72%, 8/15/2024	900,000	925,935
CarMax Auto Owner Trust Series 2019-1, Class A2A, 3.02%, 7/15/2022	118,659	119,182
Series 2020-3, Class A2A, 0.49%, 6/15/2023	350,000	350,202
Chase Issuance Trust Series 2020-A1, Class A1, 1.53%, 1/15/2025	2,300,000	2,369,602
Dell Equipment Finance Trust Series 2019-1, Class A2, 2.78%, 8/23/2021(a)	422,519	425,673
Discover Card Execution Note Trust Series 2019-A3, Class A, 1.89%, 10/15/2024	2,800,000	2,894,899
Drive Auto Receivables Trust Series 2019-4, Class A2A, 2.32%, 6/15/2022	292,465	292,959
Series 2019-3, Class A2A, 2.63%, 9/15/2022	163,788	163,991
Series 2020-1, Class A2, 1.99%, 12/15/2022	380,371	382,202
Enterprise Fleet Financing LLC Series 2019-2, Class A2, 2.29%, 2/20/2025(a)	1,087,832	1,105,470

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust Series 2020-A, Class A2, 1.03%, 10/15/2022	200,000	200,843
Series 2020-B, Class A2, 0.50%, 2/15/2023	2,300,000	2,302,316
Ford Credit Floorplan Master Owner Trust A Series 2019-1, Class A, 2.84%, 3/15/2024	500,000	517,206
GM Financial Automobile Leasing Trust Series 2019-3, Class A2A, 2.09%, 10/20/2021	464,292	466,483
Series 2020-1, Class A3, 1.67%, 12/20/2022	550,000	558,524
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A2A, 1.50%, 3/16/2023	200,000	201,566
Honda Auto Receivables Owner Trust Series 2020-2, Class A2, 0.74%, 11/15/2022	700,000	702,215
Hyundai Auto Receivables Trust Series 2017-A, Class A3, 1.76%, 8/16/2021	21,398	21,437
Series 2020-B, Class A2, 0.38%, 3/15/2023	1,000,000	1,000,884
John Deere Owner Trust Series 2020-B, Class A2, 0.41%, 3/15/2023	500,000	500,420
Mercedes-Benz Auto Receivables Trust Series 2020-1, Class A2, 0.46%, 3/15/2023	900,000	901,242
Nissan Auto Lease Trust Series 2019-B, Class A2A, 2.27%, 1/15/2021	1,372,376	1,380,886
Nissan Auto Receivables Owner Trust Series 2019-A, Class A2A, 2.82%, 1/18/2022	680,749	683,622
Santander Drive Auto Receivables Trust Series 2019-3, Class A2A, 2.28%, 2/15/2022	363,353	363,764
Series 2020-2, Class A2A, 0.62%, 5/15/2023	1,300,000	1,300,948
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 3/15/2025	2,000,000	2,070,731
Toyota Auto Receivables Owner Trust Series 2020-C, Class A2, 0.36%, 2/15/2023	2,200,000	2,201,150
Verizon Owner Trust Series 2020-A, Class A1A, 1.85%, 7/22/2024	1,500,000	1,541,674
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.93%, 12/20/2022	1,000,000	1,003,980
World Financial Network Credit Card Master Trust Series 2019-B, Class A, 2.49%, 4/15/2026	1,000,000	1,028,811
Series 2019-C, Class A, 2.21%, 7/15/2026	1,000,000	1,023,455

TOTAL ASSET-BACKED SECURITIES (Cost $31,545,039)		32,027,415

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 6.3%

U.S. Treasury Notes (US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.22%, 4/30/2022(b)	24,000,000	24,030,742
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.16%, 7/31/2022(b)	2,500,000	2,500,566

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,510,502)		26,531,308

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.1%

Japan Bank for International Cooperation 1.75%, 1/23/2023	800,000	826,538
Svensk Exportkredit AB (ICE LIBOR USD 3 Month + 0.05%), 0.36%, 12/14/2020(b)	3,000,000	3,000,689
0.75%, 4/6/2023	700,000	708,381

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $4,495,955)		4,535,608

Investments	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES - 0.9%

FFCB 0.25%, 5/6/2022	2,000,000	2,003,678
FNMA 0.25%, 5/22/2023	2,000,000	2,001,698

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,992,125)		4,005,376

Investments	Principal Amount ($)	Value ($)
SUPRANATIONAL - 0.9%

European Investment Bank (SOFR + 0.28%), 0.35%, 3/5/2024(a)(b)	2,900,000	2,898,952
Nordic Investment Bank 0.38%, 5/19/2023	800,000	803,986

TOTAL SUPRANATIONAL (Cost $3,699,977)		3,702,938

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 0.5%

University of Missouri, System Facilities Revenue Bonds
Series 2020-A, 1.47%, 11/1/2023	1,000,000	1,024,830
Port Authority of New York and New Jersey
Series AAA, 1.09%, 7/1/2023	1,000,000	1,013,320

TOTAL MUNICIPAL BONDS (Cost $2,000,000)		2,038,150

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%(d)
Holmes Master Issuer plc Series 2018-1A, Class A2, 0.64%, 10/15/2054(a)(f) (Cost $91,428)	91,429	91,431

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.9%

COMMERCIAL PAPER - 0.9%
Boeing Co. (The) 2.30%, 10/29/2020(g)(h)	2,000,000	1,993,125
BP Capital Markets plc 1.36%, 10/20/2020(h)	1,000,000	999,413
Dallas FT Worth Protective Services Pllc 0.65%, 8/28/2020(h)	500,000	499,995
0.65%, 9/8/2020(h)	500,000	500,005

TOTAL COMMERCIAL PAPER (Cost $3,985,875)		3,992,538

Total Investments - 99.2% (Cost $414,917,081)		418,435,014
Other Assets Less Liabilities - 0.8%		3,437,402

Net Assets - 100.0%		421,872,416

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2020.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Represents less than 0.05% of net assets.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2020.

(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2020.

(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
(h)	The rate shown was the current yield as of July 31, 2020.

Percentages shown are based on Net Assets.

Abbreviations

FFCB	Federal Farm Credit Banks
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2020:

Australia	2.6%
Canada	5.5
Finland	0.2
France	1.8
Germany	2.8
Ireland	0.5
Japan	1.7
Netherlands	1.4
Singapore	0.3
Supranational	0.9
Sweden	3.3
Switzerland	2.2
United Kingdom	3.1
United States	72.9
Other[1]	0.8

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

July 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.8%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	492,670	27,170,750
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	138,453	9,046,450
FlexShares® Disciplined Duration MBS Index Fund(a)	548,651	13,277,354
iShares 20+ Year Treasury Bond ETF	43,012	7,355,052
iShares 3-7 Year Treasury Bond ETF	63,605	8,527,522
iShares 7-10 Year Treasury Bond ETF	31,006	3,807,537
iShares Long-Term Corporate Bond ETF	33,299	2,452,804
iShares MBS ETF	106,558	11,808,758
iShares Short-Term Corporate Bond ETF	215,570	11,867,129

TOTAL EXCHANGE TRADED FUNDS (Cost $90,746,109)		95,313,356

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills 0.05%, 9/17/2020(b) (Cost $194,987)	195,000	194,979

Total Investments - 100.0% (Cost $90,941,096)		95,508,335
Other Assets Less Liabilities - 0.0%(c)		5,608

Net Assets - 100.0%		95,513,943

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	The rate shown was the current yield as of July 31, 2020.
(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Core Select Bond Fund (cont.)

For the period ended July 31, 2020, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares July 31, 2020	Value July 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/ (Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$7,339,064	$20,369,043	$1,654,568	492,670	$27,170,750	$1,150,831	$220,451	$(33,620)
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	1,318,985	6,942,728	205,350	138,453	9,046,450	994,022	66,594	(3,935)
FlexShares® Disciplined Duration MBS Index Fund	—	14,029,890	884,933	548,651	13,277,354	137,166	100,265	(4,769)
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	785,291	1,318,402	2,092,583	—	—	3,389	3,440	(14,499)
FlexShares® Ready Access Variable Income Fund	—	1,291,357	1,294,880	—	—	—	988	3,523

	$9,443,340	$43,951,420	$6,132,314	1,179,774	$49,494,554	$2,285,408	$391,738	$(53,300)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2020 (Unaudited)

Investment Valuation

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of July 31, 2020 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks*	$103,481,162	$—	$—	$103,481,162
Short-Term Investments	—	44,979	—	44,979

Total Investments	$103,481,162	$44,979	$—	$103,526,141

Other Financial Instruments
Assets
Futures Contracts	$6,497	$—	$—	$6,497

Total Other Financial Instruments	$6,497	$—	$—	$6,497

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks*	$59,856,044	$—	$—	$59,856,044

Total Investments	$59,856,044	$—	$—	$59,856,044

Other Financial Instruments
Assets
Futures Contracts	$17,619	$—	$—	$17,619
Forward Foreign Currency Contracts	—	3,052	—	3,052
Liabilities
Forward Foreign Currency Contracts	—	(12,580)	—	(12,580)

Total Other Financial Instruments	$17,619	$(9,528)	$—	$8,091

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Banks	$910,182	$8,402	$—	$918,584
Health Care Providers & Services	148,566	12,332	—	160,898
Independent Power and Renewable Electricity Producers	24,993	4,560	—	29,553
Multiline Retail	43,821	2,619	—	46,440
Specialty Retail	127,212	1,401	—	128,613
Other*	5,675,458	—	—	5,675,458
Corporate Bonds*	—	1	—	1

Total Investments	$6,930,232	$29,315	$—	$6,959,547

Other Financial Instruments
Assets
Futures Contracts	$18,092	$—	$—	$18,092

Total Other Financial Instruments	$18,092	$—	$—	$18,092

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks*	$1,205,163,432	$—	$—	$1,205,163,432
Rights	—	—	27,946	27,946
Warrants	23,890	—	—	23,890
Securities Lending Reinvestments
Certificates of Deposit	—	39,016,122	—	39,016,122
Commercial Paper	—	4,998,778	—	4,998,778
Repurchase Agreements	—	90,713,278	—	90,713,278

Total Investments	$1,205,187,322	$134,728,178	$27,946	$1,339,943,446

Other Financial Instruments
Assets
Futures Contracts	$1,009,642	$—	$—	$1,009,642

Total Other Financial Instruments	$1,009,642	$—	$—	$1,009,642

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$17,024	$—	$—	$17,024
Common Stocks
Construction & Engineering	12,664,474	—	417	12,664,891
Diversified Financial Services	5,456,751	102,940	—	5,559,691
Electric Utilities	8,386,104	32,605	—	8,418,709
Food Products	15,596,854	9,429	—	15,606,283
Health Care Providers & Services	3,379,399	136	—	3,379,535
Pharmaceuticals	25,857,388	11	—	25,857,399
Other*	458,373,923	—	—	458,373,923
Rights	57,927	—	—	57,927
Securities Lending Reinvestments
Repurchase Agreements	—	4,205,333	—	4,205,333

Total Investments	$529,789,844	$4,350,454	$417	$534,140,715

Other Financial Instruments
Assets
Futures Contracts	$161,064	$—	$—	$161,064
Forward Foreign Currency Contracts	—	322,574	—	322,574
Liabilities
Futures Contracts	(187,750)	—	—	(187,750)
Forward Foreign Currency Contracts	—	(70,800)	—	(70,800)

Total Other Financial Instruments	$(26,686)	$251,774	$—	$225,088

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Banks	$30,145,468	$145,746	$—	$30,291,214
Biotechnology	1,234,997	25,614	—	1,260,611
Chemicals	8,366,643	42,420	—	8,409,063
Electronic Equipment, Instruments & Components	7,285,870	—	1,646	7,287,516
Entertainment	1,729,976	—	10,869	1,740,845
Equity Real Estate Investment Trusts (REITs)	2,581,636	34,649	—	2,616,285
Food & Staples Retailing	1,865,483	593	—	1,866,076
Hotels, Restaurants & Leisure	1,123,490	1,149	17,362	1,142,001
Household Durables	1,978,861	116,046	—	2,094,907
Oil, Gas & Consumable Fuels	12,090,511	1,369	—	12,091,880
Real Estate Management & Development	12,294,204	—	6,188	12,300,392
Textiles, Apparel & Luxury Goods	1,780,926	—	2,007	1,782,933
Transportation Infrastructure	1,747,585	89,185	—	1,836,770
Other*	135,436,336	—	—	135,436,336
Corporate Bonds*	—	9,233	—	9,233
Rights	191,612	1,568	—	193,180
Warrants	509	—	—	509
Securities Lending Reinvestments
Repurchase Agreements	—	1,652,568	—	1,652,568

Total Investments	$219,854,107	$2,120,140	$38,072	$222,012,319

Other Financial Instruments
Assets
Futures Contracts	$415,470	$—	$—	$415,470
Forward Foreign Currency Contracts	—	11,656	—	11,656
Liabilities
Forward Foreign Currency Contracts	—	(5,378)	—	(5,378)

Total Other Financial Instruments	$415,470	$6,278	$—	$421,748

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Investments
Exchange Traded Funds	$6,232,901	$—	$—	$6,232,901

Total Investments	$6,232,901	$—	$—	$6,232,901

Other Financial Instruments
Liabilities
Forward Foreign Currency Contracts	$—	$(165,489)	$—	$(165,489)

Total Other Financial Instruments	$—	$(165,489)	$—	$(165,489)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund
Investments
Exchange Traded Funds	$3,363,430	$—	$—	$3,363,430

Total Investments	$3,363,430	$—	$—	$3,363,430

Other Financial Instruments
Assets
Futures Contracts	$5,068	$—	$—	$5,068
Forward Foreign Currency Contracts	—	7,784	—	7,784
Liabilities
Forward Foreign Currency Contracts	—	(21,737)	—	(21,737)

Total Other Financial Instruments	$5,068	$(13,953)	$—	$(8,885)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks*	$68,685,581	$—	$—	$68,685,581

Total Investments	$68,685,581	$—	$—	$68,685,581

Other Financial Instruments
Assets
Futures Contracts	$46,843	$—	$—	$46,843

Total Other Financial Instruments	$46,843	$—	$—	$46,843

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® US ESG Impact Index Fund
Investments
Common Stocks*	$81,505,393	$—	$—	$81,505,393
Warrants	1,114	—	—	1,114
Securities Lending Reinvestments
Repurchase Agreements	—	8,255	—	8,255

Total Investments	$81,506,507	$8,255	$—	$81,514,762

Other Financial Instruments
Assets
Futures Contracts	$52,030	$—	$—	$52,030

Total Other Financial Instruments	$52,030	$—	$—	$52,030

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global ESG Impact Index Fund
Investments
Common Stocks
Electric Utilities	$1,427,400	$8,084	$—	$1,435,484
Other*	108,832,887	—	—	108,832,887
Rights	7,065	—	—	7,065
Securities Lending Reinvestments
Repurchase Agreements	$—	$93,590	$—	$93,590

Total Investments	$110,267,352	$101,674	$—	$110,369,026

Other Financial Instruments
Assets
Futures Contracts	$83,237	$—	$—	$83,237
Liabilities
Futures Contracts	(2,197)	—	—	(2,197)
Forward Foreign Currency Contracts	—	(11,966)	—	(11,966)

Total Other Financial Instruments	$81,040	$(11,966)	$—	$69,074

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$3,307,505,567	$—	$—	$3,307,505,567
Warrants	490,235	—	—	490,235
Securities Lending Reinvestments
Certificates of Deposit	—	25,015,116	—	25,015,116
Commercial Paper	—	1,999,511	—	1,999,511
Repurchase Agreements	—	102,524,551	—	102,524,551

Total Investments	$3,307,995,802	$129,539,178	$—	$3,437,534,980

Other Financial Instruments
Assets
Futures Contracts	$1,286,912	$—	$—	$1,286,912
Forward Foreign Currency Contracts	—	595,201	—	595,201
Liabilities
Futures Contracts	(397,197)	—	—	(397,197)
Forward Foreign Currency Contracts	—	(576,040)	—	(576,040)

Total Other Financial Instruments	$889,715	$19,161	$—	$908,876

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$1,784,176,822	$—	$—	$1,784,176,822
Rights	376,869	—	—	376,869
Securities Lending Reinvestments
Repurchase Agreements	—	43,844,725	—	43,844,725

Total Investments	$1,784,553,691	$43,844,725	$—	$1,828,398,416

Other Financial Instruments
Assets
Futures Contracts	$664,241	$—	$—	$664,241
Forward Foreign Currency Contracts	—	47,808	—	47,808
Liabilities
Futures Contracts	$(238,263)	$—	$—	$(238,263)
Forward Foreign Currency Contracts	—	(85,376)	—	(85,376)

Total Other Financial Instruments	$425,978	$(37,568)	$—	$388,410

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks*	$289,465,284	$—	$—	$289,465,284
Securities Lending Reinvestments
Repurchase Agreements	—	8,391,156	—	8,391,156

Total Investments	$289,465,284	$8,391,156	$—	$297,856,440

Other Financial Instruments
Assets
Futures Contracts	$116,348	$—	$—	$116,348
Forward Foreign Currency Contracts	—	18,540	—	18,540
Liabilities
Futures Contracts	(14,322)	—	—	(14,322)
Forward Foreign Currency Contracts	—	(18,025)	—	(18,025)

Total Other Financial Instruments	$102,026	$515	$—	$102,541

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$7,998,391	$—	$—	$7,998,391

Total Investments	$7,998,391	$—	$—	$7,998,391

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$1,339,607,247	$—	$—	$1,339,607,247
Securities Lending Reinvestments
Certificates of Deposit	—	20,001,944	—	20,001,944
Commercial Paper	—	1,999,511	—	1,999,511
Repurchase Agreements	—	64,586,240	—	64,586,240

Total Investments	$1,339,607,247	$86,587,695	$—	$1,426,194,942

Other Financial Instruments
Assets
Futures Contracts	$407,814	$—	$—	$407,814

Total Other Financial Instruments	$407,814	$—	$—	$407,814

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$444,788,446	$—	$—	$444,788,446
Securities Lending Reinvestments
Repurchase Agreements	—	8,186,015	—	8,186,015

Total Investments	$444,788,446	$8,186,015	$—	$452,974,461

Other Financial Instruments
Assets
Futures Contracts	$114,338	$—	$—	$114,338

Total Other Financial Instruments	$114,338	$—	$—	$114,338

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$15,448,183	$—	$—	$15,448,183
Securities Lending Reinvestments
Repurchase Agreements	—	19,750	—	19,750

Total Investments	$15,448,183	$19,750	$—	$15,467,933

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks*	$454,337,949	$—	$—	$454,337,949
Rights	188,324	—	—	188,324
Securities Lending Reinvestments
Repurchase Agreements	—	6,134,418	—	6,134,418

Total Investments	$454,526,273	$6,134,418	$—	$460,660,691

Other Financial Instruments
Assets
Futures Contracts	$410,661	$—	$—	$410,661
Forward Foreign Currency Contracts	—	166,385	—	166,385
Liabilities
Futures Contracts	(234,810)	—	—	(234,810)
Forward Foreign Currency Contracts	—	(160,195)	—	(160,195)

Total Other Financial Instruments	$175,851	$6,190	$—	$182,041

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$61,193,593	$—	$—	$61,193,593
Rights	13,673	—	—	13,673
Securities Lending Reinvestments
Repurchase Agreements	$—	$72,464	$—	$72,464

Total Investments	$61,207,266	$72,464	$—	$61,279,730

Other Financial Instruments
Assets
Futures Contracts	$62,690	$—	$—	$62,690
Forward Foreign Currency Contracts	—	927	—	927
Liabilities
Forward Foreign Currency Contracts	—	(19,308)	—	(19,308)

Total Other Financial Instruments	$62,690	$(18,381)	$—	$44,309

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$20,178,075	$—	$—	$20,178,075

Total Investments	$20,178,075	$—	$—	$20,178,075

Other Financial Instruments
Assets
Futures Contracts	$11,637	$—	$—	$11,637
Forward Foreign Currency Contracts	—	1,874	—	1,874
Liabilities
Forward Foreign Currency Contracts	—	(7,435)	—	(7,435)

Total Other Financial Instruments	$11,637	$(5,561)	$—	$6,076

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,409,829,076	$—	$1,409,829,076

Total Investments	$—	$1,409,829,076	$—	$1,409,829,076

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$552,474,921	$—	$552,474,921

Total Investments	$—	$552,474,921	$—	$552,474,921

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$82,028,312	$—	$82,028,312

Total Investments	$—	$82,028,312	$—	$82,028,312

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$171,867,590	$—	$171,867,590

Total Investments	$—	$171,867,590	$—	$171,867,590

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$45,262,763	$—	$45,262,763

Total Investments	$—	$45,262,763	$—	$45,262,763

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds*	$—	$178,844,567	$—	$178,844,567

Total Investments	$—	$178,844,567	$—	$178,844,567

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$32,027,415	$—	$32,027,415
Collateralized Mortgage Obligations	—	91,431	—	91,431
Corporate Bonds*	—	341,510,250	—	341,510,250
Municipal Bonds	—	2,038,150	—	2,038,150
Supranational	—	3,702,938	—	3,702,938
U.S. Government Agency Securities	—	4,005,376	—	4,005,376
Foreign Government Securities	—	4,535,608	—	4,535,608
U.S. Treasury Obligations	—	26,531,308	—	26,531,308
Short-Term Investments	—	3,992,538	—	3,992,538

Total Investments	$—	$418,435,014	$—	$418,435,014

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds	$95,313,356	$—	$—	$95,313,356
Short-Term Investments	—	194,979	—	194,979

Total Investments	$95,313,356	$194,979	$—	$95,508,335

*	See Schedules of Investments for segregation by industry type.